STATE FARM MUTUAL FUND TRUST

State Farm LifePath® Retirement Fund

State Farm LifePath® 2020 Fund

State Farm LifePath® 2030 Fund

State Farm LifePath® 2040 Fund

State Farm LifePath® 2050 Fund

One State Farm Plaza

Bloomington, Illinois 61710-0001

(800) 447-4930

August 15, 2018

Dear Shareholder:

You are cordially invited to attend a special meeting of shareholders (the “Special Meeting”) of each of State Farm LifePath® Retirement Fund (the “LifePath Retirement Target Fund”), State Farm LifePath® 2020 Fund (the “LifePath 2020 Target Fund”), State Farm LifePath® 2030 Fund (the “LifePath 2030 Target Fund”), State Farm LifePath® 2040 Fund (the “LifePath 2040 Target Fund”) and State Farm LifePath® 2050 Fund (the “LifePath 2050 Target Fund” and together with the LifePath Retirement Target Fund, the LifePath 2020 Target Fund, the LifePath 2030 Target Fund and/or the LifePath 2040 Target Fund, the “Target Funds” and each, a “Target Fund”), each a series of State Farm Mutual Fund Trust (the “Target Trust”), a Delaware statutory trust, which will be held on Friday, September 14, 2018 at 8:00 a.m. (Central time), at the offices of State Farm Investment Management Corp. (“SFIMC”) at One State Farm Plaza, Bloomington, Illinois, 61710-0001. Before the Special Meeting, by way of this letter, I would like to provide you with additional background and ask for your vote on important proposals affecting the Target Funds.

SFIMC, the investment adviser to each of the Target Funds, after a review of the nature and goals of its mutual fund advisory business, has determined to reduce the extent of its mutual fund advisory business activities. Accordingly, on May 23, 2018, SFIMC recommended, and the Board of Trustees of the Target Trust (the “Target Board”) approved, an Agreement and Plan of Reorganization with respect to each Target Fund pursuant to which each Target Fund would be reorganized (each, a “Reorganization” and collectively, the “Reorganizations”) into a corresponding mutual fund advised by BlackRock Fund Advisors (“BFA”) as set out in the table below under the heading “Acquiring Funds” (each, an “Acquiring Fund” and collectively, the “Acquiring Funds”), each of which is a series of BlackRock Funds III (the “Acquiring Trust”), a Delaware statutory trust. Each Acquiring Fund is a “feeder” fund that invests all of its assets in a corresponding “master” portfolio as set out in the table below under the heading “Acquiring Master Portfolios” (each, an “Acquiring Master Portfolio”), each a series of Master Investment Portfolio (“MIP”), a Delaware statutory trust, with the same investment objective as the Acquiring Fund. In connection with each Reorganization, each Target Fund will transfer all of its assets to the corresponding Acquiring Fund in exchange for the assumption of certain stated liabilities of such Target Fund and newly-issued shares of such Acquiring Fund, including fractional shares, if any. Each applicable Acquiring Fund will then transfer in-kind the acquired assets to the applicable Acquiring Master Portfolio in exchange for interests in such Acquiring Master Portfolio. The Reorganizations are described below and throughout the Combined Prospectus/Proxy Statement as Proposals 1a, 1b, 1c, 1d and 1e. BFA is an investment adviser to BlackRock mutual funds and is an indirect, wholly owned subsidiary of BlackRock, Inc. As a result of each Reorganization, you will receive shares (including fractional shares, if any) of the applicable Acquiring Fund with the same aggregate net asset value as the shares of the Target Fund you own immediately prior to the Reorganization.

Target Funds	Acquiring Funds	Acquiring Master Portfolios
LifePath Retirement Target Fund	BlackRock LifePath® Index Retirement Fund (the “LifePath Retirement Acquiring Fund”)	LifePath® Index Retirement Master Portfolio (the “LifePath Retirement Acquiring Master Portfolio”)

LifePath 2020 Target Fund	BlackRock LifePath® Index 2020 Fund (the “LifePath 2020 Acquiring Fund”)	LifePath® Index 2020 Master Portfolio (the “LifePath 2020 Acquiring Master Portfolio”)

LifePath 2030 Target Fund	BlackRock LifePath® Index 2030 Fund (the “LifePath 2030 Acquiring Fund”)	LifePath® Index 2030 Master Portfolio (the “LifePath 2030 Acquiring Master Portfolio”)

LifePath 2040 Target Fund	BlackRock LifePath® Index 2040 Fund (the “LifePath 2040 Acquiring Fund”)	LifePath® Index 2040 Master Portfolio (the “LifePath 2040 Acquiring Master Portfolio”)

LifePath 2050 Target Fund	BlackRock LifePath® Index 2050 Fund (the “LifePath 2050 Acquiring Fund”)	LifePath® Index 2050 Master Portfolio (the “LifePath 2050 Acquiring Master Portfolio”)

At the Special Meeting, shareholders of each Target Fund will be asked to consider and approve the applicable proposed Agreement and Plan of Reorganization and to transact such other business as permitted by applicable law and as may properly come before the Special Meeting.

After considering the fees and expenses, performance, investment objectives and strategies of each Acquiring Fund and the terms and conditions of each Reorganization, including the tax consequences, the Target Board unanimously recommends that you vote in favor of the applicable Reorganization because it believes such Reorganization is in the best interests of the applicable Target Fund.

The Reorganizations are described below as Proposals 1a, 1b, 1c, 1d and 1e (each, a “Proposal” and collectively, the “Proposals”). The enclosed materials relate to the Proposals.

Proposals 1a, 1b, 1c, 1d and 1e—Approval of Agreement and Plan of Reorganization

Proposal 1a: To approve an Agreement and Plan of Reorganization which provides for (i) the transfer and delivery of all of the assets of the LifePath Retirement Target Fund to the LifePath Retirement Acquiring Fund in exchange for the assumption by the LifePath Retirement Acquiring Fund of certain stated liabilities (which exclude liabilities relating to any litigation) of the LifePath Retirement Target Fund and newly-issued shares of the LifePath Retirement Acquiring Fund; (ii) the distribution of such shares (including fractional shares) of the LifePath Retirement Acquiring Fund by the LifePath Retirement Target Fund to its shareholders; and (iii) the termination, dissolution and liquidation of the LifePath Retirement Target Fund as a series of the Target Trust.

Proposal 1b: To approve an Agreement and Plan of Reorganization which provides for (i) the transfer and delivery of all of the assets of the LifePath 2020 Target Fund to the LifePath 2020 Acquiring Fund in exchange for the assumption by the LifePath 2020 Acquiring Fund of certain stated liabilities (which exclude liabilities relating to any litigation) of the LifePath 2020 Target Fund and newly-issued shares of the LifePath 2020 Acquiring Fund; (ii) the distribution of such shares (including fractional shares) of the LifePath 2020 Acquiring Fund by the LifePath 2020 Target Fund to its shareholders; and (iii) the termination, dissolution and liquidation of the LifePath 2020 Target Fund as a series of the Target Trust.

Proposal 1c: To approve an Agreement and Plan of Reorganization which provides for (i) the transfer and delivery of all of the assets of the LifePath 2030 Target Fund to the LifePath 2030 Acquiring Fund in exchange for the assumption by the LifePath 2030 Acquiring Fund of certain stated liabilities (which exclude liabilities relating to any litigation) of the LifePath 2030 Target Fund and newly-issued shares of the LifePath 2030 Acquiring Fund; (ii) the distribution of such shares (including fractional shares) of the LifePath 2030 Acquiring Fund by the LifePath 2030 Target Fund to its shareholders; and (iii) the termination, dissolution and liquidation of the LifePath 2030 Target Fund as a series of the Target Trust.

Proposal 1d: To approve an Agreement and Plan of Reorganization which provides for (i) the transfer and delivery of all of the assets of the LifePath 2040 Target Fund to the LifePath 2040 Acquiring Fund in exchange for the assumption by the LifePath 2040 Acquiring Fund of certain stated liabilities (which exclude liabilities relating to any litigation) of the LifePath 2040 Target Fund and newly-issued shares of the LifePath 2040 Acquiring Fund; (ii) the distribution of such shares (including fractional shares) of the LifePath 2040 Acquiring Fund by the LifePath 2040 Target Fund to its shareholders; and (iii) the termination, dissolution and liquidation of the LifePath 2040 Target Fund as a series of the Target Trust.

Proposal 1e: To approve an Agreement and Plan of Reorganization which provides for (i) the transfer and delivery of all of the assets of the LifePath 2050 Target Fund to the LifePath 2050 Acquiring Fund in exchange for the assumption by the LifePath 2050 Acquiring Fund of certain stated liabilities (which exclude liabilities relating to any litigation) of the LifePath 2050 Target Fund and newly-issued shares of the LifePath 2050 Acquiring Fund; (ii) the distribution of such shares (including fractional shares) of the LifePath 2050 Acquiring Fund by the LifePath 2050 Target Fund to its shareholders; and (iii) the termination, dissolution and liquidation of the LifePath 2050 Target Fund as a series of the Target Trust.

Proposal 2

To transact such other business as permitted by applicable law and as may properly be presented at the Special Meeting or any adjournment or postponement thereof.

The Target Board has fixed the close of business on May 25, 2018 for determination of shareholders of each Target Fund entitled to notice of, and to vote at, the Special Meeting and any adjournments or postponements thereof (the “Record Date”).

Please note that the Target Board believes that each Reorganization is in the best interests of the applicable Target Fund, and unanimously recommends that you vote “FOR” Proposal 1a, 1b, 1c, 1d and/or 1e, as applicable.

I encourage you to carefully review the enclosed materials, which explain these Proposals in more detail. As a shareholder, your vote is important, and we hope that you will respond today to ensure that your shares will be represented at the Special Meeting. You may vote using one of the methods below by following the instructions on your proxy card:

•	By touch-tone telephone;

•	By Internet;

•	By marking, signing, dating and returning the enclosed proxy card in the postage-paid envelope; or

•	In person at the Special Meeting.

If you do not vote using one of these methods, you may be called by Computershare Fund Services, our proxy solicitor, to vote your shares.

If you are a record holder of a Target Fund’s shares and plan to attend the Special Meeting in person, in order to gain admission you must show valid photographic identification, such as your driver’s license or passport.

Even if you plan to attend the Special Meeting in person, please promptly follow the enclosed instructions to submit voting instructions by telephone or via the Internet. Alternatively, you may submit voting instructions by marking, signing and dating each proxy card, and, if received by mail, returning it in the accompanying postage-paid return envelope.

As always, we appreciate your support.

Sincerely,

Joe R. Monk, Jr.

President, Trustee and Chairperson of the Board

State Farm LifePath® Retirement Fund,

State Farm LifePath® 2020 Fund,

State Farm LifePath® 2030 Fund,

State Farm LifePath® 2040 Fund and

State Farm LifePath® 2050 Fund, each a series of

State Farm Mutual Fund Trust

One State Farm Plaza

Bloomington, Illinois 61710-0001

(800) 447-4930

QUESTIONS & ANSWERS

We recommend that you read the complete Combined Prospectus/Proxy Statement. For your convenience, we have provided a brief overview of the proposed Reorganizations (each, a “Proposal” and collectively, the “Proposals”).

Q:	Why is a shareholder meeting being held?

A:

You are a shareholder of the LifePath Retirement Target Fund, the LifePath 2020 Target Fund, the LifePath 2030 Target Fund, the LifePath 2040 Target Fund and/or the LifePath 2050 Target Fund. As a shareholder of a Target Fund, you are being asked to approve an Agreement and Plan of Reorganization (each, a “Reorganization Agreement”) between the Target Trust, on behalf of the applicable Target Fund, and the Acquiring Trusts, on behalf of the corresponding Acquiring Fund, as set out in the table below:

Proposal No.	Target Fund		Acquiring Fund		Acquiring Master Portfolio
1a	State Farm LifePath® Retirement Fund (the “LifePath Retirement Target Fund”)	a series of State Farm Mutual Fund Trust (the “Target Trust”), a Delaware statutory trust	BlackRock LifePath® Index Retirement Fund (the “LifePath Retirement Acquiring Fund”)	a series of BlackRock Funds III (the “Acquiring Trust”), a Delaware statutory trust	LifePath® Index Retirement Master Portfolio (the “LifePath Retirement Acquiring Master Portfolio”)	a series of Master Investment Portfolio (“MIP”), a Delaware statutory trust
1b	State Farm LifePath® 2020 Fund (the “LifePath 2020 Target Fund”)	a series of the Target Trust	BlackRock LifePath® Index 2020 Fund (the “LifePath 2020 Acquiring Fund”)	a series of the Acquiring Trust	LifePath® Index 2020 Master portfolio (the “LifePath 2020 Acquiring Master Portfolio”)	a series of MIP
1c	State Farm LifePath® 2030 Fund (the “LifePath 2030 Target Fund”)	a series of the Target Trust	BlackRock LifePath® Index 2030 Fund (the “LifePath 2030 Acquiring Fund”)	a series of the Acquiring Trust	LifePath® Index 2030 Master Portfolio (the “LifePath 2030 Acquiring Master Portfolio”)	a series of MIP
1d	State Farm LifePath® 2040 Fund (the “LifePath 2040 Target Fund”)	a series of the Target Trust	BlackRock LifePath® Index 2040 Fund (the “LifePath 2040 Acquiring Fund”)	a series of the Acquiring Trust	LifePath® Index 2040 Master Portfolio (the “LifePath 2040 Acquiring Master Portfolio”)	a series of MIP

Proposal No.	Target Fund		Acquiring Fund		Acquiring Master Portfolio
1e	State Farm LifePath® 2050 Fund (the “LifePath 2050 Target Fund” and together with the LifePath Retirement Target Fund, LifePath 2020 Target Fund, LifePath 2030 Target Fund and the LifePath 2040 Target Fund, the “Target Funds” and each, a “Target Fund”)	a series of the Target Trust	BlackRock LifePath® Index 2050 Fund (the “LifePath 2050 Acquiring Fund” and together with the LifePath Retirement Acquiring Fund, the LifePath 2020 Acquiring Fund, the LifePath 2030 Acquiring Fund and the LifePath 2040 Acquiring Fund, the “Acquiring Funds” and each, an “Acquiring Fund”)	a series of the Acquiring Trust	LifePath® Index 2050 Master Portfolio (the “LifePath 2050 Acquiring Master Portfolio” and together with the LifePath Acquiring Retirement Master Portfolio, the LifePath 2020 Acquiring Master Portfolio, the LifePath 2030 Acquiring Master Portfolio and the LifePath 2040 Acquiring Master Portfolio, the “Acquiring Master Portfolios” and each, an “Acquiring Master Portfolio”)	a series of MIP

Shareholders of the applicable Target Funds as of the close of business on May 25, 2018 (the “Record Date”) are entitled to vote on their respective Proposal.

Each Target Fund and each Acquiring Fund are referred to as a “Fund” and collectively referred to as the “Funds.”

Each Acquiring Fund, following completion of the Reorganizations (as defined below), may be referred to as a “Combined Fund.”

Each Target Fund is asking you to approve, as a shareholder in such Target Fund, a series of transactions with respect to such Target Fund, which will result in you becoming a shareholder of the corresponding Acquiring Fund, a mutual fund advised by BlackRock Fund Advisors (“BFA”), which is the sub-adviser to each of the Target Funds. Each Acquiring Fund is a “feeder” fund that invests all of its assets in a corresponding “master” portfolio (each, an “Acquiring Master Portfolio”), each a series of MIP, with the same investment objective as the applicable Acquiring Fund, as set out in the table above. The proposed transactions include a reorganization (each, a “Reorganization” and collectively, the “Reorganizations”) of each Target Fund into the corresponding Acquiring Fund.

Each Target Fund pursues an investment objective that is identical to that of the corresponding Acquiring Fund. Each Target Fund also employs investment strategies that are substantially similar to those of the corresponding Acquiring Fund to achieve its respective investment objective. If the Reorganizations are approved and completed, you will become a shareholder of the applicable Acquiring Fund, and each Target Fund will be terminated, dissolved and liquidated as a series of the Target Trust. No Reorganization is contingent upon the approval of any other Reorganization. If any Reorganization is not consummated, then the Target Fund for which such Reorganization was not consummated will continue to exist and the Board of Trustees of the Target Trust will consider what action, if any, to take, which may include seeking a merger with a different fund, the liquidation of the applicable Target Fund or continuing current operations of such Target Fund. If approved by shareholders, the closing date for each Reorganization may vary, but it is currently anticipated that all closings are expected to be completed by the fourth quarter of 2018. Please refer to the Combined Prospectus/Proxy Statement for a detailed explanation of the Reorganizations and for a more complete description of each Acquiring Fund.

THE REORGANIZATIONS

Subject to approval by the shareholders of each Target Fund, the Agreement and Plan of Reorganization for each Reorganization provides for:

Step 1:

The transfer and delivery of all of the assets of the applicable Target Fund to the corresponding Acquiring Fund in exchange for the assumption by such Acquiring Fund of certain stated liabilities (which exclude liabilities relating to any litigation) of such Target Fund and newly-issued shares of such Acquiring Fund (“Acquiring Fund Shares”).

Step 2:	The distribution of the Acquiring Fund Shares (including fractional shares) by the corresponding Target Fund to such Target Fund’s shareholders.

Step 3:	The termination, dissolution and liquidation of each Target Fund as a series of the Target Trust.

Such assets will be transferred in-kind by such Acquiring Fund to the corresponding Acquiring Master Portfolio in exchange for interests in such Acquiring Master Portfolio.

Q:	How does the Board of the Target Trust suggest that I vote?

A:

After considering the fees and expenses, performance, investment objectives and strategies of each Acquiring Fund and the terms and conditions of each Reorganization, including the tax consequences, the Target Board, including all of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Target Trust (the “Independent Trustees”), has determined that each proposed Reorganization is in the best interests of each applicable Target Fund and, therefore, unanimously recommends that you cast your vote “FOR” each such proposed Reorganization.

Q:	In the Reorganizations, what class of shares of the applicable Acquiring Fund will I receive?

A:	You will receive shares, including fractional shares, if any, of the applicable class of shares of the applicable Acquiring Fund as follows (the “Share Class Mapping”):

Target Fund shareholders who own Class A, Class B, Legacy Class B or Premier Shares (to the extent applicable) of the Target Fund will receive either Investor A or Investor P Shares of the Acquiring Fund as follows:

•	With respect to Target Fund shareholders who hold such share classes in an account governed by a custodial account agreement with State Farm Bank:

o

Target Fund shareholders that are Coverdell Education Savings Accounts and Archer Medical Savings Accounts will receive Investor A Shares because such accounts will be held directly with BlackRock following the proposed Reorganization.

o	All other Target Fund shareholders will receive Investor P Shares.

•	Target Fund shareholders that are 401(k) plans and hold such share classes of the Target Fund with Ascensus will receive Investor P Shares.

•

Target Fund shareholders (i) that are 401(k) plans not held with Ascensus or trustee-directed 401(a) plans held in accounts that are not governed by a custodial account agreement with State Farm Bank or

(ii) that hold such shares in taxable accounts, will receive Investor A Shares because such accounts will be held directly with BlackRock following the proposed Reorganization unless such shareholders consent to having their accounts moved to the RBC brokerage platform, in which case they will receive Investor P Shares.

•	Such shares held in state escheatment accounts will receive Investor A Shares because such accounts will be held directly with BlackRock following the proposed Reorganization.

•	All other Target Fund shareholders who own such shares will receive Investor P Shares.

Please call State Farm with any questions about what type of account you hold.

If you own the following LifePath Retirement Target Fund Shares	You will receive the following LifePath Retirement Acquiring Fund Shares
Class A Shares	Investor A Shares or Investor P Shares*
Class B Shares	Investor A Shares or Investor P Shares*
Legacy Class B Shares	Investor A Shares or Investor P Shares*
Premier Shares	Investor A Shares or Investor P Shares*
Class R-1 Shares	Investor P Shares
Class R-2 Shares	Investor P Shares
Class R-3 Shares	Institutional Shares
Institutional Shares	Institutional Shares

*	See note above.

The LifePath Retirement Acquiring Fund also offers Class K Shares. No shares from this share class will be issued in the Reorganization.

If you own the following LifePath 2020 Target Fund Shares	You will receive the following LifePath 2020 Acquiring Fund Shares
Class A Shares	Investor A Shares or Investor P Shares*
Class B Shares	Investor A Shares or Investor P Shares*
Legacy Class B Shares	Investor A Shares or Investor P Shares*
Premier Shares	Investor A Shares or Investor P Shares*
Class R-1 Shares	Investor P Shares
Class R-2 Shares	Investor P Shares
Class R-3 Shares	Institutional Shares
Institutional Shares	Institutional Shares

*	See note above.

The LifePath 2020 Acquiring Fund also offers Class K Shares. No shares from this share class will be issued in the Reorganization.

If you own the following LifePath 2030 Target Fund Shares	You will receive the following LifePath 2030 Acquiring Fund Shares
Class A Shares	Investor A Shares or Investor P Shares*
Class B Shares	Investor A Shares or Investor P Shares*
Legacy Class B Shares	Investor A Shares or Investor P Shares*
Premier Shares	Investor A Shares or Investor P Shares*
Class R-1 Shares	Investor P Shares
Class R-2 Shares	Investor P Shares
Class R-3 Shares	Institutional Shares
Institutional Shares	Institutional Shares

*	See note above.

The LifePath 2030 Acquiring Fund also offers Class K Shares. No shares from this share class will be issued in the Reorganization.

If you own the following LifePath 2040 Target Fund Shares	You will receive the following LifePath 2040 Acquiring Fund Shares
Class A Shares	Investor A Shares or Investor P Shares*
Class B Shares	Investor A Shares or Investor P Shares*
Legacy Class B Shares	Investor A Shares or Investor P Shares*
Premier Shares	Investor A Shares or Investor P Shares*
Class R-1 Shares	Investor P Shares
Class R-2 Shares	Investor P Shares
Class R-3 Shares	Institutional Shares
Institutional Shares	Institutional Shares

*	See note above.

The LifePath 2040 Acquiring Fund also offers Class K Shares. No shares from this share class will be issued in the Reorganization.

If you own the following LifePath 2050 Target Fund Shares	You will receive the following LifePath 2050 Acquiring Fund Shares
Class A Shares	Investor A Shares or Investor P Shares*
Premier Shares	Investor A Shares or Investor P Shares*
Class R-1 Shares	Investor P Shares
Class R-2 Shares	Investor P Shares

*	See note above.

The LifePath 2050 Acquiring Fund also offers Institutional Shares and Class K Shares. No shares from these share classes will be issued in the Reorganization.

Share class selection was primarily based on the shareholder eligibility requirements of each share class of both the Target Funds and Acquiring Funds, and on the similarities in the distribution payment structure of each share class of both the Target Funds and Acquiring Funds. In addition, similarities in shareholder privileges and shareholder services, total expense ratios, front-end sales charges, and contingent deferred sales charges were considered.

Q:	Will I own the same number of shares of a Combined Fund as I currently own of my Target Fund?

A:

No. You will receive shares, including fractional shares, if any, of the applicable Acquiring Fund with the same aggregate net asset value (“NAV”) as the shares of the corresponding Target Fund you own immediately prior to the Reorganizations. However, the number of shares you receive will depend on the relative NAV per share for the applicable class of such Target Fund and the corresponding Acquiring Fund computed as of the close of regular trading on the New York Stock Exchange on the business day immediately prior to the closing of the Reorganizations (“Valuation Time”), after the declaration and payment of applicable dividends and/or other distributions. Thus, if as of the Valuation Time the NAV of a share of the applicable Acquiring Fund is lower than the NAV of the corresponding share class of the applicable Target Fund, you will receive a greater number of shares of such Acquiring Fund in the Reorganizations than you held in the Target Fund immediately prior to the Reorganizations. On the other hand, if the NAV of a share of the applicable Acquiring Fund is higher than the NAV of the corresponding share class of the applicable Target Fund, you will receive fewer shares of such Acquiring Fund in the Reorganizations than you held in the Target Fund immediately prior to the Reorganizations. The aggregate NAV immediately after the applicable Reorganization of your Combined Fund shares will be the same as

v

the aggregate NAV of your Target Fund shares immediately prior to the applicable Reorganization. The NAV per share of each class of the Target Fund will be computed as of the Valuation Time in accordance with the Acquiring Fund’s valuation policies and procedures. See the subsection entitled “Comparison of the Funds—Purchase, Redemption, Exchange and Valuation of Shares” in the Combined Prospectus/Proxy Statement for information regarding such policies and procedures.

Q:	Who will advise each Combined Fund once the Reorganizations are completed?

A:

Each Target Fund is sub-advised by BFA. Each Acquiring Fund is advised by BFA, and each Combined Fund will continue to be advised by BFA once the Reorganizations are completed. BFA is an investment adviser to certain BlackRock mutual funds and an indirect wholly-owned subsidiary of BlackRock, Inc.

Q:	How will the Reorganizations affect Fund fees and expenses?

A:

Assuming the Reorganizations had occurred on December 31, 2017, each Combined Fund would have (i) total annual fund operating expenses for each of its share classes to be issued in the applicable Reorganization that are estimated to be lower than those of each of the corresponding share classes of the applicable Target Fund prior to the Reorganizations as of December 31, 2017, and (ii) net annual fund operating expenses for each of its share classes to be issued in the applicable Reorganization that are estimated to be lower than those of the corresponding share classes of the applicable Target Fund prior to the Reorganizations as of December 31, 2017, after giving effect to all applicable contractual expense reimbursements (which exclude the effect of certain fees and expenses) that BFA has agreed to continue through April 30, 2021 effective upon the closing of the Reorganizations.

Q:	Will I have to pay any sales charge, commission or other similar fee in connection with the applicable Reorganization?

A:

No, you will not have to pay any sales charge, commission or other similar fee in connection with the applicable Reorganization. However, if you purchase shares of the Combined Funds after the closing of the Reorganization, all applicable sales charges and/or contingent deferred sales charges (“CDSCs”) will apply to such purchases and/or redemptions of such shares in the Combined Funds.

Q:	Are there any differences in front-end sales charges or CDSCs?

A:

Yes. Shareholders of each of Class A Shares, Class B Shares, Legacy Class B Shares and Premier Shares of each of the Target Funds, if applicable, will receive Investor A Shares or Investor P Shares of the applicable Acquiring Fund pursuant to the Share Class Mapping and may be subject to different front-end sales charges and CDSCs following the Reorganization as detailed below. Shareholders of each of Class R-1 Shares and Class R-2 Shares of each of the Target Funds will receive Investor P Shares of the applicable Acquiring Fund. Although shareholders of each of Class R-1 Shares and Class R-2 Shares will receive Investor P Shares, which are subject to different front-end sales charges and CDSCs than Class R-1 Shares and Class R-2 Shares as detailed below, it is expected that such shareholders will be eligible to buy additional Investor P Shares without paying sales loads following the Reorganizations pursuant to the Acquiring Funds’ current sales charge waiver policy, which permits employer-sponsored retirement plans to buy Investor P Shares load-waived. Shareholders of Class R-3 Shares and Institutional Shares of each Target Fund will receive Institutional Shares of the applicable Acquiring Fund and will not be subject to any front-end sales charges or CDSCs.

	Target Funds		Acquiring Funds
Class A

Front-End Sales Charge: 5%

CDSCs: For an investment of $500,000 or more in Class A Shares, a CDSC will be charged if shares are redeemed within 12 months following their purchase at a rate of 0.5% on the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gains distributions) or the cost of such shares.

		Investor A	Front-End Sales Charge: None CDSCs: None

Class B	Front-End Sales Charge: None CDSCs: 5.00%	Investor P

Front-End Sales Charge: 5.25%

CDSCs: A CDSC of 0.10% is assessed on certain redemptions of Investor P Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

Legacy Class B	Front-End Sales Charge: None CDSCs: 3.00%

Premier

Front-End Sales Charge: 5%

CDSCs: For an investment of $500,000 or more in Class A Shares, a CDSC will be charged if shares are redeemed within 12 months following their purchase at a rate of 0.5% on the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gains distributions) or the cost of such shares.

Class R-1	Front-End Sales Charge: None CDSCs: None

Class R-2	Front-End Sales Charge: None CDSCs: None
Class R-3	Front-End Sales Charge: None CDSCs: None	Institutional	Front-End Sales Charge: None CDSCs: None

Institutional	Front-End Sales Charge: None CDSCs: None

When redeeming shares of a Combined Fund received as a result of a Reorganization, the holding period for the Combined Fund shares will be calculated from the date the Target Fund shares were initially purchased by the shareholder.

Q:	What happens to my shares if a Reorganization is approved? Will I have to take any action if a Reorganization is approved?

A:

If a Reorganization is approved, no action is required on your part. Following approval, your shares will automatically be exchanged for shares of the applicable Acquiring Fund on the date of the completion of the applicable Reorganization. You will receive written confirmation that this change has taken place. No certificates for shares will be issued in connection with the Reorganizations.

Q:	What happens if a Reorganization is not approved?

A.

None of the Reorganizations is contingent upon the approval of any other Reorganization. One or more Reorganizations may not be approved by shareholders of an applicable Target Fund. If a Reorganization is not approved by shareholders, the Target Board will consider other alternatives for such Target Fund in light of the best interests of such Target Fund’s shareholders, which may include seeking a merger with a different fund (including a fund that is not managed by a BlackRock investment adviser), the liquidation of such Target Fund or continuing current operations of such Target Fund. If a Reorganization does not occur as contemplated in this Combined Prospectus/Proxy Statement, SFIMC will promptly notify shareholders of that Target Fund as to the status of the transaction. Those Reorganizations that are approved will occur as contemplated in this Combined Prospectus/Proxy Statement.

Q:	Will the applicable Reorganization create a taxable event for me?

A:

Each Reorganization is expected to qualify as a tax-free “reorganization” under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). In general, if the Reorganizations so qualify, the Target Funds and the Acquiring Funds will not recognize gain or loss for U.S. federal income tax purposes from the transactions contemplated by the Reorganizations (except for any gain or loss that may be required to be recognized solely as a result of the close of the Target Funds’ taxable year due to the Reorganizations or as a result of the transfer of certain assets). As a condition to the closing of the Reorganizations, the Acquiring Trust, on behalf of each Acquiring Fund, and the Target Trust, on behalf of each Target Fund, will receive an opinion from Dechert LLP to the effect that the corresponding Reorganization will qualify as a tax-free reorganization under Section 368 of the Code. An opinion of counsel is not binding on the Internal Revenue Service (the “IRS”) or any court and thus does not preclude the IRS from asserting, or a court from rendering, a contrary position.

At any time before the Reorganizations take place, a shareholder may redeem shares of the Target Funds. Generally, such redemptions would be taxable transactions.

The portfolio managers of each Acquiring Fund have reviewed the portfolio holdings of the corresponding Target Fund and, as of December 31, 2017, all of the securities held by each Target Fund comply with the investment strategies and/or investment restrictions of the corresponding Acquiring Fund, although the Acquiring Fund gains exposure to such investment strategies through different investment vehicles.

While the portfolio managers of each Acquiring Fund do not anticipate disposing of a material portion of the corresponding Target Fund’s holdings following the closing of the Reorganization, they do anticipate requesting the disposition of substantially all of the holdings of such Target Fund in preparation for the Reorganization. The purpose of these sales is to align the holdings in each Target Fund with those of the corresponding Acquiring Fund prior to the closing of the Reorganization. During this period, although each Target Fund will continue to follow its glidepath, it may deviate from its principal investment strategies of investing specifically in exchange-traded equity (including real estate investment trusts) and bond funds and money market funds to gain exposure to the underlying asset classes represented in the glidepath. SFIMC has estimated that the brokerage commission and other portfolio transaction costs relating to the realignment of each Target Fund’s portfolio prior to the Reorganization will be approximately: $159,492 or, based on shares outstanding as of December 31, 2017, $0.002 per share for LifePath Retirement Target Fund; $324,761 or, based on shares outstanding as of December 31, 2017, $0.002 per share for LifePath 2020 Target Fund; $537,040 or, based on shares outstanding as of December 31, 2017, $0.004 per share for LifePath 2030 Target Fund; $523,022 or, based on shares outstanding as of December 31, 2017, $0.005 per share for LifePath 2040 Target Fund; and $142,045 or, based on shares outstanding as of December 31, 2017, $0.004 per share for LifePath 2050 Target Fund.

If each Target Fund portfolio holdings were sold on December 31, 2017, the sales would result in a net capital gain position as follows, assuming the redemption of seed capital by State Farm Mutual Automobile Insurance Company from the LifePath 2050 Target Fund and all other Target Fund shareholders as of December 31, 2017 elect to participate in the Reorganization:

Target Fund	Net Capital Gain Position	Net Capital Gain Position (as $ per share)
LifePath Retirement Target Fund	$107,714,089	$1.16
LifePath 2020 Target Fund	$230,970,465	$1.59
LifePath 2030 Target Fund	$363,302,640	$2.42
LifePath 2040 Target Fund	$342,641,192	$3.17
LifePath 2050 Target Fund	$ 85,669,197	$2.27

These amounts do not take into account any available capital loss carryforwards, if any. Based on the net unrealized and realized capital gain position of the Target Funds as of December 31, 2017, including any available capital loss carryforwards, the anticipated sales of portfolio holdings prior to the closing of the Reorganization may result in the distribution of net capital gains to shareholders of the Target Fund. The actual amount of capital gains or losses resulting from the sale of the Target Fund’s portfolio holdings will differ from the amounts stated above due to changes in market conditions, portfolio composition and market values at the time of sale. In addition, following the Reorganization, certain internal restructurings are anticipated within each Acquiring Fund, which may result in taxable income being recognized.

If any of the portfolio assets of the applicable Target Fund are sold, or deemed sold, as a result of the termination of the Target Fund’s taxable year due to the Reorganizations or as a result of the transfer of an interest in a passive foreign investment company, the tax impact of such sales, deemed sales or transfers will depend on the difference between the price at which such portfolio assets are sold, deemed sold or transferred, and the Target Fund’s basis in such assets. Any gains will be distributed to the applicable Target Fund’s shareholders as either capital gain dividends (to the extent of long-term capital gains) or ordinary dividends (to the extent of short-term capital gains or ordinary income) during or with respect to the year of sale, deemed sale or transfer, and such distributions will be taxable to shareholders in non-tax qualified accounts. In addition, prior to the Reorganizations, each Target Fund will distribute to its shareholders all investment company taxable income and net realized capital gains not previously distributed to shareholders, and such distribution of investment company taxable income and net realized capital gains will be taxable to shareholders in non-tax qualified accounts.

You may wish to consult with your tax adviser concerning the tax consequences of the Reorganizations.

Q:	What if I redeem my shares before the applicable Reorganization takes place?

A:	If you choose to redeem your shares before the Reorganizations take place, then such redemption will be treated as a normal sale of shares and, generally, will be a taxable transaction.

Q:	Who will pay for the Reorganizations?

A.

BFA or its affiliates will pay each Acquiring Fund’s portion of the expenses incurred in connection with its respective Reorganization (including auditor and legal fees of the Acquiring Fund and the costs of preparing and filing the Combined Prospectus/Proxy Statement), other than legal fees associated with counsel to the trustees who are not “interested persons” (as defined in the 1940 Act) (“Independent Trustee Counsel Fees”) of its respective Acquiring Trust and any portfolio transaction costs relating to the realignment of the corresponding Target Fund’s portfolio after its respective Reorganization. The Independent Trustee Counsel Fees are allocated based on the Acquiring Fund’s net assets and are estimated to be $3,280 for Proposal 1a, $6,400 for Proposal 1b, $8,850 for Proposal 1c, $6,750 for Proposal 1d and $3,830 for Proposal 1e for the applicable Acquiring Fund and, with respect to each Acquiring Fund, will be borne indirectly by BFA or its affiliates due to the expense caps applicable to the Acquiring Fund. If the Reorganizations are not approved, however, BFA or its affiliates will directly bear the Independent Trustee Counsel Fees.

SFIMC or its affiliates will reimburse each Target Fund for the Target Fund’s portion of the expenses incurred in connection with its respective Reorganization (including auditor and legal fees of the Target Fund, solicitation fees and the costs of printing and mailing the Combined Prospectus/Proxy Statement), which are estimated to be $298,000 for Proposal 1a, $467,000 for Proposal 1b, $488,000 for Proposal 1c, $354,000 for Proposal 1d and $125,000 for Proposal 1e, other than any portfolio transaction costs relating to the realignment of the Target Fund’s portfolio prior to its respective Reorganization. SFIMC or its affiliates will reimburse a Target Fund for expenses related to the Reorganizations simultaneously with the accrual of such expense on the Target Fund’s financial statements. The simultaneous timing of the expense accrual and the reimbursement will prevent Target Fund shareholders from bearing these costs prior to reimbursement.

In addition, if the Reorganizations are approved, each Target Fund will pay for any portfolio transaction costs relating to the realignment of its portfolio with that of its corresponding Acquiring Fund in connection with the Reorganizations. Prior to the closing of its respective Reorganization, each Acquiring Fund anticipates requesting the disposition of substantially all of the corresponding Target Fund’s holdings. SFIMC has estimated that the brokerage commission and other portfolio transaction costs relating to the realignment of each Target Fund’s portfolio prior to its respective Reorganization will be approximately: $159,492 or, based on shares outstanding as of December 31, 2017, $0.002 per share for LifePath Retirement Target Fund; $324,761 or, based on shares outstanding as of December 31, 2017, $0.002 per share for LifePath 2020 Target Fund; $537,040 or, based on shares outstanding as of December 31, 2017, $0.004 per share for LifePath 2030 Target Fund; $523,022 or, based on shares outstanding as of December 31, 2017, $0.005 per share for LifePath 2040 Target Fund; and $142,045 or, based on shares outstanding as of December 31, 2017, $0.004 per share for LifePath 2050 Target Fund.

Q:	How do I vote my shares?

A:

Voting is quick and easy! You may cast your vote by mail, phone or Internet or in person at the special meeting of the Target Funds (“Special Meeting”). To vote by mail, please mark your vote on the enclosed proxy card and sign, date and return the card/form in the postage-paid envelope provided. Please note that if you sign and date the proxy card, but do not indicate how the shares should be voted, your shares will be voted “For” the approval of the applicable Reorganization. To vote by telephone or over the Internet, please have the proxy card in hand and call the telephone number listed on the form(s) or go to the website address listed on the form(s) and follow the instructions.

If you wish to vote in person at the Special Meeting, please complete each proxy card and bring it to the Special Meeting. Even if you plan to attend the Special Meeting in person, please promptly follow the enclosed instructions to submit voting instructions by marking, signing and dating the enclosed proxy card and returning it in the accompanying postage-paid return envelope.

Whichever voting method you choose, please take the time to read the full text of the enclosed Combined Prospectus/Proxy Statement before you vote.

Q:	When will the Reorganizations occur?

A:	If approved by shareholders, and subject to certain other conditions, each Reorganization is expected to occur during the fourth quarter of 2018.

Q:	Whom do I contact if I have questions?

A:	Direct shareholders may contact the applicable Target Fund at (800) 447-4930. You may also call Computershare Fund Services, our proxy solicitation firm, toll-free at (866) 209-6472.

x

Please vote now. Your vote is important.

To avoid the wasteful and unnecessary expense of further solicitation(s), we urge you to indicate your voting instructions on the enclosed proxy card, date and sign it and return it promptly in the postage-paid envelope provided, or record your voting instructions by telephone or via the Internet, no matter how large or small your holdings may be. If you submit a properly executed proxy but do not indicate how you wish your shares to be voted, your shares will be voted “FOR” Proposals 1a, 1b, 1c, 1d and 1e, as applicable.

Important additional information about the Proposals is set forth in the accompanying Combined Prospectus/Proxy Statement. Please read it carefully.

YOUR VOTE IS IMPORTANT.

PLEASE VOTE PROMPTLY BY MARKING, SIGNING AND RETURNING THE ENCLOSED PROXY CARD OR BY RECORDING YOUR VOTING INSTRUCTIONS BY TELEPHONE OR VIA THE INTERNET, NO MATTER HOW MANY SHARES YOU OWN.

IMPORTANT NOTICE REGARDING THE AVAILABILITY OF PROXY MATERIALS FOR THE SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON SEPTEMBER 14, 2018 AT 8:00 A.M. (CENTRAL TIME).

THE COMBINED PROSPECTUS/PROXY STATEMENT FOR THIS MEETING IS AVAILABLE AT:

HTTPS://WWW.STATEFARM.COM/SHAREHOLDER-PROXY

STATE FARM MUTUAL FUND TRUST

State Farm LifePath® Retirement Fund

State Farm LifePath® 2020 Fund

State Farm LifePath® 2030 Fund

State Farm LifePath® 2040 Fund

State Farm LifePath® 2050 Fund

One State Farm Plaza

Bloomington, Illinois 61710-0001

(800) 447-4930

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON SEPTEMBER 14, 2018

To the shareholders of each of State Farm LifePath® Retirement Fund, State Farm LifePath® 2020 Fund, State Farm LifePath® 2030 Fund, State Farm LifePath® 2040 Fund and State Farm LifePath® 2050 Fund:

This is to notify you that a special meeting of shareholders (the “Special Meeting”) of each of State Farm LifePath® Retirement Fund (the “LifePath Retirement Target Fund”), State Farm LifePath® 2020 Fund (the “LifePath 2020 Target Fund”), State Farm LifePath® 2030 Fund (the “LifePath 2030 Target Fund”), State Farm LifePath® 2040 Fund (the “LifePath 2040 Target Fund”) and State Farm LifePath® 2050 Fund (the “LifePath 2050 Target Fund” and together with the LifePath Retirement Target Fund, the LifePath 2020 Target Fund, the LifePath 2030 Target Fund and the LifePath 2040 Target Fund, the “Target Funds” and each, a “Target Fund”), each a series of State Farm Mutual Fund Trust (the “Target Trust”), a Delaware statutory trust, will be held on Friday, September 14, 2018 at 8:00 a.m. (Central time), at the offices of State Farm Investment Management Corp. (“SFIMC”) at One State Farm Plaza, Bloomington, Illinois, 61710-0001.

At the Special Meeting, shareholders of each Target Fund will be asked to consider and approve the applicable proposed Agreement and Plan of Reorganization and to transact such other business as permitted by applicable law and as may properly come before the Special Meeting. Proposal 1 is asking you to approve a Plan of Reorganization, including a series of transactions, which will result in Target Fund shareholders becoming a shareholder of one or more series of BlackRock Funds III (the “Acquiring Trust”), a Delaware statutory trust, each of which is a mutual fund advised by BlackRock Fund Advisors (“BFA”), set out in the table below under the heading “Acquiring Funds” (each, an “Acquiring Fund” and collectively, the “Acquiring Funds”). Each Acquiring Fund is a “feeder” fund that invests all of its assets in a corresponding “master” portfolio (each, an “Acquiring Master Portfolio”), each a series of Master Investment Portfolio (“MIP”), a Delaware statutory trust, as set out in the table below under the heading “Acquiring Master Portfolios” (each, an “Acquiring Master Portfolio” and collectively, the “Acquiring Master Portfolios”), with the same investment objective as the corresponding Acquiring Fund. The proposed transactions include a reorganization (each, a “Reorganization” and collectively, the “Reorganizations”) of each Target Fund into the corresponding Acquiring Fund. In connection with each Reorganization, the applicable Acquiring Fund will transfer in-kind the assets acquired from the Target Fund to the applicable Acquiring Master Portfolio in exchange for interests in such Acquiring Master Portfolio. The Reorganizations are described below and throughout the Combined Prospectus/Proxy Statement as Proposals 1a, 1b, 1c, 1d and 1e (each, a “Proposal” and collectively, the “Proposals”).

Proposal No.	Target Funds	Acquiring Funds	Acquiring Master Portfolios
1a	LifePath Retirement Target Fund	BlackRock LifePath® Index Retirement Fund (the “LifePath Retirement Acquiring Fund”)	LifePath® Index Retirement Master Portfolio (the “LifePath Retirement Acquiring Master Portfolio”)
1b	LifePath 2020 Target Fund	BlackRock LifePath® Index 2020 Fund (the “LifePath 2020 Acquiring Fund”)	LifePath® Index 2020 Master Portfolio (the “LifePath 2020 Acquiring Master Portfolio”)
1c	LifePath 2030 Target Fund	BlackRock LifePath® Index 2030 Fund (the “LifePath 2030 Acquiring Fund”)	LifePath® Index 2030 Master Portfolio (the “LifePath 2030 Acquiring Master Portfolio”)
1d	LifePath 2040 Target Fund	BlackRock LifePath® Index 2040 Fund (the “LifePath 2040 Acquiring Fund”)	LifePath® Index 2040 Master Portfolio (the “LifePath 2040 Acquiring Master Portfolio”)
1e	LifePath 2050 Target Fund	BlackRock LifePath® Index 2050 Fund (the “LifePath 2050 Acquiring Fund”)	LifePath® Index 2050 Master Portfolio (the “LifePath 2050 Acquiring Master Portfolio”)

After considering the fees and expenses, performance, investment objectives and strategies of each Acquiring Fund and the terms and conditions of each Reorganization, including the tax consequences, the Board of Trustees of the Target Trust (the “Target Board”) unanimously recommends that Target Fund shareholders vote in favor of each applicable Reorganization because it believes each Reorganization is in the best interest of the applicable Target Fund.

Proposals 1a, 1b, 1c, 1d and 1e—Approval of Agreement and Plan of Reorganization

Proposal 1a: To approve an Agreement and Plan of Reorganization which provides for (i) the transfer and delivery of all of the assets of the LifePath Retirement Target Fund to the LifePath Retirement Acquiring Fund in exchange for the assumption by the LifePath Retirement Acquiring Fund of certain stated liabilities (which exclude liabilities relating to any litigation) of the LifePath Retirement Target Fund and newly-issued shares of the LifePath Retirement Acquiring Fund; (ii) the distribution of such shares (including fractional shares) of the LifePath Retirement Acquiring Fund by the LifePath Retirement Target Fund to its shareholders; and (iii) the termination, dissolution and liquidation of the LifePath Retirement Target Fund as a series of the Target Trust.

Proposal 1b: To approve an Agreement and Plan of Reorganization which provides for (i) the transfer and delivery of all of the assets of the LifePath 2020 Target Fund to the LifePath 2020 Acquiring Fund in exchange for the assumption by the LifePath 2020 Acquiring Fund of certain stated liabilities (which exclude liabilities relating to any litigation) of the LifePath 2020 Target Fund and newly-issued shares of the LifePath 2020 Acquiring Fund; (ii) the distribution of such shares (including fractional shares) of the LifePath 2020 Acquiring Fund by the LifePath 2020 Target Fund to its shareholders; and (iii) the termination, dissolution and liquidation of the LifePath 2020 Target Fund as a series of the Target Trust.

Proposal 1c: To approve an Agreement and Plan of Reorganization which provides for (i) the transfer and delivery of all of the assets of the LifePath 2030 Target Fund to the LifePath 2030 Acquiring Fund in exchange for the assumption by the LifePath 2030 Acquiring Fund of certain stated liabilities (which exclude liabilities relating to any litigation) of the LifePath 2030 Target Fund and newly-issued shares of the LifePath 2030 Acquiring Fund; (ii) the distribution of such shares (including fractional shares) of the LifePath 2030 Acquiring Fund by the LifePath 2030 Target Fund to its shareholders; and (iii) the termination, dissolution and liquidation of the LifePath 2030 Target Fund as a series of the Target Trust.

Proposal 1d: To approve an Agreement and Plan of Reorganization which provides for (i) the transfer and delivery of all of the assets of the LifePath 2040 Target Fund to the LifePath 2040 Acquiring Fund in exchange for the assumption by the LifePath 2040 Acquiring Fund of certain stated liabilities (which exclude liabilities relating to any litigation) of the LifePath 2040 Target Fund and newly-issued shares of the LifePath 2040 Acquiring Fund; (ii) the distribution of such shares (including fractional shares) of the LifePath 2040 Acquiring Fund by the LifePath 2040 Target Fund to its shareholders; and (iii) the termination, dissolution and liquidation of the LifePath 2040 Target Fund as a series of the Target Trust.

Proposal 1e: To approve an Agreement and Plan of Reorganization which provides for (i) the transfer and delivery of all of the assets of the LifePath 2050 Target Fund to the LifePath 2050 Acquiring Fund in exchange for the assumption by the LifePath 2050 Acquiring Fund of certain stated liabilities (which exclude liabilities relating to any litigation) of the LifePath 2050 Target Fund and newly-issued shares of the LifePath 2050 Acquiring Fund; (ii) the distribution of such shares (including fractional shares) of the LifePath 2050 Acquiring Fund by the LifePath 2050 Target Fund to its shareholders; and (iii) the termination, dissolution and liquidation of the LifePath 2050 Target Fund as a series of the Target Trust.

Proposal 2

To transact such other business as permitted by applicable law and as may properly be presented at the Special Meeting or any adjournment(s) or postponement(s) thereof.

The Target Board has fixed the close of business on May 25, 2018 for determination of shareholders of each Target Fund entitled to notice of, and to vote at, the Special Meeting and any adjournment(s) or postponement(s) thereof (the “Record Date”).

If you are a record holder of a Target Fund’s shares and plan to attend the Special Meeting in person, in order to gain admission you must show valid photographic identification, such as your driver’s license or passport.

Even if you plan to attend the Special Meeting in person, please promptly follow the enclosed instructions to submit voting instructions by telephone or via the Internet. Alternatively, you may submit voting instructions by marking, signing and dating each proxy card, and, if received by mail, returning it in the accompanying postage-paid return envelope.

For directions to the Special Meeting, please contact Computershare Fund Services, the firm assisting us in the solicitation of proxies, toll-free at (866) 209-6472.

The officers or trustees of the Target Trust named as proxies by shareholders may participate in the Special Meeting by remote communications, including, without limitation, by means of a conference telephone or similar communications equipment by means of which all persons participating in the Special Meeting can hear and be heard by each other, and the participation of such officers and trustees in the Special Meeting pursuant to any such communications system shall constitute presence in person at the Special Meeting.

THE TARGET BOARD UNANIMOUSLY RECOMMENDS THAT YOU CAST YOUR VOTE FOR PROPOSAL 1A, 1B, 1C, 1D AND/OR 1E, AS APPLICABLE.

PLEASE VOTE YOUR SHARES BY INDICATING YOUR VOTING INSTRUCTIONS ON THE ENCLOSED PROXY CARD AND SIGN, DATE AND RETURN THE CARD/FORM IN THE POSTAGE-PAID ENVELOPE PROVIDED, OR BY RECORDING YOUR VOTING INSTRUCTIONS BY TELEPHONE OR VIA THE INTERNET.

IN ORDER TO AVOID THE ADDITIONAL EXPENSE OF FURTHER SOLICITATION, WE ASK THAT YOU MAIL YOUR SIGNED AND DATED PROXY CARD OR RECORD YOUR VOTING INSTRUCTIONS BY TELEPHONE OR VIA THE INTERNET PROMPTLY.

By Order of the Board of Trustees of State Farm Mutual Fund

Trust,

Joe R. Monk, Jr.

President, Trustee and Chairperson of the Board

Bloomington, Illinois

August 15, 2018

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting of Shareholders to Be Held on September 14, 2018 at 8:00 a.m. (Central time). The Notice of Special Meeting of Shareholders, the Combined Prospectus/Proxy Statement, the form of proxy card and any amendments are available on the Internet at https://www.statefarm.com/shareholder-proxy.

COMBINED PROSPECTUS/PROXY STATEMENT

PROSPECTUS OF

BLACKROCK FUNDS III

BlackRock LifePath® Index Retirement Fund

BlackRock LifePath® Index 2020 Fund

BlackRock LifePath® Index 2030 Fund

BlackRock LifePath® Index 2040 Fund

BlackRock LifePath® Index 2050 Fund

400 Howard Street

San Francisco, California 94105

(800) 441-7762

PROXY STATEMENT OF

STATE FARM MUTUAL FUND TRUST

State Farm LifePath® Retirement Fund

State Farm LifePath® 2020 Fund

State Farm LifePath® 2030 Fund

State Farm LifePath® 2040 Fund

State Farm LifePath® 2050 Fund

One State Farm Plaza

Bloomington, Illinois 61710-0001

(800) 447-4930

This Combined Prospectus/Proxy Statement is furnished to you as a shareholder of State Farm LifePath® Retirement Fund (the “LifePath Retirement Target Fund”), State Farm LifePath® 2020 Fund (the “LifePath 2020 Target Fund”), State Farm LifePath® 2030 Fund (the “LifePath 2030 Target Fund”), State Farm LifePath® 2040 Fund (the “LifePath 2040 Target Fund”) and/or State Farm LifePath® 2050 Fund (the “LifePath 2050 Target Fund” and together with the LifePath Retirement Target Fund, the LifePath 2020 Target Fund, the LifePath 2030 Target Fund and the LifePath 2040 Target Fund, the “Target Funds” and each, a “Target Fund”), each a series of State Farm Mutual Fund Trust (the “Target Trust”), a Delaware statutory trust.

A special meeting of shareholders of the Target Funds (the “Special Meeting”) will be held at the offices of State Farm Investment Management Corp. (“SFIMC”) at One State Farm Plaza, Bloomington, Illinois, 61710-0001 on Friday, September 14, 2018 at 8:00 a.m. (Central time), to consider the items that are listed below and discussed in greater detail elsewhere in this Combined Prospectus/Proxy Statement. Shareholders of record of the Target Funds at the close of business on May 25, 2018 (the “Record Date”) are entitled to notice of, and to vote at, the Special Meeting or any adjournment(s) or postponement(s) thereof. This Combined Prospectus/Proxy Statement, proxy card and accompanying Notice of Special Meeting of Shareholders are first being sent or given to shareholders of Target Funds on or about August 15, 2018. Shareholders should vote their shares by marking, signing, dating and returning the enclosed proxy card or by following one of the other methods for voting specified on the proxy card.

At the Special Meeting, shareholders of each Target Fund will be asked to consider and approve the applicable proposed Agreement and Plan of Reorganization and to transact such other business as permitted by applicable law and as may properly come before the Special Meeting. Proposal 1 is asking you to approve a Plan of Reorganization, including a series of transactions, which will result in Target Fund shareholders becoming a shareholder of one or more series of BlackRock Funds III (the “Acquiring Trust”), a Delaware statutory trust, each of which is a mutual fund advised by BlackRock Fund Advisors (“BFA”), set out in the table below under the heading “Acquiring Funds” (each, an “Acquiring Fund” and collectively, the “Acquiring Funds”). Each Acquiring Fund is a “feeder” fund that invests all of its assets in a corresponding “master” portfolio (each, an “Acquiring Master Portfolio”), each a series of Master Investment Portfolio (“MIP”), a Delaware statutory trust, as set out in the table below under the heading “Acquiring Master Portfolios” (each, an “Acquiring Master Portfolio” and collectively, the “Acquiring Master Portfolios”), with the same investment objective as the corresponding Acquiring Fund. The proposed transactions include a reorganization (each, a “Reorganization” and collectively, the “Reorganizations”) of each Target Fund into the corresponding Acquiring Fund. In connection with each Reorganization, the applicable Acquiring Fund will transfer in-kind the assets acquired from the Target Fund to the applicable Acquiring Master Portfolio in exchange for interests in such Acquiring Master Portfolio. The Reorganizations are described below and throughout the Combined Prospectus/Proxy Statement as Proposals 1a, 1b, 1c, 1d and 1e (each, a “Proposal” and collectively, the “Proposals”). No Reorganization is contingent upon the approval of any other Reorganization.

Proposal No.	Target Funds	Acquiring Funds	Acquiring Master Portfolios
1a	LifePath Retirement Target Fund	BlackRock LifePath® Index Retirement Fund (the “LifePath Retirement Acquiring Fund”)	LifePath® Index Retirement Master Portfolio (the “LifePath Retirement Acquiring Master Portfolio”)

1b	LifePath 2020 Target Fund	BlackRock LifePath® Index 2020 Fund (the “LifePath 2020 Acquiring Fund”)	LifePath® Index 2020 Master Portfolio (the “LifePath 2020 Acquiring Master Portfolio”)

1c	LifePath 2030 Target Fund	BlackRock LifePath® Index 2030 Fund (the “LifePath 2030 Acquiring Fund”)	LifePath® Index 2030 Master Portfolio (the “LifePath 2030 Acquiring Master Portfolio”)

1d	LifePath 2040 Target Fund	BlackRock LifePath® Index 2040 Fund (the “LifePath 2040 Acquiring Fund”)	LifePath® Index 2040 Master Portfolio (the “LifePath 2040 Acquiring Master Portfolio”)

1e	LifePath 2050 Target Fund	BlackRock LifePath® Index 2050 Fund (the “LifePath 2050 Acquiring Fund”)	LifePath® Index 2050 Master Portfolio (the “LifePath 2050 Acquiring Master Portfolio”)

The Target Funds and the Acquiring Funds are collectively referred to as the “Funds” and each, a “Fund.”

ii

Proposals 1a, 1b, 1c, 1d and 1e—Approval of Agreement and Plan of Reorganization

Proposal 1a: To approve an Agreement and Plan of Reorganization which provides for (i) the transfer and delivery of all of the assets of the LifePath Retirement Target Fund to the LifePath Retirement Acquiring Fund in exchange for the assumption by the LifePath Retirement Acquiring Fund of certain stated liabilities (which exclude liabilities relating to any litigation) of the LifePath Retirement Target Fund and newly-issued shares of the LifePath Retirement Acquiring Fund; (ii) the distribution of such shares (including fractional shares) of the LifePath Retirement Acquiring Fund by the LifePath Retirement Target Fund to its shareholders; and (iii) the termination, dissolution and liquidation of the LifePath Retirement Target Fund as a series of the Target Trust.

Proposal 1b: To approve an Agreement and Plan of Reorganization which provides for (i) the transfer and delivery of all of the assets of the LifePath 2020 Target Fund to the LifePath 2020 Acquiring Fund in exchange for the assumption by the LifePath 2020 Acquiring Fund of certain stated liabilities (which exclude liabilities relating to any litigation) of the LifePath 2020 Target Fund and newly-issued shares of the LifePath 2020 Acquiring Fund; (ii) the distribution of such shares (including fractional shares) of the LifePath 2020 Acquiring Fund by the LifePath 2020 Target Fund to its shareholders; and (iii) the termination, dissolution and liquidation of the LifePath 2020 Target Fund as a series of the Target Trust.

Proposal 1c: To approve an Agreement and Plan of Reorganization which provides for (i) the transfer and delivery of all of the assets of the LifePath 2030 Target Fund to the LifePath 2030 Acquiring Fund in exchange for the assumption by the LifePath 2030 Acquiring Fund of certain stated liabilities (which exclude liabilities relating to any litigation) of the LifePath 2030 Target Fund and newly-issued shares of the LifePath 2030 Acquiring Fund; (ii) the distribution of such shares (including fractional shares) of the LifePath 2030 Acquiring Fund by the LifePath 2030 Target Fund to its shareholders; and (iii) the termination, dissolution and liquidation of the LifePath 2030 Target Fund as a series of the Target Trust.

Proposal 1d: To approve an Agreement and Plan of Reorganization which provides for (i) the transfer and delivery of all of the assets of the LifePath 2040 Target Fund to the LifePath 2040 Acquiring Fund in exchange for the assumption by the LifePath 2040 Acquiring Fund of certain stated liabilities (which exclude liabilities relating to any litigation) of the LifePath 2040 Target Fund and newly-issued shares of the LifePath 2040 Acquiring Fund; (ii) the distribution of such shares (including fractional shares) of the LifePath 2040 Acquiring Fund by the LifePath 2040 Target Fund to its shareholders; and (iii) the termination, dissolution and liquidation of the LifePath 2040 Target Fund as a series of the Target Trust.

Proposal 1e: To approve an Agreement and Plan of Reorganization which provides for (i) the transfer and delivery of all of the assets of the LifePath 2050 Target Fund to the LifePath 2050 Acquiring Fund in exchange for the assumption by the LifePath 2050 Acquiring Fund of certain stated liabilities (which exclude liabilities relating to any litigation) of the LifePath 2050 Target Fund and newly-issued shares of the LifePath 2050 Acquiring Fund; (ii) the distribution of such shares (including fractional shares) of the LifePath 2050 Acquiring Fund by the LifePath 2050 Target Fund to its shareholders; and (iii) the termination, dissolution and liquidation of the LifePath 2050 Target Fund as a series of the Target Trust.

Proposal 2

To transact such other business as permitted by applicable law and as may properly be presented at the Special Meeting or any adjournment(s) or postponement(s) thereof.

The Board of Trustees of the Target Trust (the “Target Board”) has fixed the Record Date for determination of shareholders of each Target Fund entitled to notice of, and to vote at, the Special Meeting and adjournment(s) or postponement(s) thereof.

iii

The Target Board has approved the Reorganizations, pursuant to which each Target Fund, each a series of an open-end management investment company, would be reorganized into the corresponding Acquiring Fund. Each Acquiring Fund pursues the same investment objective as the investment objective of the corresponding Target Fund as shown in the following table:

Acquiring Funds	Target Funds	Investment Objective
LifePath Retirement Acquiring Fund	LifePath Retirement Target Fund	To seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the Fund will be broadly diversified across global asset classes.

LifePath 2020 Acquiring Fund LifePath 2030 Acquiring Fund LifePath 2040 Acquiring Fund LifePath 2050 Acquiring Fund	LifePath 2020 Target Fund LifePath 2030 Target Fund LifePath 2040 Target Fund LifePath 2050 Target Fund	To seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The Target Funds and the Acquiring Funds employ substantially similar investment strategies, although there are certain differences. For more information on each Fund’s investment strategies see “Summary—Investment Objectives and Principal Investment Strategies” below.

If the shareholders of each Target Fund approve the applicable Reorganization, each Target Fund will transfer and deliver all of its assets to the corresponding Acquiring Fund in exchange for the assumption by such Acquiring Fund of certain stated liabilities (which exclude liabilities relating to any litigation) of such Target Fund and newly-issued shares of such Acquiring Fund, including fractional shares, if any (the “Acquiring Fund Shares”). Immediately thereafter, such Target Fund will distribute the Acquiring Fund Shares to its shareholders and such Acquiring Fund will transfer in-kind the assets acquired from the Target Fund to the applicable Acquiring Master Portfolio in exchange for interests in such Acquiring Master Portfolio. After distributing the Acquiring Fund Shares, such Target Fund will be terminated, dissolved and liquidated as a series of the Target Trust. When such Reorganization is complete, shareholders of such Target Fund will become shareholders of only the applicable Acquiring Fund. Each Acquiring Fund, following completion of the Reorganization, may be referred to as a “Combined Fund.”

The aggregate net asset value (“NAV”) of the Acquiring Fund shares received in the Reorganizations by the corresponding Target Fund will equal the aggregate NAV of the shares of such Target Fund held by shareholders of such Target Fund immediately prior to the Reorganizations. As a result of the Reorganizations, however, a shareholder’s interest will represent a smaller percentage of ownership in the applicable Combined Fund than such shareholder’s percentage of ownership in such Target Fund immediately prior to the Reorganization.

This Combined Prospectus/Proxy Statement sets forth concisely the information shareholders of each Target Fund should know before voting on its Reorganization and constitutes an offering of shares of each Acquiring Fund being issued in its Reorganization. Please read it carefully and retain it for future reference.

The following documents containing additional information about each Acquiring Fund and each Target Fund, each having been filed with the Securities and Exchange Commission (the “SEC”), are incorporated by reference into (legally considered to be part of) this Combined Prospectus/Proxy Statement:

1.	the Statement of Additional Information dated August 15, 2018 (the “Reorganization SAI”), relating to this Combined Prospectus/Proxy Statement

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2.	the Prospectuses relating to all applicable share classes of each Target Fund, dated May 1, 2018, as supplemented (the “Target Fund Prospectus”);

3.	the Statement of Additional Information relating to all applicable share classes of each Target Fund, dated May 1, 2018, as supplemented (the “Target Fund SAI”);

4.	the Annual Report to shareholders of each Target Fund for the fiscal year ended December 31, 2017;

5.

the Statement of Additional Information relating to Investor A Shares and Institutional Shares of each Acquiring Fund, dated April 30, 2018, as supplemented (the “Acquiring Fund Investor A and Institutional SAI”);

6.

the Statement of Additional Information relating to Investor P Shares of each Acquiring Fund, dated July 6, 2018, as supplemented (the “Acquiring Fund Investor P SAI” and, together with the Acquiring Fund Investor A and Institutional SAI, the “Acquiring Fund SAI”); and

7.	the Annual Report to shareholders of each Acquiring Fund for the fiscal year ended December 31, 2017.

The following documents have each been filed with the SEC, and are incorporated by reference into (legally form a part of) and also accompany this Combined Prospectus/Proxy Statement:

8.	the Prospectus relating to Investor A Shares and Institutional Shares of each Acquiring Fund, dated April 30, 2018, as supplemented (the “Acquiring Fund Investor A and Institutional Prospectus”); and

9.

the Prospectus relating to Investor P Shares of each Acquiring Fund, dated July 6, 2018 (the “Acquiring Fund Investor P Prospectus” and, together with the Acquiring Fund Investor A and Institutional Prospectus, the “Acquiring Fund Prospectus”).

Except as otherwise described herein, the policies and procedures set forth under “Account Information” in the Acquiring Fund Prospectus will apply to the shares issued by each Acquiring Fund in connection with the Reorganizations.

Copies of items 2 through 4 above can be obtained on a website maintained by SFIMC at https://www.statefarm.com/finances/mutual-funds/manage-your-accounts/prospectuses-reports/. In addition, each Target Fund will furnish, without charge, a copy of any of the foregoing documents to any shareholder upon request. Any such request should be directed to SFIMC by calling (800) 447-4930 or by writing to the applicable Target Fund at State Farm Mutual Funds, P.O. Box 219548, Kansas City, Missouri 64121. The foregoing documents are available on the EDGAR Database on the SEC’s website at www.sec.gov. The address of the principal executive offices of the Target Funds is One State Farm Plaza, Bloomington, Illinois 61710-0001 and the toll-free telephone number is (800) 447-4930.

Copies of items 5 through 9 can be obtained on a website maintained by BlackRock, Inc. at www.blackrock.com. In addition, each Acquiring Fund will furnish, without charge, a copy of any of the foregoing documents to any shareholder upon request. Any such request should be directed to BlackRock, Inc. by calling (800) 441-7762 or by writing to the applicable Acquiring Fund at BlackRock Funds III, P.O. Box 9819, Providence, Rhode Island 02940. The foregoing documents are available on the EDGAR Database on the SEC’s website at www.sec.gov. The address of the principal executive offices of the Acquiring Funds is 400 Howard Street, San Francisco, California 94105 and the toll-free telephone number is (800) 441-7762.

Each Fund is subject to the informational requirements of the Securities Act of 1933, as amended, Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and in accordance therewith, files reports, proxy statements, proxy materials and other information with the SEC. Materials filed with the SEC can be reviewed and copied at the SEC’s Public Reference Room at 100 F Street, N.E., Washington, District of Columbia 20549 or downloaded from the SEC’s website at www.sec.gov.

v

Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (202) 551-8090. You may also request copies of these materials, upon payment at the prescribed rates of a duplicating fee, by electronic request to the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549.

The Target Board knows of no business other than that discussed above that will be presented for consideration at the Special Meeting. To the extent permitted by applicable law, if any other matter is properly presented, it is the intention of the persons named in the enclosed proxy to vote in accordance with their best judgment.

No person has been authorized to give any information or make any representation not contained in this Combined Prospectus/Proxy Statement and, if so given or made, such information or representation must not be relied upon as having been authorized. This Combined Prospectus/Proxy Statement does not constitute an offer to sell or a solicitation of an offer to buy any securities in any jurisdiction in which, or to any person to whom, it is unlawful to make such offer or solicitation.

The SEC has not approved or disapproved of these securities or passed upon the adequacy of this Combined Prospectus/Proxy Statement. Any representation to the contrary is a criminal offense.

The date of this Combined Prospectus/Proxy Statement is August 15, 2018.

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SUMMARY

The following is a summary of certain information contained elsewhere in this Combined Prospectus/Proxy Statement and is qualified in its entirety by reference to the more complete information contained herein. Shareholders should read the entire Combined Prospectus/Proxy Statement carefully.

Each of the Target Funds, Acquiring Funds and Acquiring Master Portfolios is a diversified series of an open-end management investment company registered with the Securities and Exchange Commission (“SEC”) as specified below:

State Farm LifePath® Retirement Fund (the “LifePath Retirement Target Fund”);

State Farm LifePath® 2020 Fund (the “LifePath 2020 Target Fund”);

State Farm LifePath® 2030 Fund (the “LifePath 2030 Target Fund”);

State Farm LifePath® 2040 Fund (the “LifePath 2040 Target Fund”);

State Farm LifePath® 2050 Fund (the “LifePath 2050 Target Fund” and together with the LifePath Retirement Target Fund, the LifePath 2020 Target Fund, the LifePath 2030 Target Fund and the LifePath 2040 Target Fund, the “Target Funds” and each, a “Target Fund”)

each, a series of State Farm Mutual Fund Trust (the “Target Trust”), a Delaware statutory trust

BlackRock LifePath® Index Retirement Fund (the “LifePath Retirement Acquiring Fund”);

BlackRock LifePath® Index 2020 Fund (the “LifePath 2020 Acquiring Fund”);

BlackRock LifePath® Index 2030 Fund (the “LifePath 2030 Acquiring Fund”);

BlackRock LifePath® Index 2040 Fund (the “LifePath 2040 Acquiring Fund”);

BlackRock LifePath® Index 2050 Fund (the “LifePath 2050 Acquiring Fund” and together with the LifePath Retirement Acquiring Fund, the LifePath 2020 Acquiring Fund, the LifePath 2030 Acquiring Fund and the LifePath 2040 Acquiring Fund, the “Acquiring Funds” and each, an “Acquiring Fund”)

each, a series of BlackRock Funds III (the “Acquiring Trust”), a Delaware statutory trust

LifePath® Index Retirement Master Portfolio (the “LifePath Retirement Acquiring Master Portfolio”);

LifePath® Index 2020 Master Portfolio (the “LifePath 2020 Acquiring Master Portfolio”);

LifePath® Index 2030 Master Portfolio (the “LifePath 2030 Acquiring Master Portfolio”);

LifePath® Index 2040 Master Portfolio (the “LifePath 2040 Acquiring Master Portfolio”);

LifePath® Index 2050 Master Portfolio (the “LifePath 2050 Acquiring Master Portfolio” and together with the LifePath Retirement Acquiring Master Portfolio, the LifePath 2020 Acquiring Master Portfolio, the LifePath 2030 Acquiring Master Portfolio and the LifePath 2040 Acquiring Master Portfolio, the “Acquiring Master Portfolios” and each, an “Acquiring Master Portfolio”)

each, a series of Master Investment Portfolio (“MIP”), a Delaware statutory trust

The Target Funds and the Acquiring Funds are collectively referred to as the “Funds” and each, a “Fund.”

Each Acquiring Fund and each Acquiring Master Portfolio, following completion of the Reorganizations (as defined below), may be referred to respectively as a “Combined Fund” or a “Combined Master Portfolio” in this Combined Prospectus/Proxy Statement.

Each Acquiring Fund invests all of its investable assets in the corresponding Acquiring Master Portfolio, a mutual fund that has the same investment objectives and strategies as such Acquiring Fund. All of the investments of each Acquiring Fund are made at the Acquiring Master Portfolio level. This structure is sometimes called a “master/feeder” structure. Each Acquiring Fund’s investment results correspond directly to the investment results of the corresponding Acquiring Master Portfolio in which such Acquiring Fund invests. For simplicity, this Combined Prospectus/Proxy Statement uses the term “Acquiring Fund” or “Acquiring Funds” to include the corresponding Acquiring Master Portfolio or Acquiring Master Portfolios, where appropriate. None of the Target Funds is currently part of a master-feeder arrangement.

Investment Objectives. Each Acquiring Fund and the corresponding Target Fund pursue the same investment objective as shown in the following table:

Acquiring Funds	Target Funds	Investment Objective
LifePath Retirement Acquiring Fund	LifePath Retirement Target Fund	To seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the Fund will be broadly diversified across global asset classes.

LifePath 2020 Acquiring Fund LifePath 2030 Acquiring Fund LifePath 2040 Acquiring Fund LifePath 2050 Acquiring Fund	LifePath 2020 Target Fund LifePath 2030 Target Fund LifePath 2040 Target Fund LifePath 2050 Target Fund	To seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The investment objective of each Acquiring Master Portfolio is the same as the investment objective of the corresponding Acquiring Fund. The investment objective of each Fund is non-fundamental which means it may be changed without approval of the respective Fund’s shareholders. Following completion of the Reorganizations, each Combined Fund will have the same non-fundamental investment objective as the corresponding Target Fund and Acquiring Fund.

Investment Strategies. Each Target Fund and each Acquiring Fund uses substantially similar principal investment strategies, but there are certain differences. Each Fund invests its assets in a combination of equity and bond funds and money market funds (the “Underlying Funds”) in proportions based on its own comprehensive investment strategy. However, the Target Funds specifically invest in exchange-traded equity (including real estate investment trusts (“REITs”)) and bond funds and a money market fund, while the Acquiring Funds, under normal circumstances, intend to invest primarily in affiliated open-end index funds and affiliated exchange-traded funds. In addition, each of the Acquiring Funds will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in a corresponding custom benchmark index (each, a “Custom Benchmark” and collectively, the “Custom Benchmarks”).

Each Fund seeks to provide for retirement outcomes based on quantitatively measured risk. BlackRock Fund Advisors (“BFA”), as the Acquiring Funds’ investment adviser and the Target Funds’ sub-adviser, employs a multi-dimensional approach to assess risk for each Fund and to determine such Fund’s allocation across asset classes. As part of this multi-dimensional approach, BFA aims to quantify risk using proprietary risk measurement tools that, among other things, analyze historical and forward-looking securities market data, including risk, asset class correlations and expected returns. Certain Underlying Funds of the Funds may invest in REITs, foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a currency or an index, when seeking to match the performance of a particular market index. Certain Underlying Funds of the Target Funds may also invest in commodity-related instruments and derivative securities or instruments, the value of which is derived from a commodity.

The allocations are periodically monitored and rebalanced in an effort to maximize expected return for a given level of risk. In managing the Funds, BFA focuses on long-term targets and objectives. The progression over time of a Fund’s asset allocation to more conservative asset classes is a relatively steady process resulting in only gradual changes to the asset allocation from quarter to quarter. Under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as a Fund approaches its target date as indicated in its name. Each Fund’s asset allocations become more conservative — prior to retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of a Fund. Finally, each Acquiring Fund is a “feeder” fund that invests all of its assets into the corresponding Acquiring Master Portfolio with the same investment objective. None of the Target Funds is part of a master-feeder arrangement.

Trustee Approval and Structure of the Reorganizations. The Board of Trustees of the Target Trust (the “Target Board”), including all of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) (the “Independent Trustees”) of the Target Trust, have unanimously approved the Reorganizations.

Subject to approval of the Proposals (as defined below) by the shareholders of the Target Funds, the Reorganizations provide for:

•

The transfer and delivery of all of the assets of the applicable Target Fund to the corresponding Acquiring Fund in exchange for the assumption by such Acquiring Fund of certain stated liabilities (which exclude liabilities relating to any litigation) of such Target Fund and newly-issued shares of such Acquiring Fund (“Acquiring Fund Shares”);

•	The distribution of the Acquiring Fund Shares (including fractional shares) by the corresponding Target Fund to such Target Fund’s shareholders; and

•	The termination, dissolution and liquidation of each Target Fund as a series of the Target Trust.

Such assets will be transferred in-kind by such Acquiring Fund to the corresponding Acquiring Master Portfolio in exchange for interests in such Acquiring Master Portfolio.

If the Reorganizations are approved and completed, shareholders of each Target Fund will receive shares, including fractional shares, if any, of the applicable class of shares of the applicable Acquiring Fund with the same aggregate NAV as the shares of the corresponding Target Fund class of shares that shareholders own immediately prior to the Reorganizations as follows (the “Share Class Mapping”):

Target Fund shareholders who own Class A, Class B, Legacy Class B or Premier Shares (to the extent applicable) of the Target Fund will receive either Investor A or Investor P Shares of the Acquiring Fund as follows:

•	With respect to Target Fund shareholders who hold such share classes in an account governed by a custodial account agreement with State Farm Bank:

o

Target Fund shareholders that are Coverdell Education Savings Accounts and Archer Medical Savings Accounts will receive Investor A Shares because such accounts will be held directly with BlackRock following the proposed Reorganization.

o	All other Target Fund shareholders will receive Investor P Shares.

•	Target Fund shareholders that are 401(k) plans and hold such share classes of the Target Fund with Ascensus will receive Investor P Shares.

•

Target Fund shareholders (i) that are 401(k) plans not held by Ascensus or trustee-directed 401(a) plans held in accounts that are not governed by a custodial account agreement with State Farm Bank or (ii) that hold such shares in taxable accounts, will receive Investor A Shares because such accounts will be held directly with BlackRock following the proposed Reorganization unless such shareholders consent to having their accounts moved to the RBC brokerage platform, in which case they will receive Investor P Shares.

•	Such shares held in state escheatment accounts will receive Investor A Shares because such accounts will be held directly with BlackRock following the proposed Reorganization.

•	All other Target Fund shareholders who own such shares will receive Investor P Shares.

Please call State Farm with any questions about what type of account you hold.

If you own the following LifePath Retirement Target Fund Shares	You will receive the following LifePath Retirement Acquiring Fund Shares
Class A Shares	Investor A Shares or Investor P Shares*
Class B Shares	Investor A Shares or Investor P Shares*
Legacy Class B Shares	Investor A Shares or Investor P Shares*
Premier Shares	Investor A Shares or Investor P Shares*
Class R-1 Shares	Investor P Shares
Class R-2 Shares	Investor P Shares
Class R-3 Shares	Institutional Shares
Institutional Shares	Institutional Shares

*	See note above.

The LifePath Retirement Acquiring Fund also offers Class K Shares. No shares from this share class will be issued in the Reorganization.

If you own the following LifePath 2020 Target Fund Shares	You will receive the following LifePath 2020 Acquiring Fund Shares
Class A Shares	Investor A Shares or Investor P Shares*
Class B Shares	Investor A Shares or Investor P Shares*
Legacy Class B Shares	Investor A Shares or Investor P Shares*
Premier Shares	Investor A Shares or Investor P Shares*
Class R-1 Shares	Investor P Shares
Class R-2 Shares	Investor P Shares
Class R-3 Shares	Institutional Shares
Institutional Shares	Institutional Shares

*	See note above.

The LifePath 2020 Acquiring Fund also offers Class K Shares. No shares from this share class will be issued in the Reorganization.

If you own the following LifePath 2030 Target Fund Shares	You will receive the following LifePath 2030 Acquiring Fund Shares
Class A Shares	Investor A Shares or Investor P Shares*
Class B Shares	Investor A Shares or Investor P Shares*
Legacy Class B Shares	Investor A Shares or Investor P Shares*
Premier Shares	Investor A Shares or Investor P Shares*
Class R-1 Shares	Investor P Shares
Class R-2 Shares	Investor P Shares
Class R-3 Shares	Institutional Shares
Institutional Shares	Institutional Shares

*	See note above.

The LifePath 2030 Acquiring Fund also offers Class K Shares. No shares from this share class will be issued in the Reorganization.

If you own the following LifePath 2040 Target Fund Shares	You will receive the following LifePath 2040 Acquiring Fund Shares
Class A Shares	Investor A Shares or Investor P Shares*
Class B Shares	Investor A Shares or Investor P Shares*
Legacy Class B Shares	Investor A Shares or Investor P Shares*
Premier Shares	Investor A Shares or Investor P Shares*
Class R-1 Shares	Investor P Shares
Class R-2 Shares	Investor P Shares
Class R-3 Shares	Institutional Shares
Institutional Shares	Institutional Shares

*	See note above.

The LifePath 2040 Acquiring Fund also offers Class K Shares. No shares from this share class will be issued in the Reorganization.

If you own the following LifePath 2050 Target Fund Shares	You will receive the following LifePath 2050 Acquiring Fund Shares
Class A Shares	Investor A Shares or Investor P Shares*
Premier Shares	Investor A Shares or Investor P Shares*
Class R-1 Shares	Investor P Shares
Class R-2 Shares	Investor P Shares

*	See note above.

The LifePath 2050 Acquiring Fund also offers Institutional Shares and Class K Shares. No shares from these share classes will be issued in the Reorganization.

Share class selection was primarily based on the shareholder eligibility requirements of each share class of both the Target Funds and Acquiring Funds, and on the similarities in the distribution payment structure of each share class of both the Target Funds and Acquiring Funds. In addition, similarities in shareholder privileges and shareholder services, total expense ratios, front-end sales charges, and contingent deferred sales charges were considered.

Background and Reasons for the Proposed Reorganizations

State Farm Investment Management Corp. (“SFIMC”), after a review of the nature and goals of its mutual fund advisory business, determined to reduce the extent of its mutual fund advisory business activities. As a result of this review and in consideration of the nature of the Target Funds’ shareholder base, including the desire for State Farm Mutual Automobile Insurance Company (“SFMAIC”) agents to continue to maintain their relationship with those clients/shareholders, SFIMC presented the Target Board with information on possible strategic dispositions within its mutual fund business, including relating to the Target Funds. After considering and evaluating several possible prominent and well-managed mutual fund complexes, SFIMC recommended that the Target Board approve the Reorganization of each Target Fund with and into a corresponding Acquiring Fund (“each, a “Proposal” and collectively, the “Proposals”).

The Target Board discussed and considered matters relating to the proposed Reorganizations at meetings held in the fourth quarter of 2017 and the first and second quarters of 2018 (collectively, the “State Farm Merger Evaluation Meetings”). During the course of the State Farm Merger Evaluation Meetings, the Target Board requested, received and discussed information from various parties, including from SFIMC and BFA, regarding (i) the structure, terms and conditions and anticipated timeline of the Reorganizations; (ii) the rationale for the Reorganizations, as well as comparative data and information with respect to the Target Funds and Acquiring Funds; (iii) the expected impact of the Reorganizations on each Target Fund and its shareholders; (iv) BFA’s organization, personnel and affiliates; (v) BFA’s investment philosophy and process; (vi) BFA’s experience in providing investment advisory services to mutual funds; (vii) BFA’s operational, legal and compliance capabilities, as well as its financial conditions and resources; (viii) the services provided by, and BFA’s administration and oversight of, the Acquiring Funds’ third-party service providers; (ix) the key distribution channels and intermediary relationships for the Acquiring Funds; and (x) the composition and governance of the Acquiring Trust’s Board of Trustees (the “Acquiring Board”). The Target Board also received and considered information from counsel to the Independent Trustees regarding the duties of the Target Board in considering the Reorganizations. During the course of the Target Board’s deliberations, the Independent Trustees were advised by and received assistance from their independent counsel, including in executive sessions. In addition, during several State Farm Merger Evaluation Meetings, the Independent Trustees of the Target Board met with a number of management personnel of BFA, as well as the Chief Compliance Officer of the Acquiring Trust. In addition, the chair of the Acquiring Board and directors/trustees of certain other BlackRock mutual funds advised by BFA or its affiliates also met in person or via videoconference with the entire Target Board.

At a meeting held on May 23, 2018 at 8:00 a.m. (Central time) (the “Approval Meeting”), the Target Board, including all of the Independent Trustees, unanimously approved each Agreement and Plan of Reorganization and voted to recommend that the shareholders of each Target Fund also approve the applicable Agreement and Plan of Reorganization. The Target Board determined that, based on an assumption that all of the facts and circumstances existing at the time of closing of the Reorganization are not materially different from those presented to the Target Board at the Approval Meeting, each Reorganization would be in the best interests of the applicable Target Fund and that the interests of existing shareholders of each Target Fund would not be diluted as a result of such Reorganization. The Target Board’s determinations were based on a comprehensive evaluation of the information provided to them. During the review, the Target Board did not identify any particular information or consideration that was all-important or controlling.

Results of Process

In reaching its determinations with respect to the Reorganization of each Target Fund into the corresponding Acquiring Fund, the Target Board considered a number of factors presented at the time of the State Farm Merger Evaluation Meetings, including, but not limited to, the following:

•	The reputation, financial strength and resources of BFA;

•	The investment experience, expertise, personnel, operations and compliance program of BFA and its parent company, BlackRock, Inc.;

•

The investment objective, principal investment strategies, and risks of the Target Funds are the same as or substantially similar to the investment objective, principal investment strategies, and risks of the Acquiring Funds, except that the Acquiring Funds are part of a master-feeder structure, in which each Acquiring Fund, in seeking to achieve its investment objective, invests all of its assets in the applicable Acquiring Master Portfolio, which has the same principal investment strategies as the Acquiring Fund;

•	The current asset allocation of the Target Funds and the Acquiring Funds;

•	The fundamental and non-fundamental investment restrictions of the Target Funds and the Acquiring Funds;

•	The portfolio managers of the sub-adviser currently managing the Target Funds will serve as the portfolio managers of the Acquiring Master Portfolios in which the Combined Funds will invest;

•	The current sub-adviser of the Target Funds, BFA, is the investment adviser of the Acquiring Master Portfolios in which the Acquiring Funds invest;

•	The advisory fee rate to be paid by the Combined Funds are lower than the current advisory fee rate paid by the Target Funds;

•	The nature, quality and extent of the services to be provided by BFA to the Combined Funds;

•

BFA’s commitment that annual total expense ratio of each share class of the Combined Funds (after waivers and expense reimbursements) will be equal to, or lower than, the annual total expense ratio (after waivers and expense reimbursements) of the applicable share class of the Target Funds until at least April 30, 2021;

•	The features of BFA’s expense recapture program and the anticipated impact of the program, if any, on the Target Funds following the Reorganization;

•

The differences in rights and privileges between the Target Funds’ share classes and the corresponding Acquiring Funds’ share classes, including that current shareholders of certain share classes of the Target Funds may elect to receive a share class of the Acquiring Fund through which a shareholder may continue to work with SFMAIC registered representatives with respect to the sale of Acquiring Fund shares and the servicing of such shareholder accounts;

•	The differences in the front-end sales loads, CDSCs and 12b-1 fees between the Target Funds’ share classes and the Acquiring Funds’ share classes;

•

There is not expected to be any diminution in the nature, quality and extent of services provided to the Combined Funds and their shareholders from the services provided to the Target Funds and their shareholders as a result of the Reorganizations, including the transition from the Target Funds’ current service providers to the Acquiring Funds’ service providers;

•	The historical performance records of the Target Funds and the Acquiring Funds;

•	The access to BFA’s and/or BlackRock Investments LLC’s (“BRIL”) distribution channels may create the potential for broader asset growth and a more stable asset base;

•

Shareholders of the Target Funds are expected to face no adverse tax consequences as a result of the Reorganizations aside from any capital gains distributions resulting from any repositioning of the Target Funds’ portfolio holdings;

•

The disposition of substantially all of the holdings of each Target Fund in preparation for its Reorganization and the potential transaction costs relating to the realignment of each Target Fund’s portfolio as a result of the proposed Reorganization.

•	The composition and qualifications of the Acquiring Board;

•	The terms and conditions of each Agreement and Plan of Reorganization;

•

All costs associated with the Target Funds’ participation in the proposed Reorganizations are expected to be borne by SFIMC or its affiliates as a result of the Target Funds’ expense limitation and/or SFIMC’s agreement that the current shareholders will not bear any costs of the Reorganizations, and not by the shareholders of the Target Funds (other than any portfolio transaction costs relating to any realignment of a Target Fund’s portfolio with that of the corresponding Acquiring Fund prior to and/or after the Reorganization);

•	No sales charge, CDSC, commission, redemption fee or other transactional fee will be charged as a result of the proposed Reorganizations;

•	The potential transaction costs relating to any realignment of the Target Funds’ portfolios as a result of the proposed Reorganizations; and

•	Possible alternatives to the Reorganizations, including the liquidation of the Target Funds.

After consideration of the factors noted above, together with other factors and information considered to be relevant, the Target Board, including all of the Independent Trustees, unanimously approved the Reorganizations, concluding that the Reorganizations are in the best interests of each Target Fund and that the interests of existing shareholders of each Target Fund would not be diluted as a result of a Reorganization. This determination was made on the basis of each Trustee’s business judgment after consideration of all of the factors taken as a whole with respect to each Target Fund and its shareholders, although individual Trustees may have placed different weight on various factors and assigned different degrees of materiality to various factors.

The Target Board, including all of the Independent Trustees, unanimously recommends that you vote “FOR” Proposal 1a, 1b, 1c, 1d and/or 1e, as applicable.

Investment Objectives and Principal Investment Strategies

Comparison of the Target Funds and the Acquiring Funds

Investment Objectives. Each Acquiring Fund and the corresponding Target Fund pursue the same investment objective as shown in the following table:

Acquiring Funds	Target Funds	Investment Objective
LifePath Retirement Acquiring Fund	LifePath Retirement Target Fund	To seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the Fund will be broadly diversified across global asset classes.

LifePath 2020 Acquiring Fund LifePath 2030 Acquiring Fund LifePath 2040 Acquiring Fund LifePath 2050 Acquiring Fund	LifePath 2020 Target Fund LifePath 2030 Target Fund LifePath 2040 Target Fund LifePath 2050 Target Fund	To seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

The investment objective of each Master Portfolio is the same as the investment objective of the corresponding Acquiring Fund. The investment objective of each Fund is non-fundamental, which means it may be changed without approval of the respective Fund’s shareholders. Following completion of the Reorganizations, each Combined Fund will have the same non-fundamental investment objective as the corresponding Target Fund and Acquiring Fund.

Principal Investment Strategies. Each Target Fund and each Acquiring Fund employ substantially similar principal investment strategies in seeking to achieve their respective objectives, although there are certain differences. Each Acquiring Fund invests all its assets in the applicable Acquiring Master Portfolio. The principal investment strategies of each Acquiring Master Portfolio are the same as the principal investment strategies of the corresponding Acquiring Fund. The similarities and differences of the principal investment strategies of the Funds are described in the chart below.

Target Funds	Acquiring Funds
Each Target Fund invests its assets in a combination of exchange-traded equity (including REITs) and bond funds and a money market fund (the “Target Underlying Funds”) in proportion to such Target Fund’s own comprehensive investment strategy.	Each Acquiring Fund invests all of its assets in the applicable Acquiring Master Portfolio, which allocates and reallocates its assets among a combination of equity and bond index funds (including REITs) and money market funds (the “Acquiring Underlying Funds”) in proportions based on its own comprehensive investment strategy. Under normal circumstances, each Acquiring Fund intends to invest primarily in affiliated open-end index funds and affiliated exchange-traded funds.

Each Target Fund seeks to provide for retirement outcomes based on quantitatively measured risk.	Each Acquiring Fund seeks to provide for retirement outcomes based on quantitatively measured risk.

Target Funds			Acquiring Funds

BFA serves as the sub-adviser to each Target Fund and selects investments for the Target Funds. BFA employs a multi-dimensional approach to assess risk for each Target Fund and to determine each Target Fund’s allocation across asset classes. As part of this multi-dimensional approach, BFA aims to quantify risk using proprietary risk measurement tools that, among other things, analyze historical and forward-looking securities market data, including risk, asset class correlations and expected returns.			BFA employs a multi-dimensional approach to assess risk for each Acquiring Fund and to determine each Acquiring Fund’s allocation across asset classes. As part of this multi-dimensional approach, BFA aims to quantify risk using proprietary risk measurement tools that, among other things, analyze historical and forward-looking securities market data, including risk, asset class correlations, and expected returns.

—			Each Acquiring Fund will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in its custom benchmark index. Each Acquiring Fund employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of such Acquiring Fund’s custom benchmark index.

As of March 31, 2018, each Target Fund held its assets in Target Underlying Funds designed to track particular equity indexes and particular bond indexes in the approximate percentages as set forth in the table below. The remainder of each Target Fund’s assets were invested in Target Underlying Funds that invest primarily in money market instruments.			As of March 31, 2018, each Acquiring Fund held its assets in Acquiring Underlying Funds designed to track particular equity indexes and particular bond indexes in the approximate percentages as set forth in the table below. The remainder of each Acquiring Fund’s assets were invested in Acquiring Underlying Funds that invest primarily in money market securities.

Target Fund:	Approximate Percentage of Assets Held in Underlying Funds Designed to Track Particular Equity Indexes	Approximate Percentage of Assets Held in Underlying Funds Designed to Track Particular Bond Indexes	Acquiring Fund:	Approximate Percentage of Assets Held in Underlying Funds Designed to Track Particular Equity Indexes	Approximate Percentage of Assets Held in Underlying Funds Designed to Track Particular Bond Indexes
LifePath Retirement Target Fund	40%	60%	LifePath Retirement Acquiring Fund	40%	60%
LifePath 2020 Target Fund	46%	54%	LifePath 2020 Acquiring Fund	46%	54%
LifePath 2030 Target Fund	70%	30%	LifePath 2030 Acquiring Fund	70%	30%
LifePath 2040 Target Fund	89%	11%	LifePath 2040 Acquiring Fund	89%	11%
LifePath 2050 Target Fund	99%	1%	LifePath 2050 Acquiring Fund	99%	1%

Target Funds	Acquiring Funds

Certain Target Underlying Funds may invest in REITs, foreign securities, emerging markets securities, below investment-grade bonds, commodity-related instruments and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.	Certain Acquiring Underlying Funds may invest in REITs, foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a currency or an index, when seeking to match the performance of a particular market index.

—	Each Acquiring Fund and certain Acquiring Underlying Funds may also lend securities with a value up to 33 1/3% of their respective total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral.

Except with respect to LifePath Retirement Target Fund; as a stated time horizon approaches, the allocation gradually shifts from a greater concentration of higher-risk investments (namely, equity securities funds) to a greater concentration of lower-risk investments (namely, bond funds), thereby making each Target Fund increasingly conservative with lower expected return. Under normal circumstances, the asset allocation of each Target Fund changes over time according to a predetermined “glide path” as the Target Fund approaches its target date indicated in its name. The glide path represents the shifting of asset classes over time. A Target Fund’s asset mix becomes more conservative—that is, it invests more of its assets in fixed income securities prior to retirement—as time elapses. This reflects the need for reduced investment risk as retirement approaches and the need for lower volatility of the Target Fund.	Except with respect to LifePath Retirement Acquiring Fund, under normal circumstances, the asset allocation will change over time according to a predetermined “glide path” as each Acquiring Fund approaches its target date. As the glide path shows, each Acquiring Fund’s asset allocations become more conservative—prior to retirement—as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of each Acquiring Fund, which may be a primary source of income after retirement. Because LifePath Retirement Acquiring Fund is in its most conservative phase, its allocation generally does not become more conservative over time, although its allocation may change to maintain LifePath Retirement Acquiring Fund’s risk profile.

Because LifePath Retirement Target Fund is in its most conservative phase, its allocation generally does not become more conservative over time, although its allocation may change to maintain the LifePath Retirement Target Fund’s risk profile.	Because LifePath Retirement Acquiring Fund is in its most conservative phase, its allocation generally does not become more conservative over time, although its allocation may change to maintain each Fund’s risk profile.

Under ordinary circumstances, each Target Fund is substantially fully invested.	—

The allocations are periodically monitored and rebalanced in an effort to maximize expected return for a given level of risk.	The allocations are periodically monitored and rebalanced in an effort to maximize expected return for a given level of risk.
In managing the Target Funds, BFA focuses on long-term targets and objectives. The progression over time of a Target Fund’s asset allocation to more conservative asset classes is a relatively steady process resulting in only gradual changes to the asset allocation from quarter to quarter.	In managing the Acquiring Funds, BFA focuses on long-term targets and objectives. The progression over time of an Acquiring Fund’s asset allocation to more conservative asset classes is a relatively steady process resulting in only gradual changes to the asset allocation from quarter to quarter.

Target Funds	Acquiring Funds
—

Except with respect to the LifePath Retirement Acquiring Fund, the asset allocation targets are established by the portfolio managers. The investment team, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of each Acquiring Fund, and determine whether any changes are required to enable each Acquiring Fund to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity index funds and fixed-income index funds in each Acquiring Fund, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of each Acquiring Fund, reallocations of Acquiring Fund composition to reflect intra-year movement along the glide path and other factors. In general, such adjustments will be limited; however, BFA may determine that a greater degree of variation is warranted to protect an Acquiring Fund or achieve its investment objective.

BFA’s second step in the structuring of each Acquiring Fund is the selection of the Acquiring Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Acquiring Underlying Funds in an Acquiring Fund are considered when selecting Acquiring Underlying Funds. The specific Acquiring Underlying Funds selected for each Acquiring Fund are determined at BFA’s discretion and may change as deemed appropriate to allow such Acquiring Fund to meet its investment objective.

Within the prescribed percentage allocations to equity and fixed-income index funds, BFA seeks to diversify each Acquiring Fund. The allocation to Acquiring Underlying Funds that track equity indexes may be further diversified by style (including both value and growth), market capitalization (including both large cap and small cap), region (including domestic and international (including emerging markets)) or other factors. The allocation to Acquiring Underlying Funds that track fixed-income indexes may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income Acquiring Underlying Funds is determined at the discretion of the investment team and can be changed to reflect the current market environment.

Target Funds	Acquiring Funds
—

With respect to the LifePath Retirement Acquiring Fund, factors such as fund classifications, historical risk and performance, and the relationship to other Acquiring Underlying Funds in the LifePath Retirement Acquiring Fund are considered when selecting Acquiring Underlying Funds. The specific Acquiring Underlying Funds selected for the LifePath Retirement Acquiring Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the LifePath Retirement Acquiring Fund to meet its investment objective.

The LifePath Retirement Acquiring Fund’s selection of Acquiring Underlying Funds that track equity indexes may be further diversified by style (including both value and growth), market capitalization (including both large cap and small cap), region (including domestic and international (including emerging markets)), or other factors. The LifePath Retirement Acquiring Fund’s selection of Acquiring Underlying Funds that track fixed-income indexes may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income Acquiring Underlying Funds is determined at the discretion of the investment team and can be changed to reflect the current market environment.

Comparison. The principal investment strategies of each Target Fund and the corresponding Acquiring Fund are substantially similar, although there are some differences.

Each Fund invests its assets in Underlying Funds (as described above) in proportions based on its own comprehensive investment strategy. However, the Target Funds specifically invest in exchange-traded equity (including REITs) and bond funds and a money market fund, while the Acquiring Funds, under normal circumstances, intend to invest primarily in affiliated open-end index funds and affiliated exchange-traded funds. In addition, each of the Acquiring Funds will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in a corresponding custom benchmark index (each, a “Custom Benchmark” and collectively, the “Custom Benchmarks”).

Each Fund seeks to provide for retirement outcomes based on quantitatively measured risk. BFA, as the Acquiring Funds’ investment adviser and the Target Funds’ sub-adviser, employs a multi-dimensional approach to assess risk for each Fund and to determine such Fund’s allocation across asset classes. As part of this multi-dimensional approach, BFA aims to quantify risk using proprietary risk measurement tools that, among other things, analyze historical and forward-looking securities market data, including risk, asset class correlations and expected returns. Certain Underlying Funds of both the Acquiring Funds and Target Funds may invest in REITs, foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a currency or an index, when seeking to match the performance of a particular market index. Certain Underlying Funds of the Target Funds may also invest in commodity-related instruments and derivative securities or instruments, the value of which is derived from a commodity.

The allocations are periodically monitored and rebalanced in an effort to maximize expected return for a given level of risk. In managing the Funds, BFA focuses on long-term targets and objectives. The progression over time of a Fund’s asset allocation to more conservative asset classes is a relatively steady process resulting in only gradual changes to the asset allocation from quarter to quarter. Under normal circumstances, except with respect to the LifePath Retirement Acquiring Fund, the asset allocation will change over time according to a predetermined “glide path” as a Fund approaches its target date as indicated in its name. Each Acquiring Fund’s and Target Fund’s asset allocations become more conservative — prior to retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of a Fund.

Each Acquiring Fund also employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of such Acquiring Fund’s custom benchmark index.

Both the Target Funds and the Acquiring Funds hold their assets in Underlying Funds designed to track particular equity indexes and particular bond indexes in proportions that, as of March 31, 2018, were substantially similar. In addition, each Acquiring Fund and certain Underlying Funds may also lend securities with a value up to 33 1/3% of their respective total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral. This is a strategy of the Target Funds, but is not a principal investment strategy.

The asset allocation of both the Target Funds and the Acquiring Funds gradually shifts as a stated time horizon approaches such that each Fund becomes increasingly conservative over time, though because each of the LifePath Retirement Target Fund and the LifePath Retirement Acquiring Fund is in its most conservative phase, its allocation generally does not become more conservative over time, although its allocation may change to maintain its risk profile.

Except with respect to LifePath Retirement Acquiring Fund, BFA may periodically adjust the proportion of equity index funds and fixed-income index funds in each Acquiring Fund, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of each Acquiring Fund, reallocations of Acquiring Fund composition to reflect intra-year movement along the glide path and other factors. In general, such adjustments will be limited; however, BFA may determine that a greater degree of variation is warranted to protect an Acquiring Fund or achieve its investment objective. This is not a stated principal investment strategy of any of the Target Funds in the Target Fund Prospectus.

The Target Funds, through their investment in the Underlying Funds, do not engage in active and frequent trading of portfolio securities as a principal investment strategy. This is not a stated principal investment strategy of any of the Acquiring Funds in the Acquiring Fund Prospectus.

Finally, each Acquiring Fund invests all of its investable assets in the corresponding Acquiring Master Portfolio, a mutual fund that has the same investment objectives and strategies as such Acquiring Fund. All of the investments of each Acquiring Fund are made at the Acquiring Master Portfolio level. This structure is sometimes called a “master/feeder” structure. Each Acquiring Fund’s investment results correspond directly to the investment results of the corresponding Acquiring Master Portfolio in which such Acquiring Fund invests. For simplicity, this Combined Prospectus/Proxy Statement uses the term “Acquiring Fund” or “Acquiring Funds” to include the corresponding Acquiring Master Portfolio or Acquiring Master Portfolios, where appropriate. None of the Target Funds is currently part of a master-feeder arrangement.

Fees and Expenses

Shares to be Received in the Reorganizations

If the Reorganizations are approved and completed, shareholders of each Target Fund will receive shares, including fractional shares, if any, of the applicable class of shares of the applicable Acquiring Fund with the same aggregate NAV as the shares of the corresponding Target Fund class of shares that shareholders own immediately prior to the Reorganizations as follows (the “Share Class Mapping”):

Target Fund shareholders who own Class A, Class B, Legacy Class B or Premier Shares (to the extent applicable) of the Target Fund will receive either Investor A or Investor P Shares of the Acquiring Fund as follows:

•	With respect to Target Fund shareholders who hold such share classes in an account governed by a custodial account agreement with State Farm Bank:

o

Target Fund shareholders that are Coverdell Education Savings Accounts and Archer Medical Savings Accounts will receive Investor A Shares because such accounts will be held directly with BlackRock following the proposed Reorganization.

o	All other Target Fund shareholders will receive Investor P Shares.

•	Target Fund shareholders that are 401(k) plans and hold such share classes of the Target Fund with Ascensus will receive Investor P Shares.

•

Target Fund shareholders (i) that are 401(k) plans not held with Ascensus or trustee-directed 401(a) plans held in accounts that are not governed by a custodial account agreement with State Farm Bank or (ii) that hold such shares in taxable accounts, will receive Investor A Shares because such accounts will be held directly with BlackRock following the proposed Reorganization unless such shareholders consent to having their accounts moved to the RBC brokerage platform, in which case they will receive Investor P Shares.

•	Such shares held in state escheatment accounts will receive Investor A Shares because such accounts will be held directly with BlackRock following the proposed Reorganization.

•	All other Target Fund shareholders who own such shares will receive Investor P Shares.

Please call State Farm with any questions about what type of account you hold.

If you own the following LifePath Retirement Target Fund Shares	You will receive the following LifePath Retirement Acquiring Fund Shares
Class A Shares	Investor A Shares or Investor P Shares*
Class B Shares	Investor A Shares or Investor P Shares*
Legacy Class B Shares	Investor A Shares or Investor P Shares*
Premier Shares	Investor A Shares or Investor P Shares*
Class R-1 Shares	Investor P Shares
Class R-2 Shares	Investor P Shares
Class R-3 Shares	Institutional Shares
Institutional Shares	Institutional Shares

*	See note above.

The LifePath Retirement Acquiring Fund also offers Class K Shares. No shares from this share class will be issued in the Reorganization.

If you own the following LifePath 2020 Target Fund Shares	You will receive the following LifePath 2020 Acquiring Fund Shares
Class A Shares	Investor A Shares or Investor P Shares*
Class B Shares	Investor A Shares or Investor P Shares*
Legacy Class B Shares	Investor A Shares or Investor P Shares*
Premier Shares	Investor A Shares or Investor P Shares*
Class R-1 Shares	Investor P Shares
Class R-2 Shares	Investor P Shares
Class R-3 Shares	Institutional Shares
Institutional Shares	Institutional Shares

*	See note above.

The LifePath 2020 Acquiring Fund also offers Class K Shares. No shares from this share class will be issued in the Reorganization.

If you own the following LifePath 2030 Target Fund Shares	You will receive the following LifePath 2030 Acquiring Fund Shares
Class A Shares	Investor A Shares or Investor P Shares*
Class B Shares	Investor A Shares or Investor P Shares*
Legacy Class B Shares	Investor A Shares or Investor P Shares*
Premier Shares	Investor A Shares or Investor P Shares*
Class R-1 Shares	Investor P Shares
Class R-2 Shares	Investor P Shares
Class R-3 Shares	Institutional Shares
Institutional Shares	Institutional Shares

*	See note above.

The LifePath 2030 Acquiring Fund also offers Class K Shares. No shares from this share class will be issued in the Reorganization.

If you own the following LifePath 2040 Target Fund Shares	You will receive the following LifePath 2040 Acquiring Fund Shares
Class A Shares	Investor A Shares or Investor P Shares*
Class B Shares	Investor A Shares or Investor P Shares*
Legacy Class B Shares	Investor A Shares or Investor P Shares*
Premier Shares	Investor A Shares or Investor P Shares*
Class R-1 Shares	Investor P Shares
Class R-2 Shares	Investor P Shares
Class R-3 Shares	Institutional Shares
Institutional Shares	Institutional Shares

*	See note above.

The LifePath 2040 Acquiring Fund also offers Class K Shares. No shares from this share class will be issued in the Reorganization.

If you own the following LifePath 2050 Target Fund Shares	You will receive the following LifePath 2050 Acquiring Fund Shares
Class A Shares	Investor A Shares or Investor P Shares*
Premier Shares	Investor A Shares or Investor P Shares*
Class R-1 Shares	Investor P Shares
Class R-2 Shares	Investor P Shares

*	See note above.

The LifePath 2050 Acquiring Fund also offers Institutional Shares and Class K Shares. No shares from these share classes will be issued in the Reorganization.

Share class selection was primarily based on the shareholder eligibility requirements of each share class of both the Target Funds and Acquiring Funds, and on the similarities in the distribution payment structure of each share class of both the Target Funds and Acquiring Funds. In addition, similarities in shareholder privileges and shareholder services, total expense ratios, front-end sales charges, and contingent deferred sales charges were considered.

Fee Tables as of December 31, 2017 (unaudited)

The fee tables below provide information about the fees and expenses attributable to each Target Fund and each Acquiring Fund, assuming the Reorganizations had taken place on December 31, 2017, and the estimated pro forma fees and expenses attributable to each pro forma Combined Fund. The percentages presented in the fee tables are based on fees and expenses incurred during the 12-month period ended December 31, 2017 for each Target Fund, each Acquiring Fund and each Combined Fund. Future fees and expenses may be greater or less than those indicated below. For information concerning the net assets of each Fund as of December 31, 2017, see “Other Information—Capitalization.”

Currently, with respect to the Target Funds, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 within the Target Trust. More information about these and other discounts is available and in the Reduced Sales Charge Options section of each Target Fund’s prospectus.

Currently, with respect to Investor P Shares of the Acquiring Funds, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BAL and its affiliates. More information about these and other discounts is available from your financial intermediary and in the “Details About the Share Classes” section of each Acquiring Fund’s prospectus and in the “Purchase of Shares” section in Part II of each Acquiring Fund’s Statement of Additional Information.

If applicable, the following fee tables with respect to the Lifepath 2050 Target Fund reflect the redemption of seed capital by SFMAIC from that Fund.

In addition to the Share Class Mapping, it is anticipated that (i): an estimated 75% of the aggregate current Target Fund Class A, Class B, Legacy Class B and Premier Shares (to the extent applicable) held by investors that are 401(k) plans not held with Ascensus or trustee-directed 401(a) plans not governed by a custodial account agreement with State Farm Bank or that are taxable accounts will consent to having their accounts moved to the RBC brokerage platform and therefore receive Investor P Shares of the corresponding Acquiring Fund; and (ii) an estimated 25% of the aggregate current Target Fund shares of such share classes held by these types of investors will not consent to having their accounts moved to the RBC brokerage platform and will therefore receive Investor A Shares of the corresponding Acquiring Fund. These estimates exclude any new purchases of, or voluntary or mandatory redemptions out of, such share classes of the Target Fund. The fee tables set forth below assume these estimated percentages.

Fee Tables of State Farm LifePath® Retirement Fund (LifePath Retirement Target Fund), BlackRock LifePath® Index Retirement Fund (LifePath Retirement Acquiring Fund)

and the Pro Forma LifePath Retirement Combined Fund (as of December 31, 2017) (unaudited)

LifePath Retirement Target Fund Class A Shares into LifePath Retirement Acquiring Fund Investor A Shares

	LifePath Retirement Target Fund Class A Shares	LifePath Retirement Acquiring Fund Investor A Shares	Pro Forma LifePath Retirement Combined Fund Investor A Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.00%	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	None	None
Maximum Account Fee	None[1]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[2]
Management Fee	0.26%	0.05%	0.05%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.28%	0.11%	0.08%[3]
Administration Fee	—	0.03%	0.03%
Other/Independent Expenses	0.28%	0.08%	0.05%[3]
Acquired Fund Fees and Expenses	0.11%[4]	0.06%[5,6]	0.06%[5]
Total Annual Fund Operating Expenses	0.90%	0.47%[6]	0.44%
Fee Waivers and/or Expense Reimbursements	—	(0.06)%[7]	(0.03)%[7]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.90%	0.41%[7]	0.41%[7]

[1]

For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

[2]

The fees and expenses shown in the table above and the example that follows with respect to the LifePath Retirement Acquiring Fund and the LifePath Retirement Combined Fund, as applicable, include the expenses of both the applicable Fund and the applicable Fund’s share of the allocated expenses of LifePath Retirement Acquiring Master Portfolio or the LifePath Retirement Combined Master Portfolio, as applicable. Management fees are paid by the LifePath Retirement Acquiring Master Portfolio and will continue to be paid by the LifePath Retirement Combined Master Portfolio following the closing of the Reorganization.

[3]	Other Expenses are based on estimated amounts for the current fiscal year.

[4]

“Acquired Fund Fees and Expenses” are indirect fees and expenses that the LifePath Retirement Target Fund incurs from investing in the shares of other investment companies. These expenses are based on the total expense ratio of the underlying funds disclosed in each underlying fund’s most recent shareholder report. Please note that the amount of “Total Annual Fund Operating Expenses” shown in the above table differs from the ratio of expenses to average net assets included in the “Financial Highlights” section of the LifePath Retirement Target Fund’s Prospectus, which reflects the operating expenses of the LifePath Retirement Target Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

[5]	Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.

[6]

The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the LifePath Retirement Acquiring Fund’s most recent annual report which do not include Acquired Fund Fees and Expenses.

[7]

BFA, the investment manager for the LifePath Retirement Acquiring Master Portfolio, and BAL, the administrator for the LifePath Retirement Acquiring Fund, have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund

Fees and Expenses and certain other Fund expenses) to 1.35% of average daily net assets for Investor A Shares through April 30, 2028. In addition, BFA and BAL have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.35% of average daily net assets for Investor A Shares through April 30, 2019. The LifePath Retirement Acquiring Fund may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Acquiring Trust or by a vote of a majority of the outstanding voting securities of LifePath Retirement Acquiring Fund. Following the closing of the Reorganization, these contractual agreements will be extended to April 30, 2029 and April 30, 2021, respectively, with respect to the LifePath Retirement Combined Fund.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the LifePath Retirement Target Fund, the LifePath Retirement Acquiring Fund and the LifePath Retirement Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
LifePath Retirement Target Fund Class A Shares	$587	$773	$974	$1,552
LifePath Retirement Acquiring Fund Investor A Shares	$42	$145	$257	$586
Pro Forma LifePath Retirement Combined Fund Investor A Shares	$42	$135	$240	$549

LifePath Retirement Target Fund Class A Shares into LifePath Retirement Acquiring Fund Investor P Shares

	LifePath Retirement Target Fund Class A Shares	LifePath Retirement Acquiring Fund Investor P Shares*	Pro Forma LifePath Retirement Combined Fund Investor P Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.00%	5.25%	5.25%
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	None[1]	None[1]
Maximum Account Fee	None[2]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[3]
Management Fee	0.26%	0.05%	0.05%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.28%	0.11%[4]	0.10%[4]
Administration Fee	—	0.03%	0.03%
Other/Independent Expenses	0.28%	0.08%[4]	0.07%[4]
Acquired Fund Fees and Expenses	0.11%[5]	0.06%[6]	0.06%[6]
Total Annual Fund Operating Expenses	0.90%	0.47%	0.46%
Fee Waivers and/or Expense Reimbursements	—	(0.06)%[7]	(0.05)%[7]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.90%	0.41%[7]	0.41%[7]

*	Fund currently active, but no assets in share class as of December 31, 2017.

[1]

A contingent deferred sales charge (“CDSC”) of 0.10% is assessed on certain redemptions of Investor P Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]

For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

[3]

The fees and expenses shown in the table above and the example that follows with respect to the LifePath Retirement Acquiring Fund and the LifePath Retirement Combined Fund, as applicable, include the expenses of both the applicable Fund and the applicable Fund’s share of the allocated expenses of LifePath Retirement Acquiring Master Portfolio or the LifePath Retirement Combined Master Portfolio, as applicable. Management fees are paid by the LifePath Retirement Acquiring Master Portfolio and will continue to be paid by the LifePath Retirement Combined Master Portfolio following the closing of the Reorganization.

[4]	Other Expenses are based on estimated amounts for the current fiscal year.

[5]

“Acquired Fund Fees and Expenses” are indirect fees and expenses that the LifePath Retirement Target Fund incurs from investing in the shares of other investment companies. These expenses are based on the total expense ratio of the underlying funds disclosed in each underlying fund’s most recent shareholder report. Please note that the amount of “Total Annual Fund Operating Expenses” shown in the above table differs from the ratio of expenses to average net assets included in the “Financial Highlights” section of the LifePath Retirement Target Fund’s Prospectus, which reflects the operating expenses of the LifePath Retirement Target Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

[6]	Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.

[7]

BFA, the investment manager for the LifePath Retirement Acquiring Master Portfolio, and BAL, the administrator for the LifePath Retirement Acquiring Fund, have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.35% of average daily net assets for Investor P Shares through April 30, 2029. In addition, BFA and BAL have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.35% of average daily net assets for Investor P Shares through April 30, 2020. The LifePath Retirement Acquiring Fund may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Acquiring Trust or by a vote of a majority of the outstanding voting securities of LifePath Retirement Acquiring Fund. Following the closing of the Reorganization, these contractual agreements will remain in place with respect to the LifePath Retirement Combined Fund, except the second contractual agreement described above will be extended to April 30, 2021.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the LifePath Retirement Target Fund, the LifePath Retirement Acquiring Fund and the LifePath Retirement Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
LifePath Retirement Target Fund Class A Shares	$587	$773	$974	$1,552
LifePath Retirement Acquiring Fund Investor P Shares	$565	$662	$769	$1,080
Pro Forma LifePath Retirement Combined Fund Investor P Shares	$565	$655	$759	$1,064

LifePath Retirement Target Fund Class B Shares into LifePath Retirement Acquiring Fund Investor A Shares

	LifePath Retirement Target Fund Class B Shares	LifePath Retirement Acquiring Fund Investor A Shares	Pro Forma LifePath Retirement Combined Fund Investor A Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	5.00%	None	None
Maximum Account Fee	None[1]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[3]
Management Fee	0.26%	0.05%	0.05%
Distribution and/or Service (12b-1) Fees	0.95%	0.25%	0.25%
Other Expenses	0.28%	0.11%	0.08%[3]
Administration Fee	—	0.03%	0.03%
Other/Independent Expenses	0.28%	0.08%	0.05%[3]
Acquired Fund Fees and Expenses	0.11%[4]	0.06%[5,6]	0.06%[5]
Total Annual Fund Operating Expenses	1.60%	0.47%[6]	0.44%
Fee Waivers and/or Expense Reimbursements	—	(0.06)%[7]	(0.03)%[7]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.60%	0.41%[7]	0.41%[7]

[1]

For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

[2]

The fees and expenses shown in the table above and the example that follows with respect to the LifePath Retirement Acquiring Fund and the LifePath Retirement Combined Fund, as applicable, include the expenses of both the applicable Fund and the applicable Fund’s share of the allocated expenses of LifePath Retirement Acquiring Master Portfolio or the LifePath Retirement Combined Master Portfolio, as applicable. Management fees are paid by the LifePath Retirement Acquiring Master Portfolio and will continue to be paid by the LifePath Retirement Combined Master Portfolio following the closing of the Reorganization.

[3]	Other Expenses are based on estimated amounts for the current fiscal year.

[4]

“Acquired Fund Fees and Expenses” are indirect fees and expenses that the LifePath Retirement Target Fund incurs from investing in the shares of other investment companies. These expenses are based on the total expense ratio of the underlying funds disclosed in each underlying fund’s most recent shareholder report. Please note that the amount of “Total Annual Fund Operating Expenses” shown in the above table differs from the ratio of expenses to average net assets included in the “Financial Highlights” section of the LifePath Retirement Target Fund’s Prospectus, which reflects the operating expenses of the LifePath Retirement Target Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

[5]	Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.

[6]

The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the LifePath Retirement Acquiring Fund’s most recent annual report which do not include Acquired Fund Fees and Expenses.

[7]

BFA, the investment manager for the LifePath Retirement Acquiring Master Portfolio, and BAL, the administrator for the LifePath Retirement Acquiring Fund, have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.35% of average daily net assets for Investor A Shares through April 30, 2028. In addition, BFA and BAL have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund

Fees and Expenses and certain other Fund expenses) to 0.35% of average daily net assets for Investor A Shares through April 30, 2019. The LifePath Retirement Acquiring Fund may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Acquiring Trust or by a vote of a majority of the outstanding voting securities of LifePath Retirement Acquiring Fund. Following the closing of the Reorganization, these contractual agreements will be extended to April 30, 2029 and April 30, 2021, respectively, with respect to the LifePath Retirement Combined Fund.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the LifePath Retirement Target Fund, the LifePath Retirement Acquiring Fund and the LifePath Retirement Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
LifePath Retirement Target Fund Class B Shares	$663	$855	$1,071	$1,713
LifePath Retirement Acquiring Fund Investor A Shares	$42	$145	$257	$586
Pro Forma LifePath Retirement Combined Fund Investor A Shares	$42	$135	$240	$549

Expenses if you did not redeem your shares:

LifePath Retirement Target Fund Class B Shares	$163	$505	$871	$1,713

LifePath Retirement Target Fund Class B Shares into LifePath Retirement Acquiring Fund Investor P Shares

	LifePath Retirement Target Fund Class B Shares	LifePath Retirement Acquiring Fund Investor P Shares*	Pro Forma LifePath Retirement Combined Fund Investor P Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None	5.25%	5.25%
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	5.00%	None[1]	None[1]
Maximum Account Fee	None[2]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[3]
Management Fee	0.26%	0.05%	0.05%
Distribution and/or Service (12b-1) Fees	0.95%	0.25%	0.25%
Other Expenses	0.28%	0.11%[4]	0.10%[4]
Administration Fee	—	0.03%	0.03%
Other/Independent Expenses	0.28%	0.08%[4]	0.07%[4]
Acquired Fund Fees and Expenses	0.11%[5]	0.06%[6]	0.06%[6]
Total Annual Fund Operating Expenses	1.60%	0.47%	0.46%
Fee Waivers and/or Expense Reimbursements	—	(0.06)%[7]	(0.05)%[7]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.60%	0.41%[7]	0.41%[7]

*	Fund currently active, but no assets in share class as of December 31, 2017.

[1]

A CDSC of 0.10% is assessed on certain redemptions of Investor P Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]

For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

[3]

The fees and expenses shown in the table above and the example that follows with respect to the LifePath Retirement Acquiring Fund and the LifePath Retirement Combined Fund, as applicable, include the expenses of both the applicable Fund and the applicable Fund’s share of the allocated expenses of LifePath Retirement Acquiring Master Portfolio or the LifePath Retirement Combined Master Portfolio, as applicable. Management fees are paid by the LifePath Retirement Acquiring Master Portfolio and will continue to be paid by the LifePath Retirement Combined Master Portfolio following the closing of the Reorganization.

[4]	Other Expenses are based on estimated amounts for the current fiscal year.

[5]

“Acquired Fund Fees and Expenses” are indirect fees and expenses that the LifePath Retirement Target Fund incurs from investing in the shares of other investment companies. These expenses are based on the total expense ratio of the underlying funds disclosed in each underlying fund’s most recent shareholder report. Please note that the amount of “Total Annual Fund Operating Expenses” shown in the above table differs from the ratio of expenses to average net assets included in the “Financial Highlights” section of the LifePath Retirement Target Fund’s Prospectus, which reflects the operating expenses of the LifePath Retirement Target Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

[6]	Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.

[7]

BFA, the investment manager for the LifePath Retirement Acquiring Master Portfolio, and BAL, the administrator for the LifePath Retirement Acquiring Fund, have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.35% of average daily net assets for Investor P Shares through April 30, 2029. In addition, BFA and BAL have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.35% of average daily net assets for Investor P Shares through April 30, 2020. The LifePath Retirement Acquiring Fund may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Acquiring Trust or by a vote of a majority of the outstanding voting securities of LifePath Retirement Acquiring Fund. Following the closing of the Reorganization, these contractual agreements will remain in place with respect to the LifePath Retirement Combined Fund, except the second contractual agreement described above will be extended to April 30, 2021.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the LifePath Retirement Target Fund, the LifePath Retirement Acquiring Fund and the LifePath Retirement Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
LifePath Retirement Target Fund Class B Shares	$663	$855	$1,071	$1,713
LifePath Retirement Acquiring Fund Investor P Shares	$565	$662	$769	$1,080
Pro Forma LifePath Retirement Combined Fund Investor P Shares	$565	$655	$759	$1,064

Expenses if you did not redeem your shares:

LifePath Retirement Target Fund Class B Shares	$163	$505	$871	$1,713

LifePath Retirement Target Fund Premier Shares into LifePath Retirement Acquiring Fund Investor A Shares

	LifePath Retirement Target Fund Premier Shares	LifePath Retirement Acquiring Fund Investor A Shares	Pro Forma LifePath Retirement Combined Fund Investor A Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.00%	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	None	None
Maximum Account Fee	None[1]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[2]
Management Fee	0.26%	0.05%	0.05%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.18%	0.11%	0.08%[3]
Administration Fee	—	0.03%	0.03%
Other/Independent Expenses	0.18%	0.08%	0.05%[3]
Acquired Fund Fees and Expenses	0.11%[4]	0.06%[5,6]	0.06%[5]
Total Annual Fund Operating Expenses	0.80%	0.47%[6]	0.44%
Fee Waivers and/or Expense Reimbursements	—	(0.06)%[7]	(0.03)%[7]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.80%	0.41%[7]	0.41%[7]

[1]

For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

[2]

The fees and expenses shown in the table above and the example that follows with respect to the LifePath Retirement Acquiring Fund and the LifePath Retirement Combined Fund, as applicable, include the expenses of both the applicable Fund and the applicable Fund’s share of the allocated expenses of LifePath Retirement Acquiring Master Portfolio or the LifePath Retirement Combined Master Portfolio, as applicable. Management fees are paid by the LifePath Retirement Acquiring Master Portfolio and will continue to be paid by the LifePath Retirement Combined Master Portfolio following the closing of the Reorganization.

[3]	Other Expenses are based on estimated amounts for the current fiscal year.

[4]

“Acquired Fund Fees and Expenses” are indirect fees and expenses that the LifePath Retirement Target Fund incurs from investing in the shares of other investment companies. These expenses are based on the total expense ratio of the underlying funds disclosed in each underlying fund’s most recent shareholder report. Please note that the amount of “Total Annual Fund Operating Expenses” shown in the above table differs from the ratio of expenses to average net assets included in the “Financial Highlights” section of the LifePath Retirement Target Fund’s Prospectus, which reflects the operating expenses of the LifePath Retirement Target Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

[5]	Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.

[6]

The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the LifePath Retirement Acquiring Fund’s most recent annual report which do not include Acquired Fund Fees and Expenses.

[7]

BFA, the investment manager for the LifePath Retirement Acquiring Master Portfolio, and BAL, the administrator for the LifePath Retirement Acquiring Fund, have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.35% of average daily net assets for Investor A Shares through April 30, 2028. In addition, BFA and BAL have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund

Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.35% of average daily net assets for Investor A Shares through April 30, 2019. The LifePath Retirement Acquiring Fund may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Acquiring Trust or by a vote of a majority of the outstanding voting securities of LifePath Retirement Acquiring Fund. Following the closing of the Reorganization, these contractual agreements will be extended to April 30, 2029 and April 30, 2021, respectively, with respect to the LifePath Retirement Combined Fund.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the LifePath Retirement Target Fund, the LifePath Retirement Acquiring Fund and the LifePath Retirement Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
LifePath Retirement Target Fund Premier Shares	$578	$743	$922	$1,440
LifePath Retirement Acquiring Fund Investor A Shares	$42	$145	$257	$586
Pro Forma LifePath Retirement Combined Fund Investor A Shares	$42	$135	$240	$549

LifePath Retirement Target Fund Premier Shares into LifePath Retirement Acquiring Fund Investor P Shares

	LifePath Retirement Target Fund Premier Shares	LifePath Retirement Acquiring Fund Investor P Shares*	Pro Forma LifePath Retirement Combined Fund Investor P Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.00%	5.25%	5.25%
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	None[1]	None[1]
Maximum Account Fee	None[2]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[3]
Management Fee	0.26%	0.05%	0.05%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.18%	0.11%[4]	0.10%[4]
Administration Fee	—	0.03%	0.03%
Other/Independent Expenses	0.18%	0.08%[4]	0.07%[4]
Acquired Fund Fees and Expenses	0.11%[5]	0.06%[6]	0.06%[6]
Total Annual Fund Operating Expenses	0.80%	0.47%	0.46%
Fee Waivers and/or Expense Reimbursements	—	(0.06)%[7]	(0.05)%[7]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.80%	0.41%[7]	0.41%[7]

*	Fund currently active, but no assets in share class as of December 31, 2017.

[1]

A CDSC of 0.10% is assessed on certain redemptions of Investor P Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]

For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

[3]

The fees and expenses shown in the table above and the example that follows with respect to the LifePath Retirement Acquiring Fund and the LifePath Retirement Combined Fund, as applicable, include the expenses of both the applicable Fund and the applicable Fund’s share of the allocated expenses of LifePath Retirement Acquiring Master Portfolio or the LifePath Retirement Combined Master Portfolio, as applicable. Management fees are paid by the LifePath Retirement Acquiring Master Portfolio and will continue to be paid by the LifePath Retirement Combined Master Portfolio following the closing of the Reorganization.

[4]	Other Expenses are based on estimated amounts for the current fiscal year.

[5]

“Acquired Fund Fees and Expenses” are indirect fees and expenses that the LifePath Retirement Target Fund incurs from investing in the shares of other investment companies. These expenses are based on the total expense ratio of the underlying funds disclosed in each underlying fund’s most recent shareholder report. Please note that the amount of “Total Annual Fund Operating Expenses” shown in the above table differs from the ratio of expenses to average net assets included in the “Financial Highlights” section of the LifePath Retirement Target Fund’s Prospectus, which reflects the operating expenses of the LifePath Retirement Target Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

[6]	Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.

[7]

BFA, the investment manager for the LifePath Retirement Acquiring Master Portfolio, and BAL, the administrator for the LifePath Retirement Acquiring Fund, have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.35% of average daily net assets for Investor P Shares through April 30, 2029. In addition, BFA and BAL have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.35% of average daily net assets for Investor P Shares through April 30, 2020. The LifePath Retirement Acquiring Fund may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Acquiring Trust or by a vote of a majority of the outstanding voting securities of LifePath Retirement Acquiring Fund. Following the closing of the Reorganization, these contractual agreements will remain in place with respect to the LifePath Retirement Combined Fund, except the second contractual agreement described above will be extended to April 30, 2021.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the LifePath Retirement Target Fund, the LifePath Retirement Acquiring Fund and the LifePath Retirement Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
LifePath Retirement Target Fund Premier Shares	$578	$743	$922	$1,440
LifePath Retirement Acquiring Fund Investor P Shares	$565	$662	$769	$1,080
Pro Forma LifePath Retirement Combined Fund Investor P Shares	$565	$655	$759	$1,064

LifePath Retirement Target Fund Legacy Class B Shares into LifePath Retirement Acquiring Fund Investor A Shares

	LifePath Retirement Target Fund Legacy Class B Shares	LifePath Retirement Acquiring Fund Investor A Shares	Pro Forma LifePath Retirement Combined Fund Investor A Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	3.00%	None	None
Maximum Account Fee	None[1]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[2]
Management Fee	0.26%	0.05%	0.05%
Distribution and/or Service (12b-1) Fees	0.65%	0.25%	0.25%
Other Expenses	0.28%	0.11%	0.08%[3]
Administration Fee	—	0.03%	0.03%
Other/Independent Expenses	0.28%	0.08%	0.05%[3]
Acquired Fund Fees and Expenses	0.11%[4]	0.06%[5,6]	0.06%[5]
Total Annual Fund Operating Expenses	1.30%	0.47%[6]	0.44%
Fee Waivers and/or Expense Reimbursements	—	(0.06)%[7]	(0.03)%[7]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.30%	0.41%[7]	0.41%[7]

[1]

For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

[2]

The fees and expenses shown in the table above and the example that follows with respect to the LifePath Retirement Acquiring Fund and the LifePath Retirement Combined Fund, as applicable, include the expenses of both the applicable Fund and the applicable Fund’s share of the allocated expenses of LifePath Retirement Acquiring Master Portfolio or the LifePath Retirement Combined Master Portfolio, as applicable. Management fees are paid by the LifePath Retirement Acquiring Master Portfolio and will continue to be paid by the LifePath Retirement Combined Master Portfolio following the closing of the Reorganization.

[3]	Other Expenses are based on estimated amounts for the current fiscal year.

[4]

“Acquired Fund Fees and Expenses” are indirect fees and expenses that the LifePath Retirement Target Fund incurs from investing in the shares of other investment companies. These expenses are based on the total expense ratio of the underlying funds disclosed in each underlying fund’s most recent shareholder report. Please note that the amount of “Total Annual Fund Operating Expenses” shown in the above table differs from the ratio of expenses to average net assets included in the “Financial Highlights” section of the LifePath Retirement Target Fund’s Prospectus, which reflects the operating expenses of the LifePath Retirement Target Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

[5]	Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.

[6]

The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the LifePath Retirement Acquiring Fund’s most recent annual report which do not include Acquired Fund Fees and Expenses.

[7]

BFA, the investment manager for the LifePath Retirement Acquiring Master Portfolio, and BAL, the administrator for the LifePath Retirement Acquiring Fund, have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.35% of average daily net assets for Investor A Shares through April 30, 2028. In addition, BFA and BAL have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund

Fees and Expenses and certain other Fund expenses) to 0.35% of average daily net assets for Investor A Shares through April 30, 2019. The LifePath Retirement Acquiring Fund may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Acquiring Trust or by a vote of a majority of the outstanding voting securities of LifePath Retirement Acquiring Fund. Following the closing of the Reorganization, these contractual agreements will be extended to April 30, 2029 and April 30, 2021, respectively, with respect to the LifePath Retirement Combined Fund.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the LifePath Retirement Target Fund, the LifePath Retirement Acquiring Fund and the LifePath Retirement Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
LifePath Retirement Target Fund Legacy Class B Shares	$432	$687	$913	$1,458
LifePath Retirement Acquiring Fund Investor A Shares	$42	$145	$257	$586
Pro Forma LifePath Retirement Combined Fund Investor A Shares	$42	$135	$240	$549

Expenses if you did not redeem your shares:

LifePath Retirement Target Fund Legacy Class B Shares	$132	$412	$713	$1,458

LifePath Retirement Target Fund Legacy Class B Shares into LifePath Retirement Acquiring Fund Investor P Shares

	LifePath Retirement Target Fund Legacy Class B Shares	LifePath Retirement Acquiring Fund Investor P Shares*	Pro Forma LifePath Retirement Combined Fund Investor P Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None	5.25%	5.25%
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	3.00%	None[1]	None[1]
Maximum Account Fee	None[2]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[3]
Management Fee	0.26%	0.05%	0.05%
Distribution and/or Service (12b-1) Fees	0.65%	0.25%	0.25%
Other Expenses	0.28%	0.11%[4]	0.10%[4]
Administration Fee	—	0.03%	0.03%
Other/Independent Expenses	0.28%	0.08%[4]	0.07%[4]
Acquired Fund Fees and Expenses	0.11%[5]	0.06%[6]	0.06%[6]
Total Annual Fund Operating Expenses	1.30%	0.47%	0.46%
Fee Waivers and/or Expense Reimbursements	—	(0.06)%[7]	(0.05)%[7]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.30%	0.41%[7]	0.41%[7]

*	Fund currently active, but no assets in share class as of December 31, 2017.

[1]

A CDSC of 0.10% is assessed on certain redemptions of Investor P Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]

For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

[3]

The fees and expenses shown in the table above and the example that follows with respect to the LifePath Retirement Acquiring Fund and the LifePath Retirement Combined Fund, as applicable, include the expenses of both the applicable Fund and the applicable Fund’s share of the allocated expenses of LifePath Retirement Acquiring Master Portfolio or the LifePath Retirement Combined Master Portfolio, as applicable. Management fees are paid by the LifePath Retirement Acquiring Master Portfolio and will continue to be paid by the LifePath Retirement Combined Master Portfolio following the closing of the Reorganization.

[4]	Other Expenses are based on estimated amounts for the current fiscal year.

[5]

“Acquired Fund Fees and Expenses” are indirect fees and expenses that the LifePath Retirement Target Fund incurs from investing in the shares of other investment companies. These expenses are based on the total expense ratio of the underlying funds disclosed in each underlying fund’s most recent shareholder report. Please note that the amount of “Total Annual Fund Operating Expenses” shown in the above table differs from the ratio of expenses to average net assets included in the “Financial Highlights” section of the LifePath Retirement Target Fund’s Prospectus, which reflects the operating expenses of the LifePath Retirement Target Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

[6]	Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.

[7]

BFA, the investment manager for the LifePath Retirement Acquiring Master Portfolio, and BAL, the administrator for the LifePath Retirement Acquiring Fund, have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.35% of average daily net assets for Investor P Shares through April 30, 2029. In addition, BFA and BAL have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.35% of average daily net assets for Investor P Shares through April 30, 2020. The LifePath Retirement Acquiring Fund may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Acquiring Trust or by a vote of a majority of the outstanding voting securities of LifePath Retirement Acquiring Fund. Following the closing of the Reorganization, these contractual agreements will remain in place with respect to the LifePath Retirement Combined Fund, except the second contractual agreement described above will be extended to April 30, 2021.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the LifePath Retirement Target Fund, the LifePath Retirement Acquiring Fund and the LifePath Retirement Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
LifePath Retirement Target Fund Legacy Class B Shares	$432	$687	$913	$1,458
LifePath Retirement Acquiring Fund Investor P Shares	$565	$662	$769	$1,080
Pro Forma LifePath Retirement Combined Fund Investor P Shares	$565	$655	$759	$1,064

Expenses if you did not redeem your shares:

LifePath Retirement Target Fund Legacy Class B Shares	$132	$412	$713	$1,458

LifePath Retirement Target Fund Class R-1 Shares into LifePath Retirement Acquiring Fund Investor P Shares

	LifePath Retirement Target Fund Class R-1 Shares	LifePath Retirement Acquiring Fund Investor P Shares*	Pro Forma LifePath Retirement Combined Fund Investor P Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None	5.25%	5.25%**
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	None[1]	None[1]
Maximum Account Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[2]
Management Fee	0.26%	0.05%	0.05%
Distribution and/or Service (12b-1) Fees	0.50%	0.25%	0.25%
Other Expenses	0.35%	0.11%[3]	0.10%[3]
Administration Fee	—	0.03%	0.03%
Other/Independent Expenses	0.35%	0.08%[3]	0.07%[3]
Acquired Fund Fees and Expenses	0.11%[4]	0.06%[5]	0.06%[5]
Total Annual Fund Operating Expenses	1.22%	0.47%	0.46%
Fee Waivers and/or Expense Reimbursements	—	(0.06)%[6]	(0.05)%[6]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.22%	0.41%[6]	0.41%[6]

*	Fund currently active, but no assets in share class as of December 31, 2017.

**	The sales charge for such shareholders are expected to be waived pursuant to the LifePath Retirement Acquiring Fund’s sales charge waiver policies.

[1]

A CDSC of 0.10% is assessed on certain redemptions of Investor P Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]

The fees and expenses shown in the table above and the example that follows with respect to the LifePath Retirement Acquiring Fund and the LifePath Retirement Combined Fund, as applicable, include the expenses of both the applicable Fund and the applicable Fund’s share of the allocated expenses of LifePath Retirement Acquiring Master Portfolio or the LifePath Retirement Combined Master Portfolio, as applicable. Management fees are paid by the LifePath Retirement Acquiring Master Portfolio and will continue to be paid by the LifePath Retirement Combined Master Portfolio following the closing of the Reorganization.

[3]	Other Expenses are based on estimated amounts for the current fiscal year.

[4]

“Acquired Fund Fees and Expenses” are indirect fees and expenses that the LifePath Retirement Target Fund incurs from investing in the shares of other investment companies. These expenses are based on the total expense ratio of the underlying funds disclosed in each underlying fund’s most recent shareholder report. Please note that the amount of “Total Annual Fund Operating Expenses” shown in the above table differs from the ratio of expenses to average net assets included in the “Financial Highlights” section of the LifePath Retirement Target Fund’s Prospectus, which reflects the operating expenses of the LifePath Retirement Target Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

[5]	Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.

[6]

BFA, the investment manager for the LifePath Retirement Acquiring Master Portfolio, and BAL, the administrator for the LifePath Retirement Acquiring Fund, have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.35% of average daily net assets for Investor P Shares through April 30, 2029.

In addition, BFA and BAL have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.35% of average daily net assets for Investor P Shares through April 30, 2020. The LifePath Retirement Acquiring Fund may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Acquiring Trust or by a vote of a majority of the outstanding voting securities of LifePath Retirement Acquiring Fund. Following the closing of the Reorganization, these contractual agreements will remain in place with respect to the LifePath Retirement Combined Fund, except the second contractual agreement described above will be extended to April 30, 2021.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the LifePath Retirement Target Fund, the LifePath Retirement Acquiring Fund and the LifePath Retirement Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
LifePath Retirement Target Fund Class R-1 Shares	$124	$387	$670	$1,477
LifePath Retirement Acquiring Fund Investor P Shares	$565	$662	$769	$1,080
Pro Forma LifePath Retirement Combined Fund Investor P Shares	$565	$655	$759	$1,064

LifePath Retirement Target Fund Class R-2 Shares into LifePath Retirement Acquiring Fund Investor P Shares

	LifePath Retirement Target Fund Class R-2 Shares	LifePath Retirement Acquiring Fund Investor P Shares*	Pro Forma LifePath Retirement Combined Fund Investor P Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None	5.25%	5.25%**
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	None[1]	None[1]
Maximum Account Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[2]
Management Fee	0.26%	0.05%	0.05%
Distribution and/or Service (12b-1) Fees	0.30%	0.25%	0.25%
Other Expenses	0.35%	0.11%[3]	0.10%[3]
Administration Fee	—	0.03%	0.03%
Other/Independent Expenses	0.35%	0.08%[3]	0.07%[3]
Acquired Fund Fees and Expenses	0.11%[4]	0.06%[5]	0.06%[5]
Total Annual Fund Operating Expenses	1.02%	0.47%	0.46%
Fee Waivers and/or Expense Reimbursements	—	(0.06)%[6]	(0.05)%[6]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.02%	0.41%[6]	0.41%[6]

*	Fund currently active, but no assets in share class as of December 31, 2017.

**	The sales charge for such shareholders are expected to be waived pursuant to the LifePath Retirement Acquiring Fund’s sales charge waiver policies.

[1]

A CDSC of 0.10% is assessed on certain redemptions of Investor P Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]

The fees and expenses shown in the table above and the example that follows with respect to the LifePath Retirement Acquiring Fund and the LifePath Retirement Combined Fund, as applicable, include the expenses of both the applicable Fund and the applicable Fund’s share of the allocated expenses of LifePath Retirement Acquiring Master Portfolio or the LifePath Retirement Combined Master Portfolio, as applicable. Management fees are paid by the LifePath Retirement Acquiring Master Portfolio and will continue to be paid by the LifePath Retirement Combined Master Portfolio following the closing of the Reorganization.

[3]	Other Expenses are based on estimated amounts for the current fiscal year.

[4]

“Acquired Fund Fees and Expenses” are indirect fees and expenses that the LifePath Retirement Target Fund incurs from investing in the shares of other investment companies. These expenses are based on the total expense ratio of the underlying funds disclosed in each underlying fund’s most recent shareholder report. Please note that the amount of “Total Annual Fund Operating Expenses” shown in the above table differs from the ratio of expenses to average net assets included in the “Financial Highlights” section of the LifePath Retirement Target Fund’s Prospectus, which reflects the operating expenses of the LifePath Retirement Target Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

[5]	Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.

[6]

BFA, the investment manager for the LifePath Retirement Acquiring Master Portfolio, and BAL, the administrator for the LifePath Retirement Acquiring Fund, have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.35% of average daily net assets for Investor P Shares through April 30, 2029. In addition, BFA and BAL have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.35% of average daily net assets for Investor P Shares through April 30, 2020. The LifePath Retirement Acquiring Fund may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Acquiring Trust or by a vote of a majority of the outstanding voting securities of LifePath Retirement Acquiring Fund. Following the closing of the Reorganization, these contractual agreements will remain in place with respect to the LifePath Retirement Combined Fund, except the second contractual agreement described above will be extended to April 30, 2021.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the LifePath Retirement Target Fund, the LifePath Retirement Acquiring Fund and the LifePath Retirement Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
LifePath Retirement Target Fund Class R-2 Shares	$104	$325	$563	$1,248
LifePath Retirement Acquiring Fund Investor P Shares	$565	$662	$769	$1,080
Pro Forma LifePath Retirement Combined Fund Investor P Shares	$565	$655	$759	$1,064

LifePath Retirement Target Fund Class R-3 Shares into LifePath Retirement Acquiring Fund Institutional Shares

	LifePath Retirement Target Fund Class R-3 Shares	LifePath Retirement Acquiring Fund Institutional Shares	Pro Forma LifePath Retirement Combined Fund Institutional Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	None	None
Maximum Account Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Management Fee	0.26%	0.05%	0.05%
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses	0.35%	0.11%	0.10%[2]
Administration Fee	—	0.03%	0.03%
Other/Independent Expenses	0.35%	0.08%	0.07%[2]
Acquired Fund Fees and Expenses	0.11%[3]	0.06%[4,5]	0.06%[4]
Total Annual Fund Operating Expenses	0.72%	0.22%[5]	0.21%
Fee Waivers and/or Expense Reimbursements	—	(0.06)%[6]	(0.05)%[6]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.72%	0.16%[6]	0.16%[6]

[1]

The fees and expenses shown in the table above and the example that follows with respect to the LifePath Retirement Acquiring Fund and the LifePath Retirement Combined Fund, as applicable, include the expenses of both the applicable Fund and the applicable Fund’s share of the allocated expenses of LifePath Retirement Acquiring Master Portfolio or the LifePath Retirement Combined Master Portfolio, as applicable. Management fees are paid by the LifePath Retirement Acquiring Master Portfolio and will continue to be paid by the LifePath Retirement Combined Master Portfolio following the closing of the Reorganization.

[2]	Other Expenses are based on estimated amounts for the current fiscal year.

[3]

“Acquired Fund Fees and Expenses” are indirect fees and expenses that the LifePath Retirement Target Fund incurs from investing in the shares of other investment companies. These expenses are based on the total expense ratio of the underlying funds disclosed in each underlying fund’s most recent shareholder report. Please note that the amount of “Total Annual Fund Operating Expenses” shown in the above table differs from the ratio of expenses to average net assets included in the “Financial Highlights” section of the LifePath Retirement Target Fund’s Prospectus, which reflects the operating expenses of the LifePath Retirement Target Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

[4]	Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.

[5]

The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the LifePath Retirement Acquiring Fund’s most recent annual report which do not include Acquired Fund Fees and Expenses.

[6]

BFA, the investment manager for the LifePath Retirement Acquiring Master Portfolio, and BAL, the administrator for the LifePath Retirement Acquiring Fund, have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.10% of average daily net assets for Institutional Shares through April 30, 2028. In addition, BFA and BAL have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.10% of average daily net assets for Institutional Shares through April 30, 2019. The LifePath Retirement Acquiring Fund may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Acquiring Trust or by a vote of a majority of the outstanding voting securities of LifePath Retirement Acquiring Fund. Following the closing of the Reorganization, these contractual agreements will be extended to April 30, 2029 and April 30, 2021, respectively, with respect to the LifePath Retirement Combined Fund.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the LifePath Retirement Target Fund, the LifePath Retirement Acquiring Fund and the LifePath Retirement Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
LifePath Retirement Target Fund Class R-3 Shares	$74	$230	$401	$894
LifePath Retirement Acquiring Fund Institutional Shares	$16	$65	$118	$274
Pro Forma LifePath Retirement Combined Fund Institutional Shares	$16	$57	$108	$258

LifePath Retirement Target Fund Institutional Shares into LifePath Retirement Acquiring Fund Institutional Shares

	LifePath Retirement Target Fund Institutional Shares	LifePath Retirement Acquiring Fund Institutional Shares	Pro Forma LifePath Retirement Combined Fund Institutional Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	None	None
Maximum Account Fee	None[1]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[2]
Management Fee	0.26%	0.05%	0.05%
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses	0.28%	0.11%	0.10%[3]
Administration Fee	—	0.03%	0.03%
Other/Independent Expenses	0.28%	0.08%	0.07%[3]
Acquired Fund Fees and Expenses	0.11%[4]	0.06%[5,6]	0.06%[5]
Total Annual Fund Operating Expenses	0.65%	0.22%[6]	0.21%
Fee Waivers and/or Expense Reimbursements	—	(0.06)%[7]	(0.05)%[7]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.65%	0.16%[7]	0.16%[7]

[1]

For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

[2]

The fees and expenses shown in the table above and the example that follows with respect to the LifePath Retirement Acquiring Fund and the LifePath Retirement Combined Fund, as applicable, include the expenses of both the applicable Fund and the applicable Fund’s share of the allocated expenses of LifePath Retirement Acquiring Master Portfolio or the LifePath Retirement Combined Master Portfolio, as applicable. Management fees are paid by the LifePath Retirement Acquiring Master Portfolio and will continue to be paid by the LifePath Retirement Combined Master Portfolio following the closing of the Reorganization.

[3]	Other Expenses are based on estimated amounts for the current fiscal year.

[4]

“Acquired Fund Fees and Expenses” are indirect fees and expenses that the LifePath Retirement Target Fund incurs from investing in the shares of other investment companies. These expenses are based on the total expense ratio of the underlying funds disclosed in each underlying fund’s most recent shareholder report. Please note that the amount of “Total Annual Fund Operating Expenses” shown in the above table differs from the ratio of expenses to average net assets included in the “Financial Highlights” section of the LifePath Retirement Target Fund’s Prospectus, which reflects the operating expenses of the LifePath Retirement Target Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

[5]	Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.

[6]

The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the LifePath Retirement Acquiring Fund’s most recent annual report which do not include Acquired Fund Fees and Expenses.

[7]

BFA, the investment manager for the LifePath Retirement Acquiring Master Portfolio, and BAL, the administrator for the LifePath Retirement Acquiring Fund, have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.10% of average daily net assets for Institutional Shares through April 30, 2028. In addition, BFA and BAL have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.10% of average daily net assets for Institutional Shares through April 30, 2019. The LifePath Retirement Acquiring Fund may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Acquiring Trust or by a vote of a majority of the outstanding voting securities of LifePath Retirement Acquiring Fund. Following the closing of the Reorganization, these contractual agreements will be extended to April 30, 2029 and April 30, 2021, respectively, with respect to the LifePath Retirement Combined Fund.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the LifePath Retirement Target Fund, the LifePath Retirement Acquiring Fund and the LifePath Retirement Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
LifePath Retirement Target Fund Institutional Shares	$66	$208	$362	$810
LifePath Retirement Acquiring Fund Institutional Shares	$16	$65	$118	$274
Pro Forma LifePath Retirement Combined Fund Institutional Shares	$16	$57	$108	$258

Fee Tables of State Farm LifePath® 2020 Fund (LifePath 2020 Target Fund), BlackRock LifePath® Index 2020 Fund (LifePath 2020 Acquiring Fund) and the Pro Forma LifePath 2020 Combined Fund (as of December 31, 2017) (unaudited)

LifePath 2020 Target Fund Class A Shares into LifePath 2020 Acquiring Fund Investor A Shares

	LifePath 2020 Target Fund Class A Shares	LifePath 2020 Acquiring Fund Investor A Shares	Pro Forma LifePath 2020 Combined Fund Investor A Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.00%	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	None	None
Maximum Account Fee	None[1]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[2]
Management Fee	0.26%	0.05%	0.05%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.28%	0.10%	0.08%[3]
Administration Fee	—	0.03%	0.03%
Other/Independent Expenses	0.28%	0.07%	0.05%[3]
Acquired Fund Fees and Expenses	0.11%[4]	0.06%[5,6]	0.06%[5]
Total Annual Fund Operating Expenses	0.90%	0.46%[6]	0.44%
Fee Waivers and/or Expense Reimbursements	—	(0.05)%[7]	(0.03)%[7]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.90%	0.41%[7]	0.41%[7]

[1]

For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

[2]

The fees and expenses shown in the table above and the example that follows with respect to the LifePath 2020 Acquiring Fund and the LifePath 2020 Combined Fund, as applicable, include the expenses of both the applicable Fund and the applicable Fund’s share of the allocated expenses of LifePath 2020 Acquiring Master Portfolio or the LifePath 2020 Combined Master Portfolio, as applicable. Management fees are paid by the LifePath 2020 Acquiring Master Portfolio and will continue to be paid by the LifePath 2020 Combined Master Portfolio following the closing of the Reorganization.

[3]	Other Expenses are based on estimated amounts for the current fiscal year.

[4]

“Acquired Fund Fees and Expenses” are indirect fees and expenses that the LifePath 2020 Target Fund incurs from investing in the shares of other investment companies. These expenses are based on the total expense ratio of the underlying funds disclosed in each underlying fund’s most recent shareholder report. Please note that the amount of “Total Annual Fund Operating Expenses” shown in the above table differs from the ratio of expenses to average net assets included in the “Financial Highlights” section of the LifePath 2020 Target Fund’s Prospectus, which reflects the operating expenses of the LifePath 2020 Target Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

[5]	Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.

[6]

The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the LifePath 2020 Acquiring Fund’s most recent annual report which do not include Acquired Fund Fees and Expenses.

[7]

BFA, the investment manager for the LifePath 2020 Acquiring Master Portfolio, and BAL, the administrator for the LifePath 2020 Acquiring Fund, have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating

Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.35% of average daily net assets for Investor A Shares through April 30, 2028. In addition, BFA and BAL have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.35% of average daily net assets for Investor A Shares through April 30, 2019. The LifePath 2020 Acquiring Fund may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Acquiring Trust or by a vote of a majority of the outstanding voting securities of LifePath 2020 Acquiring Fund. Following the closing of the Reorganization, these contractual agreements will be extended to April 30, 2029 and April 30, 2021, respectively, with respect to the LifePath 2020 Combined Fund.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the LifePath 2020 Target Fund, the LifePath 2020 Acquiring Fund and the LifePath 2020 Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
LifePath 2020 Target Fund Class A Shares	$587	$773	$974	$1,552
LifePath 2020 Acquiring Fund Investor A Shares	$42	$143	$253	$574
Pro Forma LifePath 2020 Combined Fund Investor A Shares	$42	$135	$240	$549

LifePath 2020 Target Fund Class A Shares into LifePath 2020 Acquiring Fund Investor P Shares

	LifePath 2020 Target Fund Class A Shares	LifePath 2020 Acquiring Fund Investor P Shares*	Pro Forma LifePath 2020 Combined Fund Investor P Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.00%	5.25%	5.25%
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	None[1]	None[1]
Maximum Account Fee	None[2]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[3]
Management Fee	0.26%	0.05%	0.05%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.28%	0.10%[4]	0.10%[4]
Administration Fee	—	0.03%	0.03%
Other/Independent Expenses	0.28%	0.07%[4]	0.07%[4]
Acquired Fund Fees and Expenses	0.11%[5]	0.06%[6]	0.06%[6]
Total Annual Fund Operating Expenses	0.90%	0.46%	0.46%
Fee Waivers and/or Expense Reimbursements	—	(0.05)%[7]	(0.05)%[7]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.90%	0.41%[7]	0.41%[7]

*	Fund currently active, but no assets in share class as of December 31, 2017.

[1]

A CDSC of 0.10% is assessed on certain redemptions of Investor P Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]

For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

[3]

The fees and expenses shown in the table above and the example that follows with respect to the LifePath 2020 Acquiring Fund and the LifePath 2020 Combined Fund, as applicable, include the expenses of both the applicable Fund and the applicable Fund’s share of the allocated expenses of LifePath 2020 Acquiring Master Portfolio or the LifePath 2020 Combined Master Portfolio, as applicable. Management fees are paid by the LifePath 2020 Acquiring Master Portfolio and will continue to be paid by the LifePath 2020 Combined Master Portfolio following the closing of the Reorganization.

[4]	Other Expenses are based on estimated amounts for the current fiscal year.

[5]

“Acquired Fund Fees and Expenses” are indirect fees and expenses that the LifePath 2020 Target Fund incurs from investing in the shares of other investment companies. These expenses are based on the total expense ratio of the underlying funds disclosed in each underlying fund’s most recent shareholder report. Please note that the amount of “Total Annual Fund Operating Expenses” shown in the above table differs from the ratio of expenses to average net assets included in the “Financial Highlights” section of the LifePath 2020 Target Fund’s Prospectus, which reflects the operating expenses of the LifePath 2020 Target Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

[6]	Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.

[7]

BFA, the investment manager for the LifePath 2020 Acquiring Master Portfolio, and BAL, the administrator for the LifePath 2020 Acquiring Fund, have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.35% of average daily net assets for Investor P Shares through April 30, 2029. In addition, BFA and BAL have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.35% of average daily net assets for Investor P Shares through April 30, 2020. The LifePath 2020 Acquiring Fund may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Acquiring Trust or by a vote of a majority of the outstanding voting securities of LifePath 2020 Acquiring Fund. Following the closing of the Reorganization, these contractual agreements will remain in place with respect to the LifePath 2020 Combined Fund, except the second contractual agreement described above will be extended to April 30, 2021.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the LifePath 2020 Target Fund, the LifePath 2020 Acquiring Fund and the LifePath 2020 Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
LifePath 2020 Target Fund Class A Shares	$587	$773	$974	$1,552
LifePath 2020 Acquiring Fund Investor P Shares	$565	$660	$764	$1,069
Pro Forma LifePath 2020 Combined Fund Investor P Shares	$565	$655	$759	$1,064

LifePath 2020 Target Fund Class B Shares into LifePath 2020 Acquiring Fund Investor A Shares

	LifePath 2020 Target Fund Class B Shares	LifePath 2020 Acquiring Fund Investor A Shares	Pro Forma LifePath 2020 Combined Fund Investor A Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	5.00%	None	None
Maximum Account Fee	None[1]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[2]
Management Fee	0.26%	0.05%	0.05%
Distribution and/or Service (12b-1) Fees	0.95%	0.25%	0.25%
Other Expenses	0.28%	0.10%	0.08%[3]
Administration Fee	—	0.03%	0.03%
Other/Independent Expenses	0.28%	0.07%	0.05%[3]
Acquired Fund Fees and Expenses	0.11%[4]	0.06%[5,6]	0.06%[5]
Total Annual Fund Operating Expenses	1.60%	0.46%[6]	0.44%
Fee Waivers and/or Expense Reimbursements	—	(0.05)%[7]	(0.03)%[7]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.60%	0.41%[7]	0.41%[7]

[1]

For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

[2]

The fees and expenses shown in the table above and the example that follows with respect to the LifePath 2020 Acquiring Fund and the LifePath 2020 Combined Fund, as applicable, include the expenses of both the applicable Fund and the applicable Fund’s share of the allocated expenses of LifePath 2020 Acquiring Master Portfolio or the LifePath 2020 Combined Master Portfolio, as applicable. Management fees are paid by the LifePath 2020 Acquiring Master Portfolio and will continue to be paid by the LifePath 2020 Combined Master Portfolio following the closing of the Reorganization.

[3]	Other Expenses are based on estimated amounts for the current fiscal year.

[4]

“Acquired Fund Fees and Expenses” are indirect fees and expenses that the LifePath 2020 Target Fund incurs from investing in the shares of other investment companies. These expenses are based on the total expense ratio of the underlying funds disclosed in each underlying fund’s most recent shareholder report. Please note that the amount of “Total Annual Fund Operating Expenses” shown in the above table differs from the ratio of expenses to average net assets included in the “Financial Highlights” section of the LifePath 2020 Target Fund’s Prospectus, which reflects the operating expenses of the LifePath 2020 Target Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

[5]	Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.

[6]

The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the LifePath 2020 Acquiring Fund’s most recent annual report which do not include Acquired Fund Fees and Expenses.

[7]

BFA, the investment manager for the LifePath 2020 Acquiring Master Portfolio, and BAL, the administrator for the LifePath 2020 Acquiring Fund, have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.35% of average daily net assets for Investor A Shares through April 30, 2028. In addition, BFA and BAL have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund

Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.35% of average daily net assets for Investor A Shares through April 30, 2019. The LifePath 2020 Acquiring Fund may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Acquiring Trust or by a vote of a majority of the outstanding voting securities of LifePath 2020 Acquiring Fund. Following the closing of the Reorganization, these contractual agreements will be extended to April 30, 2029 and April 30, 2021, respectively, with respect to the LifePath 2020 Combined Fund.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the LifePath 2020 Target Fund, the LifePath 2020 Acquiring Fund and the LifePath 2020 Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
LifePath 2020 Target Fund Class B Shares	$663	$855	$1,071	$1,713
LifePath 2020 Acquiring Fund Investor A Shares	$42	$143	$253	$574
Pro Forma LifePath 2020 Combined Fund Investor A Shares	$42	$135	$240	$549

Expenses if you did not redeem your shares:
LifePath 2020 Target Fund Class B Shares	$163	$505	$871	$1,713

LifePath 2020 Target Fund Class B Shares into LifePath 2020 Acquiring Fund Investor P Shares

	LifePath 2020 Target Fund Class B Shares	LifePath 2020 Acquiring Fund Investor P Shares*	Pro Forma LifePath 2020 Combined Fund Investor P Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None	5.25%	5.25%
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	5.00%	None[1]	None[1]
Maximum Account Fee	None[2]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[3]
Management Fee	0.26%	0.05%	0.05%
Distribution and/or Service (12b-1) Fees	0.95%	0.25%	0.25%
Other Expenses	0.28%	0.10%[4]	0.10%[4]
Administration Fee	—	0.03%	0.03%
Other/Independent Expenses	0.28%	0.07%[4]	0.07%[4]
Acquired Fund Fees and Expenses	0.11%[5]	0.06%[6]	0.06%[6]
Total Annual Fund Operating Expenses	1.60%	0.46%	0.46%
Fee Waivers and/or Expense Reimbursements	—	(0.05)%[7]	(0.05)%[7]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.60%	0.41%[7]	0.41%[7]

*	Fund currently active, but no assets in share class as of December 31, 2017.

[1]

A CDSC of 0.10% is assessed on certain redemptions of Investor P Shares within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]

For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

[3]

The fees and expenses shown in the table above and the example that follows with respect to the LifePath 2020 Acquiring Fund and the LifePath 2020 Combined Fund, as applicable, include the expenses of both the applicable Fund and the applicable Fund’s share of the allocated expenses of LifePath 2020 Acquiring Master Portfolio or the LifePath 2020 Combined Master Portfolio, as applicable. Management fees are paid by the LifePath 2020 Acquiring Master Portfolio and will continue to be paid by the LifePath 2020 Combined Master Portfolio following the closing of the Reorganization.

[4]	Other Expenses are based on estimated amounts for the current fiscal year.

[5]

“Acquired Fund Fees and Expenses” are indirect fees and expenses that the LifePath 2020 Target Fund incurs from investing in the shares of other investment companies. These expenses are based on the total expense ratio of the underlying funds disclosed in each underlying fund’s most recent shareholder report. Please note that the amount of “Total Annual Fund Operating Expenses” shown in the above table differs from the ratio of expenses to average net assets included in the “Financial Highlights” section of the LifePath 2020 Target Fund’s Prospectus, which reflects the operating expenses of the LifePath 2020 Target Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

[6]	Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.

[7]

BFA, the investment manager for the LifePath 2020 Acquiring Master Portfolio, and BAL, the administrator for the LifePath 2020 Acquiring Fund, have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.35% of average daily net assets for Investor P Shares through April 30, 2029. In addition, BFA and BAL have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.35% of average daily net assets for Investor P Shares through April 30, 2020. The LifePath 2020 Acquiring Fund may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Acquiring Trust or by a vote of a majority of the outstanding voting securities of LifePath 2020 Acquiring Fund. Following the closing of the Reorganization, these contractual agreements will remain in place with respect to the LifePath 2020 Combined Fund, except the second contractual agreement described above will be extended to April 30, 2021.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the LifePath 2020 Target Fund, the LifePath 2020 Acquiring Fund and the LifePath 2020 Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
LifePath 2020 Target Fund Class B Shares	$663	$855	$1,071	$1,713
LifePath 2020 Acquiring Fund Investor P Shares	$565	$660	$764	$1,069
Pro Forma LifePath 2020 Combined Fund Investor P Shares	$565	$655	$759	$1,064

Expenses if you did not redeem your shares:
LifePath 2020 Target Fund Class B Shares	$163	$505	$871	$1,713

LifePath 2020 Target Fund Premier Shares into LifePath 2020 Acquiring Fund Investor A Shares

	LifePath 2020 Target Fund Premier Shares	LifePath 2020 Acquiring Fund Investor A Shares	Pro Forma LifePath 2020 Combined Fund Investor A Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.00%	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	None	None
Maximum Account Fee	None[1]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[2]
Management Fee	0.26%	0.05%	0.05%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.18%	0.10%	0.08%[3]
Administration Fee	—	0.03%	0.03%
Other/Independent Expenses	0.18%	0.07%	0.05%[3]
Acquired Fund Fees and Expenses	0.11%[4]	0.06%[5,6]	0.06%[5]
Total Annual Fund Operating Expenses	0.80%	0.46%[6]	0.44%
Fee Waivers and/or Expense Reimbursements	—	(0.05)%[7]	(0.03)%[7]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.80%	0.41%[7]	0.41%[7]

[1]

For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

[2]

The fees and expenses shown in the table above and the example that follows with respect to the LifePath 2020 Acquiring Fund and the LifePath 2020 Combined Fund, as applicable, include the expenses of both the applicable Fund and the applicable Fund’s share of the allocated expenses of LifePath 2020 Acquiring Master Portfolio or the LifePath 2020 Combined Master Portfolio, as applicable. Management fees are paid by the LifePath 2020 Acquiring Master Portfolio and will continue to be paid by the LifePath 2020 Combined Master Portfolio following the closing of the Reorganization.

[3]	Other Expenses are based on estimated amounts for the current fiscal year.

[4]

“Acquired Fund Fees and Expenses” are indirect fees and expenses that the LifePath 2020 Target Fund incurs from investing in the shares of other investment companies. These expenses are based on the total expense ratio of the underlying funds disclosed in each underlying fund’s most recent shareholder report. Please note that the amount of “Total Annual Fund Operating Expenses” shown in the above table differs from the ratio of expenses to average net assets included in the “Financial Highlights” section of the LifePath 2020 Target Fund’s Prospectus, which reflects the operating expenses of the LifePath 2020 Target Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

[5]	Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.

[6]

The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the LifePath 2020 Acquiring Fund’s most recent annual report which do not include Acquired Fund Fees and Expenses.

[7]

BFA, the investment manager for the LifePath 2020 Acquiring Master Portfolio, and BAL, the administrator for the LifePath 2020 Acquiring Fund, have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.35% of average daily net assets for Investor A Shares through April 30, 2028. In addition, BFA and BAL have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund

Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.35% of average daily net assets for Investor A Shares through April 30, 2019. The LifePath 2020 Acquiring Fund may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Acquiring Trust or by a vote of a majority of the outstanding voting securities of LifePath 2020 Acquiring Fund. Following the closing of the Reorganization, these contractual agreements will be extended to April 30, 2029 and April 30, 2021, respectively, with respect to the LifePath 2020 Combined Fund.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the LifePath 2020 Target Fund, the LifePath 2020 Acquiring Fund and the LifePath 2020 Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
LifePath 2020 Target Fund Premier Shares	$578	$743	$922	$1,440
LifePath 2020 Acquiring Fund Investor A Shares	$42	$143	$253	$574
Pro Forma LifePath 2020 Combined Fund Investor A Shares	$42	$135	$240	$549

LifePath 2020 Target Fund Premier Shares into LifePath 2020 Acquiring Fund Investor P Shares

	LifePath 2020 Target Fund Premier Shares	LifePath 2020 Acquiring Fund Investor P Shares*	Pro Forma LifePath 2020 Combined Fund Investor P Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.00%	5.25%	5.25%
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	None[1]	None[1]
Maximum Account Fee	None[2]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[3]
Management Fee	0.26%	0.05%	0.05%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.18%	0.10%[4]	0.10%[4]
Administration Fee	—	0.03%	0.03%
Other/Independent Expenses	0.18%	0.07%[4]	0.07%[4]
Acquired Fund Fees and Expenses	0.11%[5]	0.06%[6]	0.06%[6]
Total Annual Fund Operating Expenses	0.80%	0.46%	0.46%
Fee Waivers and/or Expense Reimbursements	—	(0.05)%[7]	(0.05)%[7]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.80%	0.41%[7]	0.41%[7]

*	Fund currently active, but no assets in share class as of December 31, 2017.

[1]

A CDSC of 0.10% is assessed on certain redemptions of Investor P made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]

For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

[3]

The fees and expenses shown in the table above and the example that follows with respect to the LifePath 2020 Acquiring Fund and the LifePath 2020 Combined Fund, as applicable, include the expenses of both the applicable Fund and the applicable Fund’s share of the allocated expenses of LifePath 2020 Acquiring Master Portfolio or the LifePath 2020 Combined Master Portfolio, as applicable. Management fees are paid by the LifePath 2020 Acquiring Master Portfolio and will continue to be paid by the LifePath 2020 Combined Master Portfolio following the closing of the Reorganization.

[4]	Other Expenses are based on estimated amounts for the current fiscal year.

[5]

“Acquired Fund Fees and Expenses” are indirect fees and expenses that the LifePath 2020 Target Fund incurs from investing in the shares of other investment companies. These expenses are based on the total expense ratio of the underlying funds disclosed in each underlying fund’s most recent shareholder report. Please note that the amount of “Total Annual Fund Operating Expenses” shown in the above table differs from the ratio of expenses to average net assets included in the “Financial Highlights” section of the LifePath 2020 Target Fund’s Prospectus, which reflects the operating expenses of the LifePath 2020 Target Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

[6]	Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.

[7]

BFA, the investment manager for the LifePath 2020 Acquiring Master Portfolio, and BAL, the administrator for the LifePath 2020 Acquiring Fund, have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.35% of average daily net assets for Investor P Shares through April 30, 2029. In addition, BFA and BAL have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.35% of average daily net assets for Investor P Shares through April 30, 2020. The LifePath 2020 Acquiring Fund may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Acquiring Trust or by a vote of a majority of the outstanding voting securities of LifePath 2020 Acquiring Fund. Following the closing of the Reorganization, these contractual agreements will remain in place with respect to the LifePath 2020 Combined Fund, except the second contractual agreement described above will be extended to April 30, 2021.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the LifePath 2020 Target Fund, the LifePath 2020 Acquiring Fund and the LifePath 2020 Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
LifePath 2020 Target Fund Premier Shares	$578	$743	$922	$1,440
LifePath 2020 Acquiring Fund Investor P Shares	$565	$660	$764	$1,069
Pro Forma LifePath 2020 Combined Fund Investor P Shares	$565	$655	$759	$1,064

LifePath 2020 Target Fund Legacy Class B Shares into LifePath 2020 Acquiring Fund Investor A Shares

	LifePath 2020 Target Fund Legacy Class B Shares	LifePath 2020 Acquiring Fund Investor A Shares	Pro Forma LifePath 2020 Combined Fund Investor A Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	3.00%	None	None
Maximum Account Fee	None[1]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[2]
Management Fee	0.26%	0.05%	0.05%
Distribution and/or Service (12b-1) Fees	0.65%	0.25%	0.25%
Other Expenses	0.28%	0.10%	0.08%[3]
Administration Fee	—	0.03%	0.03%
Other/Independent Expenses	0.28%	0.07%	0.05%[3]
Acquired Fund Fees and Expenses	0.11%[4]	0.06%[5,6]	0.06%[5]
Total Annual Fund Operating Expenses	1.30%	0.46%[6]	0.44%
Fee Waivers and/or Expense Reimbursements	—	(0.05)%[7]	(0.03)%[7]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.30%	0.41%[7]	0.41%[7]

[1]

For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

[2]

The fees and expenses shown in the table above and the example that follows with respect to the LifePath 2020 Acquiring Fund and the LifePath 2020 Combined Fund, as applicable, include the expenses of both the applicable Fund and the applicable Fund’s share of the allocated expenses of LifePath 2020 Acquiring Master Portfolio or the LifePath 2020 Combined Master Portfolio, as applicable. Management fees are paid by the LifePath 2020 Acquiring Master Portfolio and will continue to be paid by the LifePath 2020 Combined Master Portfolio following the closing of the Reorganization.

[3]	Other Expenses are based on estimated amounts for the current fiscal year.

[4]

“Acquired Fund Fees and Expenses” are indirect fees and expenses that the LifePath 2020 Target Fund incurs from investing in the shares of other investment companies. These expenses are based on the total expense ratio of the underlying funds disclosed in each underlying fund’s most recent shareholder report. Please note that the amount of “Total Annual Fund Operating Expenses” shown in the above table differs from the ratio of expenses to average net assets included in the “Financial Highlights” section of the LifePath 2020 Target Fund’s Prospectus, which reflects the operating expenses of the LifePath 2020 Target Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

[5]	Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.

[6]

The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the LifePath 2020 Acquiring Fund’s most recent annual report which do not include Acquired Fund Fees and Expenses.

[7]

BFA, the investment manager for the LifePath 2020 Acquiring Master Portfolio, and BAL, the administrator for the LifePath 2020 Acquiring Fund, have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.35% of average daily net assets for Investor A Shares through April 30, 2028. In addition, BFA and BAL have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund

Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.35% of average daily net assets for Investor A Shares through April 30, 2019. The LifePath 2020 Acquiring Fund may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Acquiring Trust or by a vote of a majority of the outstanding voting securities of LifePath 2020 Acquiring Fund. Following the closing of the Reorganization, these contractual agreements will be extended to April 30, 2029 and April 30, 2021, respectively, with respect to the LifePath 2020 Combined Fund.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the LifePath 2020 Target Fund, the LifePath 2020 Acquiring Fund and the LifePath 2020 Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
LifePath 2020 Target Fund Legacy Class B Shares	$432	$687	$913	$1,458
LifePath 2020 Acquiring Fund Investor A Shares	$42	$143	$253	$574
Pro Forma LifePath 2020 Combined Fund Investor A Shares	$42	$135	$240	$549

Expenses if you did not redeem your shares:
LifePath 2020 Target Fund Legacy Class B Shares	$132	$412	$713	$1,458

LifePath 2020 Target Fund Legacy Class B Shares into LifePath 2020 Acquiring Fund Investor P Shares

	LifePath 2020 Target Fund Legacy Class B Shares	LifePath 2020 Acquiring Fund Investor P Shares*	Pro Forma LifePath 2020 Combined Fund Investor P Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None	5.25%	5.25%
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	3.00%	None[1]	None[1]
Maximum Account Fee	None[2]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[3]
Management Fee	0.26%	0.05%	0.05%
Distribution and/or Service (12b-1) Fees	0.65%	0.25%	0.25%
Other Expenses	0.28%	0.10%[4]	0.10%[4]
Administration Fee	—	0.03%	0.03%
Other/Independent Expenses	0.28%	0.07%[4]	0.07%[4]
Acquired Fund Fees and Expenses	0.11%[5]	0.06%[6]	0.06%[6]
Total Annual Fund Operating Expenses	1.30%	0.46%	0.46%
Fee Waivers and/or Expense Reimbursements	—	(0.05)%[7]	(0.05)%[7]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.30%	0.41%[7]	0.41%[7]

*	Fund currently active, but no assets in share class as of December 31, 2017.

[1]

A CDSC of 0.10% is assessed on certain redemptions of Investor P Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]

For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

[3]

The fees and expenses shown in the table above and the example that follows with respect to the LifePath 2020 Acquiring Fund and the LifePath 2020 Combined Fund, as applicable, include the expenses of both the applicable Fund and the applicable Fund’s share of the allocated expenses of LifePath 2020 Acquiring Master Portfolio or the LifePath 2020 Combined Master Portfolio, as applicable. Management fees are paid by the LifePath 2020 Acquiring Master Portfolio and will continue to be paid by the LifePath 2020 Combined Master Portfolio following the closing of the Reorganization.

[4]	Other Expenses are based on estimated amounts for the current fiscal year.

[5]

“Acquired Fund Fees and Expenses” are indirect fees and expenses that the LifePath 2020 Target Fund incurs from investing in the shares of other investment companies. These expenses are based on the total expense ratio of the underlying funds disclosed in each underlying fund’s most recent shareholder report. Please note that the amount of “Total Annual Fund Operating Expenses” shown in the above table differs from the ratio of expenses to average net assets included in the “Financial Highlights” section of the LifePath 2020 Target Fund’s Prospectus, which reflects the operating expenses of the LifePath 2020 Target Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

[6]	Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.

[7]

BFA, the investment manager for the LifePath 2020 Acquiring Master Portfolio, and BAL, the administrator for the LifePath 2020 Acquiring Fund, have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.35% of average daily net assets for Investor P Shares through April 30, 2029. In addition, BFA and BAL have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.35% of average daily net assets for Investor P Shares through April 30, 2020. The LifePath 2020 Acquiring Fund may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Acquiring Trust or by a vote of a majority of the outstanding voting securities of LifePath 2020 Acquiring Fund. Following the closing of the Reorganization, these contractual agreements will remain in place with respect to the LifePath 2020 Combined Fund, except the second contractual agreement described above will be extended to April 30, 2021.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the LifePath 2020 Target Fund, the LifePath 2020 Acquiring Fund and the LifePath 2020 Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
LifePath 2020 Target Fund Legacy Class B Shares	$432	$687	$913	$1,458
LifePath 2020 Acquiring Fund Investor P Shares	$565	$660	$764	$1,069
Pro Forma LifePath 2020 Combined Fund Investor P Shares	$565	$655	$759	$1,064

Expenses if you did not redeem your shares:
LifePath 2020 Target Fund Legacy Class B Shares	$132	$412	$713	$1,458

LifePath 2020 Target Fund Class R-1 Shares into LifePath 2020 Acquiring Fund Investor P Shares

	LifePath 2020 Target Fund Class R-1 Shares	LifePath 2020 Acquiring Fund Investor P Shares*	Pro Forma LifePath 2020 Combined Fund Investor P Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None	5.25%	5.25%**
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	None[1]	None[1]
Maximum Account Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[2]
Management Fee	0.26%	0.05%	0.05%
Distribution and/or Service (12b-1) Fees	0.50%	0.25%	0.25%
Other Expenses	0.35%	0.10%[3]	0.10%[3]
Administration Fee	—	0.03%	0.03%
Other/Independent Expenses	0.35%	0.07%[3]	0.07%[3]
Acquired Fund Fees and Expenses	0.11%[4]	0.06%[5]	0.06%[5]
Total Annual Fund Operating Expenses	1.22%	0.46%	0.46%
Fee Waivers and/or Expense Reimbursements	—	(0.05)%[6]	(0.05)%[6]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.22%	0.41%[6]	0.41%[6]

*	Fund currently active, but no assets in share class as of December 31, 2017.

**	The sales charge for such shareholders are expected to be waived pursuant to the LifePath 2020 Acquiring Fund’s sales charge waiver policies.

[1]

A CDSC of 0.10% is assessed on certain redemptions of Investor P Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]

The fees and expenses shown in the table above and the example that follows with respect to the LifePath 2020 Acquiring Fund and the LifePath 2020 Combined Fund, as applicable, include the expenses of both the applicable Fund and the applicable Fund’s share of the allocated expenses of LifePath 2020 Acquiring Master Portfolio or the LifePath 2020 Combined Master Portfolio, as applicable. Management fees are paid by the LifePath 2020 Acquiring Master Portfolio and will continue to be paid by the LifePath 2020 Combined Master Portfolio following the closing of the Reorganization.

[3]	Other Expenses are based on estimated amounts for the current fiscal year.

[4]

“Acquired Fund Fees and Expenses” are indirect fees and expenses that the LifePath 2020 Target Fund incurs from investing in the shares of other investment companies. These expenses are based on the total expense ratio of the underlying funds disclosed in each underlying fund’s most recent shareholder report. Please note that the amount of “Total Annual Fund Operating Expenses” shown in the above table differs from the ratio of expenses to average net assets included in the “Financial Highlights” section of the LifePath 2020 Target Fund’s Prospectus, which reflects the operating expenses of the LifePath 2020 Target Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

[5]	Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.

[6]

BFA, the investment manager for the LifePath 2020 Acquiring Master Portfolio, and BAL, the administrator for the LifePath 2020 Acquiring Fund, have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.35% of average daily net assets for Investor P Shares through April 30, 2029. In addition, BFA and BAL have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.35% of average daily net assets for Investor P Shares through April 30, 2020. The LifePath 2020 Acquiring Fund may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Acquiring Trust or by a vote of a majority of the outstanding voting securities of LifePath 2020 Acquiring Fund. Following the closing of the Reorganization, these contractual agreements will remain in place with respect to the LifePath 2020 Combined Fund, except the second contractual agreement described above will be extended to April 30, 2021.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the LifePath 2020 Target Fund, the LifePath 2020 Acquiring Fund and the LifePath 2020 Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
LifePath 2020 Target Fund Class R-1 Shares	$124	$387	$670	$1,477
LifePath 2020 Acquiring Fund Investor P Shares	$565	$660	$764	$1,069
Pro Forma LifePath 2020 Combined Fund Investor P Shares	$565	$655	$759	$1,064

LifePath 2020 Target Fund Class R-2 Shares into LifePath 2020 Acquiring Fund Investor P Shares

	LifePath 2020 Target Fund Class R-2 Shares	LifePath 2020 Acquiring Fund Investor P Shares*	Pro Forma LifePath 2020 Combined Fund Investor P Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None	5.25%	5.25%**
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	None[1]	None[1]
Maximum Account Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[2]
Management Fee	0.26%	0.05%	0.05%
Distribution and/or Service (12b-1) Fees	0.30%	0.25%	0.25%
Other Expenses	0.35%	0.10%[3]	0.10%[3]
Administration Fee	—	0.03%	0.03%
Other/Independent Expenses	0.35%	0.07%[3]	0.07%[3]
Acquired Fund Fees and Expenses	0.11%[4]	0.06%[5]	0.06%[5]
Total Annual Fund Operating Expenses	1.02%	0.46%	0.46%
Fee Waivers and/or Expense Reimbursements	—	(0.05)%[6]	(0.05)%[6]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.02%	0.41%[6]	0.41%[6]

*	Fund currently active, but no assets in share class as of December 31, 2017.

**	The sales charge for such shareholders are expected to be waived pursuant to the LifePath 2020 Acquiring Fund’s sales charge waiver policies.

[1]

A CDSC of 0.10% is assessed on certain redemptions of Investor P Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]

The fees and expenses shown in the table above and the example that follows with respect to the LifePath 2020 Acquiring Fund and the LifePath 2020 Combined Fund, as applicable, include the expenses of both the applicable Fund and the applicable Fund’s share of the allocated expenses of LifePath 2020 Acquiring Master Portfolio or the LifePath 2020 Combined Master Portfolio, as applicable. Management fees are paid by the LifePath 2020 Acquiring Master Portfolio and will continue to be paid by the LifePath 2020 Combined Master Portfolio following the closing of the Reorganization.

[3]	Other Expenses are based on estimated amounts for the current fiscal year.

[4]

“Acquired Fund Fees and Expenses” are indirect fees and expenses that the LifePath 2020 Target Fund incurs from investing in the shares of other investment companies. These expenses are based on the total expense ratio of the underlying funds disclosed in each underlying fund’s most recent shareholder report. Please note that the amount of “Total Annual Fund Operating Expenses” shown in the above table differs from the ratio of expenses to average net assets included in the “Financial Highlights” section of the LifePath 2020 Target Fund’s Prospectus, which reflects the operating expenses of the LifePath 2020 Target Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

[5]	Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.

[6]

BFA, the investment manager for the LifePath 2020 Acquiring Master Portfolio, and BAL, the administrator for the LifePath 2020 Acquiring Fund, have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.35% of average daily net assets for Investor P Shares through April 30, 2029. In addition, BFA and BAL have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.35% of average daily net assets for Investor P Shares through April 30, 2020. The LifePath 2020 Acquiring Fund may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Acquiring Trust or by a vote of a majority of the outstanding voting securities of LifePath 2020 Acquiring Fund. Following the closing of the Reorganization, these contractual agreements will remain in place with respect to the LifePath 2020 Combined Fund, except the second contractual agreement described above will be extended to April 30, 2021.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the LifePath 2020 Target Fund, the LifePath 2020 Acquiring Fund and the LifePath 2020 Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
LifePath 2020 Target Fund Class R-2 Shares	$104	$325	$563	$1,248
LifePath 2020 Acquiring Fund Investor P Shares	$565	$660	$764	$1,069
Pro Forma LifePath 2020 Combined Fund Investor P Shares	$565	$655	$759	$1,064

LifePath 2020 Target Fund Class R-3 Shares into LifePath 2020 Acquiring Fund Institutional Shares

	LifePath 2020 Target Fund Class R-3 Shares	LifePath 2020 Acquiring Fund Institutional Shares	Pro Forma LifePath 2020 Combined Fund Institutional Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	None	None
Maximum Account Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Management Fee	0.26%	0.05%	0.05%
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses	0.35%	0.10%	0.10%[2]
Administration Fee	—	0.03%	0.03%
Other/Independent Expenses	0.35%	0.07%	0.07%[2]
Acquired Fund Fees and Expenses	0.11%[3]	0.06%[4,5]	0.06%[4]
Total Annual Fund Operating Expenses	0.72%	0.21%[5]	0.21%
Fee Waivers and/or Expense Reimbursements	—	(0.05)%[6]	(0.05)%[6]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.72%	0.16%[6]	0.16%[6]

[1]

The fees and expenses shown in the table above and the example that follows with respect to the LifePath 2020 Acquiring Fund and the LifePath 2020 Combined Fund, as applicable, include the expenses of both the applicable Fund and the applicable Fund’s share of the allocated expenses of LifePath 2020 Acquiring Master Portfolio or the LifePath 2020 Combined Master Portfolio, as applicable. Management fees are paid by the LifePath 2020 Acquiring Master Portfolio and will continue to be paid by the LifePath 2020 Combined Master Portfolio following the closing of the Reorganization.

[2]	Other Expenses are based on estimated amounts for the current fiscal year.

[3]

“Acquired Fund Fees and Expenses” are indirect fees and expenses that the LifePath 2020 Target Fund incurs from investing in the shares of other investment companies. These expenses are based on the total expense ratio of the underlying funds disclosed in each underlying fund’s most recent shareholder report. Please note that the amount of “Total Annual Fund Operating Expenses” shown in the above table differs from the ratio of expenses to average net assets included in the “Financial Highlights” section of the LifePath 2020 Target Fund’s Prospectus, which reflects the operating expenses of the LifePath 2020 Target Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

[4]	Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.

[5]

The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the LifePath 2020 Acquiring Fund’s most recent annual report which do not include Acquired Fund Fees and Expenses.

[6]

BFA, the investment manager for the LifePath 2020 Acquiring Master Portfolio, and BAL, the administrator for the LifePath 2020 Acquiring Fund, have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.10% of average daily net assets for Institutional Shares through April 30, 2028. In addition, BFA and BAL have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.10% of average daily net assets for Institutional Shares through April 30, 2019. The LifePath 2020 Acquiring Fund may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Acquiring Trust or by a vote of a majority of the outstanding voting securities of LifePath 2020 Acquiring Fund. Following the closing of the Reorganization, these contractual agreements will be extended to April 30, 2029 and April 30, 2021, respectively, with respect to the LifePath 2020 Combined Fund.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the LifePath 2020 Target Fund, the LifePath 2020 Acquiring Fund and the LifePath 2020 Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
LifePath 2020 Target Fund Class R-3 Shares	$74	$230	$401	$894
LifePath 2020 Acquiring Fund Institutional Shares	$16	$63	$113	$263
Pro Forma LifePath 2020 Combined Fund Institutional Shares	$16	$57	$108	$258

LifePath 2020 Target Fund Institutional Shares into LifePath 2020 Acquiring Fund Institutional Shares

	LifePath 2020 Target Fund Institutional Shares	LifePath 2020 Acquiring Fund Institutional Shares	Pro Forma LifePath 2020 Combined Fund Institutional Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	None	None
Maximum Account Fee	None[1]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[2]
Management Fee	0.26%	0.05%	0.05%
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses	0.28%	0.10%	0.10%[3]
Administration Fee	—	0.03%	0.03%
Other/Independent Expenses	0.28%	0.07%	0.07%[3]
Acquired Fund Fees and Expenses	0.11%[4]	0.06%[5,6]	0.06%[5]
Total Annual Fund Operating Expenses	0.65%	0.21%[6]	0.21%
Fee Waivers and/or Expense Reimbursements	—	(0.05)%[7]	(0.05)%[7]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.65%	0.16%[7]	0.16%[7]

[1]

For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

[2]

The fees and expenses shown in the table above and the example that follows with respect to the LifePath 2020 Acquiring Fund and the LifePath 2020 Combined Fund, as applicable, include the expenses of both the applicable Fund and the applicable Fund’s share of the allocated expenses of LifePath 2020 Acquiring Master Portfolio or the LifePath 2020 Combined Master Portfolio, as applicable. Management fees are paid by the LifePath 2020 Acquiring Master Portfolio and will continue to be paid by the LifePath 2020 Combined Master Portfolio following the closing of the Reorganization.

[3]	Other Expenses are based on estimated amounts for the current fiscal year.

[4]

“Acquired Fund Fees and Expenses” are indirect fees and expenses that the LifePath 2020 Target Fund incurs from investing in the shares of other investment companies. These expenses are based on the total expense ratio of the underlying funds disclosed in each underlying fund’s most recent shareholder report. Please note that the amount of “Total Annual Fund Operating Expenses” shown in the above table differs from the ratio of expenses to average net assets included in the “Financial Highlights” section of the LifePath 2020 Target Fund’s Prospectus, which reflects the operating expenses of the LifePath 2020 Target Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

[5]	Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.

[6]

The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the LifePath 2020 Acquiring Fund’s most recent annual report which do not include Acquired Fund Fees and Expenses.

[7]

BFA, the investment manager for the LifePath 2020 Acquiring Master Portfolio, and BAL, the administrator for the LifePath 2020 Acquiring Fund, have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.10% of average daily net assets for Institutional Shares through April 30, 2028. In addition, BFA and BAL have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.10% of average daily net assets for Institutional Shares through April 30, 2019. The LifePath 2020 Acquiring Fund may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Acquiring Trust or by a vote of a majority of the outstanding voting securities of LifePath 2020 Acquiring Fund. Following the closing of the Reorganization, these contractual agreements will be extended to April 30, 2029 and April 30, 2021, respectively, with respect to the LifePath 2020 Combined Fund.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the LifePath 2020 Target Fund, the LifePath 2020 Acquiring Fund and the LifePath 2020 Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
LifePath 2020 Target Fund Institutional Shares	$66	$208	$362	$810
LifePath 2020 Acquiring Fund Institutional Shares	$16	$63	$113	$263
Pro Forma LifePath 2020 Combined Fund Institutional Shares	$16	$57	$108	$258

Fee Tables of State Farm LifePath® 2030 Fund (LifePath 2030 Target Fund), BlackRock LifePath® Index 2030 Fund (LifePath 2030 Acquiring Fund) and the Pro Forma LifePath 2030 Combined Fund (as of December 31, 2017) (unaudited)

LifePath 2030 Target Fund Class A Shares into LifePath 2030 Acquiring Fund Investor A Shares

	LifePath 2030 Target Fund Class A Shares	LifePath 2030 Acquiring Fund Investor A Shares	Pro Forma LifePath 2030 Combined Fund Investor A Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.00%	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	None	None
Maximum Account Fee	None[1]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[2]
Management Fee	0.26%	0.05%	0.05%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.28%	0.11%	0.09%[3]
Administration Fee	—	0.03%	0.03%
Other/Independent Expenses	0.28%	0.08%	0.06%[3]
Acquired Fund Fees and Expenses	0.14%[4]	0.07%[5,6]	0.07%[5]
Total Annual Fund Operating Expenses	0.93%	0.48%[6]	0.46%
Fee Waivers and/or Expense Reimbursements	—	(0.07)%[7]	(0.05)%[7]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.93%	0.41%[7]	0.41%[7]

[1]

For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

[2]

The fees and expenses shown in the table above and the example that follows with respect to the LifePath 2030 Acquiring Fund and the LifePath 2030 Combined Fund, as applicable, include the expenses of both the applicable Fund and the applicable Fund’s share of the allocated expenses of LifePath 2030 Acquiring Master Portfolio or the LifePath 2030 Combined Master Portfolio, as applicable. Management fees are paid by the LifePath 2030 Acquiring Master Portfolio and will continue to be paid by the LifePath 2030 Combined Master Portfolio following the closing of the Reorganization.

[3]	Other Expenses are based on estimated amounts for the current fiscal year.

[4]

“Acquired Fund Fees and Expenses” are indirect fees and expenses that the LifePath 2030 Target Fund incurs from investing in the shares of other investment companies. These expenses are based on the total expense ratio of the underlying funds disclosed in each underlying fund’s most recent shareholder report. Please note that the amount of “Total Annual Fund Operating Expenses” shown in the above table differs from the ratio of expenses to average net assets included in the “Financial Highlights” section of the LifePath 2030 Target Fund’s Prospectus, which reflects the operating expenses of the LifePath 2030 Target Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

[5]	Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.

[6]

The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the LifePath 2030 Acquiring Fund’s most recent annual report which do not include Acquired Fund Fees and Expenses.

[7]

BFA, the investment manager for the LifePath 2030 Acquiring Master Portfolio, and BAL, the administrator for the LifePath 2030 Acquiring Fund, have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.34% of average daily net assets for Investor A Shares through April 30, 2028. In addition, BFA and BAL have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.34% of average daily net assets for Investor A Shares through April 30, 2019. The LifePath 2030 Acquiring Fund may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Acquiring Trust or by a vote of a majority of the outstanding voting securities of LifePath 2030 Acquiring Fund. Following the closing of the Reorganization, these contractual agreements will be extended to April 30, 2029 and April 30, 2021, respectively, with respect to the LifePath 2030 Combined Fund.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the LifePath 2030 Target Fund, the LifePath 2030 Acquiring Fund and the LifePath 2030 Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
LifePath 2030 Target Fund Class A Shares	$590	$782	$989	$1,586
LifePath 2030 Acquiring Fund Investor A Shares	$42	$147	$262	$597
Pro Forma LifePath 2030 Combined Fund Investor A Shares	$42	$137	$247	$569

LifePath 2030 Target Fund Class A Shares into LifePath 2030 Acquiring Fund Investor P Shares

	LifePath 2030 Target Fund Class A Shares	LifePath 2030 Acquiring Fund Investor P Shares*	Pro Forma LifePath 2030 Combined Fund Investor P Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.00%	5.25%	5.25%
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	None[1]	None[1]
Maximum Account Fee	None[2]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[3]
Management Fee	0.26%	0.05%	0.05%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.28%	0.11%[4]	0.10%[4]
Administration Fee	—	0.03%	0.03%
Other/Independent Expenses	0.28%	0.08%[4]	0.07%[4]
Acquired Fund Fees and Expenses	0.14%[5]	0.07%[6]	0.07%[6]
Total Annual Fund Operating Expenses	0.93%	0.48%	0.47%
Fee Waivers and/or Expense Reimbursements	—	(0.07)%[7]	(0.06)%[7]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.93%	0.41%[7]	0.41%[7]

*	Fund currently active, but no assets in share class as of December 31, 2017.

[1]

A CDSC of 0.10% is assessed on certain redemptions of Investor P Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]

For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

[3]

The fees and expenses shown in the table above and the example that follows with respect to the LifePath 2030 Acquiring Fund and the LifePath 2030 Combined Fund, as applicable, include the expenses of both the applicable Fund and the applicable Fund’s share of the allocated expenses of LifePath 2030 Acquiring Master Portfolio or the LifePath 2030 Combined Master Portfolio, as applicable. Management fees are paid by the LifePath 2030 Acquiring Master Portfolio and will continue to be paid by the LifePath 2030 Combined Master Portfolio following the closing of the Reorganization.

[4]	Other Expenses are based on estimated amounts for the current fiscal year.

[5]

“Acquired Fund Fees and Expenses” are indirect fees and expenses that the LifePath 2030 Target Fund incurs from investing in the shares of other investment companies. These expenses are based on the total expense ratio of the underlying funds disclosed in each underlying fund’s most recent shareholder report. Please note that the amount of “Total Annual Fund Operating Expenses” shown in the above table differs from the ratio of expenses to average net assets included in the “Financial Highlights” section of the LifePath 2030 Target Fund’s Prospectus, which reflects the operating expenses of the LifePath 2030 Target Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

[6]	Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.

[7]

BFA, the investment manager for the LifePath 2030 Acquiring Master Portfolio, and BAL, the administrator for the LifePath 2030 Acquiring Fund, have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.34% of average daily net assets for Investor P Shares through April 30, 2029. In addition, BFA and BAL have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.34% of average daily net assets for Investor P Shares through April 30, 2020. The LifePath 2030 Acquiring Fund may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Acquiring Trust or by a vote of a majority of the outstanding voting securities of LifePath 2030 Acquiring Fund. Following the closing of the Reorganization, these contractual agreements will remain in place with respect to the LifePath 2030 Combined Fund, except the second contractual agreement described above will be extended to April 30, 2021.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the LifePath 2030 Target Fund, the LifePath 2030 Acquiring Fund and the LifePath 2030 Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
LifePath 2030 Target Fund Class A Shares	$590	$782	$989	$1,586
LifePath 2030 Acquiring Fund Investor P Shares	$565	$664	$773	$1,091
Pro Forma LifePath 2030 Combined Fund Investor P Shares	$565	$656	$763	$1,074

LifePath 2030 Target Fund Class B Shares into LifePath 2030 Acquiring Fund Investor A Shares

	LifePath 2030 Target Fund Class B Shares	LifePath 2030 Acquiring Fund Investor A Shares	Pro Forma LifePath 2030 Combined Fund Investor A Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	5.00%	None	None
Maximum Account Fee	None[1]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[2]
Management Fee	0.26%	0.05%	0.05%
Distribution and/or Service (12b-1) Fees	0.45%	0.25%	0.25%
Other Expenses	0.28%	0.11%	0.09%[3]
Administration Fee	—	0.03%	0.03%
Other/Independent Expenses	0.28%	0.08%	0.06%[3]
Acquired Fund Fees and Expenses	0.14%[4]	0.07%[5,6]	0.07%[5]
Total Annual Fund Operating Expenses	1.13%	0.48%[6]	0.46%
Fee Waivers and/or Expense Reimbursements	—	(0.07)%[7]	(0.05)%[7]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.13%	0.41%[7]	0.41%[7]

[1]

For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

[2]

The fees and expenses shown in the table above and the example that follows with respect to the LifePath 2030 Acquiring Fund and the LifePath 2030 Combined Fund, as applicable, include the expenses of both the applicable Fund and the applicable Fund’s share of the allocated expenses of LifePath 2030 Acquiring Master Portfolio or the LifePath 2030 Combined Master Portfolio, as applicable. Management fees are paid by the LifePath 2030 Acquiring Master Portfolio and will continue to be paid by the LifePath 2030 Combined Master Portfolio following the closing of the Reorganization.

[3]	Other Expenses are based on estimated amounts for the current fiscal year.

[4]

“Acquired Fund Fees and Expenses” are indirect fees and expenses that the LifePath 2030 Target Fund incurs from investing in the shares of other investment companies. These expenses are based on the total expense ratio of the underlying funds disclosed in each underlying fund’s most recent shareholder report. Please note that the amount of “Total Annual Fund Operating Expenses” shown in the above table differs from the ratio of expenses to average net assets included in the “Financial Highlights” section of the LifePath 2030 Target Fund’s Prospectus, which reflects the operating expenses of the LifePath 2030 Target Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

[5]	Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.

[6]

The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the LifePath 2030 Acquiring Fund’s most recent annual report which do not include Acquired Fund Fees and Expenses.

[7]

BFA, the investment manager for the LifePath 2030 Acquiring Master Portfolio, and BAL, the administrator for the LifePath 2030 Acquiring Fund, have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.34% of average daily net assets for Investor A Shares through April 30, 2028. In addition, BFA and BAL have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund

Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.34% of average daily net assets for Investor A Shares through April 30, 2019. The LifePath 2030 Acquiring Fund may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Acquiring Trust or by a vote of a majority of the outstanding voting securities of LifePath 2030 Acquiring Fund. Following the closing of the Reorganization, these contractual agreements will be extended to April 30, 2029 and April 30, 2021, respectively, with respect to the LifePath 2030 Combined Fund.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the LifePath 2030 Target Fund, the LifePath 2030 Acquiring Fund and the LifePath 2030 Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
LifePath 2030 Target Fund Class B Shares	$615	$709	$822	$1,319
LifePath 2030 Acquiring Fund Investor A Shares	$42	$147	$262	$597
Pro Forma LifePath 2030 Combined Fund Investor A Shares	$42	$137	$247	$569

Expenses if you did not redeem your shares:
LifePath 2030 Target Fund Class B Shares	$115	$359	$622	$1,319

LifePath 2030 Target Fund Class B Shares into LifePath 2030 Acquiring Fund Investor P Shares

	LifePath 2030 Target Fund Class B Shares	LifePath 2030 Acquiring Fund Investor P Shares*	Pro Forma LifePath 2030 Combined Fund Investor P Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None	5.25%	5.25%
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	5.00%	None[1]	None[1]
Maximum Account Fee	None[2]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[3]
Management Fee	0.26%	0.05%	0.05%
Distribution and/or Service (12b-1) Fees	0.45%	0.25%	0.25%
Other Expenses	0.28%	0.11%[4]	0.10%[4]
Administration Fee	—	0.03%	0.03%
Other/Independent Expenses	0.28%	0.08%[4]	0.07%[4]
Acquired Fund Fees and Expenses	0.14%[5]	0.07%[6]	0.07%[6]
Total Annual Fund Operating Expenses	1.13%	0.48%	0.47%
Fee Waivers and/or Expense Reimbursements	—	(0.07)%[7]	(0.06)%[7]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.13%	0.41%[7]	0.41%[7]

*	Fund currently active, but no assets in share class as of December 31, 2017.

[1]

A CDSC of 0.10% is assessed on certain redemptions of Investor P Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]

For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

[3]

The fees and expenses shown in the table above and the example that follows with respect to the LifePath 2030 Acquiring Fund and the LifePath 2030 Combined Fund, as applicable, include the expenses of both the applicable Fund and the applicable Fund’s share of the allocated expenses of LifePath 2030 Acquiring Master Portfolio or the LifePath 2030 Combined Master Portfolio, as applicable. Management fees are paid by the LifePath 2030 Acquiring Master Portfolio and will continue to be paid by the LifePath 2030 Combined Master Portfolio following the closing of the Reorganization.

[4]	Other Expenses are based on estimated amounts for the current fiscal year.

[5]

“Acquired Fund Fees and Expenses” are indirect fees and expenses that the LifePath 2030 Target Fund incurs from investing in the shares of other investment companies. These expenses are based on the total expense ratio of the underlying funds disclosed in each underlying fund’s most recent shareholder report. Please note that the amount of “Total Annual Fund Operating Expenses” shown in the above table differs from the ratio of expenses to average net assets included in the “Financial Highlights” section of the LifePath 2030 Target Fund’s Prospectus, which reflects the operating expenses of the LifePath 2030 Target Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

[6]	Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.

[7]

BFA, the investment manager for the LifePath 2030 Acquiring Master Portfolio, and BAL, the administrator for the LifePath 2030 Acquiring Fund, have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.34% of average daily net assets for Investor P Shares through April 30, 2029. In addition, BFA and BAL have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.34% of average daily net assets for Investor P Shares through April 30, 2020. The LifePath 2030 Acquiring Fund may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Acquiring Trust or by a vote of a majority of the outstanding voting securities of LifePath 2030 Acquiring Fund. Following the closing of the Reorganization, these contractual agreements will remain in place with respect to the LifePath 2030 Combined Fund, except the second contractual agreement described above will be extended to April 30, 2021.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the LifePath 2030 Target Fund, the LifePath 2030 Acquiring Fund and the LifePath 2030 Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
LifePath 2030 Target Fund Class B Shares	$615	$709	$822	$1,319
LifePath 2030 Acquiring Fund Investor P Shares	$565	$664	$773	$1,091
Pro Forma LifePath 2030 Combined Fund Investor P Shares	$565	$656	$763	$1,074

Expenses if you did not redeem your shares:
LifePath 2030 Target Fund Class B Shares	$115	$359	$622	$1,319

LifePath 2030 Target Fund Premier Shares into LifePath 2030 Acquiring Fund Investor A Shares

	LifePath 2030 Target Fund Premier Shares	LifePath 2030 Acquiring Fund Investor A Shares	Pro Forma LifePath 2030 Combined Fund Investor A Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.00%	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	None	None
Maximum Account Fee	None[1]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[2]
Management Fee	0.26%	0.05%	0.05%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.18%	0.11%	0.09%[3]
Administration Fee	—	0.03%	0.03%
Other/Independent Expenses	0.18%	0.08%	0.06%[3]
Acquired Fund Fees and Expenses	0.14%[4]	0.07%[5,6]	0.07%[5]
Total Annual Fund Operating Expenses	0.83%	0.48%[6]	0.46%
Fee Waivers and/or Expense Reimbursements	—	(0.07)%[7]	(0.05)%[7]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.83%	0.41%[7]	0.41%[7]

[1]

For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

[2]

The fees and expenses shown in the table above and the example that follows with respect to the LifePath 2030 Acquiring Fund and the LifePath 2030 Combined Fund, as applicable, include the expenses of both the applicable Fund and the applicable Fund’s share of the allocated expenses of LifePath 2030 Acquiring Master Portfolio or the LifePath 2030 Combined Master Portfolio, as applicable. Management fees are paid by the LifePath 2030 Acquiring Master Portfolio and will continue to be paid by the LifePath 2030 Combined Master Portfolio following the closing of the Reorganization.

[3]	Other Expenses are based on estimated amounts for the current fiscal year.

[4]

“Acquired Fund Fees and Expenses” are indirect fees and expenses that the LifePath 2030 Target Fund incurs from investing in the shares of other investment companies. These expenses are based on the total expense ratio of the underlying funds disclosed in each underlying fund’s most recent shareholder report. Please note that the amount of “Total Annual Fund Operating Expenses” shown in the above table differs from the ratio of expenses to average net assets included in the “Financial Highlights” section of the LifePath 2030 Target Fund’s Prospectus, which reflects the operating expenses of the LifePath 2030 Target Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

[5]	Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.

[6]

The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the LifePath 2030 Acquiring Fund’s most recent annual report which do not include Acquired Fund Fees and Expenses.

[7]

BFA, the investment manager for the LifePath 2030 Acquiring Master Portfolio, and BAL, the administrator for the LifePath 2030 Acquiring Fund, have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.34% of average daily net assets for Investor A Shares through April 30, 2028. In addition, BFA and BAL have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund

Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.34% of average daily net assets for Investor A Shares through April 30, 2019. The LifePath 2030 Acquiring Fund may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Acquiring Trust or by a vote of a majority of the outstanding voting securities of LifePath 2030 Acquiring Fund. Following the closing of the Reorganization, these contractual agreements will be extended to April 30, 2029 and April 30, 2021, respectively, with respect to the LifePath 2030 Combined Fund.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the LifePath 2030 Target Fund, the LifePath 2030 Acquiring Fund and the LifePath 2030 Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
LifePath 2030 Target Fund Premier Shares	$580	$752	$937	$1,474
LifePath 2030 Acquiring Fund Investor A Shares	$42	$147	$262	$597
Pro Forma LifePath 2030 Combined Fund Investor A Shares	$42	$137	$247	$569

LifePath 2030 Target Fund Premier Shares into LifePath 2030 Acquiring Fund Investor P Shares

	LifePath 2030 Target Fund Premier Shares	LifePath 2030 Acquiring Fund Investor P Shares*	Pro Forma LifePath 2030 Combined Fund Investor P Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.00%	5.25%	5.25%
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	None[1]	None[1]
Maximum Account Fee	None[2]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[3]
Management Fee	0.26%	0.05%	0.05%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.18%	0.11%[4]	0.10%[4]
Administration Fee	—	0.03%	0.03%
Other/Independent Expenses	0.18%	0.08%[4]	0.07%[4]
Acquired Fund Fees and Expenses	0.14%[5]	0.07%[6]	0.07%[6]
Total Annual Fund Operating Expenses	0.83%	0.48%	0.47%
Fee Waivers and/or Expense Reimbursements	—	(0.07)%[7]	(0.06)%[7]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.83%	0.41%[7]	0.41%[7]

*	Fund currently active, but no assets in share class as of December 31, 2017.

[1]

A CDSC of 0.10% is assessed on certain redemptions of Investor P Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]

For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

[3]

The fees and expenses shown in the table above and the example that follows with respect to the LifePath 2030 Acquiring Fund and the LifePath 2030 Combined Fund, as applicable, include the expenses of both the applicable Fund and the applicable Fund’s share of the allocated expenses of LifePath 2030 Acquiring Master Portfolio or the LifePath 2030 Combined Master Portfolio, as applicable. Management fees are paid by the LifePath 2030 Acquiring Master Portfolio and will continue to be paid by the LifePath 2030 Combined Master Portfolio following the closing of the Reorganization.

[4]	Other Expenses are based on estimated amounts for the current fiscal year.

[5]

“Acquired Fund Fees and Expenses” are indirect fees and expenses that the LifePath 2030 Target Fund incurs from investing in the shares of other investment companies. These expenses are based on the total expense ratio of the underlying funds disclosed in each underlying fund’s most recent shareholder report. Please note that the amount of “Total Annual Fund Operating Expenses” shown in the above table differs from the ratio of expenses to average net assets included in the “Financial Highlights” section of the LifePath 2030 Target Fund’s Prospectus, which reflects the operating expenses of the LifePath 2030 Target Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

[6]	Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.

[7]

BFA, the investment manager for the LifePath 2030 Acquiring Master Portfolio, and BAL, the administrator for the LifePath 2030 Acquiring Fund, have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.34% of average daily net assets for Investor P Shares through April 30, 2029. In addition, BFA and BAL have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.34% of average daily net assets for Investor P Shares through April 30, 2020. The LifePath 2030 Acquiring Fund may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Acquiring Trust or by a vote of a majority of the outstanding voting securities of LifePath 2030 Acquiring Fund. Following the closing of the Reorganization, these contractual agreements will remain in place with respect to the LifePath 2030 Combined Fund, except the second contractual agreement described above will be extended to April 30, 2021.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the LifePath 2030 Target Fund, the LifePath 2030 Acquiring Fund and the LifePath 2030 Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
LifePath 2030 Target Fund Premier Shares	$580	$752	$937	$1,474
LifePath 2030 Acquiring Fund Investor P Shares	$565	$664	$773	$1,091
Pro Forma LifePath 2030 Combined Fund Investor P Shares	$565	$656	$763	$1,074

LifePath 2030 Target Fund Legacy Class B Shares into LifePath 2030 Acquiring Fund Investor A Shares

	LifePath 2030 Target Fund Legacy Class B Shares	LifePath 2030 Acquiring Fund Investor A Shares	Pro Forma LifePath 2030 Combined Fund Investor A Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	3.00%	None	None
Maximum Account Fee	None[1]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[2]
Management Fee	0.26%	0.05%	0.05%
Distribution and/or Service (12b-1) Fees	0.65%	0.25%	0.25%
Other Expenses	0.28%	0.11%	0.09%[3]
Administration Fee	—	0.03%	0.03%
Other/Independent Expenses	0.28%	0.08%	0.06%[3]
Acquired Fund Fees and Expenses	0.14%[4]	0.07%[5,6]	0.07%[5]
Total Annual Fund Operating Expenses	1.33%	0.48%[6]	0.46%
Fee Waivers and/or Expense Reimbursements	—	(0.07)%[7]	(0.05)%[7]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.33%	0.41%[7]	0.41%[7]

[1]

For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

[2]

The fees and expenses shown in the table above and the example that follows with respect to the LifePath 2030 Acquiring Fund and the LifePath 2030 Combined Fund, as applicable, include the expenses of both the applicable Fund and the applicable Fund’s share of the allocated expenses of LifePath 2030 Acquiring Master Portfolio or the LifePath 2030 Combined Master Portfolio, as applicable. Management fees are paid by the LifePath 2030 Acquiring Master Portfolio and will continue to be paid by the LifePath 2030 Combined Master Portfolio following the closing of the Reorganization.

[3]	Other Expenses are based on estimated amounts for the current fiscal year.

[4]

“Acquired Fund Fees and Expenses” are indirect fees and expenses that the LifePath 2030 Target Fund incurs from investing in the shares of other investment companies. These expenses are based on the total expense ratio of the underlying funds disclosed in each underlying fund’s most recent shareholder report. Please note that the amount of “Total Annual Fund Operating Expenses” shown in the above table differs from the ratio of expenses to average net assets included in the “Financial Highlights” section of the LifePath 2030 Target Fund’s Prospectus, which reflects the operating expenses of the LifePath 2030 Target Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

[5]	Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.

[6]

The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the LifePath 2030 Acquiring Fund’s most recent annual report which do not include Acquired Fund Fees and Expenses.

[7]

BFA, the investment manager for the LifePath 2030 Acquiring Master Portfolio, and BAL, the administrator for the LifePath 2030 Acquiring Fund, have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.34% of average daily net assets for Investor A Shares through April 30, 2028. In addition, BFA and BAL have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund

Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.34% of average daily net assets for Investor A Shares through April 30, 2019. The LifePath 2030 Acquiring Fund may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Acquiring Trust or by a vote of a majority of the outstanding voting securities of LifePath 2030 Acquiring Fund. Following the closing of the Reorganization, these contractual agreements will be extended to April 30, 2029 and April 30, 2021, respectively, with respect to the LifePath 2030 Combined Fund.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the LifePath 2030 Target Fund, the LifePath 2030 Acquiring Fund and the LifePath 2030 Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
LifePath 2030 Target Fund Legacy Class B Shares	$435	$696	$929	$1,492
LifePath 2030 Acquiring Fund Investor A Shares	$42	$147	$262	$597
Pro Forma LifePath 2030 Combined Fund Investor A Shares	$42	$137	$247	$569

Expenses if you did not redeem your shares:
LifePath 2030 Target Fund Legacy Class B Shares	$135	$421	$729	$1,492

LifePath 2030 Target Fund Legacy Class B Shares into LifePath 2030 Acquiring Fund Investor P Shares

	LifePath 2030 Target Fund Legacy Class B Shares	LifePath 2030 Acquiring Fund Investor P Shares*	Pro Forma LifePath 2030 Combined Fund Investor P Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None	5.25%	5.25%
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	3.00%	None[1]	None[1]
Maximum Account Fee	None[2]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[3]
Management Fee	0.26%	0.05%	0.05%
Distribution and/or Service (12b-1) Fees	0.65%	0.25%	0.25%
Other Expenses	0.28%	0.11%[4]	0.10%[4]
Administration Fee	—	0.03%	0.03%
Other/Independent Expenses	0.28%	0.08%[4]	0.07%[4]
Acquired Fund Fees and Expenses	0.14%[5]	0.07%[6]	0.07%[6]
Total Annual Fund Operating Expenses	1.33%	0.48%	0.47%
Fee Waivers and/or Expense Reimbursements	—	(0.07)%[7]	(0.06)%[7]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.33%	0.41%[7]	0.41%[7]

*	Fund currently active, but no assets in share class as of December 31, 2017.

[1]

A CDSC of 0.10% is assessed on certain redemptions of Investor P Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]

For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

[3]

The fees and expenses shown in the table above and the example that follows with respect to the LifePath 2030 Acquiring Fund and the LifePath 2030 Combined Fund, as applicable, include the expenses of both the applicable Fund and the applicable Fund’s share of the allocated expenses of LifePath 2030 Acquiring Master Portfolio or the LifePath 2030 Combined Master Portfolio, as applicable. Management fees are paid by the LifePath 2030 Acquiring Master Portfolio and will continue to be paid by the LifePath 2030 Combined Master Portfolio following the closing of the Reorganization.

[4]	Other Expenses are based on estimated amounts for the current fiscal year.

[5]

“Acquired Fund Fees and Expenses” are indirect fees and expenses that the LifePath 2030 Target Fund incurs from investing in the shares of other investment companies. These expenses are based on the total expense ratio of the underlying funds disclosed in each underlying fund’s most recent shareholder report. Please note that the amount of “Total Annual Fund Operating Expenses” shown in the above table differs from the ratio of expenses to average net assets included in the “Financial Highlights” section of the LifePath 2030 Target Fund’s Prospectus, which reflects the operating expenses of the LifePath 2030 Target Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

[6]	Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.

[7]

BFA, the investment manager for the LifePath 2030 Acquiring Master Portfolio, and BAL, the administrator for the LifePath 2030 Acquiring Fund, have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.34% of average daily net assets for Investor P Shares through April 30, 2029. In addition, BFA and BAL have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.34% of average daily net assets for Investor P Shares through April 30, 2020. The LifePath 2030 Acquiring Fund may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Acquiring Trust or by a vote of a majority of the outstanding voting securities of LifePath 2030 Acquiring Fund. Following the closing of the Reorganization, these contractual agreements will remain in place with respect to the LifePath 2030 Combined Fund, except the second contractual agreement described above will be extended to April 30, 2021.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the LifePath 2030 Target Fund, the LifePath 2030 Acquiring Fund and the LifePath 2030 Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
LifePath 2030 Target Fund Legacy Class B Shares	$435	$696	$929	$1,492
LifePath 2030 Acquiring Fund Investor P Shares	$565	$664	$773	$1,091
Pro Forma LifePath 2030 Combined Fund Investor P Shares	$565	$656	$763	$1,074

Expenses if you did not redeem your shares:
LifePath 2030 Target Fund Legacy Class B Shares	$135	$421	$729	$1,492

LifePath 2030 Target Fund Class R-1 Shares into LifePath 2030 Acquiring Fund Investor P Shares

	LifePath 2030 Target Fund Class R-1 Shares	LifePath 2030 Acquiring Fund Investor P Shares*	Pro Forma LifePath 2030 Combined Fund Investor P Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None	5.25%	5.25%**
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	None[1]	None[1]
Maximum Account Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[2]
Management Fee	0.26%	0.05%	0.05%
Distribution and/or Service (12b-1) Fees	0.50%	0.25%	0.25%
Other Expenses	0.35%	0.11%[3]	0.10%[3]
Administration Fee	—	0.03%	0.03%
Other/Independent Expenses	0.35%	0.08%[3]	0.07%[3]
Acquired Fund Fees and Expenses	0.14%[4]	0.07%[5]	0.07%[5]
Total Annual Fund Operating Expenses	1.25%	0.48%	0.47%
Fee Waivers and/or Expense Reimbursements	—	(0.07)%[6]	(0.06)%[6]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.25%	0.41%[6]	0.41%[6]

*	Fund currently active, but no assets in share class as of December 31, 2017.

**	The sales charge for such shareholders are expected to be waived pursuant to the LifePath 2030 Acquiring Fund’s sales charge waiver policies.

[1]

A CDSC of 0.10% is assessed on certain redemptions of Investor P Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]

The fees and expenses shown in the table above and the example that follows with respect to the LifePath 2030 Acquiring Fund and the LifePath 2030 Combined Fund, as applicable, include the expenses of both the applicable Fund and the applicable Fund’s share of the allocated expenses of LifePath 2030 Acquiring Master Portfolio or the LifePath 2030 Combined Master Portfolio, as applicable. Management fees are paid by the LifePath 2030 Acquiring Master Portfolio and will continue to be paid by the LifePath 2030 Combined Master Portfolio following the closing of the Reorganization.

[3]	Other Expenses are based on estimated amounts for the current fiscal year.

[4]

“Acquired Fund Fees and Expenses” are indirect fees and expenses that the LifePath 2030 Target Fund incurs from investing in the shares of other investment companies. These expenses are based on the total expense ratio of the underlying funds disclosed in each underlying fund’s most recent shareholder report. Please note that the amount of “Total Annual Fund Operating Expenses” shown in the above table differs from the ratio of expenses to average net assets included in the “Financial Highlights” section of the LifePath 2030 Target Fund’s Prospectus, which reflects the operating expenses of the LifePath 2030 Target Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

[5]	Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.

[6]

BFA, the investment manager for the LifePath 2030 Acquiring Master Portfolio, and BAL, the administrator for the LifePath 2030 Acquiring Fund, have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.34% of average daily net assets for Investor P Shares through April 30, 2029. In addition, BFA and BAL have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.34% of average daily net assets for Investor P Shares through April 30, 2020. The LifePath 2030 Acquiring Fund may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Acquiring Trust or by a vote of a majority of the outstanding voting securities of LifePath 2030 Acquiring Fund. Following the closing of the Reorganization, these contractual agreements will remain in place with respect to the LifePath 2030 Combined Fund, except the second contractual agreement described above will be extended to April 30, 2021.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the LifePath 2030 Target Fund, the LifePath 2030 Acquiring Fund and the LifePath 2030 Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
LifePath 2030 Target Fund Class R-1 Shares	$127	$397	$686	$1,511
LifePath 2030 Acquiring Fund Investor P Shares	$565	$664	$773	$1,091
Pro Forma LifePath 2030 Combined Fund Investor P Shares	$565	$656	$763	$1,074

LifePath 2030 Target Fund Class R-2 Shares into LifePath 2030 Acquiring Fund Investor P Shares

	LifePath 2030 Target Fund Class R-2 Shares	LifePath 2030 Acquiring Fund Investor P Shares*	Pro Forma LifePath 2030 Combined Fund Investor P Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None	5.25%	5.25%**
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	None[1]	None[1]
Maximum Account Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[2]
Management Fee	0.26%	0.05%	0.05%
Distribution and/or Service (12b-1) Fees	0.30%	0.25%	0.25%
Other Expenses	0.35%	0.11%[3]	0.10%[3]
Administration Fee	—	0.03%	0.03%
Other/Independent Expenses	0.35%	0.08%[3]	0.07%[3]
Acquired Fund Fees and Expenses	0.14%[4]	0.07%[5]	0.07%[5]
Total Annual Fund Operating Expenses	1.05%	0.48%	0.47%
Fee Waivers and/or Expense Reimbursements	—	(0.07)%[6]	(0.06)%[6]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.05%	0.41%[6]	0.41%[6]

*	Fund currently active, but no assets in share class as of December 31, 2017.

**	The sales charge for such shareholders are expected to be waived pursuant to the LifePath 2030 Acquiring Fund’s sales charge waiver policies.

[1]

A CDSC of 0.10% is assessed on certain redemptions of Investor P Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]

The fees and expenses shown in the table above and the example that follows with respect to the LifePath 2030 Acquiring Fund and the LifePath 2030 Combined Fund, as applicable, include the expenses of both the applicable Fund and the applicable Fund’s share of the allocated expenses of LifePath 2030 Acquiring Master Portfolio or the LifePath 2030 Combined Master Portfolio, as applicable. Management fees are paid by the LifePath 2030 Acquiring Master Portfolio and will continue to be paid by the LifePath 2030 Combined Master Portfolio following the closing of the Reorganization.

[3]	Other Expenses are based on estimated amounts for the current fiscal year.

[4]

“Acquired Fund Fees and Expenses” are indirect fees and expenses that the LifePath 2030 Target Fund incurs from investing in the shares of other investment companies. These expenses are based on the total expense ratio of the underlying funds disclosed in each underlying fund’s most recent shareholder report. Please note that the amount of “Total Annual Fund Operating Expenses” shown in the above table differs from the ratio of expenses to average net assets included in the “Financial Highlights” section of the LifePath 2030 Target Fund’s Prospectus, which reflects the operating expenses of the LifePath 2030 Target Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

[5]	Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.

[6]

BFA, the investment manager for the LifePath 2030 Acquiring Master Portfolio, and BAL, the administrator for the LifePath 2030 Acquiring Fund, have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.34% of average daily net assets for Investor P Shares through April 30, 2029. In addition, BFA and BAL have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.34% of average daily net assets for Investor P Shares through April 30, 2020. The LifePath 2030 Acquiring Fund may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Acquiring Trust or by a vote of a majority of the outstanding voting securities of LifePath 2030 Acquiring Fund. Following the closing of the Reorganization, these contractual agreements will remain in place with respect to the LifePath 2030 Combined Fund, except the second contractual agreement described above will be extended to April 30, 2021.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the LifePath 2030 Target Fund, the LifePath 2030 Acquiring Fund and the LifePath 2030 Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
LifePath 2030 Target Fund Class R-2 Shares	$107	$334	$579	$1,283
LifePath 2030 Acquiring Fund Investor P Shares	$565	$664	$773	$1,091
Pro Forma LifePath 2030 Combined Fund Investor P Shares	$565	$656	$763	$1,074

LifePath 2030 Target Fund Class R-3 Shares into LifePath 2030 Acquiring Fund Institutional Shares

	LifePath 2030 Target Fund Class R-3 Shares	LifePath 2030 Acquiring Fund Institutional Shares	Pro Forma LifePath 2030 Combined Fund Institutional Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	None	None
Maximum Account Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Management Fee	0.26%	0.05%	0.05%
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses	0.35%	0.11%	0.10%[2]
Administration Fee	—	0.03%	0.03%
Other/Independent Expenses	0.35%	0.08%	0.07%[2]
Acquired Fund Fees and Expenses	0.14%[3]	0.07%[4,5]	0.07%[4]
Total Annual Fund Operating Expenses	0.75%	0.23%[5]	0.22%
Fee Waivers and/or Expense Reimbursements	—	(0.07)%[6]	(0.06)%[6]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.75%	0.16%[6]	0.16%[6]

[1]

The fees and expenses shown in the table above and the example that follows with respect to the LifePath 2030 Acquiring Fund and the LifePath 2030 Combined Fund, as applicable, include the expenses of both the applicable Fund and the applicable Fund’s share of the allocated expenses of LifePath 2030 Acquiring Master Portfolio or the LifePath 2030 Combined Master Portfolio, as applicable. Management fees are paid by the LifePath 2030 Acquiring Master Portfolio and will continue to be paid by the LifePath 2030 Combined Master Portfolio following the closing of the Reorganization.

[2]	Other Expenses are based on estimated amounts for the current fiscal year.

[3]

“Acquired Fund Fees and Expenses” are indirect fees and expenses that the LifePath 2030 Target Fund incurs from investing in the shares of other investment companies. These expenses are based on the total expense ratio of the underlying funds disclosed in each underlying fund’s most recent shareholder report. Please note that the amount of “Total Annual Fund Operating Expenses” shown in the above table differs from the ratio of expenses to average net assets included in the “Financial Highlights” section of the LifePath 2030 Target Fund’s Prospectus, which reflects the operating expenses of the LifePath 2030 Target Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

[4]	Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.

[5]

The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the LifePath 2030 Acquiring Fund’s most recent annual report which do not include Acquired Fund Fees and Expenses.

[6]

BFA, the investment manager for the LifePath 2030 Acquiring Master Portfolio, and BAL, the administrator for the LifePath 2030 Acquiring Fund, have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.09% of average daily net assets for Institutional Shares through April 30, 2028. In addition, BFA and BAL have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.09% of average daily net assets for Institutional Shares through April 30, 2019. The LifePath 2030 Acquiring Fund may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Acquiring Trust or by a vote of a majority of the outstanding voting securities of LifePath 2030 Acquiring Fund. Following the closing of the Reorganization, these contractual agreements will be extended to April 30, 2029 and April 30, 2021, respectively, with respect to the LifePath 2030 Combined Fund.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the LifePath 2030 Target Fund, the LifePath 2030 Acquiring Fund and the LifePath 2030 Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
LifePath 2030 Target Fund Class R-3 Shares	$77	$240	$417	$930
LifePath 2030 Acquiring Fund Institutional Shares	$16	$67	$122	$286
Pro Forma LifePath 2030 Combined Fund Institutional Shares	$16	$58	$111	$268

LifePath 2030 Target Fund Institutional Shares into LifePath 2030 Acquiring Fund Institutional Shares

	LifePath 2030 Target Fund Institutional Shares	LifePath 2030 Acquiring Fund Institutional Shares	Pro Forma LifePath 2030 Combined Fund Institutional Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	None	None
Maximum Account Fee	None[1]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[2]
Management Fee	0.26%	0.05%	0.05%
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses	0.28%	0.11%	0.10%[3]
Administration Fee	—	0.03%	0.03%
Other/Independent Expenses	0.28%	0.08%	0.07%[3]
Acquired Fund Fees and Expenses	0.14%[4]	0.07%[5,6]	0.07%[5]
Total Annual Fund Operating Expenses	0.68%	0.23%[6]	0.22%
Fee Waivers and/or Expense Reimbursements	—	(0.07)%[7]	(0.06)%[7]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.68%	0.16%[7]	0.16%[7]

[1]

For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

[2]

The fees and expenses shown in the table above and the example that follows with respect to the LifePath 2030 Acquiring Fund and the LifePath 2030 Combined Fund, as applicable, include the expenses of both the applicable Fund and the applicable Fund’s share of the allocated expenses of LifePath 2030 Acquiring Master Portfolio or the LifePath 2030 Combined Master Portfolio, as applicable. Management fees are paid by the LifePath 2030 Acquiring Master Portfolio and will continue to be paid by the LifePath 2030 Combined Master Portfolio following the closing of the Reorganization.

[3]	Other Expenses are based on estimated amounts for the current fiscal year.

[4]

“Acquired Fund Fees and Expenses” are indirect fees and expenses that the LifePath 2030 Target Fund incurs from investing in the shares of other investment companies. These expenses are based on the total expense ratio of the underlying funds disclosed in each underlying fund’s most recent shareholder report. Please note that the amount of “Total Annual Fund Operating Expenses” shown in the above table differs from the ratio of expenses to average net assets included in the “Financial Highlights” section of the LifePath 2030 Target Fund’s Prospectus, which reflects the operating expenses of the LifePath 2030 Target Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

[5]	Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.

[6]

The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the LifePath 2030 Acquiring Fund’s most recent annual report which do not include Acquired Fund Fees and Expenses.

[7]

BFA, the investment manager for the LifePath 2030 Acquiring Master Portfolio, and BAL, the administrator for the LifePath 2030 Acquiring Fund, have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.09% of average daily net assets for Institutional Shares through April 30, 2028. In addition, BFA and BAL have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.09% of average daily net assets for Institutional Shares through April 30, 2019. The LifePath 2030 Acquiring Fund may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Acquiring Trust or by a vote of a majority of the outstanding voting securities of LifePath 2030 Acquiring Fund. Following the closing of the Reorganization, these contractual agreements will be extended to April 30, 2029 and April 30, 2021, respectively, with respect to the LifePath 2030 Combined Fund.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the LifePath 2030 Target Fund, the LifePath 2030 Acquiring Fund and the LifePath 2030 Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
LifePath 2030 Target Fund Institutional Shares	$69	$218	$379	$847
LifePath 2030 Acquiring Fund Institutional Shares	$16	$67	$122	$286
Pro Forma LifePath 2030 Combined Fund Institutional Shares	$16	$58	$111	$268

Fee Tables of State Farm LifePath® 2040 Fund (LifePath 2040 Target Fund), BlackRock LifePath® Index 2040 Fund (LifePath 2040 Acquiring Fund) and the Pro Forma LifePath 2040 Combined Fund (as of December 31, 2017) (unaudited)

LifePath 2040 Target Fund Class A Shares into LifePath 2040 Acquiring Fund Investor A Shares

	LifePath 2040 Target Fund Class A Shares	LifePath 2040 Acquiring Fund Investor A Shares	Pro Forma LifePath 2040 Combined Fund Investor A Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.00%	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	None	None
Maximum Account Fee	None[1]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[2]
Management Fee	0.26%	0.05%	0.05%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.28%	0.11%	0.09%[3]
Administration Fee	—	0.03%	0.03%
Other/Independent Expenses	0.28%	0.08%	0.06%[3]
Acquired Fund Fees and Expenses	0.16%[4]	0.08%[5,6]	0.08%[5]
Total Annual Fund Operating Expenses	0.95%	0.49%[6]	0.47%
Fee Waivers and/or Expense Reimbursements	—	(0.08)%[7]	(0.06)%[7]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.95%	0.41%[7]	0.41%[7]

[1]

For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

[2]

The fees and expenses shown in the table above and the example that follows with respect to the LifePath 2040 Acquiring Fund and the LifePath 2040 Combined Fund, as applicable, include the expenses of both the applicable Fund and the applicable Fund’s share of the allocated expenses of LifePath 2040 Acquiring Master Portfolio or the LifePath 2040 Combined Master Portfolio, as applicable. Management fees are paid by the LifePath 2040 Acquiring Master Portfolio and will continue to be paid by the LifePath 2040 Combined Master Portfolio following the closing of the Reorganization.

[3]	Other Expenses are based on estimated amounts for the current fiscal year.

[4]

“Acquired Fund Fees and Expenses” are indirect fees and expenses that the LifePath 2040 Target Fund incurs from investing in the shares of other investment companies. These expenses are based on the total expense ratio of the underlying funds disclosed in each underlying fund’s most recent shareholder report. Please note that the amount of “Total Annual Fund Operating Expenses” shown in the above table differs from the ratio of expenses to average net assets included in the “Financial Highlights” section of the LifePath 2040 Target Fund’s Prospectus, which reflects the operating expenses of the LifePath 2040 Target Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

[5]	Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.

[6]

The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the LifePath 2040 Acquiring Fund’s most recent annual report which do not include Acquired Fund Fees and Expenses.

[7]

BFA, the investment manager for the LifePath 2040 Acquiring Master Portfolio, and BAL, the administrator for the LifePath 2040 Acquiring Fund, have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating

Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.33% of average daily net assets for Investor A Shares through April 30, 2028. In addition, BFA and BAL have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.33% of average daily net assets for Investor A Shares through April 30, 2019. The LifePath 2040 Acquiring Fund may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Acquiring Trust or by a vote of a majority of the outstanding voting securities of LifePath 2040 Acquiring Fund. Following the closing of the Reorganization, these contractual agreements will be extended to April 30, 2029 and April 30, 2021, respectively, with respect to the LifePath 2040 Combined Fund.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the LifePath 2040 Target Fund, the LifePath 2040 Acquiring Fund and the LifePath 2040 Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
LifePath 2040 Target Fund Class A Shares	$592	$788	$999	$1,608
LifePath 2040 Acquiring Fund Investor A Shares	$42	$149	$266	$608
Pro Forma LifePath 2040 Combined Fund Investor A Shares	$42	$138	$251	$580

LifePath 2040 Target Fund Class A Shares into LifePath 2040 Acquiring Fund Investor P Shares

	LifePath 2040 Target Fund Class A Shares	LifePath 2040 Acquiring Fund Investor P Shares*	Pro Forma LifePath 2040 Combined Fund Investor P Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.00%	5.25%	5.25%
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	None[1]	None[1]
Maximum Account Fee	None[2]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[3]
Management Fee	0.26%	0.05%	0.05%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.28%	0.11%[4]	0.10%[4]
Administration Fee	—	0.03%	0.03%
Other/Independent Expenses	0.28%	0.08%[4]	0.07%[4]
Acquired Fund Fees and Expenses	0.16%[5]	0.08%[6]	0.08%[6]
Total Annual Fund Operating Expenses	0.95%	0.49%	0.48%
Fee Waivers and/or Expense Reimbursements	—	(0.08)%[7]	(0.07)%[7]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.95%	0.41%[7]	0.41%[7]

*	Fund currently active, but no assets in share class as of December 31, 2017.

[1]

A CDSC of 0.10% is assessed on certain redemptions of Investor P Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]

For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

[3]

The fees and expenses shown in the table above and the example that follows with respect to the LifePath 2040 Acquiring Fund and the LifePath 2040 Combined Fund, as applicable, include the expenses of both the applicable Fund and the applicable Fund’s share of the allocated expenses of LifePath 2040 Acquiring Master Portfolio or the LifePath 2040 Combined Master Portfolio, as applicable. Management fees are paid by the LifePath 2040 Acquiring Master Portfolio and will continue to be paid by the LifePath 2040 Combined Master Portfolio following the closing of the Reorganization.

[4]	Other Expenses are based on estimated amounts for the current fiscal year.

[5]

“Acquired Fund Fees and Expenses” are indirect fees and expenses that the LifePath 2040 Target Fund incurs from investing in the shares of other investment companies. These expenses are based on the total expense ratio of the underlying funds disclosed in each underlying fund’s most recent shareholder report. Please note that the amount of “Total Annual Fund Operating Expenses” shown in the above table differs from the ratio of expenses to average net assets included in the “Financial Highlights” section of the LifePath 2040 Target Fund’s Prospectus, which reflects the operating expenses of the LifePath 2040 Target Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

[6]	Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.

[7]

BFA, the investment manager for the LifePath 2040 Acquiring Master Portfolio, and BAL, the administrator for the LifePath 2040 Acquiring Fund, have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.33% of average daily net assets for Investor P Shares through April 30, 2029. In addition, BFA and BAL have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.33% of average daily net assets for Investor P Shares through April 30, 2020. The LifePath 2040 Acquiring Fund may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Acquiring Trust or by a vote of a majority of the outstanding voting securities of LifePath 2040 Acquiring Fund. Following the closing of the Reorganization, these contractual agreements will remain in place with respect to the LifePath 2040 Combined Fund, except the second contractual agreement described above will be extended to April 30, 2021.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the LifePath 2040 Target Fund, the LifePath 2040 Acquiring Fund and the LifePath 2040 Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
LifePath 2040 Target Fund Class A Shares	$592	$788	$999	$1,608
LifePath 2040 Acquiring Fund Investor P Shares	$565	$666	$777	$1,101
Pro Forma LifePath 2040 Combined Fund Investor P Shares	$565	$657	$766	$1,084

LifePath 2040 Target Fund Class B Shares into LifePath 2040 Acquiring Fund Investor A Shares

	LifePath 2040 Target Fund Class B Shares	LifePath 2040 Acquiring Fund Investor A Shares	Pro Forma LifePath 2040 Combined Fund Investor A Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	5.00%	None	None
Maximum Account Fee	None[1]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[2]
Management Fee	0.26%	0.05%	0.05%
Distribution and/or Service (12b-1) Fees	0.45%	0.25%	0.25%
Other Expenses	0.28%	0.11%	0.09%[3]
Administration Fee	—	0.03%	0.03%
Other/Independent Expenses	0.28%	0.08%	0.06%[3]
Acquired Fund Fees and Expenses	0.16%[4]	0.08%[5,6]	0.08%[5]
Total Annual Fund Operating Expenses	1.15%	0.49%[6]	0.47%
Fee Waivers and/or Expense Reimbursements	—	(0.08)%[7]	(0.06)%[7]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.15%	0.41%[7]	0.41%[7]

[1]

For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

[2]

The fees and expenses shown in the table above and the example that follows with respect to the LifePath 2040 Acquiring Fund and the LifePath 2040 Combined Fund, as applicable, include the expenses of both the applicable Fund and the applicable Fund’s share of the allocated expenses of LifePath 2040 Acquiring Master Portfolio or the LifePath 2040 Combined Master Portfolio, as applicable. Management fees are paid by the LifePath 2040 Acquiring Master Portfolio and will continue to be paid by the LifePath 2040 Combined Master Portfolio following the closing of the Reorganization.

[3]	Other Expenses are based on estimated amounts for the current fiscal year.

[4]

“Acquired Fund Fees and Expenses” are indirect fees and expenses that the LifePath 2040 Target Fund incurs from investing in the shares of other investment companies. These expenses are based on the total expense ratio of the underlying funds disclosed in each underlying fund’s most recent shareholder report. Please note that the amount of “Total Annual Fund Operating Expenses” shown in the above table differs from the ratio of expenses to average net assets included in the “Financial Highlights” section of the LifePath 2040 Target Fund’s Prospectus, which reflects the operating expenses of the LifePath 2040 Target Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

[5]	Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.

[6]

The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the LifePath 2040 Acquiring Fund’s most recent annual report which do not include Acquired Fund Fees and Expenses.

[7]

BFA, the investment manager for the LifePath 2040 Acquiring Master Portfolio, and BAL, the administrator for the LifePath 2040 Acquiring Fund, have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.33% of average daily net assets for Investor A Shares through April 30, 2028. In addition, BFA and BAL have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund

Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.33% of average daily net assets for Investor A Shares through April 30, 2019. The LifePath 2040 Acquiring Fund may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Acquiring Trust or by a vote of a majority of the outstanding voting securities of LifePath 2040 Acquiring Fund. Following the closing of the Reorganization, these contractual agreements will be extended to April 30, 2029 and April 30, 2021, respectively, with respect to the LifePath 2040 Combined Fund.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the LifePath 2040 Target Fund, the LifePath 2040 Acquiring Fund and the LifePath 2040 Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
LifePath 2040 Target Fund Class B Shares	$617	$715	$833	$1,342
LifePath 2040 Acquiring Fund Investor A Shares	$42	$149	$266	$608
Pro Forma LifePath 2040 Combined Fund Investor A Shares	$42	$138	$251	$580

Expenses if you did not redeem your shares:

LifePath 2040 Target Fund Class B Shares	$117	$365	$633	$1,342

LifePath 2040 Target Fund Class B Shares into LifePath 2040 Acquiring Fund Investor P Shares

	LifePath 2040 Target Fund Class B Shares	LifePath 2040 Acquiring Fund Investor P Shares*	Pro Forma LifePath 2040 Combined Fund Investor P Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None	5.25%	5.25%
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	5.00%	None[1]	None[1]
Maximum Account Fee	None[2]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[3]
Management Fee	0.26%	0.05%	0.05%
Distribution and/or Service (12b-1) Fees	0.45%	0.25%	0.25%
Other Expenses	0.28%	0.11%[4]	0.10%[4]
Administration Fee	—	0.03%	0.03%
Other/Independent Expenses	0.28%	0.08%[4]	0.07%[4]
Acquired Fund Fees and Expenses	0.16%[5]	0.08%[6]	0.08%[6]
Total Annual Fund Operating Expenses	1.15%	0.49%	0.48%
Fee Waivers and/or Expense Reimbursements	—	(0.08)%[7]	(0.07)%[7]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.15%	0.41%[7]	0.41%[7]

*	Fund currently active, but no assets in share class as of December 31, 2017.

[1]

A CDSC of 0.10% is assessed on certain redemptions of Investor P Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]

For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

[3]

The fees and expenses shown in the table above and the example that follows with respect to the LifePath 2040 Acquiring Fund and the LifePath 2040 Combined Fund, as applicable, include the expenses of both the applicable Fund and the applicable Fund’s share of the allocated expenses of LifePath 2040 Acquiring Master Portfolio or the LifePath 2040 Combined Master Portfolio, as applicable. Management fees are paid by the LifePath 2040 Acquiring Master Portfolio and will continue to be paid by the LifePath 2040 Combined Master Portfolio following the closing of the Reorganization.

[4]	Other Expenses are based on estimated amounts for the current fiscal year.

[5]

“Acquired Fund Fees and Expenses” are indirect fees and expenses that the LifePath 2040 Target Fund incurs from investing in the shares of other investment companies. These expenses are based on the total expense ratio of the underlying funds disclosed in each underlying fund’s most recent shareholder report. Please note that the amount of “Total Annual Fund Operating Expenses” shown in the above table differs from the ratio of expenses to average net assets included in the “Financial Highlights” section of the LifePath 2040 Target Fund’s Prospectus, which reflects the operating expenses of the LifePath 2040 Target Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

[6]	Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.

[7]

BFA, the investment manager for the LifePath 2040 Acquiring Master Portfolio, and BAL, the administrator for the LifePath 2040 Acquiring Fund, have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.33% of average daily net assets for Investor P Shares through April 30, 2029. In addition, BFA and BAL have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.33% of average daily net assets for Investor P Shares through April 30, 2020. The LifePath 2040 Acquiring Fund may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Acquiring Trust or by a vote of a majority of the outstanding voting securities of LifePath 2040 Acquiring Fund. Following the closing of the Reorganization, these contractual agreements will remain in place with respect to the LifePath 2040 Combined Fund, except the second contractual agreement described above will be extended to April 30, 2021.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the LifePath 2040 Target Fund, the LifePath 2040 Acquiring Fund and the LifePath 2040 Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
LifePath 2040 Target Fund Class B Shares	$617	$715	$833	$1,342
LifePath 2040 Acquiring Fund Investor P Shares	$565	$666	$777	$1,101
Pro Forma LifePath 2040 Combined Fund Investor P Shares	$565	$657	$766	$1,084

Expenses if you did not redeem your shares:

LifePath 2040 Target Fund Class B Shares	$117	$365	$633	$1,342

LifePath 2040 Target Fund Premier Shares into LifePath 2040 Acquiring Fund Investor A Shares

	LifePath 2040 Target Fund Premier Shares	LifePath 2040 Acquiring Fund Investor A Shares	Pro Forma LifePath 2040 Combined Fund Investor A Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.00%	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	None	None
Maximum Account Fee	None[1]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[2]
Management Fee	0.26%	0.05%	0.05%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.18%	0.11%	0.09%[3]
Administration Fee	—	0.03%	0.03%
Other/Independent Expenses	0.18%	0.08%	0.06%[3]
Acquired Fund Fees and Expenses	0.16%[4]	0.08%[5,6]	0.08%[5]
Total Annual Fund Operating Expenses	0.85%	0.49%[6]	0.47%
Fee Waivers and/or Expense Reimbursements	—	(0.08)%[7]	(0.06)%[7]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.85%	0.41%[7]	0.41%[7]

[1]

For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

[2]

The fees and expenses shown in the table above and the example that follows with respect to the LifePath 2040 Acquiring Fund and the LifePath 2040 Combined Fund, as applicable, include the expenses of both the applicable Fund and the applicable Fund’s share of the allocated expenses of LifePath 2040 Acquiring Master Portfolio or the LifePath 2040 Combined Master Portfolio, as applicable. Management fees are paid by the LifePath 2040 Acquiring Master Portfolio and will continue to be paid by the LifePath 2040 Combined Master Portfolio following the closing of the Reorganization.

[3]	Other Expenses are based on estimated amounts for the current fiscal year.

[4]

“Acquired Fund Fees and Expenses” are indirect fees and expenses that the LifePath 2040 Target Fund incurs from investing in the shares of other investment companies. These expenses are based on the total expense ratio of the underlying funds disclosed in each underlying fund’s most recent shareholder report. Please note that the amount of “Total Annual Fund Operating Expenses” shown in the above table differs from the ratio of expenses to average net assets included in the “Financial Highlights” section of the LifePath 2040 Target Fund’s Prospectus, which reflects the operating expenses of the LifePath 2040 Target Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

[5]	Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.

[6]

The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the LifePath 2040 Acquiring Fund’s most recent annual report which do not include Acquired Fund Fees and Expenses.

[7]

BFA, the investment manager for the LifePath 2040 Acquiring Master Portfolio, and BAL, the administrator for the LifePath 2040 Acquiring Fund, have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.33% of average daily net assets for Investor A Shares through April 30, 2028. In addition, BFA and BAL have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund

Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.33% of average daily net assets for Investor A Shares through April 30, 2019. The LifePath 2040 Acquiring Fund may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Acquiring Trust or by a vote of a majority of the outstanding voting securities of LifePath 2040 Acquiring Fund. Following the closing of the Reorganization, these contractual agreements will be extended to April 30, 2029 and April 30, 2021, respectively, with respect to the LifePath 2040 Combined Fund.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the LifePath 2040 Target Fund, the LifePath 2040 Acquiring Fund and the LifePath 2040 Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
LifePath 2040 Target Fund Premier Shares	$582	$758	$948	$1,497
LifePath 2040 Acquiring Fund Investor A Shares	$42	$149	$266	$608
Pro Forma LifePath 2040 Combined Fund Investor A Shares	$42	$138	$251	$580

LifePath 2040 Target Fund Premier Shares into LifePath 2040 Acquiring Fund Investor P Shares

	LifePath 2040 Target Fund Premier Shares	LifePath 2040 Acquiring Fund Investor P Shares*	Pro Forma LifePath 2040 Combined Fund Investor P Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.00%	5.25%	5.25%
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	None[1]	None[1]
Maximum Account Fee	None[2]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[3]
Management Fee	0.26%	0.05%	0.05%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.18%	0.11%[4]	0.10%[4]
Administration Fee	—	0.03%	0.03%
Other/Independent Expenses	0.18%	0.08%[4]	0.07%[4]
Acquired Fund Fees and Expenses	0.16%[5]	0.08%[6]	0.08%[6]
Total Annual Fund Operating Expenses	0.85%	0.49%	0.48%
Fee Waivers and/or Expense Reimbursements	—	(0.08)%[7]	(0.07)%[7]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.85%	0.41%[7]	0.41%[7]

*	Fund currently active, but no assets in share class as of December 31, 2017.

[1]

A CDSC of 0.10% is assessed on certain redemptions of Investor P Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]

For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

[3]

The fees and expenses shown in the table above and the example that follows with respect to the LifePath 2040 Acquiring Fund and the LifePath 2040 Combined Fund, as applicable, include the expenses of both the applicable Fund and the applicable Fund’s share of the allocated expenses of LifePath 2040 Acquiring Master Portfolio or the LifePath 2040 Combined Master Portfolio, as applicable. Management fees are paid by the LifePath 2040 Acquiring Master Portfolio and will continue to be paid by the LifePath 2040 Combined Master Portfolio following the closing of the Reorganization.

[4]	Other Expenses are based on estimated amounts for the current fiscal year.

[5]

“Acquired Fund Fees and Expenses” are indirect fees and expenses that the LifePath 2040 Target Fund incurs from investing in the shares of other investment companies. These expenses are based on the total expense ratio of the underlying funds disclosed in each underlying fund’s most recent shareholder report. Please note that the amount of “Total Annual Fund Operating Expenses” shown in the above table differs from the ratio of expenses to average net assets included in the “Financial Highlights” section of the LifePath 2040 Target Fund’s Prospectus, which reflects the operating expenses of the LifePath 2040 Target Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

[6]	Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.

[7]

BFA, the investment manager for the LifePath 2040 Acquiring Master Portfolio, and BAL, the administrator for the LifePath 2040 Acquiring Fund, have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.33% of average daily net assets for Investor P Shares through April 30, 2029. In addition, BFA and BAL have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.33% of average daily net assets for Investor P Shares through April 30, 2020. The LifePath 2040 Acquiring Fund may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Acquiring Trust or by a vote of a majority of the outstanding voting securities of LifePath 2040 Acquiring Fund. Following the closing of the Reorganization, these contractual agreements will remain in place with respect to the LifePath 2040 Combined Fund, except the second contractual agreement described above will be extended to April 30, 2021.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the LifePath 2040 Target Fund, the LifePath 2040 Acquiring Fund and the LifePath 2040 Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
LifePath 2040 Target Fund Premier Shares	$582	$758	$948	$1,497
LifePath 2040 Acquiring Fund Investor P Shares	$565	$666	$777	$1,101
Pro Forma LifePath 2040 Combined Fund Investor P Shares	$565	$657	$766	$1,084

LifePath 2040 Target Fund Legacy Class B Shares into LifePath 2040 Acquiring Fund Investor A Shares

	LifePath 2040 Target Fund Legacy Class B Shares	LifePath 2040 Acquiring Fund Investor A Shares	Pro Forma LifePath 2040 Combined Fund Investor A Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	3.00%	None	None
Maximum Account Fee	None[1]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[2]
Management Fee	0.26%	0.05%	0.05%
Distribution and/or Service (12b-1) Fees	0.65%	0.25%	0.25%
Other Expenses	0.28%	0.11%	0.09%[3]
Administration Fee	—	0.03%	0.03%
Other/Independent Expenses	0.28%	0.08%	0.06%[3]
Acquired Fund Fees and Expenses	0.16%[4]	0.08%[5,6]	0.08%[5]
Total Annual Fund Operating Expenses	1.35%	0.49%[6]	0.47%
Fee Waivers and/or Expense Reimbursements	—	(0.08)%[7]	(0.06)%[7]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.35%	0.41%[7]	0.41%[7]

[1]

For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

[2]

The fees and expenses shown in the table above and the example that follows with respect to the LifePath 2040 Acquiring Fund and the LifePath 2040 Combined Fund, as applicable, include the expenses of both the applicable Fund and the applicable Fund’s share of the allocated expenses of LifePath 2040 Acquiring Master Portfolio or the LifePath 2040 Combined Master Portfolio, as applicable. Management fees are paid by the LifePath 2040 Acquiring Master Portfolio and will continue to be paid by the LifePath 2040 Combined Master Portfolio following the closing of the Reorganization.

[3]	Other Expenses are based on estimated amounts for the current fiscal year.

[4]

“Acquired Fund Fees and Expenses” are indirect fees and expenses that the LifePath 2040 Target Fund incurs from investing in the shares of other investment companies. These expenses are based on the total expense ratio of the underlying funds disclosed in each underlying fund’s most recent shareholder report. Please note that the amount of “Total Annual Fund Operating Expenses” shown in the above table differs from the ratio of expenses to average net assets included in the “Financial Highlights” section of the LifePath 2040 Target Fund’s Prospectus, which reflects the operating expenses of the LifePath 2040 Target Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

[5]	Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.

[6]

The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the LifePath 2040 Acquiring Fund’s most recent annual report which do not include Acquired Fund Fees and Expenses.

[7]

BFA, the investment manager for the LifePath 2040 Acquiring Master Portfolio, and BAL, the administrator for the LifePath 2040 Acquiring Fund, have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.33% of average daily net assets for Investor A Shares through April 30, 2028. In addition, BFA and BAL have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund

Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.33% of average daily net assets for Investor A Shares through April 30, 2019. The LifePath 2040 Acquiring Fund may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Acquiring Trust or by a vote of a majority of the outstanding voting securities of LifePath 2040 Acquiring Fund. Following the closing of the Reorganization, these contractual agreements will be extended to April 30, 2029 and April 30, 2021, respectively, with respect to the LifePath 2040 Combined Fund.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the LifePath 2040 Target Fund, the LifePath 2040 Acquiring Fund and the LifePath 2040 Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
LifePath 2040 Target Fund Legacy Class B Shares	$437	$703	$939	$1,514
LifePath 2040 Acquiring Fund Investor A Shares	$42	$149	$266	$608
Pro Forma LifePath 2040 Combined Fund Investor A Shares	$42	$138	$251	$580

Expenses if you did not redeem your shares:

LifePath 2040 Target Fund Legacy Class B Shares	$137	$428	$739	$1,514

LifePath 2040 Target Fund Legacy Class B Shares into LifePath 2040 Acquiring Fund Investor P Shares

	LifePath 2040 Target Fund Legacy Class B Shares	LifePath 2040 Acquiring Fund Investor P Shares*	Pro Forma LifePath 2040 Combined Fund Investor P Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None	5.25%	5.25%
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	3.00%	None[1]	None[1]
Maximum Account Fee	None[2]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[3]
Management Fee	0.26%	0.05%	0.05%
Distribution and/or Service (12b-1) Fees	0.65%	0.25%	0.25%
Other Expenses	0.28%	0.11%[4]	0.10%[4]
Administration Fee	—	0.03%	0.03%
Other/Independent Expenses	0.28%	0.08%[4]	0.07%[4]
Acquired Fund Fees and Expenses	0.16%[5]	0.08%[6]	0.08%[6]
Total Annual Fund Operating Expenses	1.35%	0.49%	0.48%
Fee Waivers and/or Expense Reimbursements	—	(0.08)%[7]	(0.07)%[7]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.35%	0.41%[7]	0.41%[7]

*	Fund currently active, but no assets in share class as of December 31, 2017.

[1]

A CDSC of 0.10% is assessed on certain redemptions of Investor P Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]

For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

[3]

The fees and expenses shown in the table above and the example that follows with respect to the LifePath 2040 Acquiring Fund and the LifePath 2040 Combined Fund, as applicable, include the expenses of both the applicable Fund and the applicable Fund’s share of the allocated expenses of LifePath 2040 Acquiring Master Portfolio or the LifePath 2040 Combined Master Portfolio, as applicable. Management fees are paid by the LifePath 2040 Acquiring Master Portfolio and will continue to be paid by the LifePath 2040 Combined Master Portfolio following the closing of the Reorganization.

[4]	Other Expenses are based on estimated amounts for the current fiscal year.

[5]

“Acquired Fund Fees and Expenses” are indirect fees and expenses that the LifePath 2040 Target Fund incurs from investing in the shares of other investment companies. These expenses are based on the total expense ratio of the underlying funds disclosed in each underlying fund’s most recent shareholder report. Please note that the amount of “Total Annual Fund Operating Expenses” shown in the above table differs from the ratio of expenses to average net assets included in the “Financial Highlights” section of the LifePath 2040 Target Fund’s Prospectus, which reflects the operating expenses of the LifePath 2040 Target Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

[6]	Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.

[7]

BFA, the investment manager for the LifePath 2040 Acquiring Master Portfolio, and BAL, the administrator for the LifePath 2040 Acquiring Fund, have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.33% of average daily net assets for Investor P Shares through April 30, 2029. In addition, BFA and BAL have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.33% of average daily net assets for Investor P Shares through April 30, 2020. The LifePath 2040 Acquiring Fund may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Acquiring Trust or by a vote of a majority of the outstanding voting securities of LifePath 2040 Acquiring Fund. Following the closing of the Reorganization, these contractual agreements will remain in place with respect to the LifePath 2040 Combined Fund, except the second contractual agreement described above will be extended to April 30, 2021.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the LifePath 2040 Target Fund, the LifePath 2040 Acquiring Fund and the LifePath 2040 Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
LifePath 2040 Target Fund Legacy Class B Shares	$437	$703	$939	$1,514
LifePath 2040 Acquiring Fund Investor P Shares	$565	$666	$777	$1,101
Pro Forma LifePath 2040 Combined Fund Investor P Shares	$565	$657	$766	$1,084

Expenses if you did not redeem your shares:

LifePath 2040 Target Fund Legacy Class B Shares	$137	$428	$739	$1,514

LifePath 2040 Target Fund Class R-1 Shares into LifePath 2040 Acquiring Fund Investor P Shares

	LifePath 2040 Target Fund Class R-1 Shares	LifePath 2040 Acquiring Fund Investor P Shares*	Pro Forma LifePath 2040 Combined Fund Investor P Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None	5.25%	5.25%**
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	None[1]	None[1]
Maximum Account Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[2]
Management Fee	0.26%	0.05%	0.05%
Distribution and/or Service (12b-1) Fees	0.50%	0.25%	0.25%
Other Expenses	0.35%	0.11%[3]	0.10%[3]
Administration Fee	—	0.03%	0.03%
Other/Independent Expenses	0.35%	0.08%[3]	0.07%[3]
Acquired Fund Fees and Expenses	0.16%[4]	0.08%[5]	0.08%[5]
Total Annual Fund Operating Expenses	1.27%	0.49%	0.48%
Fee Waivers and/or Expense Reimbursements	—	(0.08)%[6]	(0.07)%[6]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.27%	0.41%[6]	0.41%[6]

*	Fund currently active, but no assets in share class as of December 31, 2017.

**	The sales charge for such shareholders are expected to be waived pursuant to the LifePath 2040 Acquiring Fund’s sales charge waiver policies.

[1]

A CDSC of 0.10% is assessed on certain redemptions of Investor P Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]

The fees and expenses shown in the table above and the example that follows with respect to the LifePath 2040 Acquiring Fund and the LifePath 2040 Combined Fund, as applicable, include the expenses of both the applicable Fund and the applicable Fund’s share of the allocated expenses of LifePath 2040 Acquiring Master Portfolio or the LifePath 2040 Combined Master Portfolio, as applicable. Management fees are paid by the LifePath 2040 Acquiring Master Portfolio and will continue to be paid by the LifePath 2040 Combined Master Portfolio following the closing of the Reorganization.

[3]	Other Expenses are based on estimated amounts for the current fiscal year.

[4]

“Acquired Fund Fees and Expenses” are indirect fees and expenses that the LifePath 2040 Target Fund incurs from investing in the shares of other investment companies. These expenses are based on the total expense ratio of the underlying funds disclosed in each underlying fund’s most recent shareholder report. Please note that the amount of “Total Annual Fund Operating Expenses” shown in the above table differs from the ratio of expenses to average net assets included in the “Financial Highlights” section of the LifePath 2040 Target Fund’s Prospectus, which reflects the operating expenses of the LifePath 2040 Target Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

[5]	Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.

[6]

BFA, the investment manager for the LifePath 2040 Acquiring Master Portfolio, and BAL, the administrator for the LifePath 2040 Acquiring Fund, have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.33% of average daily net assets for Investor P Shares through April 30, 2029. In addition, BFA and BAL have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.33% of average daily net assets for Investor P Shares through April 30, 2020. The LifePath 2040 Acquiring Fund may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Acquiring Trust or by a vote of a majority of the outstanding voting securities of LifePath 2040 Acquiring Fund. Following the closing of the Reorganization, these contractual agreements will remain in place with respect to the LifePath 2040 Combined Fund, except the second contractual agreement described above will be extended to April 30, 2021.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the LifePath 2040 Target Fund, the LifePath 2040 Acquiring Fund and the LifePath 2040 Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
LifePath 2040 Target Fund Class R-1 Shares	$129	$403	$697	$1,534
LifePath 2040 Acquiring Fund Investor P Shares	$565	$666	$777	$1,101
Pro Forma LifePath 2040 Combined Fund Investor P Shares	$565	$657	$766	$1,084

LifePath 2040 Target Fund Class R-2 Shares into LifePath 2040 Acquiring Fund Investor P Shares

	LifePath 2040 Target Fund Class R-2 Shares	LifePath 2040 Acquiring Fund Investor P Shares*	Pro Forma LifePath 2040 Combined Fund Investor P Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None	5.25%	5.25%**
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	None[1]	None[1]
Maximum Account Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[2]
Management Fee	0.26%	0.05%	0.05%
Distribution and/or Service (12b-1) Fees	0.30%	0.25%	0.25%
Other Expenses	0.35%	0.11%[3]	0.10%[3]
Administration Fee	—	0.03%	0.03%
Other/Independent Expenses	0.35%	0.08%[3]	0.07%[3]
Acquired Fund Fees and Expenses	0.16%[4]	0.08%[5]	0.08%[5]
Total Annual Fund Operating Expenses	1.07%	0.49%	0.48%
Fee Waivers and/or Expense Reimbursements	—	(0.08)%[6]	(0.07)%[6]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.07%	0.41%[6]	0.41%[6]

*	Fund currently active, but no assets in share class as of December 31, 2017.

**	The sales charge for such shareholders are expected to be waived pursuant to the LifePath 2040 Acquiring Fund’s sales charge waiver policies.

[1]

A CDSC of 0.10% is assessed on certain redemptions of Investor P Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]

The fees and expenses shown in the table above and the example that follows with respect to the LifePath 2040 Acquiring Fund and the LifePath 2040 Combined Fund, as applicable, include the expenses of both the applicable Fund and the applicable Fund’s share of the allocated expenses of LifePath 2040 Acquiring Master Portfolio or the LifePath 2040 Combined Master Portfolio, as applicable. Management fees are paid by the LifePath 2040 Acquiring Master Portfolio and will continue to be paid by the LifePath 2040 Combined Master Portfolio following the closing of the Reorganization.

[3]	Other Expenses are based on estimated amounts for the current fiscal year.

[4]

“Acquired Fund Fees and Expenses” are indirect fees and expenses that the LifePath 2040 Target Fund incurs from investing in the shares of other investment companies. These expenses are based on the total expense ratio of the underlying funds disclosed in each underlying fund’s most recent shareholder report. Please note that the amount of “Total Annual Fund Operating Expenses” shown in the above table differs from the ratio of expenses to average net assets included in the “Financial Highlights” section of the LifePath 2040 Target Fund’s Prospectus, which reflects the operating expenses of the LifePath 2040 Target Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

[5]	Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.

[6]

BFA, the investment manager for the LifePath 2040 Acquiring Master Portfolio, and BAL, the administrator for the LifePath 2040 Acquiring Fund, have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.33% of average daily net assets for Investor P Shares through April 30, 2029. In addition, BFA and BAL have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.33% of average daily net assets for Investor P Shares through April 30, 2020. The LifePath 2040 Acquiring Fund may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Acquiring Trust or by a vote of a majority of the outstanding voting securities of LifePath 2040 Acquiring Fund. Following the closing of the Reorganization, these contractual agreements will remain in place with respect to the LifePath 2040 Combined Fund, except the second contractual agreement described above will be extended to April 30, 2021.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the LifePath 2040 Target Fund, the LifePath 2040 Acquiring Fund and the LifePath 2040 Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
LifePath 2040 Target Fund Class R-2 Shares	$109	$340	$590	$1,306
LifePath 2040 Acquiring Fund Investor P Shares	$565	$666	$777	$1,101
Pro Forma LifePath 2040 Combined Fund Investor P Shares	$565	$657	$766	$1,084

LifePath 2040 Target Fund Class R-3 Shares into LifePath 2040 Acquiring Fund Institutional Shares

	LifePath 2040 Target Fund Class R-3 Shares	LifePath 2040 Acquiring Fund Institutional Shares	Pro Forma LifePath 2040 Combined Fund Institutional Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	None	None
Maximum Account Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Management Fee	0.26%	0.05%	0.05%
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses	0.35%	0.11%	0.10%[2]
Administration Fee	—	0.03%	0.03%
Other/Independent Expenses	0.35%	0.08%	0.07%[2]
Acquired Fund Fees and Expenses	0.16%[3]	0.08%[4,5]	0.08%[4]
Total Annual Fund Operating Expenses	0.77%	0.24%[5]	0.23%
Fee Waivers and/or Expense Reimbursements	—	(0.08)%[6]	(0.07)%[6]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.77%	0.16%[6]	0.16%[6]

[1]

The fees and expenses shown in the table above and the example that follows with respect to the LifePath 2040 Acquiring Fund and the LifePath 2040 Combined Fund, as applicable, include the expenses of both the applicable Fund and the applicable Fund’s share of the allocated expenses of LifePath 2040 Acquiring Master Portfolio or the LifePath 2040 Combined Master Portfolio, as applicable. Management fees are paid by the LifePath 2040 Acquiring Master Portfolio and will continue to be paid by the LifePath 2040 Combined Master Portfolio following the closing of the Reorganization.

[2]	Other Expenses are based on estimated amounts for the current fiscal year.

[3]

“Acquired Fund Fees and Expenses” are indirect fees and expenses that the LifePath 2040 Target Fund incurs from investing in the shares of other investment companies. These expenses are based on the total expense ratio of the underlying funds disclosed in each underlying fund’s most recent shareholder report. Please note that the amount of “Total Annual Fund Operating Expenses” shown in the above table differs from the ratio of expenses to average net assets included in the “Financial Highlights” section of the LifePath 2040 Target Fund’s Prospectus, which reflects the operating expenses of the LifePath 2040 Target Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

[4]	Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.

[5]

The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the LifePath 2040 Acquiring Fund’s most recent annual report which do not include Acquired Fund Fees and Expenses.

[6]

BFA, the investment manager for the LifePath 2040 Acquiring Master Portfolio, and BAL, the administrator for the LifePath 2040 Acquiring Fund, have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.08% of average daily net assets for Institutional Shares through April 30, 2028. In addition, BFA and BAL have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.08% of average daily net assets for Institutional Shares through April 30, 2019. The LifePath 2040 Acquiring Fund may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Acquiring Trust or by a vote of a majority of the outstanding voting securities of LifePath 2040 Acquiring Fund. Following the closing of the Reorganization, these contractual agreements will be extended to April 30, 2029 and April 30, 2021, respectively, with respect to the LifePath 2040 Combined Fund.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the LifePath 2040 Target Fund, the LifePath 2040 Acquiring Fund and the LifePath 2040 Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
LifePath 2040 Target Fund Class R-3 Shares	$79	$246	$428	$954
LifePath 2040 Acquiring Fund Institutional Shares	$16	$69	$127	$298
Pro Forma LifePath 2040 Combined Fund Institutional Shares	$16	$59	$115	$279

LifePath 2040 Target Fund Institutional Shares into LifePath 2040 Acquiring Fund Institutional Shares

	LifePath 2040 Target Fund Institutional Shares	LifePath 2040 Acquiring Fund Institutional Shares	Pro Forma LifePath 2040 Combined Fund Institutional Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	None	None
Maximum Account Fee	None[1]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[2]
Management Fee	0.26%	0.05%	0.05%
Distribution and/or Service (12b-1) Fees	None	None	None
Other Expenses	0.28%	0.11%	0.10%[3]
Administration Fee	—	0.03%	0.03%
Other/Independent Expenses	0.28%	0.08%	0.07%[3]
Acquired Fund Fees and Expenses	0.16%[4]	0.08%[5,6]	0.08%[5]
Total Annual Fund Operating Expenses	0.70%	0.24%[6]	0.23%
Fee Waivers and/or Expense Reimbursements	—	(0.08)%[7]	(0.07)%[7]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.70%	0.16%[7]	0.16%[7]

[1]

For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

[2]

The fees and expenses shown in the table above and the example that follows with respect to the LifePath 2040 Acquiring Fund and the LifePath 2040 Combined Fund, as applicable, include the expenses of both the applicable Fund and the applicable Fund’s share of the allocated expenses of LifePath 2040 Acquiring Master Portfolio or the LifePath 2040 Combined Master Portfolio, as applicable. Management fees are paid by the LifePath 2040 Acquiring Master Portfolio and will continue to be paid by the LifePath 2040 Combined Master Portfolio following the closing of the Reorganization.

[3]	Other Expenses are based on estimated amounts for the current fiscal year.

[4]

“Acquired Fund Fees and Expenses” are indirect fees and expenses that the LifePath 2040 Target Fund incurs from investing in the shares of other investment companies. These expenses are based on the total expense ratio of the underlying funds disclosed in each underlying fund’s most recent shareholder report. Please note that the amount of “Total Annual Fund Operating Expenses” shown in the above table differs from the ratio of expenses to average net assets included in the “Financial Highlights” section of the LifePath 2040 Target Fund’s Prospectus, which reflects the operating expenses of the LifePath 2040 Target Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

[5]	Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.

[6]

The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the LifePath 2040 Acquiring Fund’s most recent annual report which do not include Acquired Fund Fees and Expenses.

[7]

BFA, the investment manager for the LifePath 2040 Acquiring Master Portfolio, and BAL, the administrator for the LifePath 2040 Acquiring Fund, have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.08% of average daily net assets for Institutional Shares through April 30, 2028. In addition, BFA and BAL have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.08% of average daily net assets for Institutional Shares through April 30, 2019. The LifePath 2040 Acquiring Fund may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Acquiring Trust or by a vote of a majority of the outstanding voting securities of LifePath 2040 Acquiring Fund. Following the closing of the Reorganization, these contractual agreements will be extended to April 30, 2029 and April 30, 2021, respectively, with respect to the LifePath 2040 Combined Fund.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the LifePath 2040 Target Fund, the LifePath 2040 Acquiring Fund and the LifePath 2040 Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
LifePath 2040 Target Fund Institutional Shares	$72	$224	$390	$871
LifePath 2040 Acquiring Fund Institutional Shares	$16	$69	$127	$298
Pro Forma LifePath 2040 Combined Fund Institutional Shares	$16	$59	$115	$279

Fee Tables of State Farm LifePath® 2050 Fund (LifePath 2050 Target Fund), BlackRock LifePath® Index 2050 Fund (LifePath 2050 Acquiring Fund) and the Pro Forma LifePath 2050 Combined Fund (as of December 31, 2017) (unaudited)

LifePath 2050 Target Fund Class A Shares into LifePath 2050 Acquiring Fund Investor A Shares

	LifePath 2050 Target Fund Class A Shares	LifePath 2050 Acquiring Fund Investor A Shares	Pro Forma LifePath 2050 Combined Fund Investor A Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.00%	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	None	None
Maximum Account Fee	None[1]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[2]
Management Fee	0.26%	0.05%	0.05%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.31%	0.11%	0.09%[3]
Administration Fee	—	0.03%	0.03%
Other/Independent Expenses	0.31%	0.08%	0.06%[3]
Acquired Fund Fees and Expenses	0.17%[4]	0.08%[5,6]	0.08%[5]
Total Annual Fund Operating Expenses	0.99%	0.49%[6]	0.47%
Fee Waivers and/or Expense Reimbursements	—	(0.08)%[7]	(0.06)%[7]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.99%	0.41%[7]	0.41%[7]

[1]

For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

[2]

The fees and expenses shown in the table above and the example that follows with respect to the LifePath 2050 Acquiring Fund and the LifePath 2050 Combined Fund, as applicable, include the expenses of both the applicable Fund and the applicable Fund’s share of the allocated expenses of LifePath 2050 Acquiring Master Portfolio or the LifePath 2050 Combined Master Portfolio, as applicable. Management fees are paid by the LifePath 2050 Acquiring Master Portfolio and will continue to be paid by the LifePath 2050 Combined Master Portfolio following the closing of the Reorganization.

[3]	Other Expenses are based on estimated amounts for the current fiscal year.

[4]

“Acquired Fund Fees and Expenses” are indirect fees and expenses that the LifePath 2050 Target Fund incurs from investing in the shares of other investment companies. These expenses are based on the total expense ratio of the underlying funds disclosed in each underlying fund’s most recent shareholder report. Please note that the amount of “Total Annual Fund Operating Expenses” shown in the above table differs from the ratio of expenses to average net assets included in the “Financial Highlights” section of the LifePath 2050 Target Fund’s Prospectus, which reflects the operating expenses of the LifePath 2050 Target Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

[5]	Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.

[6]

The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the LifePath 2050 Acquiring Fund’s most recent annual report which do not include Acquired Fund Fees and Expenses.

[7]

BFA, the investment manager for the LifePath 2050 Acquiring Master Portfolio, and BAL, the administrator for the LifePath 2050 Acquiring Fund, have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.35% of average daily net assets for Investor A Shares through April 30, 2028. In addition, BFA and BAL have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.33% of average daily net assets for Investor A Shares through April 30, 2019. The LifePath 2050 Acquiring Fund may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Acquiring Trust or by a vote of a majority of the outstanding voting securities of LifePath 2050 Acquiring Fund. Following the closing of the Reorganization, these contractual agreements will be extended to April 30, 2029 and April 30, 2021, respectively, with respect to the LifePath 2050 Combined Fund.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the LifePath 2050 Target Fund, the LifePath 2050 Acquiring Fund and the LifePath 2050 Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
LifePath 2050 Target Fund Class A Shares	$596	$800	$1,020	$1,652
LifePath 2050 Acquiring Fund Investor A Shares	$42	$149	$266	$608
Pro Forma LifePath 2050 Combined Fund Investor A Shares	$42	$138	$251	$580

LifePath 2050 Target Fund Class A Shares into LifePath 2050 Acquiring Fund Investor P Shares

	LifePath 2050 Target Fund Class A Shares	LifePath 2050 Acquiring Fund Investor P Shares*	Pro Forma LifePath 2050 Combined Fund Investor P Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.00%	5.25%	5.25%
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	None[1]	None[1]
Maximum Account Fee	None[2]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[3]
Management Fee	0.26%	0.05%	0.05%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.31%	0.11%[4]	0.09%[4]
Administration Fee	—	0.03%	0.03%
Other/Independent Expenses	0.31%	0.08%[4]	0.06%[4]
Acquired Fund Fees and Expenses	0.17%[5]	0.08%[6]	0.08%[6]
Total Annual Fund Operating Expenses	0.99%	0.49%	0.47%
Fee Waivers and/or Expense Reimbursements	—	(0.08)%[7]	(0.06)%[7]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.99%	0.41%[7]	0.41%[7]

*	Fund currently active, but no assets in share class as of December 31, 2017.

[1]

A CDSC of 0.10% is assessed on certain redemptions of Investor P Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]

For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

[3]

The fees and expenses shown in the table above and the example that follows with respect to the LifePath 2050 Acquiring Fund and the LifePath 2050 Combined Fund, as applicable, include the expenses of both the applicable Fund and the applicable Fund’s share of the allocated expenses of LifePath 2050 Acquiring Master Portfolio or the LifePath 2050 Combined Master Portfolio, as applicable. Management fees are paid by the LifePath 2050 Acquiring Master Portfolio and will continue to be paid by the LifePath 2050 Combined Master Portfolio following the closing of the Reorganization.

[4]	Other Expenses are based on estimated amounts for the current fiscal year.

[5]

“Acquired Fund Fees and Expenses” are indirect fees and expenses that the LifePath 2050 Target Fund incurs from investing in the shares of other investment companies. These expenses are based on the total expense ratio of the underlying funds disclosed in each underlying fund’s most recent shareholder report. Please note that the amount of “Total Annual Fund Operating Expenses” shown in the above table differs from the ratio of expenses to average net assets included in the “Financial Highlights” section of the LifePath 2050 Target Fund’s Prospectus, which reflects the operating expenses of the LifePath 2050 Target Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

[6]	Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.

[7]

BFA, the investment manager for the LifePath 2050 Acquiring Master Portfolio, and BAL, the administrator for the LifePath 2050 Acquiring Fund, have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.35% of average daily net assets for Investor P Shares through April 30, 2029. In addition, BFA and BAL have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.33% of average daily net assets for Investor P Shares through April 30, 2020. The LifePath 2050 Acquiring Fund may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Acquiring Trust or by a vote of a majority of the outstanding voting securities of LifePath 2050 Acquiring Fund. Following the closing of the Reorganization, these contractual agreements will remain in place with respect to the LifePath 2050 Combined Fund, except the second contractual agreement described above will be extended to April 30, 2021.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the LifePath 2050 Target Fund, the LifePath 2050 Acquiring Fund and the LifePath 2050 Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
LifePath 2050 Target Fund Class A Shares	$596	$800	$1,020	$1,652
LifePath 2050 Acquiring Fund Investor P Shares	$565	$666	$777	$1,101
Pro Forma LifePath 2050 Combined Fund Investor P Shares	$565	$656	$763	$1,074

LifePath 2050 Target Fund Premier Shares into LifePath 2050 Acquiring Fund Investor A Shares

	LifePath 2050 Target Fund Premier Shares	LifePath 2050 Acquiring Fund Investor A Shares	Pro Forma LifePath 2050 Combined Fund Investor A Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.00%	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	None	None
Maximum Account Fee	None[1]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[2]
Management Fee	0.26%	0.05%	0.05%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.21%	0.11%	0.09%[3]
Administration Fee	—	0.03%	0.03%
Other/Independent Expenses	0.21%	0.08%	0.06%[3]
Acquired Fund Fees and Expenses	0.17%[4]	0.08%[5,6]	0.08%[5]
Total Annual Fund Operating Expenses	0.89%	0.49%[6]	0.47%
Fee Waivers and/or Expense Reimbursements	—	(0.08)%[7]	(0.06)%[7]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.89%	0.41%[7]	0.41%[7]

[1]

For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

[2]

The fees and expenses shown in the table above and the example that follows with respect to the LifePath 2050 Acquiring Fund and the LifePath 2050 Combined Fund, as applicable, include the expenses of both the applicable Fund and the applicable Fund’s share of the allocated expenses of LifePath 2050 Acquiring Master Portfolio or the LifePath 2050 Combined Master Portfolio, as applicable. Management fees are paid by the LifePath 2050 Acquiring Master Portfolio and will continue to be paid by the LifePath 2050 Combined Master Portfolio following the closing of the Reorganization.

[3]	Other Expenses are based on estimated amounts for the current fiscal year.

[4]

“Acquired Fund Fees and Expenses” are indirect fees and expenses that the LifePath 2050 Target Fund incurs from investing in the shares of other investment companies. These expenses are based on the total expense ratio of the underlying funds disclosed in each underlying fund’s most recent shareholder report. Please note that the amount of “Total Annual Fund Operating Expenses” shown in the above table differs from the ratio of expenses to average net assets included in the “Financial Highlights” section of the LifePath 2050 Target Fund’s Prospectus, which reflects the operating expenses of the LifePath 2050 Target Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

[5]	Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.

[6]

The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the LifePath 2050 Acquiring Fund’s most recent annual report which do not include Acquired Fund Fees and Expenses.

[7]

BFA, the investment manager for the LifePath 2050 Acquiring Master Portfolio, and BAL, the administrator for the LifePath 2050 Acquiring Fund, have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.35% of average daily net assets for Investor A Shares through April 30, 2028. In addition, BFA and BAL have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.33% of average daily net assets for Investor A Shares through April 30, 2019. The LifePath 2050 Acquiring Fund may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Acquiring Trust or by a vote of a majority of the outstanding voting securities of LifePath 2050 Acquiring Fund. Following the closing of the Reorganization, these contractual agreements will be extended to April 30, 2029 and April 30, 2021, respectively, with respect to the LifePath 2050 Combined Fund.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the LifePath 2050 Target Fund, the LifePath 2050 Acquiring Fund and the LifePath 2050 Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
LifePath 2050 Target Fund Premier Shares	$586	$770	$968	$1,541
LifePath 2050 Acquiring Fund Investor A Shares	$42	$149	$266	$608
Pro Forma LifePath 2050 Combined Fund Investor A Shares	$42	$138	$251	$580

LifePath 2050 Target Fund Premier Shares into LifePath 2050 Acquiring Fund Investor P Shares

	LifePath 2050 Target Fund Premier Shares	LifePath 2050 Acquiring Fund Investor P Shares*	Pro Forma LifePath 2050 Combined Fund Investor P Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.00%	5.25%	5.25%
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	None[1]	None[1]
Maximum Account Fee	None[2]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[3]
Management Fee	0.26%	0.05%	0.05%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.21%	0.11%[4]	0.09%[4]
Administration Fee	—	0.03%	0.03%
Other/Independent Expenses	0.21%	0.08%[4]	0.06%[4]
Acquired Fund Fees and Expenses	0.17%[5]	0.08%[6]	0.08%[6]
Total Annual Fund Operating Expenses	0.89%	0.49%	0.47%
Fee Waivers and/or Expense Reimbursements	—	(0.08)%[7]	(0.06)%[7]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.89%	0.41%[7]	0.41%[7]

*	Fund currently active, but no assets in share class as of December 31, 2017.

[1]

A CDSC of 0.10% is assessed on certain redemptions of Investor P Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]

For certain types of accounts, if your account balance falls below $5,000 at the close of business on the second business day of the last month in a calendar quarter (i.e. the second business day of March, June, September and December), the account will be charged an Account Fee of $10.

[3]

The fees and expenses shown in the table above and the example that follows with respect to the LifePath 2050 Acquiring Fund and the LifePath 2050 Combined Fund, as applicable, include the expenses of both the applicable Fund and the applicable Fund’s share of the allocated expenses of LifePath 2050 Acquiring Master Portfolio or the LifePath 2050 Combined Master Portfolio, as applicable. Management fees are paid by the LifePath 2050 Acquiring Master Portfolio and will continue to be paid by the LifePath 2050 Combined Master Portfolio following the closing of the Reorganization.

[4]	Other Expenses are based on estimated amounts for the current fiscal year.

[5]

“Acquired Fund Fees and Expenses” are indirect fees and expenses that the LifePath 2050 Target Fund incurs from investing in the shares of other investment companies. These expenses are based on the total expense ratio of the underlying funds disclosed in each underlying fund’s most recent shareholder report. Please note that the amount of “Total Annual Fund Operating Expenses” shown in the above table differs from the ratio of expenses to average net assets included in the “Financial Highlights” section of the LifePath 2050 Target Fund’s Prospectus, which reflects the operating expenses of the LifePath 2050 Target Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

[6]	Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.

[7]

BFA, the investment manager for the LifePath 2050 Acquiring Master Portfolio, and BAL, the administrator for the LifePath 2050 Acquiring Fund, have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.35% of average daily net assets for Investor P Shares through April 30, 2029. In addition, BFA and BAL have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.33% of average daily net assets for Investor P Shares through April 30, 2020. The LifePath 2050 Acquiring Fund may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Acquiring Trust or by a vote of a majority of the outstanding voting securities of LifePath 2050 Acquiring Fund. Following the closing of the Reorganization, these contractual agreements will remain in place with respect to the LifePath 2050 Combined Fund, except the second contractual agreement described above will be extended to April 30, 2021.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the LifePath 2050 Target Fund, the LifePath 2050 Acquiring Fund and the LifePath 2050 Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
LifePath 2050 Target Fund Premier Shares	$586	$770	$968	$1,541
LifePath 2050 Acquiring Fund Investor P Shares	$565	$666	$777	$1,101
Pro Forma LifePath 2050 Combined Fund Investor P Shares	$565	$656	$763	$1,074

LifePath 2050 Target Fund Class R-1 Shares into LifePath 2050 Acquiring Fund Investor P Shares

	LifePath 2050 Target Fund Class R-1 Shares	LifePath 2050 Acquiring Fund Investor P Shares*	Pro Forma LifePath 2050 Combined Fund Investor P Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None	5.25%	5.25%**
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	None[1]	None[1]
Maximum Account Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[2]
Management Fee	0.26%	0.05%	0.05%
Distribution and/or Service (12b-1) Fees	0.50%	0.25%	0.25%
Other Expenses	0.38%	0.11%[3]	0.09%[3]
Administration Fee	—	0.03%	0.03%
Other/Independent Expenses	0.38%	0.08%[3]	0.06%[3]
Acquired Fund Fees and Expenses	0.17%[4]	0.08%[5]	0.08%[5]
Total Annual Fund Operating Expenses	1.31%	0.49%	0.47%
Fee Waivers and/or Expense Reimbursements	—	(0.08)%[6]	(0.06)%[6]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.31%	0.41%[6]	0.41%[6]

*	Fund currently active, but no assets in share class as of December 31, 2017.

**	The sales charge for such shareholders are expected to be waived pursuant to the LifePath 2050 Acquiring Fund’s sales charge waiver policies.

[1]

A CDSC of 0.10% is assessed on certain redemptions of Investor P Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]

The fees and expenses shown in the table above and the example that follows with respect to the LifePath 2050 Acquiring Fund and the LifePath 2050 Combined Fund, as applicable, include the expenses of both the applicable Fund and the applicable Fund’s share of the allocated expenses of LifePath 2050 Acquiring Master Portfolio or the LifePath 2050 Combined Master Portfolio, as applicable. Management fees are paid by the LifePath 2050 Acquiring Master Portfolio and will continue to be paid by the LifePath 2050 Combined Master Portfolio following the closing of the Reorganization.

[3]	Other Expenses are based on estimated amounts for the current fiscal year.

[4]

“Acquired Fund Fees and Expenses” are indirect fees and expenses that the LifePath 2050 Target Fund incurs from investing in the shares of other investment companies. These expenses are based on the total expense ratio of the underlying funds disclosed in each underlying fund’s most recent shareholder report. Please note that the amount of “Total Annual Fund Operating Expenses” shown in the above table differs from the ratio of expenses to average net assets included in the “Financial Highlights” section of the LifePath 2050 Target Fund’s Prospectus, which reflects the operating expenses of the LifePath 2050 Target Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

[5]	Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.

[6]

BFA, the investment manager for the LifePath 2050 Acquiring Master Portfolio, and BAL, the administrator for the LifePath 2050 Acquiring Fund, have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.35% of average daily net assets for Investor P Shares through April 30, 2029. In addition, BFA and BAL have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.33% of average daily net assets for Investor P Shares through April 30, 2020. The LifePath 2050 Acquiring Fund may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Acquiring Trust or by a vote of a majority of the outstanding voting securities of LifePath 2050 Acquiring Fund. Following the closing of the Reorganization, these contractual agreements will remain in place with respect to the LifePath 2050 Combined Fund, except the second contractual agreement described above will be extended to April 30, 2021.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the LifePath 2050 Target Fund, the LifePath 2050 Acquiring Fund and the LifePath 2050 Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
LifePath 2050 Target Fund Class R-1 Shares	$133	$415	$718	$1,579
LifePath 2050 Acquiring Fund Investor P Shares	$565	$666	$777	$1,101
Pro Forma LifePath 2050 Combined Fund Investor P Shares	$565	$656	$763	$1,074

LifePath 2050 Target Fund Class R-2 Shares into LifePath 2050 Acquiring Fund Investor P Shares

	LifePath 2050 Target Fund Class R-2 Shares	LifePath 2050 Acquiring Fund Investor P Shares*	Pro Forma LifePath 2050 Combined Fund Investor P Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None	5.25%	5.25%**
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	None[1]	None[1]
Maximum Account Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[2]
Management Fee	0.26%	0.05%	0.05%
Distribution and/or Service (12b-1) Fees	0.30%	0.25%	0.25%
Other Expenses	0.38%	0.11%[3]	0.09%[3]
Administration Fee	—	0.03%	0.03%
Other/Independent Expenses	0.38%	0.08%[3]	0.06%[3]
Acquired Fund Fees and Expenses	0.17%[4]	0.08%[5]	0.08%[5]
Total Annual Fund Operating Expenses	1.11%	0.49%	0.47%
Fee Waivers and/or Expense Reimbursements	—	(0.08)%[6]	(0.06)%[6]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.11%	0.41%[6]	0.41%[6]

*	Fund currently active, but no assets in share class as of December 31, 2017.

**	The sales charge for such shareholders are expected to be waived pursuant to the LifePath 2050 Acquiring Fund’s sales charge waiver policies.

[1]

A CDSC of 0.10% is assessed on certain redemptions of Investor P Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]

The fees and expenses shown in the table above and the example that follows with respect to the LifePath 2050 Acquiring Fund and the LifePath 2050 Combined Fund, as applicable, include the expenses of both the applicable Fund and the applicable Fund’s share of the allocated expenses of LifePath 2050 Acquiring Master Portfolio or the LifePath 2050 Combined Master Portfolio, as applicable. Management fees are paid by the LifePath 2050 Acquiring Master Portfolio and will continue to be paid by the LifePath 2050 Combined Master Portfolio following the closing of the Reorganization.

[3]	Other Expenses are based on estimated amounts for the current fiscal year.

[4]

“Acquired Fund Fees and Expenses” are indirect fees and expenses that the LifePath 2050 Target Fund incurs from investing in the shares of other investment companies. These expenses are based on the total expense ratio of the underlying funds disclosed in each underlying fund’s most recent shareholder report. Please note that the amount of “Total Annual Fund Operating Expenses” shown in the above table differs from the ratio of expenses to average net assets included in the “Financial Highlights” section of the LifePath 2050 Target Fund’s Prospectus, which reflects the operating expenses of the LifePath 2050 Target Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

[5]	Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.

[6]

BFA, the investment manager for the LifePath 2050 Acquiring Master Portfolio, and BAL, the administrator for the LifePath 2050 Acquiring Fund, have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.35% of average daily net assets for Investor P Shares through April 30, 2029. In addition, BFA and BAL have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.33% of average daily net assets for Investor P Shares through April 30, 2020. The LifePath 2050 Acquiring Fund may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. These contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Acquiring Trust or by a vote of a majority of the outstanding voting securities of LifePath 2050 Acquiring Fund. Following the closing of the Reorganization, these contractual agreements will remain in place with respect to the LifePath 2050 Combined Fund, except the second contractual agreement described above will be extended to April 30, 2021.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the LifePath 2050 Target Fund, the LifePath 2050 Acquiring Fund and the LifePath 2050 Combined Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated (for the periods ended December 31, 2017) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
LifePath 2050 Target Fund Class R-2 Shares	$113	$353	$612	$1,352
LifePath 2050 Acquiring Fund Investor P Shares	$565	$666	$777	$1,101
Pro Forma LifePath 2050 Combined Fund Investor P Shares	$565	$656	$763	$1,074

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect a Fund’s performance. During its most recent fiscal year ended December 31, 2017, each Fund had the following portfolio turnover rate, expressed as a percentage of the average value of its portfolio:

Fund	Rate
LifePath Retirement Target Fund	3%
LifePath Retirement Acquiring Fund	10%
LifePath 2020 Target Fund	7%
LifePath 2020 Acquiring Fund	9%
LifePath 2030 Target Fund	6%
LifePath 2030 Acquiring Fund	7%
LifePath 2040 Target Fund	6%
LifePath 2040 Acquiring Fund	6%
LifePath 2050 Target Fund	6%
LifePath 2050 Acquiring Fund	5%

U.S. Federal Income Tax Consequences

Each Reorganization is expected to qualify as a tax-free “reorganization” under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). In general, if the Reorganizations so qualify, the Target Funds and the Acquiring Funds will not recognize gain or loss for U.S. federal income tax purposes from the transactions contemplated by the Reorganizations (except for any gain or loss that may be required to be recognized solely as a result of the close of the Target Funds’ taxable year due to the Reorganizations or as a result of the transfer of certain assets). As a condition to the closing of the Reorganizations, the Acquiring Trust, on behalf of each Acquiring Fund, and the Target Trust, on behalf of each Target Fund, will receive an opinion from Dechert LLP to the effect that the corresponding Reorganization will qualify as a tax-free reorganization under Section 368 of the Code. An opinion of counsel is not binding on the Internal Revenue Service (the “IRS”) or any court and thus does not preclude the IRS from asserting, or a court from rendering, a contrary position.

The portfolio managers of each Acquiring Fund have reviewed the portfolio holdings of the corresponding Target Fund and, as of May 31, 2018, all of the securities held by each Target Fund comply with the investment strategies and/or investment restrictions of the corresponding Acquiring Fund, although the Acquiring Fund gains exposure to such investment strategies through different investment vehicles.

While the portfolio managers of each Acquiring Fund do not anticipate disposing of a material portion of the corresponding Target Fund’s holdings following the closing of the Reorganization, they do anticipate requesting the disposition of substantially all of the holdings of such Target Fund in preparation for the Reorganization. The purpose of these sales is to align the holdings in each Target Fund with those of the corresponding Acquiring Fund prior to the closing of the Reorganization. During this period, although each Target Fund will continue to follow its glidepath, it may deviate from its principal investment strategies of investing specifically in exchange-traded equity (including real estate investment trusts) and bond funds and money market funds to gain exposure to the underlying asset classes represented in the glidepath. SFIMC has estimated that the brokerage commission and other portfolio transaction costs relating to the realignment of each Target Fund’s portfolio prior to the Reorganization will be approximately: $159,492 or, based on shares outstanding as of December 31, 2017, $0.002 per share for LifePath Retirement Target Fund; $324,761 or, based on shares outstanding as of December 31, 2017, $0.002 per share for LifePath 2020 Target Fund; $537,040 or, based on shares outstanding as of December 31, 2017, $0.004 per share for LifePath 2030 Target Fund; $523,022 or, based on shares outstanding as of December 31, 2017, $0.005 per share for LifePath 2040 Target Fund; and $142,045 or, based on shares outstanding as of December 31, 2017, $0.004 per share for LifePath 2050 Target Fund.

If each Target Fund portfolio holdings were sold on December 31, 2017, the sales would result in a net capital gain position as follows, assuming the redemption of seed capital by SFMAIC from the LifePath 2050 Target Fund and all other Target Fund shareholders as of December 31, 2017 elect to participate in the Reorganization:

Target Fund	Net Capital Gain Position	Net Capital Gain Position (as $ per share)
LifePath Retirement Target Fund	$107,714,089	$1.16
LifePath 2020 Target Fund	$230,970,465	$1.59
LifePath 2030 Target Fund	$363,302,640	$2.42
LifePath 2040 Target Fund	$342,641,192	$3.17
LifePath 2050 Target Fund	$ 85,669,197	$2.27

These amounts do not take into account any available capital loss carryforwards, if any. Based on the net unrealized and realized capital gain position of the Target Funds as of December 31, 2017, including any available capital loss carryforwards, the anticipated sales of portfolio holdings prior to the closing of the Reorganization may result in the distribution of net capital gains to shareholders of the Target Fund. The actual amount of capital gains or losses resulting from the sale of the Target Fund’s portfolio holdings will differ from the amounts stated above due to changes in market conditions, portfolio composition and market values at the time of sale. In addition, following the Reorganization, certain internal restructurings are anticipated within each Acquiring Fund, which may result in taxable income being recognized.

If any of the portfolio assets of the applicable Target Fund are sold, or deemed sold, as a result of the termination of the Target Fund’s taxable year due to the Reorganizations or as a result of the transfer of an interest in a passive foreign investment company, the tax impact of such sales, deemed sales or transfers will depend on the difference between the price at which such portfolio assets are sold, deemed sold or transferred, and the Target Fund’s basis in such assets. Any gains will be distributed to the applicable Target Fund’s shareholders as either capital gain dividends (to the extent of long-term capital gains) or ordinary dividends (to the extent of short-term capital gains or ordinary income) during or with respect to the year of sale, deemed sale or transfer, and such distributions will be taxable to shareholders in non-tax qualified accounts. In addition, prior to the Reorganizations, each Target Fund will distribute to its shareholders all investment company taxable income and net realized capital gains not previously distributed to shareholders, and such distribution of investment company taxable income and net realized capital gains will be taxable to shareholders in non-tax qualified accounts.

At any time before the Reorganizations take place, a shareholder may redeem shares of the Target Funds. Generally, such redemptions would be taxable transactions. For more information about the U.S. federal income tax consequences of the Reorganization, see “Material U.S. Federal Income Tax Consequences of the Reorganization.”

Purchase, Redemption and Exchange of Shares

Acquiring Funds

Purchasing Shares. Each Acquiring Fund offers its shares to the public on a continuous basis. Investors may purchase Investor A or Institutional Shares of an Acquiring Fund either through their financial intermediary or directly through BFA or one of its affiliates by phone, mail or Internet if their account is held directly with BFA or one of its affiliates. Investor P Shares of an Acquiring Fund are only available to investors purchasing shares through registered representatives of an insurance company’s broker-dealer that has entered into an agreement with the applicable Acquiring Fund’s distributor to offer such shares. Only certain investors are eligible to buy Institutional Shares. Acquiring Fund shares may be purchased at a price based on the Acquiring Fund’s NAV, and subject to any applicable sales charges. Each Acquiring Fund’s NAV is calculated each day the New York

Stock Exchange (the “NYSE”) is open, generally as of the close of regular trading hours on the NYSE, based on prices at the time of closing. The price of Acquiring Fund shares is based on the next calculation of the Fund’s NAV after an order is placed. Any purchase orders placed prior to the close of business on the NYSE (generally 4:00 p.m. Eastern time) will be priced based on NAV determined that day, and subject to any applicable sales charges. Purchase orders placed after that time will be priced based on NAV determined on the next business day, and subject to any applicable sales charges.

Redeeming Shares. Shareholders may redeem Investor A or Institutional Shares of an Acquiring Fund through their financial intermediary or directly through BFA or one of its affiliates by phone, mail or internet if their account is held directly with BFA or one of its affiliates. Investor P Shares may only be redeemed through your financial intermediary. None of the Acquiring Funds charge redemption fees; however, a maximum CDSC of 0.10% is assessed on certain redemptions of Investor P Shares. Each Acquiring Fund’s shares are redeemed at NAV, which is calculated each day the NYSE is open, generally as of the close of regular trading hours on the NYSE, based on prices at the time of closing. The price of each Acquiring Fund’s shares is based on the next calculation of the Fund’s NAV after an order is placed. For a redemption request to be priced at NAV on the day of the request, shareholders must submit the request prior to that day’s close of business on the NYSE (generally 4:00 p.m. Eastern time). Any redemption request placed after that time will be priced at NAV at the close of business on the next business day. When redeeming shares of a Combined Fund received as a result of a Reorganization, the holding period for the Combined Fund shares will be calculated from the date the Target Fund shares were initially purchased by the shareholder.

Exchanging Shares. Investor A and Institutional Shares of an Acquiring Fund are generally exchangeable for shares of the same class of another fund in the BlackRock mutual fund complex, provided that the share class and fund is available and open to new investors. Investor P Shares are generally exchangeable for shares of Investor P Shares of another fund in the BlackRock mutual fund complex, to the extent such shares are offered by your financial intermediary. Shareholders can exchange $1,000 or more of Investor A or Investor P Shares from one fund into the same class of another fund which offers that class of shares (shareholders can exchange less than $1,000 of Investor A or Investor P Shares if they already have an account in the fund into which they are exchanging). There is no required minimum amount with respect to exchanges of Institutional Shares. Shares are exchanged at NAV.

Target Funds

Purchasing Shares. Investors may purchase Class A, Premier, Institutional, Class R-1, Class R-2 and Class R-3 Shares, as eligible. Class B Shares and Legacy Class B Shares no longer are available for purchase by new investors or by shareholders of each Target Fund who own Class B Shares or Legacy Class B Shares in existing accounts. Investors purchasing Class A, Premier and Institutional Shares may purchase shares by writing to SFIMC, by telephone, by the Internet or by automatic investing. Investors purchasing Class R-1, Class R-2 and Class R-3 Shares may purchase shares through their respective plan sponsor or administrator. Shares of a Target Fund may be purchased at their respective offering prices, which is NAV per share plus any applicable sales charge. The NAV for each Target Fund is determined as of the time of the close of regular session trading on the NYSE (currently at 4:00 p.m., Eastern time), on each day when the NYSE is open for business. Orders to purchase shares must be received by 4:00 p.m., Eastern time to get that day’s NAV. All purchases of Class A and Premier Shares are subject to the sales charge, unless they qualify for a sales charge reduction or waiver programs. Investors also may purchase Class A and Premier Shares without an initial sales charge if they purchase $500,000 or more of such shares. Institutional, Class R-1, Class R-2 and Class R-3 Shares do not impose an initial sales charge.

Redeeming Shares. Shareholders may redeem shares of each Target Fund on any day the NYSE is open for regular trading by sending a written request, by telephone, by fax, by Internet, by using SFIMC’s systematic withdrawal program, or by exchanging into another fund. If redeeming through the systematic withdrawal program, a shareholder may have a specified dollar amount withdrawn from the shareholder’s account, payable to the shareholder or to another designated payee on a monthly, quarterly, semiannual or annual basis. For an investment of $500,000 or more in Class A and Premier Shares of each Target Fund, a CDSC is charged if shares are redeemed within 12 months following their purchase at the rate of 0.5% on the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gains distributions) or the total cost of the shares. Class B and Legacy Class B shares were offered at NAV without an initial sales charge, but they are subject to a CDSC as set forth in the applicable schedule below:

Class B Shares CDSC Schedule
CDSC Applicable in the Year of Redemption After Purchase*
First	Second	Third	Fourth	Fifth	Sixth	Seventh	Eighth
5.00%	4.25%	3.50%	2.75%	2.00%	1.00%	0.00%	0.00%

Legacy Class B Shares CDSC Schedule
CDSC Applicable in the Year of Redemption After Purchase*
First	Second	Third	Fourth	Fifth	Sixth	Seventh	Eighth
3.00%	2.75%	2.75%	2.50%	2.00%	1.00%	0.00%	0.00%

*

No CDSC is paid on an exchange of shares, nor is one paid on the sale of shares received as a reinvestment of dividends or capital gains distribution. Class B and Legacy Class B Shares will convert to Class A or Premier Shares, depending upon the value of the account and related accounts at the time of conversion, after a full eight years, thus reducing future expenses associated with owning those shares.

Each Target Fund will redeem shares at such Fund’s NAV next determined after receipt by the Target Fund of a proper request for redemption. Receipt of an order in proper form means State Farm VP Management Corp. has received complete redemption instructions from the shareholder. Any applicable CDSC will be deducted from the redemption proceeds.

With respect to Class R-1, Class R-2 and Class R-3 Shares, shareholders should refer to documents provided by their plan sponsor or administrator for information relating to redeeming Target Fund shares.

Exchanging Shares. Shareholders may exchange their Target Fund shares for shares of the same class of another fund without a sales charge. Shares of each Target Fund may be exchanged in writing, by telephone and by the Internet. An exchange will be effective on the day a shareholder’s request is received, if it is received by State Farm VP Management Corp. before such Target Fund calculates its NAV on that day. A request received after the time the NAV is calculated will be effective at the next calculated NAV. Each Target Fund calculates its NAV as of the close of regular session trading on the NYSE (currently at 4:00 p.m., Eastern time) each day the NYSE is open for business. You have to meet the minimum investment requirements of the Target Fund into which you are exchanging.

With respect to Class R-1, Class R-2 and Class R-3 Shares, shareholders should refer to documents provided by their plan sponsor or administrator for information relating to exchanging Target Fund shares.

COMPARISON OF THE FUNDS

This section provides a comparison of the Funds. It describes the principal investment risks of investing in the Funds, followed by a description of the fundamental investment restrictions of each of the Funds. In addition, this section provides comparative performance charts and tables and information regarding management of the Funds and each of their investment advisory and administration agreements, as well as information about each Fund’s other service providers. The section also provides a description of each Fund’s distribution and service fees, information about dividends and distributions, procedures for purchase, redemption, exchange and valuation of shares and market timing policies.

Principal Investment Risks

Because of their identical investment objectives and similar investment strategies, each Target Fund and each Acquiring Fund are subject to similar principal investment risks associated with an investment in the relevant Fund. The principal risks of each Fund that are disclosed in its Prospectus are set out in the table below. The description of risks below may include risks to the Underlying Funds in which the applicable Acquiring Master Portfolio invests.

Risk	Target Funds	Acquiring Funds
Allocation Risk	Principal Risk	Principal Risk
Concentration Risk	Principal Risk	Principal Risk
Convertible Securities Risk	Principal Risk	Principal Risk
Debt Securities Risk	Principal Risk	Principal Risk
Depositary Receipts Risk	—	Principal Risk
Derivatives Risk	Principal Risk	Principal Risk
Emerging Markets Risk	Principal Risk	Principal Risk
Equity Securities Risk	Principal Risk	Principal Risk
ETF-Specific Risk	Principal Risk	Principal Risk—See “Shares of an ETF May Trade at Prices Other than Net Asset Value”
Foreign Securities Risk	Principal Risk	Principal Risk
Index Fund Risk	—	Principal Risk
Index-Related Risk	—	Principal Risk
Investment Style Risk	Principal Risk	—
Investments in Exchange-traded Funds Risk	Principal Risk	Principal Risk—See “Investments in Mutual Funds and ETFs Risk”
Investments in Mutual Funds and ETFs Risk	Principal Risk—See “Investments in Exchange-traded Funds Risk”	Principal Risk
Junk Bonds Risk	Principal Risk	—
Leverage Risk	Principal Risk	Principal Risk
Management Risk	Principal Risk—See “ETF Specific Risk”	Principal Risk
Market Risk and Selection Risk	Principal Risk	Principal Risk
Mid Cap Securities Risk	Principal Risk—See “Small and Mid-Capitalization Company Risk”	Principal Risk
Mortgage- and Asset-Backed Securities Risk	Principal Risk	Principal Risk
Passive Investment Risk	Principal Risk	Principal Risk
Real Estate Related Securities Risk	—	Principal Risk

Risk	Target Funds	Acquiring Funds
REIT Investment Risk	Principal Risk	Principal Risk
Representative Sampling Risk	Principal Risk—See “ETF Specific Risk”	Principal Risk
Retirement Income Risk	Principal Risk	Principal Risk
Securities Lending Risk	Principal Risk	—
Shares of an ETF May Trade at Prices Other Than Net Asset Value	Principal Risk—See “ETF Specific Risk”	Principal Risk
Small and Mid-Capitalization Company Risk	Principal Risk	Principal Risk—See “Small Cap and Emerging Growth Securities Risk” and “Mid Cap Securities Risk”
Small Cap and Emerging Growth Securities Risk	Principal Risk—See “Small and Mid-Capitalization Company Risk”	Principal Risk
Tracking Error Risk	Principal Risk—See “ETF Specific Risk”	Principal Risk
Treasury Obligations Risk	Principal Risk—See “U.S. Treasury Obligations Risk”	Principal Risk
U.S. Government Obligations Risk	Principal Risk	Principal Risk
U.S. Treasury Obligations Risk	Principal Risk	Principal Risk—See “Treasury Obligations Risk”

Combined Fund

Risk is inherent in all investing. The value of your investment in a Combined Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in a Combined Fund or your investment may not perform as well as other similar investments. An investment in a Combined Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in a Combined Fund. References to the “Fund” in the description of risks below may include the Underlying Funds in which a Combined Fund’s master portfolio invests, as applicable.

The following discussion describes the principal risks that may affect the Acquiring Funds and, therefore, the Combined Funds. You will find additional descriptions of specific risks in the Acquiring Funds Prospectus for your applicable share class, which accompanies this Combined Prospectus/Proxy Statement and is incorporated herein by reference.

Allocation Risk—A Combined Fund’s ability to achieve its investment goals depends upon such Combined Fund’s asset class allocation and the mix of Underlying Funds. There is a risk that the asset class allocation or the combination of Underlying Funds may be incorrect in view of actual market conditions. In addition, the asset allocation or the combination of Underlying Funds determined by BFA could result in underperformance as compared to funds with similar investment objectives and strategies.

Concentration Risk—To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

Convertible Securities Risk—The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

Debt Securities Risk—Debt securities, such as bonds, involve interest rate risk, credit risk, extension risk, and prepayment risk, among other things.

Interest Rate Risk—The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise.

Each Combined Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of a Combined Fund’s investments would be expected to decrease by 10%. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of a Combined Fund’s investments will not affect interest income derived from instruments already owned by such Combined Fund, but will be reflected in such Combined Fund’s NAV. A Combined Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Combined Fund management.

To the extent each Combined Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of such Combined Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a Combined Fund to the extent that it invests in floating rate debt securities.

These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change.

A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities. Heavy redemptions could cause a Combined Fund to sell assets at inopportune times or at a loss or depressed value and could hurt such Combined Fund’s performance.

Credit Risk—Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of a Combined Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Extension Risk—When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.

Prepayment Risk—When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and a Combined Fund may have to invest the proceeds in securities with lower yields.

Depositary Receipts Risk—Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. In addition to investment risks associated with the underlying issuer, depositary receipts expose the Combined Fund to additional risks associated with the non-uniform terms that apply to depositary receipt programs, credit exposure to the depository bank and to the sponsors and other parties with whom the depository bank establishes the programs, currency risk and liquidity risk. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts.

Derivatives Risk—A Combined Fund’s use of derivatives may increase its costs, reduce such Combined Fund’s returns and/or increase volatility. Derivatives involve significant risks, including:

Volatility Risk—Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of a Combined Fund’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.

Counterparty Risk—Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

Market and Liquidity Risk—The possible lack of a liquid secondary market for derivatives and the resulting inability of a Combined Fund to sell or otherwise close a derivatives position could expose such Combined Fund to losses and could make derivatives more difficult for such Combined Fund to value accurately.

Valuation Risk—Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them.

Hedging Risk—Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that a Combined Fund’s hedging transactions will be effective. The use of hedging may result in certain adverse tax consequences.

Tax Risk—Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. Such treatment may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income a Combined Fund realizes from its investments.

Regulatory Risk—Derivative contracts, including, without limitation, swaps, currency forwards and non-deliverable forwards, are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) in the United States and under comparable regimes in Europe, Asia and other non-U.S. jurisdictions. Under the Dodd-Frank Act, certain derivatives are subject to margin requirements and swap dealers are required to collect margin from a Combined Fund with respect to such derivatives. Specifically, regulations are now in effect that require swap dealers to post and collect variation margin (comprised of specified liquid instruments and subject to a required haircut) in connection with trading of over-the-counter (“OTC”) swaps with a Combined Fund. Shares of investment companies (other than certain money market funds) may not be posted as collateral under these regulations. Requirements for posting of initial margin in connection with OTC swaps will be phased-in through 2020. In addition, regulations adopted by prudential regulators that will begin to take effect in 2019 will require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many derivatives contracts, terms that delay or restrict the rights of counterparties, such as the Combined Funds, to terminate such contracts, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. The implementation of these requirements with respect to derivatives, as well as regulations under the Dodd-Frank Act regarding clearing, mandatory trading and margining of other derivatives, may increase the costs and risks to a Combined Fund of trading in these instruments and, as a result, may affect returns to investors in such Combined Fund.

Emerging Markets Risk—Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

Equity Securities Risk—Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

Foreign Securities Risk—Foreign investments often involve special risks not present in U.S. investments that can increase the chances that a Combined Fund will lose money. These risks include:

•

Each Combined Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

•	Changes in foreign currency exchange rates can affect the value of a Combined Fund’s portfolio.

•

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

•

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

•	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

•

The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe. These events may affect the value and liquidity of certain of a Combined Fund’s investments.

Index Fund Risk—An index fund has operating and other expenses while an index does not. As a result, while an Underlying Fund will attempt to track the applicable index as closely as possible, it will tend to underperform the index to some degree over time. If an index fund is properly correlated to its stated index, the fund will perform poorly when the index performs poorly.

Index-Related Risk—There is no guarantee that an Underlying Fund’s investment results will have a high degree of correlation to those of its underlying index or that each Combined Fund will achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on an Underlying Fund’s ability to adjust its exposure to the required levels in order to track its underlying index. Errors in index data, index computations or the construction of an underlying index in accordance with its methodology may occur from time to time and may not be identified and corrected by the index provider for a period of time or at all, which may have an adverse impact on a Combined Fund or an Underlying Fund and its shareholders.

Investments in Mutual Funds and ETFs Risk—Because each Combined Fund invests substantially all of its assets in Underlying Funds, its investment performance is related to the performance of the Underlying Funds. A Combined Fund may also directly invest in exchange-traded funds (“ETFs”). Each Combined Fund’s NAV will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in a Combined Fund will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

Leverage Risk—Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose a Combined Fund to greater risk and increase its costs. The use of leverage may cause a Combined Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of a Combined Fund’s portfolio will be magnified when such Combined Fund uses leverage.

Management Risk—As an Underlying Fund may not fully replicate its underlying index, it is subject to the risk that Underlying Fund’s investment manager’s investment strategy may not produce the intended results.

Market Risk and Selection Risk—Market risk is the risk that one or more markets in which a Combined Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Combined Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Mid Cap Securities Risk—The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

Mortgage- and Asset-Backed Securities Risks—Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

Passive Investment Risk—Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold securities of companies that present risks that an investment adviser researching individual securities might seek to avoid.

Real Estate Related Securities Risk—The main risk of real estate-related securities is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, vacancy rates, tenant bankruptcies, the ability to re-lease space under expiring leases on attractive terms, the amount of new construction in a particular area, the laws and regulations (including zoning, environmental and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgage financing and changes in interest rates may also affect real estate values. If a Combined Fund’s real estate-related investments are concentrated in one geographic area or in one property type, such Combined Fund will be particularly subject to the risks associated with that area or property type. Many issuers of real estate-related securities are highly leveraged, which increases the risk to holders of such securities. The value of the securities the Fund buys will not necessarily track the value of the underlying investments of the issuers of such securities.

REIT Investment Risk—Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings of securities and may be more volatile than other securities. REIT issuers are also subject to the possibilities of failing to qualify for tax free pass-through of income and failing to maintain their exemptions from investment company registration.

Representative Sampling Risk—If an Underlying Fund utilizes a representative sampling strategy, the Underlying Fund is subject to an increased risk of tracking error because the securities selected for the Underlying Fund in the aggregate may vary from the investment profile of its index.

Retirement Income Risk—Each Combined Fund does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. Each Combined Fund also does not ensure that you will have assets in your account sufficient to cover your retirement expenses; this will depend on the amount of money you have invested in a Combined Fund, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

Shares of an ETF May Trade at Prices Other Than Net Asset Value—Shares of an ETF trade on exchanges at prices at, above or below their most recent NAV. The per share NAV of an ETF is calculated at the end of each business day and fluctuates with changes in the market value of the ETF’s holdings since the most recent calculation. The trading prices of an ETF’s shares fluctuate continuously throughout trading hours based on market supply and demand rather than NAV. The trading prices of an ETF’s shares may deviate significantly from NAV during periods of market volatility. Any of these factors may lead to an ETF’s shares trading at a premium or discount to NAV. However, because shares can be created and redeemed in creation units, which are aggregated blocks of shares that authorized participants who have entered into agreements with the ETF’s distributor can purchase or redeem directly from the ETF, at NAV (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs), large discounts or premiums to the NAV of an ETF are not likely to be sustained over the long-term. While the creation/redemption feature is designed to make it likely that an ETF’s shares normally trade on exchanges at prices close to the ETF’s next calculated NAV, exchange prices are not expected to correlate exactly with an ETF’s NAV due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from NAV. If a shareholder purchases at a time when the market price is at a premium to the NAV or sells at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Small Cap and Emerging Growth Securities Risk—Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a more limited management group than larger capitalized companies.

Tracking Error Risk—Tracking error is the divergence of an Underlying Fund’s performance from that of its underlying index. Tracking error may occur because of differences between the securities and other instruments held in the Underlying Fund’s portfolio and those included in its underlying index, pricing differences, differences in transaction costs, the Underlying Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to an underlying index or the costs to the Underlying Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because an Underlying Fund incurs fees and expenses, while its underlying index does not.

Treasury Obligations Risk—Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of a Combined Fund.

U.S. Government Obligations Risk—Certain securities in which each Combined Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

Fundamental Investment Restrictions

Target Funds and Acquiring Funds

The Funds have some similar and some differing fundamental investment restrictions. A complete list of each Fund’s fundamental investment restrictions is located in Appendix I. Generally, each Fund has a fundamental investment restriction (with certain exceptions) limiting its ability to: (i) make investments inconsistent with a Fund’s classification as a diversified company under the 1940 Act; (ii) invest more than 25% or more its total assets in a particular industry; (iii) purchase real estate; (iv) underwrite securities; (v) borrow money; (vi) lend securities; and (vii) issue senior securities.

For purposes of this section and only with respect to the Acquiring Funds, references to the “1940 Act” include any rules promulgated thereunder and any guidance, interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, including court interpretations, and exemptive, no-action or other relief or permission from the SEC, SEC staff or other authority.

Although the Funds’ fundamental investment restrictions are substantially similar, there are some differences. A discussion of the relevant differences follows.

Each Fund has a fundamental investment restriction limiting the Fund’s ability to make investments inconsistent with the Fund’s classification as a diversified company under the 1940 Act. The fundamental restriction for the Acquiring Funds specifically notes that each Acquiring Fund may not purchase the securities of any single issuer if, as a result, with respect to 75% of its total assets, more than 5% of the value of its total assets would be invested in the securities of such issuer or the Acquiring Fund’s ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit an Acquiring Fund’s cash or cash items, investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies. Each Target Fund will not make any investment inconsistent with the Fund’s classification as a diversified company under the 1940 Act.

Each Fund has a fundamental investment restriction limiting its ability to purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry. Each Acquiring Fund may not purchase the securities of issuers conducting their principal business activity in the same industry, if immediately after the purchase and as a result thereof, the value of an Acquiring Fund’s investments in that industry would equal or exceed 25% of the current value of the Acquiring Fund’s total assets, provided that this restriction does not limit an Acquiring Fund’s (i) investments in securities of other investment companies, (ii) investments in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or (iii) investments in repurchase agreements collateralized by U.S. government securities. Each Target Fund will not invest 25% or more of its total assets (taken at market value at the time of each investment) in the securities of issuers primarily engaged in the same industry (excluding the U.S. Government or any of its agencies or instrumentalities). For purposes of this limitation on investments of the Target Funds, these restrictions do not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

Each Fund has a fundamental investment restriction limiting a Fund’s ability to purchase real estate. An Acquiring Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent an Acquiring Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business). A Target Fund will not purchase real estate or any interest therein, except through the purchase of corporate or certain government securities

(including securities secured by a mortgage or a leasehold interest or other interest in real estate). For purposes of this investment restriction, a security issued by a real estate or mortgage investment trust is not treated as an interest in real estate.

Though each Fund has a fundamental investment restriction limiting its ability to act as an underwriter of securities, each Fund’s exceptions differ. The Acquiring Funds may not underwrite securities of other issuers except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with an Acquiring Fund’s investment program may be deemed to be an underwriting. Further, an Acquiring Fund may purchase securities issued by an open-end management investment company, or a series thereof, with a substantially identical investment objective, policies and restrictions as the Acquiring Fund without constituting an underwriting for purposes of this investment restriction. The Target Funds will not underwrite securities of other issuers except insofar as the Target Trust may be deemed to be an underwriter for purposes of the Securities Act of 1933, as amended (the “1933 Act”), in selling portfolio securities. Each Target Fund may, notwithstanding any other fundamental policy or restriction, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and restrictions of such Target Fund.

Each Fund has a fundamental investment restriction limiting it from borrowing money, though each Fund’s exceptions differ. The Acquiring Funds may not borrow money, except to the extent permitted under the 1940 Act. With respect to this investment restriction, the 1940 Act currently allows an Acquiring Fund to borrow up to one-third of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. In addition, the Acquiring Funds have received an exemptive order from the SEC permitting them to borrow through an interfund lending program, subject to the conditions of the exemptive order. The Target Funds may not borrow money, except that, for temporary purposes: (a) a Target Fund may borrow from banks (as defined in the 1940 Act) or through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed), taken at market value at the time of the borrowing; (b) a Target Fund may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets (including the amount borrowed), taken at market value at the time of the borrowing; and (c) a Target Fund may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities.

Each Fund has a fundamental investment restriction limiting it from making loans, though the Acquiring Funds may lend to the extent permitted under the 1940 Act. The Acquiring Funds may not make loans to other parties, except to the extent permitted under the 1940 Act. For purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans. With respect to this limitation, the 1940 Act and regulatory interpretations currently limit the percentage of an Acquiring Fund’s securities that may be loaned to one-third of the value of its total assets. The Target Funds will not lend any security or make any other loan, except through: (a) the purchase of debt obligations in accordance with a Target Fund’s investment objectives and policies; (b) repurchase agreements with banks, brokers, dealers and other financial institutions; and (c) loans of securities as permitted by applicable law.

Each Fund has a fundamental investment restriction limiting it from purchasing or selling commodities, though each Fund’s exceptions differ. The Acquiring Funds may not purchase or sell commodities, provided that (a) currency will not be deemed to be a commodity for purposes of this restriction; (b) this investment restriction does not limit the purchase or sale of futures contracts, forward contracts or options; and (c) this investment restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments. The Target Funds may not purchase or sell commodities or commodity contracts, except that a Target Fund may enter into (a) futures, options and options on futures, (b) forward contracts and (c) other financial transactions not requiring the delivery of physical commodities.

Each Fund has a fundamental investment restriction limiting it from issuing senior securities, though each Fund’s exceptions differ. The Acquiring Funds may not issue senior securities except to the extent permitted under the 1940 Act. The Target Funds may not issue senior securities except to the extent the activities permitted under the fundamental restrictions on borrowing money and purchasing and selling commodities or commodities contracts may be deemed to give rise to a senior security.

After the Reorganization, BFA will manage the Combined Funds as investment manager, pursuant to the investment restrictions of the Acquiring Funds.

The Funds have also adopted certain non-fundamental investment restrictions, as listed under Appendix I, which may be changed in connection with the Reorganization by the board of the Acquiring Trust or the Target Trust, as applicable, without shareholder approval. Following completion of the Reorganizations, each Combined Fund will have the same fundamental and non-fundamental investment restrictions as the applicable Acquiring Fund.

Performance Information

Target Funds

The following bar chart and table illustrate the risks of investing in the Target Funds. The bar charts show changes in each Target Fund’s returns year to year. The information in each bar chart relates to Premier Shares, except for LifePath 2050 Target Fund, which lists information related to Class A Shares as the Premier Shares for that Target Fund were not available for sale until May 23, 2016. Sales charges or loads are not reflected in the bar charts, and if the amounts were included, the returns would be lower than indicated. The tables compare each Target Fund’s average annual total returns, which reflect the deduction of the maximum sales charges or loads, for the periods listed to measures of market performance. This information is intended to help you assess the variability of Target Fund returns over the periods listed. The Target Funds’ past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information for each Target Fund is available at https://www.statefarm.com/finances/
mutual-funds/investment-resources/price-performance-distributions/state-farm-fund-performance or by calling 1-800-447-4930.

The measures of market performance used for the tables include S&P 500 Index, Bloomberg Barclays U.S. Aggregate Bond Index and each Target Fund’s custom blended benchmark. The blended benchmark is a hypothetical representation of the performance of the applicable Target Fund’s asset classes according to their weightings as of the most recent quarter end. The weightings of the various indexes that are included in each Target Fund’s custom benchmark are adjusted quarterly to reflect the applicable Target Fund’s changing asset allocation over time. As of December 31, 2017, the Bloomberg Barclays U.S. Aggregate Bond Index, Russell 1000 Index, Russell 2000 Index, MSCI ACWI ex-U.S. IMI Index, Cohen & Steers Realty Majors Index and Bloomberg Barclays U.S. TIPS Index were used to calculate the Target Fund’s custom benchmark, except for LifePath 2050 Target Fund’s custom benchmark which used the Bloomberg Barclays U.S. Aggregate Bond Index, Russell 1000 Index, Russell 2000 Index, MSCI ACWI ex-U.S. IMI Index and the Cohen & Steers Realty Majors Index.

Premier Shares

ANNUAL TOTAL RETURNS

LifePath Retirement Target Fund

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 9.70% (quarter ended September 30, 2009) and the lowest return for a quarter was -7.86% (quarter ended December 31, 2008).

As of 12/31/17 Average Annual Total Returns	1 Year	5 Years	10 Years
State Farm LifePath® Retirement Fund—Premier Shares (formerly known as Legacy Class A Shares)
Return Before Taxes	4.53%	3.63%	3.82%
Return After Taxes on Distributions	3.87%	2.70%	2.98%
Return After Taxes on Distributions and Sale of Fund Shares	2.77%	2.55%	2.75%
State Farm LifePath® Retirement Fund—Legacy Class B Shares Return Before Taxes	6.93%	3.99%	2.61%
State Farm LifePath® Retirement Fund—Class A Shares Return Before Taxes	4.47%	3.62%	3.81%
State Farm LifePath® Retirement Fund—Class B Shares Return Before Taxes	4.72%	3.82%	2.45%
State Farm LifePath® Retirement Fund—Class R-1 Shares	9.84%	4.39%	4.03%
State Farm LifePath® Retirement Fund—Class R-2 Shares	9.93%	4.56%	4.22%
State Farm LifePath® Retirement Fund—Class R-3 Shares	9.96%	4.84%	4.50%
State Farm LifePath® Retirement Fund—Institutional Shares Return Before Taxes	10.03%	4.92%	4.58%
Blended Benchmark (reflects no deduction for fees, expenses or taxes)	10.54%	5.49%	5.06%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	21.83%	15.79%	8.50%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	3.54%	2.10%	4.01%

Premier Shares

ANNUAL TOTAL RETURNS

LifePath 2020 Target Fund

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 13.67% (quarter ended June 30, 2009) and the lowest return for a quarter was -14.24% (quarter ended December 31, 2008).

As of 12/31/17 Average Annual Total Returns	1 Year	5 Years	10 Years
State Farm LifePath® 2020 Fund—Premier Shares (formerly known as Legacy Class A Shares)
Return Before Taxes	5.98%	4.72%	3.51%
Return After Taxes on Distributions	5.13%	3.49%	2.67%
Return After Taxes on Distributions and Sale of Fund Shares	3.78%	3.35%	2.54%
State Farm LifePath® 2020 Fund—Legacy Class B Shares Return Before Taxes	8.38%	5.08%	3.70%
State Farm LifePath® 2020 Fund—Class A Shares Return Before Taxes	5.82%	4.68%	3.48%
State Farm LifePath® 2020 Fund—Class B Shares Return Before Taxes	6.22%	4.81%	3.47%
State Farm LifePath® 2020 Fund—Class R-1 Shares	11.29%	5.46%	3.70%
State Farm LifePath® 2020 Fund—Class R-2 Shares	11.32%	5.64%	3.90%
State Farm LifePath® 2020 Fund—Class R-3 Shares	11.43%	5.91%	4.19%
State Farm LifePath® 2020 Fund—Institutional Shares Return Before Taxes	11.48%	5.99%	4.25%
Blended Benchmark (reflects no deduction for fees, expenses or taxes)	12.04%	6.61%	4.88%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	21.83%	15.79%	8.50%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	3.54%	2.10%	4.01%

Premier Shares

ANNUAL TOTAL RETURNS

LifePath 2030 Target Fund

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 16.67% (quarter ended June 30, 2009) and the lowest return for a quarter was -18.01% (quarter ended December 31, 2008).

As of 12/31/17 Average Annual Total Returns	1 Year	5 Years	10 Years
State Farm LifePath® 2030 Fund—Premier Shares (formerly known as Legacy Class A Shares)
Return Before Taxes	9.79%	6.44%	3.85%
Return After Taxes on Distributions	9.06%	5.21%	3.08%
Return After Taxes on Distributions and Sale of Fund Shares	5.98%	4.76%	2.86%
State Farm LifePath® 2030 Fund—Legacy Class B Shares Return Before Taxes	12.36%	6.83%	4.05%
State Farm LifePath® 2030 Fund—Class A Shares Return Before Taxes	9.67%	6.40%	3.83%
State Farm LifePath® 2030 Fund—Class B Shares Return Before Taxes	10.43%	6.72%	3.83%
State Farm LifePath® 2030 Fund—Class R-1 Shares	15.32%	7.19%	4.06%
State Farm LifePath® 2030 Fund—Class R-2 Shares	15.37%	7.37%	4.24%
State Farm LifePath® 2030 Fund—Class R-3 Shares	15.44%	7.65%	4.56%
State Farm LifePath® 2030 Fund—Institutional Shares Return Before Taxes	15.51%	7.73%	4.61%
Blended Benchmark (reflects no deduction for fees, expenses or taxes)	16.08%	8.39%	5.34%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	21.83%	15.79%	8.50%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	3.54%	2.10%	4.01%

Premier Shares

ANNUAL TOTAL RETURNS

LifePath 2040 Target Fund

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 19.01% (quarter ended June 20, 2009) and the lowest return for a quarter was -20.89% (quarter ended December 31, 2008).

As of 12/31/17 Average Annual Total Returns	1 Year	5 Years	10 Years
State Farm LifePath® 2040 Fund—Premier Shares (formerly known as Legacy Class A Shares)
Return Before Taxes	13.19%	7.85%	4.09%
Return After Taxes on Distributions	12.55%	6.63%	3.37%
Return After Taxes on Distributions and Sale of Fund Shares	7.94%	5.92%	3.10%
State Farm LifePath® 2040 Fund—Legacy Class B Shares Return Before Taxes	15.91%	8.26%	4.28%
State Farm LifePath® 2040 Fund—Class A Shares Return Before Taxes	12.98%	7.80%	4.06%
State Farm LifePath® 2040 Fund—Class B Shares Return Before Taxes	13.89%	8.14%	4.06%
State Farm LifePath® 2040 Fund—Class R-1 Shares	18.85%	8.62%	4.27%
State Farm LifePath® 2040 Fund—Class R-2 Shares	18.93%	8.80%	4.48%
State Farm LifePath® 2040 Fund—Class R-3 Shares	18.93%	9.05%	4.87%
State Farm LifePath® 2040 Fund—Institutional Shares Return Before Taxes	19.02%	9.14%	4.84%
Blended Benchmark (reflects no deduction for fees, expenses or taxes)	19.62%	9.83%	5.65%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	21.83%	15.79%	8.50%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	3.54%	2.10%	4.01%

Class A Shares

ANNUAL TOTAL RETURNS

LifePath 2050 Target Fund

As of 12/31

During the periods shown in the bar chart, the highest return for a quarter was 20.76% (quarter ended June 30, 2009) and the lowest return for a quarter was -16.90% (quarter ended September 30, 2011).

As of 12/31/17 Average Annual Total Returns	1 Year	5 Years	Since Inception (July 14, 2008)
State Farm LifePath® 2050 Fund—Class A Shares (Inception Date July 14, 2008)
Return Before Taxes	14.40%	8.65%	6.05%
Return After Taxes on Distributions	13.89%	7.46%	5.08%
Return After Taxes on Distributions and Sale of Fund Shares	8.55%	6.55%	4.61%
State Farm LifePath® 2050 Fund—Class R-1 Shares	20.21%	9.46%	6.33%
State Farm LifePath® 2050 Fund—Class R-2 Shares	20.24%	9.63%	6.51%
Blended Benchmark (reflects no deduction for fees, expenses or taxes)	21.16%	10.76%	7.90%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	21.83%	15.79%	10.94%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	3.54%	2.10%	4.05%

As of 12/31/17 Average Annual Total Returns	1 Year	Since Inception (May 23, 2016)
State Farm LifePath® 2050 Fund—Premier Shares Return Before Taxes	14.56%	23.26%
Blended Benchmark (reflects no deduction for fees, expenses or taxes)	21.16%	17.16%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	21.83%	20.47%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	3.54%	1.81%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Target Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares may exceed Return Before Taxes due to the tax benefits of realizing a capital loss on the sale of Fund shares, which is factored into the result. The after-tax returns are shown for Premier Shares only, and the after-tax returns for Class A, Class B, Legacy Class B, Class R-1, Class R-2, Class R-3 and Institutional Shares will vary.

Acquiring Funds

The information shows how each Acquiring Fund’s performance has varied year by year and provides some indication of the risks of investing in each Acquiring Fund. Investor P Shares do not have a performance history as of the date of this Combined Prospectus/Proxy Statement. As a result, the tables below give you a picture of the long-term performance for Investor A Shares of each Acquiring Fund. The actual returns of Investor P Shares would have been lower than those of the Investor A Shares because Investor P Shares have a sales charge and Investor A Shares do not.

The average annual total returns table compares the performance of each Acquiring Fund to that of the Russell 1000® Index, except for LifePath Retirement Acquiring Fund, which compares performance against the Bloomberg Barclays U.S. Aggregate Bond Index, and each Acquiring Fund’s corresponding custom benchmark. Each custom benchmark is a customized weighted index comprised of the Bloomberg Barclays U.S. Aggregate Bond Index, Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L), FTSE EPRA/NAREIT Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index, Russell 2000® Index except for LifePath 2050 Acquiring Fund’s applicable custom benchmark, which is comprised of Bloomberg Barclays U.S. Aggregate Bond Index, FTSE EPRA/NAREIT Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000 Index and Russell 2000 Index, all of which are representative of the asset classes in which an Acquiring Fund invests according to their weightings as of the most recent quarter-end. The weightings of the indexes in the Acquiring Fund’s custom benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Acquiring Fund’s asset allocation strategy. The returns of each Acquiring Fund’s custom benchmark shown in the average annual total returns table are not recalculated or restated when they are adjusted to reflect such Acquiring Fund’s asset allocation strategy but rather reflect the Acquiring Fund’s custom benchmark’s actual allocation over time, which may be different from the current allocation. Effective November 28, 2014, each Acquiring Fund changed its glide path and target asset allocation to target higher levels of equity exposure for such Acquiring Fund throughout the glide path. Performance for the periods shown prior to November 28, 2014 is based on the prior glide path and target asset allocation. To the extent that dividends and distributions have been paid by an Acquiring Fund, the performance information for such Acquiring Fund in the chart and table assumes reinvestment of the dividends and distributions. How an Acquiring Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. The table includes all applicable fees. If BFA, BlackRock Advisors, LLC (“BAL”) and their affiliates had not waived or reimbursed certain Acquiring Fund expenses during these periods, each Acquiring Fund’s returns would have been lower. Updated information on each Acquiring Fund’s performance, including its current NAV, can be obtained by visiting http://www.blackrock.com or can be obtained by phone at (800) 882-0052.

Investor A Shares

ANNUAL TOTAL RETURNS

LifePath Retirement Acquiring Fund

As of 12/31

During the periods shown in the bar chart, the highest return for a quarter was 4.83% (quarter ended March 31, 2012) and the lowest return for a quarter was -3.19% (quarter ended September 30, 2015).

As of 12/31/17 Average Annual Total Returns	1 Year	5 Years	Since Inception (May 31, 2011)
BlackRock LifePath® Index Retirement Fund—Investor A Shares
Return Before Taxes	10.43%	5.59%	5.45%
Return After Taxes on Distributions	9.62%	4.76%	4.69%
Return After Taxes on Distributions and Sale of Fund Shares	6.04%	4.06%	4.01%
BlackRock LifePath® Index Retirement Fund—Institutional Shares Return Before Taxes	10.69%	5.86%	5.71%
LifePath Index Retirement Fund Custom Benchmark (Reflects no deduction for fees, expenses or taxes)	10.86%	6.06%	5.89%
Bloomberg Barclays U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)	3.54%	2.10%	2.94%

Investor A Shares

ANNUAL TOTAL RETURNS

LifePath 2020 Acquiring Fund

As of 12/31

During the periods shown in the bar chart, the highest return for a quarter was 6.92% (quarter ended March 31, 2012) and the lowest return for a quarter was -4.06% (quarter ended September 30, 2015).

As of 12/31/17 Average Annual Total Returns	1 Year	5 Years	Since Inception (May 31, 2011)
BlackRock LifePath® Index 2020 Fund—Investor A Shares
Return Before Taxes	12.03%	6.74%	6.11%
Return After Taxes on Distributions	11.20%	5.91%	5.36%
Return After Taxes on Distributions and Sale of Fund Shares	6.99%	4.99%	4.57%
BlackRock LifePath® Index 2020 Fund—Institutional Shares Return Before Taxes	12.28%	7.00%	6.39%
LifePath Index 2020 Fund Custom Benchmark (Reflects no deduction for fees, expenses or taxes)	12.39%	7.20%	6.55%
Russell 1000® Index (Reflects no deduction for fees, expenses or taxes)	21.69%	15.71%	13.21%

Investor A Shares

ANNUAL TOTAL RETURNS

LifePath 2030 Acquiring Fund

As of 12/31

During the periods shown in the bar chart, the highest return for a quarter was 9.06% (quarter ended March 31, 2012) and the lowest return for a quarter was -5.58% (quarter ended September 30, 2015).

As of 12/31/17 Average Annual Total Returns	1 Year	5 Years	Since Inception (May 31, 2011)
BlackRock LifePath® Index 2030 Fund—Investor A Shares
Return Before Taxes	16.01%	8.55%	7.34%
Return After Taxes on Distributions	15.21%	7.71%	6.60%
Return After Taxes on Distributions and Sale of Fund Shares	9.29%	6.47%	5.59%
BlackRock LifePath® Index 2030 Fund—Institutional Shares Return Before Taxes	16.29%	8.80%	7.59%
LifePath Index 2030 Fund Custom Benchmark (Reflects no deduction for fees, expenses or taxes)	16.41%	8.99%	7.74%
Russell 1000® Index (Reflects no deduction for fees, expenses or taxes)	21.69%	15.71%	13.21%

Investor A Shares

ANNUAL TOTAL RETURNS

LifePath 2040 Acquiring Fund

As of 12/31

During the periods shown in the bar chart, the highest return for a quarter was 10.58% (quarter ended March 31, 2012) and the lowest return for a quarter was -6.97% (quarter ended September 30, 2015).

As of 12/31/17 Average Annual Total Returns	1 Year	5 Years	Since Inception (May 31, 2011)
BlackRock LifePath® Index 2040 Fund—Investor A Shares
Return Before Taxes	19.56%	10.02%	8.28%
Return After Taxes on Distributions	18.75%	9.17%	7.55%
Return After Taxes on Distributions and Sale of Fund Shares	11.33%	7.67%	6.38%
BlackRock LifePath® Index 2040 Fund—Institutional Shares Return Before Taxes	19.89%	10.29%	8.56%
LifePath Index 2040 Fund Custom Benchmark (Reflects no deduction for fees, expenses or taxes)	19.93%	10.46%	8.70%
Russell 1000® Index (Reflects no deduction for fees, expenses or taxes)	21.69%	15.71%	13.21%

Investor A Shares

ANNUAL TOTAL RETURNS

LifePath 2050 Acquiring Fund

As of 12/31

During the periods shown in the bar chart, the highest return for a quarter was 11.93% (quarter ended March 31, 2012) and the lowest return for a quarter was -7.31% (quarter ended September 30, 2015).

As of 12/31/17 Average Annual Total Returns	1 Year	5 Years	Since Inception (May 31, 2011)
BlackRock LifePath® Index 2050 Fund—Investor A Shares
Return Before Taxes	21.14%	10.96%	8.83%
Return After Taxes on Distributions	20.32%	10.14%	8.14%
Return After Taxes on Distributions and Sale of Fund Shares	12.24%	8.46%	6.85%
BlackRock LifePath® Index 2050 Fund—Institutional Shares Return Before Taxes	21.38%	11.22%	9.10%
LifePath Index 2050 Fund Custom Benchmark (Reflects no deduction for fees, expenses or taxes)	21.42%	11.40%	9.26%
Russell 1000® Index (Reflects no deduction for fees, expenses or taxes)	21.69%	15.71%	13.21%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor P and Institutional Shares will vary.

Additional Information

Combined Funds. The accounting survivor of each Reorganization will be the applicable Acquiring Fund. As a result, each Combined Fund will continue the performance history of the corresponding Acquiring Fund after the closing of the applicable Reorganization.

Master/Feeder and Fund of Funds Structures

The Acquiring Funds do not have their own investment adviser. Instead, each Acquiring Fund invests all of its assets in the corresponding Acquiring Master Portfolio, which has an investment objective, strategies and policies substantially identical to those of the Acquiring Fund. BFA serves as investment adviser to each Acquiring Master Portfolio. The Acquiring Master Portfolios may accept investments from other feeder funds. Certain actions involving other feeder funds, such as a substantial withdrawal, could affect the Acquiring Master Portfolios and, therefore, the Acquiring Funds.

Feeder Fund Expenses

Feeder funds, including the Acquiring Funds, bear their respective master portfolio’s expenses in proportion to the amount of assets each invests in the master portfolio. The feeder fund can set its own transaction minimums, fund-specific expenses and conditions.

Feeder Fund Rights

Under the master/feeder structure, the Board of Trustees of the Acquiring Trust (the “Acquiring Board”) retains the right to withdraw an Acquiring Fund’s assets from its Acquiring Master Portfolio if it believes doing so is in the best interests of the Acquiring Fund’s shareholders. If the Acquiring Board decides to withdraw an Acquiring Fund’s assets, it would then consider whether the Acquiring Fund should hire its own investment adviser, invest in another master portfolio or take other action.

Fund of Funds

The Acquiring Master Portfolios do not invest directly in a portfolio of securities. Instead, they invest in certain Underlying Funds that are advised by BFA or its affiliates. Each Acquiring Master Portfolio charges for its own direct expenses, in addition to bearing a pro rata share of the expenses charged by the Underlying Funds in which it invests.

Management of the Funds

SFIMC, located at One State Farm Plaza, Bloomington, Illinois 61710-0001, serves as the investment adviser, transfer agent and dividend disbursing agent for the Target Funds and other mutual funds in the SFIMC family of mutual funds. Subject to the supervision of the Target Board, SFIMC is responsible for providing investment advisory and administrative services to the Target Funds, overseeing the day-to-day operations and business affairs of the Target Trust, and monitoring the performance of the sub-advisers to the Target Funds. SFIMC is wholly-owned by SFMAIC. SFIMC has been providing investment advisory, administrative and transfer agency services to registered investment companies since 1967. As of June 30, 2018, SFIMC had $23.000 billion in assets under management.

BFA, located at 400 Howard Street, San Francisco, California 94105, serves as the investment sub-adviser to the Target Funds, which invest in a combination of the Target Underlying Funds. In its role as sub-adviser to the Target Funds, BFA is subject to the supervision of SFIMC and the Target Board. BFA or its affiliates generally serve as investment adviser to each of the Underlying Funds.

BFA uses teams of portfolio managers, investment strategists and other investment specialists (each a “Portfolio Management Team”) to manage each Target Fund. BFA employs a combination of proprietary investment management systems and procedures to validate the consistent application of its investment methods. This team approach to portfolio management brings together many disciplines and leverages BFA’s extensive resources. Each member of a Portfolio Management Team is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of his or her team to focus on certain asset classes, implementing investment strategies, researching and reviewing investment strategies, and overseeing members of his or her Portfolio Management Team with more limited responsibilities. Each member of each Portfolio Management Team has appropriate limitations on his or her authority for risk management and compliance purposes.

BFA also serves as investment adviser to each Acquiring Master Portfolio and, along with certain affiliates, serves as investment adviser to the Underlying Funds. BFA manages the investment of each Acquiring Master Portfolio’s assets and provides each Acquiring Master Portfolio with investment guidance and policy direction in connection with daily portfolio management, subject to the supervision of MIP’s Board of Trustees (the “MIP Board”). BAL acts as each Acquiring Fund’s administrator.

BFA is an indirect wholly-owned subsidiary of BlackRock, Inc. As of June 30, 2018, BFA and its affiliates had approximately $6.299 trillion in investment company and other portfolio assets under management.

Legal Proceedings

On July 22, 2015, certain investors in the LifePath 2030 Target Fund and the LifePath 2050 Target Fund filed a complaint (the “Complaint”) in the United States District Court for the Central District of Illinois against SFIMC under the caption Amy L. Ingenhutt and Teresa L. Odell v. State Farm Investment Management Corporation. The Complaint, which purports to be brought derivatively on behalf of the LifePath 2030 Target Fund and the LifePath 2050 Target Fund, alleges that the Defendant violated Section 36(b) of the 1940 Act by receiving allegedly excessive investment advisory fees from the LifePath 2030 Target Fund and the LifePath 2050 Target Fund. The Complaint seeks, among other things, to recover on behalf of the LifePath 2030 Target Fund and the LifePath 2050 Target Fund all allegedly excessive advisory fees received by the Defendant in the period beginning one year prior to the filing of the lawsuit and ending on the date of trial, along with purported lost investment returns on those amounts, plus interest. The Defendant believes the claims in the Complaint are without merit and intend to vigorously defend the action.

On May 27, 2014, certain purported investors in the BlackRock Global Allocation Fund, Inc. (“Global Allocation”) and the BlackRock Equity Dividend Fund (“Equity Dividend”) filed a consolidated complaint (the “Consolidated Complaint”) in the United States District Court for the District of New Jersey against BlackRock Advisors, LLC, BlackRock Investment Management, LLC and BlackRock International Limited (collectively, the “Defendants”) under the caption In re BlackRock Mutual Funds Advisory Fee Litigation. The Consolidated Complaint, which purports to be brought derivatively on behalf of Global Allocation and Equity Dividend, alleges that the Defendants violated Section 36(b) of the 1940 Act by receiving allegedly excessive investment advisory fees from Global Allocation and Equity Dividend. The Consolidated Complaint seeks, among other things, to recover on behalf of Global Allocation and Equity Dividend all allegedly excessive advisory fees received by the Defendants in the period beginning one year prior to the filing of the lawsuit and ending on the date of judgment, along with purported lost investment returns on those amounts, plus interest. The Defendants believe the claims in the Consolidated Complaint are without merit and intend to vigorously defend the action.

Portfolio Managers

Each of the Acquiring Funds and each of the Target Funds is managed by the same Portfolio Management Team. Information about the Portfolio Management Team as relates to each of the Target Funds and each of the Acquiring Funds is set forth below. Further information regarding the portfolio managers, including other accounts managed, compensation, ownership of Fund shares and possible conflicts of interest, is available in each Fund’s SAI.

Acquiring Funds

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Matthew O’Hara, PhD, CFA	Jointly and primarily responsible for the day-to-day management of each Acquiring Master Portfolio, including setting the Acquiring Master Portfolio’s overall investment strategy and overseeing the management of the Acquiring Master Portfolio.	2016	Managing Director of BlackRock, Inc. since 2013; Director of BlackRock, Inc. from 2009 to 2012.
Alan Mason	Jointly and primarily responsible for the day-to-day management of each Acquiring Master Portfolio, including setting the Acquiring Master Portfolio’s overall investment strategy and overseeing the management of the Acquiring Master Portfolio.	2011	Managing Director of BlackRock, Inc. since 2009; Managing Director of Barclays Global Investors (“BGI”) from 2008 to 2009; Principal of BGI from 1996 to 2008.

Greg Savage, CFA	Jointly and primarily responsible for the day-to-day management of each Master Portfolio, including setting the Master Portfolio’s overall investment strategy and overseeing the management of the Master Portfolio.	2018	Managing Director of BlackRock, Inc. since 2010; Director of BlackRock, Inc. in 2009; Principal of BGI from 2007 to 2009; Associate of BGI from 1999 to 2007.

Amy Whitelaw	Jointly and primarily responsible for the day-to-day management of each Acquiring Master Portfolio, including setting the Acquiring Master Portfolio’s overall investment strategy and overseeing the management of the Acquiring Master Portfolio.	2011	Managing Director of BlackRock, Inc. since 2013; Director of BlackRock, Inc. from 2009 to 2012; Principal of BGI from 2000 to 2009; Head of Defined Contributions Portfolio Management at BFA since 2009.

Target Funds

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Matthew O’Hara, PhD, CFA	Jointly and primarily responsible for the day-to-day management of the Target Funds and acts collaboratively with the Portfolio Management Team on all aspects concerning the Target Funds. The day-to-day portfolio management activities include, but are not limited to, investing cash inflows; coordinating with members of the Portfolio Management Team to focus on certain asset classes; implementing investment strategy; researching, reviewing and amending investment strategy; and overseeing members the Portfolio Management Team with more limited responsibilities.	2016	Managing Director of BFA since 2013; Director of BFA from 2009 to 2012; Global head of investment research for Lifetime Asset Allocation Group.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Alan Mason	Jointly and primarily responsible for the day-to-day management of the Target Funds and acts collaboratively with the Portfolio Management Team on all aspects concerning the Target Funds. The day-to-day portfolio management activities include, but are not limited to, investing cash inflows; coordinating with members of the Portfolio Management Team to focus on certain asset classes; implementing investment strategy; researching, reviewing and amending investment strategy; and overseeing members the Portfolio Management Team with more limited responsibilities.	2009	Managing Director of BFA since 2009, Managing Director of BGI from 2008 to 2009; Principal of BGI from 1996 to 2008.
Amy Whitelaw	Jointly and primarily responsible for the day-to-day management of the Target Funds and acts collaboratively with the Portfolio Management Team on all aspects concerning the Target Funds. The day-to-day portfolio management activities include, but are not limited to, investing cash inflows; coordinating with members of the Portfolio Management Team to focus on certain asset classes; implementing investment strategy; researching, reviewing and amending investment strategy; and overseeing members the Portfolio Management Team with more limited responsibilities.	2010	Managing Director of BFA since 2013; Director of BFA from 2009 to 2012; Head of Defined Contributions Portfolio Management at BFA since 2009.

Investment Advisory and Management Agreements

Target Funds

The Target Trust, on behalf of the Target Funds, has entered into an investment advisory and management services agreement with SFIMC (the “Target Trust Management Agreement”).

Each Target Fund pays SFIMC an investment advisory and management services fee, accrued daily and paid monthly, which is based upon the aggregate average daily net assets of all the Target Funds as follows:

Average Daily Net Assets	Management Fee Rate
First $5 billion	0.28%
$5 billion to $15 billion	0.24%
Over $15 billion	0.21%

With respect to Class A, Class B, Premier, Legacy Class B and Institutional Shares of the Target Funds, SFIMC has agreed to reimburse each Target Fund, if and to the extent, such Target Fund’s total annual operating expenses exceed the following percentages of such Target Fund’s average net assets, assuming current net operating expenses of the share class of the Target Fund and assuming the exclusion of acquired fund fees and expenses reflected in this Combined Prospectus/Proxy Statement:

	Expense Reimbursement Threshold
Target Fund	Class A Shares	Class B Shares	Premier Shares	Legacy Class B Shares	Institutional Shares
LifePath Retirement Target Fund	0.86%	1.56%	0.76%	1.26%	0.61%
LifePath 2020 Target Fund	0.86%	1.56%	0.76%	1.26%	0.61%
LifePath 2030 Target Fund	0.86%	1.06%	0.76%	1.26%	0.61%
LifePath 2040 Target Fund	0.86%	1.06%	0.76%	1.26%	0.61%
LifePath 2050 Target Fund	0.86%	N/A	0.76%	N/A	N/A

With respect to Class R-1, Class R-2 and Class R-3 Shares of the Target Funds, SFIMC has agreed to reimburse each Target Fund, if and to the extent, such Target Fund’s total annual operating expenses exceed the following percentages of such Target Fund’s average net assets, assuming current net operating expenses of the share class of the Target Fund and assuming the exclusion of acquired fund fees and expenses reflected in this Combined Prospectus/Proxy Statement:

	Expense Reimbursement Threshold
Target Fund	Class R-1 Shares	Class R-2 Shares	Class R-3 Shares
LifePath Retirement Target Fund	1.18%	0.98%	0.68%
LifePath 2020 Target Fund	1.18%	0.98%	0.68%
LifePath 2030 Target Fund	1.18%	0.98%	0.68%
LifePath 2040 Target Fund	1.18%	0.98%	0.68%
LifePath 2050 Target Fund	1.18%	0.98%	N/A

With respect to all share classes of the Target Funds, SFIMC has agreed to reimburse the Target Funds, if, and to the extent, “other expenses” incurred by the Target Fund, exceed 0.10%.

Other expenses incurred by a Target Fund include all expenses incurred by the Target Fund other than: (i) the investment advisory and management services fees charged by SFIMC; (ii) 12b-1 distribution fees; (iii) acquired fund fees and expenses; and (iv) shareholder servicing fees charged to the Target Fund.

SFIMC may not discontinue this agreement to reimburse the Target Funds before April 30, 2019, without the consent of the Target Board.

SFIMC has engaged BFA as the investment sub-adviser to provide day-to-day portfolio management for each of the Target Funds.

Pursuant to a sub-advisory agreement between SFIMC and BFA (the “Target Trust Sub-Advisory Agreement”), SFIMC pays BFA for its services to each Target Fund at the rates shown in the tables below:

Average Daily Net Assets	Sub-Advisory Fee Rate
First $5 billion	0.03%
$5 billion to $15 billion	0.02%
Over $15 billion	0.01%

The assets of all of the Target Funds are aggregated for purposes of calculating the sub-advisory fee payable by SFIMC to BFA.

A discussion of the basis for the Target Board’s most recent approval of the Target Trust Management Agreement and Target Trust Sub-Advisory Agreement is available in the Target Trust’s semi-annual shareholder report for the six-month period ended June 30, 2017.

Acquiring Funds

Each of the Acquiring Funds is a “feeder” fund that invests all of its assets in its applicable Acquiring Master Portfolio. Accordingly, the Acquiring Funds do not invest directly in portfolio securities and do not require investment advisory services. All portfolio management occurs at the level of the Acquiring Master Portfolios. MIP, on behalf of each Acquiring Master Portfolio, has entered into an investment advisory agreement with BFA (the “MIP Management Agreement,” and together with the Target Trust Management Agreement, the “Management Agreements” and each, a “Management Agreement”) under which BFA serves as investment adviser to each Acquiring Master Portfolio and, along with certain affiliates, serves as investment adviser to the underlying funds in which each Acquiring Master Portfolio invests (the “Master Portfolio Underlying Funds”). For its services to each Acquiring Master Portfolio, BFA is entitled to receive an annual management fee of 0.05% of such Acquiring Master Portfolio’s average daily net assets.

BFA, along with certain affiliates, provides investment advisory services for the Master Portfolio Underlying Funds that differ from the investment advisory services it provides for the Acquiring Master Portfolios and receives investment advisory fees for such services to the Master Portfolio Underlying Funds that differ from the fees described herein with respect to the Acquiring Master Portfolios. In addition, BAL, along with certain affiliates, provides administration services to certain of the Master Portfolio Underlying Funds and, for those services, may receive administration fees from these Master Portfolio Underlying Funds.

BFA has voluntarily agreed to waive its management fees by the amount of investment advisory fees an Acquiring Master Portfolio pays to BFA indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”).

For the fiscal year ended December 31, 2017, each Master Portfolio listed below paid BFA management fees at the following management fee rates, net of applicable waivers:

Acquiring Master Portfolio	Management Fee Rate (Net of Applicable Waivers)
LifePath Retirement Acquiring Master Portfolio	0.04%
LifePath 2020 Acquiring Master Portfolio	0.04%
LifePath 2030 Acquiring Master Portfolio	0.04%
LifePath 2040 Acquiring Master Portfolio	0.03%
LifePath 2050 Acquiring Master Portfolio	0.02%

BFA, as each Acquiring Master Portfolio’s investment adviser, and BAL, as each Acquiring Fund’s administrator, have contractually agreed to cap net expenses (excluding: (i) interest, taxes, dividends tied to short sales, brokerage commissions and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the applicable Acquiring Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the applicable Acquiring Fund’s investments; and (iv) extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the applicable Acquiring Fund’s business (if any) of each share class of the applicable Acquiring Fund at the levels shown below. To achieve these expense caps, BFA and BAL have agreed to waive and/or reimburse fees or expenses if the applicable Acquiring Fund’s operating expenses exceed a certain limit.

BFA and BAL have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses of each share class of each Acquiring Fund to the amounts noted in the table below.

	Contractual Caps[1] on Total Annual Fund Operating Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)
	Contractual Caps Through April 30, 2019 or April 30, 2020[2]	Contractual Caps Through April 30, 2028 or April 30, 2029[2]
LifePath Retirement Acquiring Fund
Investor A	0.35%	1.35%
Investor P	0.35%	1.35%
Institutional	0.10%	1.10%
Class K3	0.05%	1.05%

LifePath 2020 Acquiring Fund
Investor A	0.35%	1.35%
Investor P	0.35%	1.35%
Institutional	0.10%	1.10%
Class K3	0.05%	1.05%

LifePath 2030 Acquiring Fund
Investor A	0.34%	1.34%
Investor P	0.34%	1.34%
Institutional	0.09%	1.09%
Class K3	0.04%	1.04%

LifePath 2040 Acquiring Fund
Investor A	0.33%	1.33%
Investor P	0.33%	1.33%
Institutional	0.08%	1.08%
Class K3	0.03%	1.03%

LifePath 2050 Acquiring Fund
Investor A	0.33%	1.35%
Investor P	0.33%	1.35%
Institutional[4]	0.08%	1.10%
Class K4	0.03%	1.05%

[1]	As a percentage of average daily net assets.

[2]

The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Acquiring Trust or by a vote of the majority of the outstanding voting securities of the applicable Acquiring Fund. The contractual caps are currently in effect through April 30, 2019 and April 30, 2028, respectively, for Investor A Shares, Institutional Shares and Class K Shares of each Acquiring Fund. The contractual caps are in place through April 30, 2020 and April 30, 2029 for Investor P Shares of each Acquiring Fund. Effective upon the closing of the Reorganization, these contractual agreements will be extended to April 30, 2021 and April 30, 2029, respectively, with respect to each Combined Fund.

[3]

Each of the LifePath Retirement Acquiring Fund, LifePath 2020 Acquiring Fund, LifePath 2030 Acquiring Fund and LifePath 2040 Acquiring Fund also offer Class K Shares. No Class K Shares of the LifePath Retirement Acquiring Fund, LifePath 2020 Acquiring Fund, LifePath 2030 Acquiring Fund and LifePath 2040 Acquiring Fund will be issued in the Reorganizations.

[4]

The LifePath 2050 Acquiring Fund also offers Institutional Shares and Class K Shares. No Institutional Shares or Class K Shares of the LifePath 2050 Acquiring Fund will be issued in the Reorganization.

The amount of the contractual waivers and/or reimbursements of fees and expenses made pursuant to the contractual caps on net expenses will be reduced by the amount of the affiliated money market fund waiver.

With respect to the contractual agreements to cap net expenses, if during an Acquiring Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver or reimbursement from BFA or BAL, as applicable, are less than the current expense limit for that share class, the share class is required to repay BFA or BAL up to the lesser of (a) the amount of fees waived or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either (x) the current expense limit of that share class or (y) the expense limit of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that: (i) the Acquiring Fund of which the share class is a part has more than $50 million in assets and (ii) BFA, BAL or an affiliate serves as the Acquiring Fund’s manager or administrator. This repayment applies only to the contractual caps on net expenses and does not apply to any voluntary waivers that may be in effect from time to time.

A discussion of the basis for the Acquiring Board’s most recent approval of the MIP Management Agreement is available in the Acquiring Funds’ semi-annual report to shareholders for the six-month period ended June 30, 2017.

Combined Fund

The MIP Management Agreement with respect to the Acquiring Master Portfolios will remain in place following the Reorganizations and the management fee rates applicable to a Combined Fund under the MIP Management Agreement will be identical to the current management fee rates applicable to the respective Acquiring Funds. Effective upon the closing of the Reorganization, the contractual expense caps applicable to a Combined Fund shown above will be identical to the current contractual expense caps applicable to the respective Acquiring Fund, except they will be extended to April 30, 2021 and April 30, 2029, respectively, with respect to each Combined Fund.

The Acquiring Master Portfolios in which the Combined Funds will invest will be managed by BFA pursuant to the MIP Management Agreement. The principal terms of each of the Management Agreements are described below.

Terms of the Management Agreements.

Pursuant to the Target Trust Management Agreement, SFIMC: (1) acts as the Target Funds’ investment adviser; (2) manages the Target Funds’ investments; (3) administers the Target Funds’ business affairs; (4) provides clerical personnel, suitable office space, necessary facilities and equipment and administrative services; and (5) permits its officers and employees to serve as trustees, officers and agents of the Target Trust, without compensation from the Target Trust, if duly elected or appointed.

The Target Trust Management Agreement may be continued beyond its current term only so long as such continuance is specifically approved at least annually by the Target Board or by vote of a majority of the outstanding shares of the Target Trust and, in either case, by vote of a majority of the trustees who are not interested persons of any party to such agreement, except in their capacity as trustees of the Target Trust, cast in person at a meeting called for the purpose of voting on such approval. The Target Trust Management Agreement may be terminated upon 60 days’ written notice by any of the parties to the agreement, or by a majority vote of the outstanding shares, and will terminate automatically upon its assignment by any party.

Pursuant to the Target Trust Sub-Advisory Agreement, SFIMC has engaged BFA as an investment sub-adviser to provide day-to-day portfolio management for the Target Funds. BFA manages the investments for the Target Funds, determining which securities or other investments to buy and sell for the Target Funds, selecting the brokers and dealers to effect the transactions, and negotiating commissions. In placing orders for securities transactions, BFA follows SFIMC’s policy of seeking to obtain the most favorable price and efficient execution available.

The Target Trust Sub-Advisory Agreement is not assignable and may be terminated without penalty upon 60 days’ written notice at the option of SFIMC or BFA, or by the Target Board or by a vote of a majority of a Target Fund’s outstanding voting securities. The Target Trust Sub-Advisory Agreement provides that it shall continue in effect from year to year so long as such continuance is specifically approved annually (a) by the Target Board or by a majority of the outstanding shares of a Target Fund and (b) by a majority vote of the trustees of the Target Board who are not parties to the Target Trust Sub-Advisory Agreement, or interested persons of any such party, cast in person at a meeting held for that purpose.

The MIP Management Agreement generally provides that, subject to the overall supervision of the MIP Board, BFA will (a) manage the investing and reinvesting of the Acquiring Master Portfolios’ assets, (b) provide to MIP investment guidance and policy direction in connection with its daily management of the Acquiring Master Portfolios’ assets, and (c) furnish to the MIP Board periodic reports on the investment strategy and performance of the Acquiring Master Portfolios. BFA will provide the services in accordance with the Acquiring Master Portfolios’ investment objectives and restrictions as stated in their registration statements.

Unless earlier terminated as described below, the MIP Management Agreement will remain in effect from year to year if approved annually (a) by the MIP Board or by a vote of a majority of the outstanding voting securities of an Acquiring Master Portfolio and (b) by a majority of the trustees or directors of an Acquiring Master Portfolio who are not parties to such agreement or interested persons (as defined in the 1940 Act) of any such party. The MIP Management Agreement automatically terminates on assignment and may be terminated without penalty on 60 days’ written notice at the option of either party thereto or by the vote of the shareholders of the applicable Acquiring Master Portfolio.

Administration Agreements

SFIMC provides both investment advisory and administration services to the Target Trust under the Target Trust Management Agreement, as is described more fully in the Target Trust Management Agreement. As described previously, the Target Funds pays SFIMC a management fee, computed daily and payable monthly, which is based on the Target Funds’ aggregated average daily net assets.

As discussed in the section entitled “Investment Advisory and Management Agreements—Acquiring Funds” above, SFIMC has agreed to reimburse each Target Fund if, and to the extent, the Target Fund’s total annual operating expenses exceed specified percentages of the Target Fund’s average net assets, excluding acquired fund fees and expenses reflected in each of the Target Fund’s Prospectuses.

The Acquiring Trust has entered into an administration agreement with BAL (the “Acquiring Trust Administration Agreement”), pursuant to which BAL provides certain administration services to the Acquiring Funds. BAL receives for its services to each Acquiring Fund monthly compensation at the annual rate of 0.03% of the average daily net assets of the Acquiring Fund.

BAL serves as the administrator of the Acquiring Master Portfolios pursuant to an administration agreement with MIP (the “MIP Administration Agreement”). Under the MIP Administration Agreement, BAL is not entitled to receive compensation for providing administration services to each Acquiring Master Portfolio for so long as (i) BAL is entitled to receive compensation for providing administration services to a feeder fund (such as each Acquiring Fund) that invests substantially all of its assets in such Acquiring Master Portfolio, or (ii) BAL or an affiliate receives advisory fees from such Acquiring Master Portfolio. Consequently, BAL currently does not receive administration fees from the Acquiring Master Portfolios and does not expect to receive administration fees from the Acquiring Master Portfolios following the completion of the Reorganizations.

As discussed in the section entitled “Investment Advisory and Management Agreements—Acquiring Funds” above, BFA, as each Acquiring Master Portfolio’s investment adviser, and BAL, as each Acquiring Fund’s administrator, have contractually agreed to cap net expenses by waiving and/or reimbursing fees or expenses if an Acquiring Fund’s operating expenses exceed a certain limit.

Combined Fund. Each of the Acquiring Trust Administration Agreement and the MIP Administration Agreement with respect to each Acquiring Fund and Acquiring Master Portfolio, respectively, will remain in place following the Reorganizations and the administration fee rates applicable to each Combined Fund under the Acquiring Trust Administration Agreement and the MIP Administration Agreement will be identical to the current administration fee rates applicable to each Acquiring Fund.

Other Service Providers

	Target Funds	Acquiring Funds
Distributor	State Farm VP Management Corp. One State Farm Plaza Bloomington, Illinois 61710-0001	BlackRock Investments, LLC 40 East 52nd Street New York, New York 10022

Custodian	State Street Bank and Trust Company 200 Clarendon Street Boston, Massachusetts 02116	State Street Bank and Trust Company One Lincoln Street Boston, Massachusetts 02111

Transfer Agent	State Farm Investment Management Corp. One State Farm Plaza Bloomington, Illinois 61710-0001	BNY Mellon Investment Servicing (US) Inc. 301 Bellevue Parkway Wilmington, Delaware 19809

Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP One North Wacker Chicago, Illinois 60606	PricewaterhouseCoopers LLP Two Commerce Square 2001 Market Street, Suite 1800 Philadelphia, Pennsylvania 19103

Accounting Services Provider	State Street Bank and Trust Company 200 Clarendon Street Boston, Massachusetts 02116	State Street Bank and Trust Company One Lincoln Street Boston, Massachusetts 02111

Fund Counsel	Stradley Ronon Stevens & Young, LLP 191 North Wacker Drive, Suite 1601 Chicago, Illinois 60606	Sidley Austin LLP 787 Seventh Avenue New York, New York 10019-6018

Combined Fund. Following the closing of the Reorganizations, each Acquiring Fund’s current service providers will serve the applicable Combined Fund.

Distributors; Distribution and Service Fees

State Farm VP Management Corp., One State Farm Plaza, Bloomington, Illinois 61710-0001, serves as the principal underwriter and distributor for the continuous offering of shares of the Target Funds. State Farm VP Management Corp. is a registered broker-dealer, a member of the Financial Industry Regulatory Authority and a wholly owned subsidiary of SFIMC.

BlackRock Investments, LLC (previously defined as “BRIL”), 40 East 52nd Street, New York, New York 10022, an affiliate of BlackRock, acts as the Acquiring Funds’ distributor and will act as distributor for the Combined Funds following the closing of the Reorganizations.

The share classes of the Target Funds are subject to annual distribution and/or service fees at the following rates, expressed as a percentage of the Target Funds’ average daily net assets attributable to the share class:

Share Class*	Annual Distribution Fee Rate	Annual Service Fee Rate
Class A Shares	0.25%	None
Class B Shares	0.75%	0.20%
Legacy Class B Shares	0.65%	None
Premier Shares	0.25%	None
Class R-1 Shares	0.50%	None
Class R-2 Shares	0.30%	None
Class R-3 Shares	None	None
Institutional Shares	None	None

*	Shareholders of each class of the Target Funds will receive shares of the corresponding Acquiring Fund pursuant to the Share Class Mapping.

Effective for transactions occurring on or after April 1, 2017, State Farm VP Management Corp. waives receipt of all sales charges disclosed in this Combined Prospectus/Proxy Statement and no sales charges disclosed in this Combined Prospectus/Proxy Statement apply to transactions in the Target Funds occurring on or after April 1, 2017. Effective April 1, 2017, State Farm VP Management Corp. waives receipt of all Rule 12b-1 Distribution and Service fees disclosed in this Combined Prospectus/Proxy Statement, and no Rule 12b-1 Distribution and Service fees apply with respect to the Target Funds on or after April 1, 2017. State Farm VP Management Corp. will discontinue waiving receipt of sales charges and Rule 12b-1 Distribution and Service fees if and when State Farm VP Management Corp. permits its registered representatives to resume their sales and servicing roles with respect to Target Fund shares and Target Fund shareholders. However, if you purchase shares of the Combined Funds after the closing of the Reorganizations, all applicable sales charges and/or CDSCs will apply to such purchases and/or redemptions of such shares in the Combined Funds.

The share classes of the Acquiring Funds are subject to annual distribution fees and/or service fees at the following rates, expressed as a percentage of the Acquiring Fund’s average daily net assets attributable to the share class:

Share Class*	Annual Distribution Fee Rate	Annual Service Fee Rate
Investor A Shares	None	0.25%
Investor P Shares	None	0.25%
Institutional Shares	None	None

*	Shareholders of each class of the Target Funds will receive shares of the corresponding Acquiring Fund pursuant to the Share Class Mapping.

Each Acquiring Fund also offers Class K Shares and the LifePath 2050 Acquiring Fund also offers Institutional Shares. No Class K Shares of any of the Acquiring Funds and no Institutional Shares of the LifePath 2050 Acquiring Fund will be issued in the Reorganizations.

Combined Fund. Following the closing of the Reorganizations, the distribution and service fees of each Combined Fund will be the same as the distribution and service fees of the applicable Acquiring Fund. Accordingly, the distribution and service fees of each Target Fund share class will be the same as the distribution and service fees of the corresponding share class of the applicable Combined Fund.

Dividends and Distributions

It is the Target Trust’s intention to distribute substantially all the net investment income, if any, of a Target Fund. Dividends from net investment income of a Target Fund will be paid at least annually and distributions from net realized capital gains will be paid at least annually; all dividends and distributions will be reinvested in additional full and fractional shares of that Target Fund unless the Target Fund shareholder previously has elected to receive dividends and distributions in cash. Shares will begin accruing dividends on the day following the date on which the shares are issued.

Each Acquiring Fund will distribute net investment income, if any, quarterly and net realized capital gains, if any, at least annually. Each Acquiring Fund may also pay a special distribution at the end of the calendar year to comply with U.S. federal income tax requirements. Dividends may be reinvested automatically in shares of an Acquiring Fund at NAV without a sales charge or may be taken in cash.

Following the closing of the Reorganizations, each Target Fund’s dividends and distributions policy will be continued by the corresponding Combined Fund. Shares received by each Target Fund in the Reorganization will be valued as of the Valuation Time (as defined below), after the declaration and payment of dividends and distributions.

Purchase, Redemption, Exchange and Valuation of Shares

Shareholders should refer to each Acquiring Fund Prospectus for their applicable share class (a copy of which accompanies this Combined Prospectus/Proxy Statement) for the specific procedures applicable to purchases, exchanges and redemptions of shares. The following discussion describes the policies and procedures related to the purchase, redemption, exchange and valuation of shares of each applicable share class of each Acquiring Fund, which policies and procedures will be the same for the corresponding share class of each Combined Fund, respectively, following the closing of the Reorganizations.

Purchasing Shares. Each Acquiring Fund offers its shares to the public on a continuous basis. Investors in an Acquiring Fund may purchase Investor A or Institutional Shares of an Acquiring Fund either through their financial intermediary or directly through the Acquiring Fund by phone, mail or Internet. Investor P Shares of an Acquiring Fund are only available to investors purchasing shares through registered representatives of an insurance company’s broker-dealer that has entered into an agreement with the applicable Acquiring Fund’s distributor to offer such shares. Acquiring Fund shares may be purchased at a price based on the Acquiring Fund’s NAV, and subject to any applicable sales charges. Each Acquiring Fund’s NAV is calculated each day the NYSE is open, generally as of the close of regular trading hours on the NYSE, based on prices at the time of closing. The price of Acquiring Fund shares is based on the next calculation of such Acquiring Fund’s NAV after an order is placed. Any purchase orders placed prior to the close of business on the NYSE (generally 4:00 p.m. Eastern time) will be priced based on NAV determined that day, and subject to any applicable sales charges. Purchase orders placed after that time will be priced based on NAV determined on the next business day, and subject to any applicable sales charges.

Investor A and Investor P Shares of each Acquiring Fund have a $1,000 minimum initial investment requirement for all accounts, except the minimum initial investment requirement is $50 if the investor is establishing an automatic investment plan. There is no minimum initial investment requirement for employer-sponsored retirement plans (not including SEP IRAs, SIMPLE IRAs or SARSEPs). There is no minimum initial investment requirement for certain fee-based programs. There is a $50 minimum additional investment requirement for all accounts (with the exception of certain employer-sponsored retirement plans which may have a lower minimum). The minimums for additional purchases may be waived under certain circumstances.

Institutional Shares of each Acquiring Fund are available to only certain investors, which include:

•	Individuals and “Institutional Investors,” which include, but are not limited to, endowments, foundations, family offices, local, city, and state governmental institutions, corporations and insurance company separate accounts, who may purchase shares of an Acquiring Fund through a financial intermediary that has entered into an agreement with the distributor to purchase such shares.

•

Employer-sponsored retirement plans (not including SEP IRAs, SIMPLE IRAs or SARSEPs), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, unaffiliated thrifts and unaffiliated banks and trust companies, each of which may purchase shares of an Acquiring Fund through a financial intermediary that has entered into an agreement with the distributor to purchase such shares.

•	Employees, officers and directors/trustees of BlackRock, Inc. or its affiliates (“BlackRock”) and immediate family members of such persons, if they open an account directly with BlackRock.

•	Participants in certain programs sponsored by BlackRock or its affiliates or other financial intermediaries.

•

Financial intermediaries that have entered into an agreement with an Acquiring Fund’s distributor to offer such shares on a platform that charges a transaction based sales commission outside of such Acquiring Fund.

Institutional Shares of each Acquiring Fund have no minimum initial investment requirement for employer-sponsored retirement plans (not including SEP IRAs, SIMPLE IRAs or SARSEPs), state sponsored 529 college savings plans, collective trust funds, investment companies or other pooled investment vehicles, unaffiliated thrifts and unaffiliated banks and trust companies, each of which may purchase shares of an Acquiring Fund through a financial intermediary that has entered into an agreement with such Acquiring Fund’s distributor to purchase such shares. There is also no minimum initial investment requirement for investors of financial intermediaries that: (i) charge such investors a fee for advisory, investment consulting, or similar services or (ii) have entered into an agreement with an Acquiring Fund’s distributor to offer Institutional Shares through a no-load program or investment platform. There is a $2 million minimum initial investment requirement for individuals and Institutional Investors. There is a $1,000 minimum initial investment requirement for clients investing through financial intermediaries that offer such shares on a platform that charges a transaction based sales commission outside of an Acquiring Fund. Institutional Shares do not have a minimum additional investment requirement.

Payment for an order must be made in Federal funds or other immediately available funds by the time specified by an investor’s financial intermediary, but in no event later than 4:00 p.m. (Eastern time) on the first business day following BlackRock’s receipt of the order. If payment is not received by this time, the order will be canceled and the investor and the financial intermediary will be responsible for any loss to an Acquiring Fund.

For Investor A or Institutional Shares purchased directly from an Acquiring Fund, a check payable to “BlackRock Funds” which bears the name of the Acquiring Fund you are purchasing must accompany a completed purchase application. There is a $20 fee for each purchase check that is returned due to insufficient funds. The Acquiring Funds do not accept third-party checks. An investor may also wire Federal funds to an Acquiring Fund to purchase shares, but the investor must call (800) 441-7762 before doing so to confirm the wiring instructions. Investor P Shares may only be purchased through your financial intermediary.

Redeeming Shares. Shareholders may redeem Investor A or Institutional Shares of an Acquiring Fund through their financial intermediary or directly through an Acquiring Fund by phone, mail or internet. Investor P Shares may only be redeemed through your financial intermediary. The Acquiring Funds do not charge redemption fees. Acquiring Fund shares are redeemed at NAV, which is calculated each day the NYSE is open, generally as of the close of regular trading hours on the NYSE, based on prices at the time of closing. The price of Acquiring Fund shares is based on the next calculation of the Fund’s NAV after an order is placed. For a redemption request to be priced at NAV on the day of the request, shareholders must submit the request prior to that day’s close of business on the NYSE (generally 4:00 p.m. Eastern time). Any redemption request placed after that time will be priced at NAV at the close of business on the next business day.

A shareholder can make redemption requests through the shareholder’s financial intermediary. Certain financial intermediaries may charge a fee to process a redemption of shares. Regardless of the method an Acquiring Fund uses to make payment of redemption proceeds (check, wire or automated clearing house (“ACH”)), redemption proceeds typically will be sent one to two business days after the redemption request is submitted, but in any event, within seven days. The Acquiring Funds may reject an order to sell shares under certain circumstances.

For shares of an Acquiring Fund held directly with BlackRock, a shareholder may redeem by telephone, Internet and writing. If redeeming by telephone, certain redemption requests may require written instructions with a medallion signature guarantee. If redeeming by Internet, proceeds from Internet redemptions may be sent via check, ACH or wire to the bank account of record. Each Acquiring Fund reserves the right to send redemption proceeds within seven days after receiving a redemption order if, in the judgment of such Acquiring Fund, an earlier payment could adversely affect the Acquiring Fund. No charge for sending redemption payments via ACH is imposed by the Acquiring Funds.

Under normal circumstances, each Acquiring Fund expects to meet redemption requests by using cash or cash equivalents in its portfolio or by selling portfolio assets to generate cash. During periods of stressed market conditions, when a significant portion of an Acquiring Fund’s portfolio may be comprised of less-liquid investments, an Acquiring Fund may be more likely to limit cash redemptions and may determine to pay redemption proceeds by (i) borrowing under a line of credit it has entered into with a group of lenders, (ii) borrowing from another fund in the BlackRock mutual fund complex pursuant to an interfund lending program, to the extent permitted by such Acquiring Fund’s investment policies and restrictions as set forth in the SAI, and/or (iii) transferring portfolio securities in-kind to you. Each Acquiring Fund’s Statement of Additional Information includes more information about the Acquiring Fund’s line of credit and interfund lending program, to the extent applicable.

If an Acquiring Fund pays redemption proceeds by transferring portfolio securities in-kind to you, you may pay transaction costs to dispose of the securities, and you may receive less for them than the price at which they were valued for purposes of redemption.

When redeeming shares of a Combined Fund received as a result of a Reorganization, the holding period for the Combined Fund shares will be calculated from the date the Target Fund shares were initially purchased by the shareholder.

Exchanging Shares. Investor A and Institutional Shares of each Acquiring Fund are generally exchangeable for shares of the same class of another fund in the BlackRock mutual fund complex. Investor P Shares are generally exchangeable for shares of Investor P Shares of another fund in the BlackRock mutual fund complex, to the extent such shares are offered by your financial intermediary. Shareholders can exchange $1,000 or more of Investor P Shares from one fund into the same class of another fund which offers that class of shares (shareholders can exchange less than $1,000 of Investor A or Investor P Shares if they already have an account in the fund into which they are exchanging). There is no required minimum amount with respect to exchanges of Investor A or Institutional Shares. Shares are exchanged at NAV.

Investors may only exchange into a share class and fund that are open to new investors or in which the investor has a current account if the fund is closed to new investors.

Some of the funds in the BlackRock mutual fund complex impose a different initial or deferred sales charge schedule. The CDSC will continue to be measured from the date of the original purchase. The CDSC schedule applicable to an investor’s original purchase will apply to the shares the investor receives in the exchange and any subsequent exchange.

To exercise the exchange privilege, investors may contact their financial intermediary. Alternatively, if an investor’s account is held directly with BlackRock, the investor may: (i) call (800) 441-7762 and speak with one of BlackRock’s representatives, (ii) make the exchange via the Internet by accessing the investor’s account online at www.blackrock.com, or (iii) send a written request to your Acquiring Fund at the address on the back cover of its Prospectus.

Although there is currently no limit on the number of exchanges that an investor can make, the exchange privilege may be modified or terminated at any time in the future. Each Acquiring Fund may suspend or terminate an investor’s exchange privilege at any time for any reason, including if such Acquiring Fund believes, in its sole discretion, that the investor is engaging in market timing activities. For U.S. federal income tax purposes a share exchange is a taxable event and a capital gain or loss may be realized by shareholders in non-tax qualified accounts. Please consult a tax adviser or other financial intermediary before making an exchange request.

Comparison of Valuation Policies.

Acquiring Funds

When you buy Acquiring Fund shares, you pay the NAV, plus any applicable sales charge. This is the offering price. Investor P Shares of each Acquiring Fund are subject to a maximum front-end sales load of 5.25% as a percentage of offering price. Investor A Shares and Institutional Shares of each Acquiring Fund do not charge a front-end sales load. Shares are also redeemed at their NAV. Each Acquiring Fund calculates the NAV of each class of its shares each day the NYSE is open, generally as of the close of regular trading hours on the NYSE, based on prices at the time of closing. The NYSE generally closes at 4:00 p.m. (Eastern time). The NAV used in determining your share price is the next one calculated after your purchase or redemption order is received.

Equity securities and other instruments for which market quotations are readily available are valued at market value, which is generally determined using the last reported closing price or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation. The Acquiring Fund values fixed-income portfolio securities and non-exchange traded derivatives using last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by the Fund’s approved independent third-party pricing services, each in accordance with valuation procedures approved by the Acquiring Board. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Pricing services generally value fixed-income securities assuming orderly transactions of institutional round lot size, but an Acquiring Fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. Short-term debt securities with remaining maturities of 60 days or less may be valued on the basis of amortized cost. Shares of underlying open-end funds are valued at NAV.

Foreign currency exchange rates are generally determined as of the close of business on the NYSE. Foreign securities owned by an Acquiring Fund may trade on weekends or other days when the Acquiring Fund does not price its shares. As a result, the Acquiring Fund’s NAV may change on days when you will not be able to purchase or redeem the Fund’s shares.

Generally, trading in foreign securities, U.S. Government securities, money market instruments and certain fixed-income securities is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Acquiring Fund’s shares are determined as of such times.

When market quotations are not readily available or are not believed by BFA to be reliable, the Acquiring Fund’s investments are valued at fair value. Fair value determinations are made by BFA in accordance with procedures approved by the Acquiring Board. BFA may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of liquidity, if

BFA believes a market quotation from a broker-dealer or other source is unreliable, where the security or other asset or other liability is thinly traded (e.g., municipal securities, certain small cap and emerging growth companies and certain non-U.S. securities) or where there is a significant event subsequent to the most recent market quotation. For this purpose, a “significant event” is deemed to occur if BFA determines, in its business judgment prior to or at the time of pricing the Acquiring Fund’s assets or liabilities, that it is likely that the event will cause a material change to the last closing market price of one or more assets or liabilities held by an Acquiring Fund. For instance, significant events may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of an Acquiring Fund’s net assets. If such event occurs, those instruments may be fair valued. Similarly, foreign securities whose values are affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets may be fair valued.

For certain foreign securities, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign securities following the close of the local markets to the price that might have prevailed as of the Acquiring Fund’s pricing time.

Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Acquiring Fund’s NAV.

Each Acquiring Fund may accept orders from certain authorized financial intermediaries or their designees. Each Acquiring Fund will be deemed to receive an order when accepted by the financial intermediary or designee and the order will receive the NAV next computed by the Fund after such acceptance. If the payment for a purchase order is not made by a designated later time, the order will be canceled and the financial intermediary could be held liable for any losses.

Target Funds

The offering price of the shares of each Target Fund is its NAV, plus an initial sales charge on Class A and Premier shares. NAV is calculated by adding all of the assets of a Target Fund, subtracting the Target Fund’s liabilities, then dividing by the number of outstanding shares. A separate NAV is calculated for each class of each Target Fund. Each are calculated on the same day and determined as of 4:00 p.m. (Eastern time) on each day the NYSE is open for business.

The NAV for each Target Fund is determined as of the time of the close of regular session trading on the NYSE (currently at 4:00 p.m., Eastern time), on each day when the NYSE is open for business. Shares of a Target Fund will not be priced on days when the NYSE is closed. Each Target Fund values its assets at their current market value when market quotations are readily available. Securities for which readily available market quotations are not available, or for those quotations deemed not to be representative of market values, are valued by a method that such Target Board believes will reflect a fair value. Fair value pricing typically is used when trading for a portfolio security is halted during the day and does not resume prior to a Target Fund’s NAV calculation or when a portfolio security has limited liquidity resulting in no market derived price. Securities also may be fair valued as a result of significant events that occur after the close of regular trading in markets within which the securities trade, but before the time at which the securities are valued for NAV calculation. Examples of significant events may include government action and acts of terrorism.

The intended effect of fair value pricing is to take into consideration all significant events, including those that have occurred between the time a security last traded and the time of NAV calculation, so that the NAV of each Target Fund fairly and accurately represents the value of such Target Fund’s holdings. Fair valuation may reduce the ability of a shareholder to take advantage of a lag between a significant change in the value of each Target Fund’s holdings and the reflection of that change in such Target Fund’s NAV.

Money market securities, other than U.S. Treasury securities, that mature within 60 days or less are valued using the amortized cost method, unless the Target Board determines that this does not represent fair value.

Following the closing of the Reorganization, each Combined Fund’s valuation policies will be those of the corresponding Acquiring Fund.

Payments to Broker/Dealers and Other Financial Intermediaries

Acquiring Funds. If you purchase shares of an Acquiring Fund through a broker-dealer or other financial intermediary, the Acquiring Fund and BRIL, or its affiliates, may pay the intermediary for the sale of Acquiring Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend an Acquiring Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

Target Funds. If you purchase shares of a Target Fund through a broker-dealer or other financial intermediary (such as a bank), the Target Fund and its related companies may pay the intermediary for the sale of Target Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend a Target Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

Disclosure of Portfolio Holdings

For a discussion of the Acquiring Funds’ and Target Funds’ policies and procedures regarding the selective disclosure of its portfolio holdings, please see the Acquiring Funds’ and Target Funds’ Statements of Additional Information, respectively.

Market Timing Trading Policies and Procedures

Acquiring Funds. The Acquiring Funds are not designed for market timing organizations or other entities using programmed or frequent purchases and sales or exchanges. Each Acquiring Fund discourages market timing and seeks to prevent frequent purchases and sales or exchanges of Acquiring Fund shares that it determines may be detrimental to the Acquiring Fund or long-term shareholders. If as a result of its own investigation, information provided by a financial intermediary or other third party, or otherwise, an Acquiring Fund believes, in its sole discretion, that your short-term trading is excessive or that you are engaging in market timing activity, it reserves the right to reject any specific purchase or exchange order. See each Acquiring Fund’s Prospectuses—“Account Information—Additional Purchase and Redemption Information.”

Target Funds. The Target Funds are not an appropriate investment for short-term investors who desire to trade the Target Funds frequently in anticipation of, or reaction to, short term market price movement. The Target Trust attempts to identify and discourage market timing because of the possible risks frequent purchases and redemptions present to shareholders and the portfolio management of the Target Funds. Market timing risks include the dilution in value of Target Fund shares held by the Fund’s other shareholders; interference with the efficient management of the Target Fund’s portfolio; and increased administrative costs for all Target Fund shareholders. The Target Board has adopted the following policies and procedures to discourage market timing:

•	Each Fund reserves the right to reject any purchase request, including exchanges from other Target Funds. A purchase request could be rejected due to its timing, amount or history of trading.

•	The documents provided by your plan sponsor or administrator may limit the number of times that you can exchange out of a Target Fund and into another Fund.

FINANCIAL HIGHLIGHTS

The financial highlights tables for the Investor A Shares and Institutional Shares of the Acquiring Funds that are contained in the Acquiring Funds’ Prospectus, a copy of which accompanies this Combined Prospectus/Proxy Statement, have been derived from the financial statements audited by PricewaterhouseCoopers LLP. As Investor P Shares of the Acquiring Funds have only recently launched, there are no financial highlights tables for Investor P Shares of the Acquiring Funds. Financial highlights tables for the share classes of the Target Funds may be found in the Target Fund’s Prospectus and Annual Reports, which are available without charge by calling (800) 447-4930 or by writing State Farm Mutual Funds, P.O. Box 219548, Kansas City, Missouri 64121-9548.

Financial Highlights

	BlackRock LifePath Index Retirement Fund
	Institutional
	Year Ended December 31,
(For a share outstanding throughout each period)	2017	2016	2015	2014	2013
Net asset value, beginning of year	$11.33	$10.97	$11.33	$11.05	$10.49

Net investment income(a)	0.25	0.23	0.21	0.21	0.18
Net realized and unrealized gain (loss)	0.96	0.41	(0.25)	0.42	0.62

Net increase (decrease) from investment operations	1.21	0.64	(0.04)	0.63	0.80

Distributions(b):
From net investment income	(0.25)	(0.22)	(0.21)	(0.21)	(0.19)
From net realized gain	(0.03)	(0.06)	(0.11)	(0.14)	(0.05)

Total distributions	(0.28)	(0.28)	(0.32)	(0.35)	(0.24)

Net asset value, end of year	$12.26	$11.33	$10.97	$11.33	$11.05

Total Return(c)
Based on net asset value	10.69%	5.86%	(0.36)%	5.73%	7.68%

Ratios to Average Net Assets(d)(e)
Total expenses	0.17%	0.19%	0.21%	0.23%	0.26%

Total expenses after fees waived and/or reimbursed	0.13%	0.13%	0.14%	0.16%	0.18%

Net investment income	2.10%	2.02%	1.79%	1.82%	1.70%

Supplemental Data
Net assets, end of year (000)	$72,929	$71,606	$68,492	$68,385	$39,793

Portfolio turnover rate of the LifePath Index Master Portfolio(f)	10%	13%	25%	15%	18%

(a)	Based on average shares outstanding.

(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)	Where applicable, assumes the reinvestment of distributions.

(d)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.

(e)

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	2017	2016	2015	2014	2013
Allocated fees waived	0.02%	0.02%	0.02%	0.03%	0.02%
Investments in underlying funds	0.03%	0.03%	0.03%	0.03%	0.02%

(f)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

Financial Highlights (continued)

	BlackRock LifePath Index Retirement Fund
	Investor A
	Year Ended December 31,
(For a share outstanding throughout each period)	2017	2016	2015	2014	2013
Net asset value, beginning of year	$11.32	$10.97	$11.33	$11.05	$10.49

Net investment income(a)	0.22	0.20	0.17	0.17	0.16
Net realized and unrealized gain (loss)	0.96	0.40	(0.24)	0.43	0.62

Net increase (decrease) from investment operations	1.18	0.60	(0.07)	0.60	0.78

Distributions(b):
From net investment income	(0.22)	(0.19)	(0.18)	(0.18)	(0.17)
From net realized gain	(0.03)	(0.06)	(0.11)	(0.14)	(0.05)

Total distributions	(0.25)	(0.25)	(0.29)	(0.32)	(0.22)

Net asset value, end of year	$12.25	$11.32	$10.97	$11.33	$11.05

Total Return(c)
Based on net asset value	10.43%	5.51%	(0.61)%	5.50%	7.44%

Ratios to Average Net Assets(d)(e)
Total expenses	0.42%	0.44%	0.46%	0.48%	0.51%

Total expenses after fees waived and/or reimbursed	0.38%	0.38%	0.39%	0.41%	0.43%

Net investment income	1.84%	1.75%	1.54%	1.55%	1.45%

Supplemental Data
Net assets, end of year (000)	$89,720	$72,286	$61,886	$55,156	$28,215

Portfolio turnover rate of the LifePath Index Master Portfolio(f)	10%	13%	25%	15%	18%

(a)	Based on average shares outstanding.

(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)	Where applicable, assumes the reinvestment of distributions.

(d)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.

(e)

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	2017	2016	2015	2014	2013
Allocated fees waived	0.02%	0.02%	0.02%	0.03%	0.02%
Investments in underlying funds	0.03%	0.03%	0.03%	0.03%	0.02%

(f)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

Financial Highlights (continued)

	BlackRock LifePath Index 2020 Fund
	Institutional
	Year Ended December 31,
(For a share outstanding throughout each period)	2017	2016	2015	2014	2013
Net asset value, beginning of year	$11.61	$11.20	$11.57	$11.25	$10.36

Net investment income(a)	0.26	0.24	0.22	0.22	0.22
Net realized and unrealized gain (loss)	1.15	0.45	(0.27)	0.46	0.94

Net increase (decrease) from investment operations	1.41	0.69	(0.05)	0.68	1.16

Distributions(b):
From net investment income	(0.26)	(0.23)	(0.22)	(0.22)	(0.21)
From net realized gain	(0.03)	(0.05)	(0.10)	(0.14)	(0.06)

Total distributions	(0.29)	(0.28)	(0.32)	(0.36)	(0.27)

Net asset value, end of year	$12.73	$11.61	$11.20	$11.57	$11.25

Total Return(c)
Based on net asset value	12.28%	6.17%	(0.38)%	6.10%	11.32%

Ratios to Average Net Assets(d)(e)
Total expenses	0.17%	0.18%	0.20%	0.22%	0.26%

Total expenses after fees waived and/or reimbursed	0.13%	0.13%	0.14%	0.16%	0.18%

Net investment income	2.16%	2.08%	1.89%	1.93%	1.98%

Supplemental Data
Net assets, end of year (000)	$106,140	$87,573	$89,773	$81,485	$42,447

Portfolio turnover rate of the LifePath Index Master Portfolio(f)	9%	14%	14%	12%	12%

(a)	Based on average shares outstanding.

(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)	Where applicable, assumes the reinvestment of distributions.

(d)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.

(e)

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	2017	2016	2015	2014	2013
Allocated fees waived	0.01%	0.01%	0.02%	0.02%	0.01%
Investments in underlying funds	0.03%	0.04%	0.04%	0.04%	0.03%

(f)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

Financial Highlights (continued)

	BlackRock LifePath Index 2020 Fund
	Investor A
	Year Ended December 31,
(For a share outstanding throughout each period)	2017	2016	2015	2014	2013
Net asset value, beginning of year	$11.59	$11.18	$11.55	$11.23	$10.35

Net investment income(a)	0.23	0.20	0.19	0.19	0.19
Net realized and unrealized gain (loss)	1.15	0.46	(0.26)	0.46	0.94

Net increase (decrease) from investment operations	1.38	0.66	(0.07)	0.65	1.13

Distributions(b):
From net investment income	(0.23)	(0.20)	(0.20)	(0.19)	(0.19)
From net realized gain	(0.03)	(0.05)	(0.10)	(0.14)	(0.06)

Total distributions	(0.26)	(0.25)	(0.30)	(0.33)	(0.25)

Net asset value, end of year	$12.71	$11.59	$11.18	$11.55	$11.23

Total Return(c)
Based on net asset value	12.03%	5.93%	(0.63)%	5.87%	10.99%

Ratios to Average Net Assets(d)(e)
Total expenses	0.42%	0.43%	0.45%	0.47%	0.51%

Total expenses after fees waived and/or reimbursed	0.38%	0.38%	0.39%	0.41%	0.44%

Net investment income	1.90%	1.79%	1.64%	1.68%	1.75%

Supplemental Data
Net assets, end of year (000)	$198,412	$161,273	$109,566	$99,790	$61,996

Portfolio turnover rate of the LifePath Index Master Portfolio(f)	9%	14%	14%	12%	12%

(a)	Based on average shares outstanding.

(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)	Where applicable, assumes the reinvestment of distributions.

(d)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.

(e)

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	2017	2016	2015	2014	2013
Allocated fees waived	0.01%	0.01%	0.02%	0.02%	0.01%
Investments in underlying funds	0.03%	0.04%	0.04%	0.04%	0.03%

(f)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

Financial Highlights (continued)

	BlackRock LifePath Index 2030 Fund
	Institutional
	Year Ended December 31,
(For a share outstanding throughout each period)	2017	2016		2015	2014	2013
Net asset value, beginning of year	$11.99	$11.45		$11.86	$11.49	$10.26

Net investment income(a)	0.31	0.26		0.25	0.25	0.25
Net realized and unrealized gain (loss)	1.63	0.56		(0.31)	0.51	1.31

Net increase (decrease) from investment operations	1.94	0.82		(0.06)	0.76	1.56

Distributions(b):
From net investment income	(0.29)	(0.25)		(0.25)	(0.24)	(0.24)
From net realized gain	(0.02)	(0.03)		(0.10)	(0.15)	(0.09)
From return of capital	—	(0.00	)(c)	—	—	—

Total distributions	(0.31)	(0.28)		(0.35)	(0.39)	(0.33)

Net asset value, end of year	$13.62	$11.99		$11.45	$11.86	$11.49

Total Return(d)
Based on net asset value	16.29%	7.23%		(0.55)%	6.58%	15.34%

Ratios to Average Net Assets(e)(f)
Total expenses	0.16%	0.19%		0.20%	0.22%	0.27%

Total expenses after fees waived and/or reimbursed	0.12%	0.13%		0.14%	0.16%	0.19%

Net investment income	2.36%	2.22%		2.08%	2.10%	2.30%

Supplemental Data
Net assets, end of year (000)	$137,120	$99,722		$88,246	$73,640	$32,538

Portfolio turnover rate of the LifePath Index Master Portfolio(g)	7%	19%		12%	20%	12%

(a)	Based on average shares outstanding.

(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)	Amount is greater than $(0.005) per share.

(d)	Where applicable, assumes the reinvestment of distributions.

(e)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.

(f)

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	2017	2016	2015	2014	2013
Allocated fees waived	0.02%	0.01%	0.01%	0.02%	0.01%
Investments in underlying funds	0.05%	0.07%	0.06%	0.05%	0.04%

(g)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

Financial Highlights (continued)

	BlackRock LifePath Index 2030 Fund
	Investor A
	Year Ended December 31,
(For a share outstanding throughout each period)	2017	2016		2015	2014	2013
Net asset value, beginning of year	$11.99	$11.45		$11.85	$11.49	$10.26

Net investment income(a)	0.27	0.22		0.22	0.22	0.23
Net realized and unrealized gain (loss)	1.64	0.57		(0.30)	0.50	1.30

Net increase (decrease) from investment operations	1.91	0.79		(0.08)	0.72	1.53

Distributions(b):
From net investment income	(0.26)	(0.22)		(0.22)	(0.21)	(0.21)
From net realized gain	(0.02)	(0.03)		(0.10)	(0.15)	(0.09)
From return of capital	—	(0.00	)(c)	—	—	—

Total distributions	(0.28)	(0.25)		(0.32)	(0.36)	(0.30)

Net asset value, end of year	$13.62	$11.99		$11.45	$11.85	$11.49

Total Return(d)
Based on net asset value	16.01%	6.98%		(0.80)%	6.26%	15.09%

Ratios to Average Net Assets(e)(f)
Total expenses	0.41%	0.43%		0.45%	0.47%	0.52%

Total expenses after fees waived and/or reimbursed	0.37%	0.38%		0.39%	0.41%	0.45%

Net investment income	2.10%	1.90%		1.84%	1.84%	2.10%

Supplemental Data
Net assets, end of year (000)	$284,679	$209,757		$117,745	$111,333	$62,487

Portfolio turnover rate of the LifePath Index Master Portfolio(g)	7%	19%		12%	20%	12%

(a)	Based on average shares outstanding.

(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)	Amount is greater than $(0.005) per share.

(d)	Where applicable, assumes the reinvestment of distributions.

(e)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.

(f)

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	2017	2016	2015	2014	2013
Allocated fees waived	0.02%	0.01%	0.01%	0.02%	0.01%
Investments in underlying funds	0.05%	0.07%	0.06%	0.05%	0.04%

(g)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

Financial Highlights (continued)

	BlackRock LifePath Index 2040 Fund
	Institutional
	Year Ended December 31,
(For a share outstanding throughout each period)	2017		2016		2015	2014	2013
Net asset value, beginning of year	$12.29		$11.65		$12.11	$11.69	$10.18

Net investment income(a)	0.35		0.28		0.28	0.27	0.28
Net realized and unrealized gain (loss)	2.08		0.65		(0.36)	0.54	1.60

Net increase (decrease) from investment operations	2.43		0.93		(0.08)	0.81	1.88

Distributions(b):
From net investment income	(0.33)		(0.26)		(0.27)	(0.26)	(0.26)
From net realized gain	(0.00	)(c)	(0.03)		(0.11)	(0.13)	(0.11)
From return of capital	—		(0.00	)(c)	—	—	—

Total distributions	(0.33)		(0.29)		(0.38)	(0.39)	(0.37)

Net asset value, end of year	$14.39		$12.29		$11.65	$12.11	$11.69

Total Return(d)
Based on net asset value	19.89%		8.05%		(0.69)%	6.94%	18.61%

Ratios to Average Net Assets(e)(f)
Total expenses	0.15%		0.18%		0.20%	0.23%	0.29%

Total expenses after fees waived and/or reimbursed	0.11%		0.12%		0.13%	0.16%	0.20%

Net investment income	2.56%		2.36%		2.26%	2.23%	2.55%

Supplemental Data
Net assets, end of year (000)	$107,509		$68,324		$66,512	$50,054	$19,346

Portfolio turnover rate of the LifePath Index Master Portfolio(g)	6%		26%		11%	29%	12%

(a)	Based on average shares outstanding.

(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)	Amount is greater than $(0.005) per share.

(d)	Where applicable, assumes the reinvestment of distributions.

(e)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.

(f)

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	2017	2016	2015	2014	2013
Allocated fees waived	0.03%	0.02%	0.02%	0.02%	0.02%
Investments in underlying funds	0.06%	0.09%	0.07%	0.06%	0.05%

(g)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

Financial Highlights (continued)

	BlackRock LifePath Index 2040 Fund
	Investor A
	Year Ended December 31,
(For a share outstanding throughout each period)	2017		2016		2015	2014	2013
Net asset value, beginning of year	$12.27		$11.64		$12.09	$11.68	$10.17

Net investment income(a)	0.31		0.24		0.25	0.24	0.27
Net realized and unrealized gain (loss)	2.07		0.66		(0.35)	0.53	1.58

Net increase (decrease) from investment operations	2.38		0.90		(0.10)	0.77	1.85

Distributions(b):
From net investment income	(0.29)		(0.24)		(0.24)	(0.23)	(0.23)
From net realized gain	(0.00	)(c)	(0.03)		(0.11)	(0.13)	(0.11)
From return of capital	—		(0.00	)(c)	—	—	—

Total distributions	(0.29)		(0.27)		(0.35)	(0.36)	(0.34)

Net asset value, end of year	$14.36		$12.27		$11.64	$12.09	$11.68

Total Return(d)
Based on net asset value	19.56%		7.72%		(0.94)%	6.62%	18.38%

Ratios to Average Net Assets(e)(f)
Total expenses	0.40%		0.43%		0.45%	0.48%	0.53%

Total expenses after fees waived and/or reimbursed	0.36%		0.37%		0.38%	0.41%	0.45%

Net investment income	2.29%		2.02%		2.02%	1.98%	2.39%

Supplemental Data
Net assets, end of year (000)	$204,873		$134,897		$69,660	$58,952	$31,753

Portfolio turnover rate of the LifePath Index Master Portfolio(g)	6%		26%		11%	29%	12%

(a)	Based on average shares outstanding.

(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)	Amount is greater than $(0.005) per share.

(d)	Where applicable, assumes the reinvestment of distributions.

(e)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.

(f)

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	2017	2016	2015	2014	2013
Allocated fees waived	0.03%	0.02%	0.02%	0.02%	0.02%
Investments in underlying funds	0.06%	0.09%	0.07%	0.06%	0.05%

(g)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

Financial Highlights (continued)

	BlackRock LifePath Index 2050 Fund
	Institutional
	Year Ended December 31,
(For a share outstanding throughout each period)	2017	2016		2015	2014	2013
Net asset value, beginning of year	$12.65	$11.95		$12.41	$11.91	$10.11

Net investment income(a)	0.37	0.29		0.29	0.29	0.34
Net realized and unrealized gain (loss)	2.32	0.70		(0.38)	0.57	1.82

Net increase (decrease) from investment operations	2.69	0.99		(0.09)	0.86	2.16

Distributions(b):
From net investment income	(0.35)	(0.27)		(0.28)	(0.26)	(0.27)
From net realized gain	—	(0.02)		(0.09)	(0.10)	(0.09)
From return of capital	—	(0.00	)(c)	—	—	—

Total distributions	(0.35)	(0.29)		(0.37)	(0.36)	(0.36)

Net asset value, end of year	$14.99	$12.65		$11.95	$12.41	$11.91

Total Return(d)
Based on net asset value	21.38%	8.36%		(0.72)%	7.23%	21.56%

Ratios to Average Net Assets(e)(f)
Total expenses	0.15%	0.19%		0.22%	0.27%	0.34%

Total expenses after fees waived and/or reimbursed	0.10%	0.11%		0.12%	0.15%	0.20%

Net investment income	2.68%	2.40%		2.32%	2.33%	3.03%

Supplemental Data
Net assets, end of year (000)	$70,450	$40,196		$38,476	$24,618	$7,679

Portfolio turnover rate of the LifePath Index Master Portfolio(g)	5%	28%		14%	22%	12%

(a)	Based on average shares outstanding.

(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)	Amount is greater than $(0.005) per share.

(d)	Where applicable, assumes the reinvestment of distributions.

(e)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.

(f)

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	2017	2016	2015	2014	2013
Allocated fees waived	0.03%	0.04%	0.03%	0.03%	0.06%
Investments in underlying funds	0.06%	0.10%	0.09%	0.08%	0.06%

(g)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

Financial Highlights (concluded)

	BlackRock LifePath Index 2050 Fund
	Investor A
	Year Ended December 31,
(For a share outstanding throughout each period)	2017	2016		2015	2014	2013
Net asset value, beginning of year	$12.62	$11.93		$12.39	$11.89	$10.10

Net investment income(a)	0.33	0.25		0.26	0.26	0.32
Net realized and unrealized gain (loss)	2.32	0.71		(0.38)	0.57	1.81

Net increase (decrease) from investment operations	2.65	0.96		(0.12)	0.83	2.13

Distributions(b):
From net investment income	(0.31)	(0.25)		(0.25)	(0.23)	(0.25)
From net realized gain	—	(0.02)		(0.09)	(0.10)	(0.09)
From return of capital	—	(0.00	)(c)	—	—	—

Total distributions	(0.31)	(0.27)		(0.34)	(0.33)	(0.34)

Net asset value, end of year	$14.96	$12.62		$11.93	$12.39	$11.89

Total Return(d)
Based on net asset value	21.14%	8.04%		(0.96)%	7.01%	21.25%

Ratios to Average Net Assets(e)(f)
Total expenses	0.40%	0.43%		0.46%	0.52%	0.59%

Total expenses after fees waived and/or reimbursed	0.35%	0.36%		0.37%	0.40%	0.45%

Net investment income	2.40%	2.07%		2.09%	2.08%	2.85%

Supplemental Data
Net assets, end of year (000)	$95,477	$60,051		$27,413	$22,053	$12,103

Portfolio turnover rate of the LifePath Index Master Portfolio(g)	5%	28%		14%	22%	12%

(a)	Based on average shares outstanding.

(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)	Amount is greater than $(0.005) per share.

(d)	Where applicable, assumes the reinvestment of distributions.

(e)	Includes the LifePath Index Fund’s share of its corresponding LifePath Index Master Portfolio’s allocated net expenses and/or net investment income.

(f)

Includes the LifePath Index Fund’s share of the LifePath Index Master Portfolio’s allocated fees waived and expenses and/or net investment income. Excludes expenses incurred indirectly as a result of the LifePath Index Master Portfolio’s investments in underlying funds as follows:

	2017	2016	2015	2014	2013
Allocated fees waived	0.03%	0.04%	0.03%	0.03%	0.06%
Investments in underlying funds	0.06%	0.10%	0.09%	0.08%	0.06%

(g)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

INFORMATION ABOUT THE REORGANIZATION

The following summary of each Agreement and Plan of Reorganization (each, a “Reorganization Agreement”) does not purport to be complete and is qualified in its entirety by reference to the form of Reorganization Agreement, a copy of which is attached as Appendix II—“Form of Agreement and Plan of Reorganization” and is incorporated herein by reference.

Under each Reorganization Agreement, a Reorganization will consist of: (i) the transfer and delivery of all of the assets of the applicable Target Fund to the corresponding Acquiring Fund, in exchange for the assumption by such Acquiring Fund of all of the Target Fund’s Stated Liabilities (as defined in Appendix II) and newly-issued shares of the applicable Acquiring Fund (“Acquiring Fund Shares”); (ii) the distribution, on or as soon as practicable after the Closing Date (as defined in Appendix II), of the Acquiring Fund Shares (including fractional shares) by such Target Fund to its shareholders; and (iii) the termination, dissolution and liquidation of the Target Fund as a series of the Target Trust. Such assets will be transferred in-kind by such Acquiring Fund to the corresponding Acquiring Master Portfolio in exchange for interests in such Acquiring Master Portfolio. Current shareholders of Class A, Class B, Legacy Class B and Premier Shares of each Target Fund, if applicable, will own Investor A Shares or Investor P Shares of the applicable Combined Fund pursuant to the Share Class Mapping. Current shareholders of Class R-1 and R-2 Shares of each Target Fund will own Investor P Shares of the applicable Combined Fund. Current shareholders of Institutional and Class R-3 Shares of each Target Fund will own Institutional Shares of the applicable Combined Fund. The number of Acquiring Fund Shares that a Target Fund’s shareholders receive will depend on the relative NAV of the Acquiring Fund Shares issued to the applicable share class of the corresponding Target Fund computed as of the close of regular trading on the NYSE on the business day immediately prior to the Closing Date of the Reorganization (the “Valuation Time”), after the declaration and payment of the dividends and/or other distributions. Such NAV will be determined in accordance with the Acquiring Funds’ valuation procedures.

Each Target Fund expects to distribute the Acquiring Fund Shares to the shareholders of the corresponding Target Fund on or as soon as practicable after the Closing Date. The distribution of Acquiring Fund Shares to a Target Fund’s shareholders will be accomplished by opening new accounts on the books of such Acquiring Fund in the names of the corresponding Target Fund’s shareholders and transferring to those shareholder accounts the shares of such Acquiring Fund. Such newly-opened accounts on the books of an Acquiring Fund will represent the pro rata number of shares that the Target Fund is to receive under the terms of the Reorganization Agreement.

Upon distribution of such shares, all outstanding shares of the Target Funds will be redeemed on or as soon as practicable after the Closing Date in accordance with applicable state law and the charter of the Target Trust. Thereafter, the Target Fund will be abolished as a series of the Target Trust under Delaware state law.

No sales charge or fee of any kind will be assessed to a Target Fund’s shareholders in connection with their receipt of shares of the corresponding Acquiring Fund in the applicable Reorganization. Upon the approval of the Reorganizations, Target Fund shareholders will not need to take any additional action and Target Fund shares will be exchanged for applicable shares of the Acquiring Fund pursuant to the Agreement and Plan of Reorganization. Each Fund has made certain standard representations and warranties to each other regarding organization, status and conduct of business.

Unless waived in accordance with each Reorganization Agreement, the obligations of each Acquiring Fund and each Target Fund are conditioned upon, among other things:

•	the approval of the applicable Reorganization Agreement, which provides for the applicable Reorganization, by the Target Board and the Acquiring Board;

•	the approval of the applicable Reorganization Agreement by the shareholders of each Target Fund;

•

the SEC shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by the applicable Reorganization Agreement under Section 25(c) of the 1940 Act;

•	the receipt of all necessary approvals, consents, registrations and exemptions under federal, state and local laws;

•

the truth in all material respects as of the Closing Date of the representations and warranties of the Funds and performance and compliance in all material respects with the Funds’ agreements, obligations and covenants required by the applicable Reorganization Agreement;

•

the effectiveness under applicable law of the registration statement of which this Combined Prospectus/Proxy Statement forms a part and the absence of any stop orders under the 1933 Act pertaining thereto;

•	the declaration of a dividend or dividends by each Target Fund to distribute all of its undistributed net investment income and net capital gains; and

•	the receipt of an opinion of counsel relating to, among other things, the tax-free nature of the applicable Reorganization for U.S. federal income tax purposes.

Each Reorganization Agreement may be terminated or amended by the mutual consent of the parties, either before or after approval thereof by the shareholders of the applicable Target Fund.

The Target Board, including all of the Independent Trustees, recommends that you vote to approve the applicable Reorganization, as it believes each Reorganization is in the best interests of the applicable Target Fund (as described more fully in “Reasons for the Reorganizations” below).

Reasons for the Reorganizations

SFIMC, after a review of the nature and goals of its mutual fund advisory business, determined to reduce the extent of its mutual fund advisory business activities. As a result of this review and in consideration of the nature of the Target Funds’ shareholder base, including the desire for SFMAIC agents to continue to maintain their relationship with those clients/shareholders, SFIMC presented the Target Board with information on possible strategic dispositions within its mutual fund business, including relating to the Target Funds. After considering and evaluating several possible prominent and well-managed mutual fund complexes, SFIMC recommended that the Target Board approve the Reorganization of each Target Fund with and into a corresponding Acquiring Fund.

The Target Board discussed and considered matters relating to the proposed Reorganizations at the State Farm Merger Evaluation Meetings. During the course of the State Farm Merger Evaluation Meetings, the Target Board requested, received and discussed information from various parties, including from SFIMC and BFA, regarding (i) the structure, terms and conditions and anticipated timeline of the Reorganizations; (ii) the rationale for the Reorganizations, as well as comparative data and information with respect to the Target Funds and Acquiring Funds; (iii) the expected impact of the Reorganizations on each Target Fund and its shareholders; (iv) BFA’s organization, personnel and affiliates; (v) BFA’s investment philosophy and process; (vi) BFA’s experience in providing investment advisory services to mutual funds; (vii) BFA’s operational, legal and compliance capabilities, as well as its financial conditions and resources; (viii) the services provided by, and BFA’s administration and oversight of, the Acquiring Funds’ third-party service providers; (ix) the key distribution channels and intermediary relationships for the Acquiring Funds; and (x) the composition and governance of the Acquiring Board. The Target Board also received and considered information from counsel to the Independent Trustees regarding the duties of the Target Board in considering the Reorganizations. During the course of the Target Board’s deliberations, the Independent Trustees were advised by and received assistance from their independent counsel, including in executive sessions. In addition, during several State Farm Merger Evaluation Meetings, the Independent Trustees of the Target Board met with a number of management personnel of BFA, as well as the Chief Compliance Officer of the Acquiring Trust. In addition, the chair of the Acquiring Board and directors/trustees of certain other BlackRock mutual funds advised by BFA or its affiliates also met in person or via videoconference with the entire Target Board.

At the Approval Meeting, the Target Board, including all of the Independent Trustees, unanimously approved each Agreement and Plan of Reorganization and voted to recommend that the shareholders of each

Target Fund also approve the applicable Agreement and Plan of Reorganization. The Target Board determined that, based on an assumption that all of the facts and circumstances existing at the time of closing of the Reorganization are not materially different from those presented to the Target Board at the Approval Meeting, each Reorganization would be in the best interests of the applicable Target Fund and that the interests of existing shareholders of each Target Fund would not be diluted as a result of such Reorganization. The Target Board’s determinations were based on a comprehensive evaluation of the information provided to them. During the review, the Target Board did not identify any particular information or consideration that was all-important or controlling.

Results of Process

In reaching its determinations with respect to the Reorganization of each Target Fund into the corresponding Acquiring Fund, the Target Board considered a number of factors presented at the time of the State Farm Merger Evaluation Meetings, including, but not limited to, the following:

•	The reputation, financial strength and resources of BFA;

•	The investment experience, expertise, personnel, operations and compliance program of BFA and its parent company, BlackRock, Inc.;

•

The investment objective, principal investment strategies, and risks of the Target Funds are the same as or substantially similar to the investment objective, principal investment strategies, and risks of the Acquiring Funds, except that the Acquiring Funds are part of a master-feeder structure, in which each Acquiring Fund, in seeking to achieve its investment objective, invests all of its assets in the applicable Acquiring Master Portfolio, which has the same principal investment strategies as the Acquiring Fund;

•	The current asset allocation of the Target Funds and the Acquiring Funds;

•	The fundamental and non-fundamental investment restrictions of the Target Funds and the Acquiring Funds;

•	The portfolio managers of the sub-adviser currently managing the Target Funds will serve as the portfolio managers of the Acquiring Master Portfolios in which the Combined Funds will invest;

•	The current sub-adviser of the Target Funds, BFA, is the investment adviser of the Acquiring Master Portfolios in which the Acquiring Funds invest;

•	The advisory fee rate to be paid by the Combined Funds are lower than the current advisory fee rate paid by the Target Funds;

•	The nature, quality and extent of the services to be provided by BFA to the Combined Funds;

•

BFA’s commitment that annual total expense ratio of each share class of the Combined Funds (after waivers and expense reimbursements) will be equal to, or lower than, the annual total expense ratio (after waivers and expense reimbursements) of the applicable share class of the Target Funds until at least April 30, 2021;

•	The features of BFA’s expense recapture program and the anticipated impact of the program, if any, on the Target Funds following the Reorganization;

•

The differences in rights and privileges between the Target Funds’ share classes and the corresponding Acquiring Funds’ share classes, including that current shareholders of certain share classes of the Target Funds may elect to receive a share class of the Acquiring Fund through which a shareholder may continue to work with SFMAIC registered representatives with respect to the sale of Acquiring Fund shares and the servicing of such shareholder accounts;

•	The differences in the front-end sales loads, CDSCs and 12b-1 fees between the Target Funds’ share classes and the Acquiring Funds’ share classes;

•

There is not expected to be any diminution in the nature, quality and extent of services provided to the Combined Funds and their shareholders from the services provided to the Target Funds and their shareholders as a result of the Reorganizations, including the transition from the Target Funds’ current service providers to the Acquiring Funds’ service providers;

•	The historical performance records of the Target Funds and the Acquiring Funds;

•	The access to BFA’s and/or BRIL’s distribution channels may create the potential for broader asset growth and a more stable asset base;

•

Shareholders of the Target Funds are expected to face no adverse tax consequences as a result of the Reorganizations aside from any capital gains distributions resulting from any repositioning of the Target Funds’ portfolio holdings;

•	The composition and qualifications of the Acquiring Board;

•	The terms and conditions of each Agreement and Plan of Reorganization;

•

All costs associated with the Target Funds’ participation in the proposed Reorganizations are expected to be borne by SFIMC or its affiliates as a result of the Target Funds’ expense limitation and/or SFIMC’s agreement that the current shareholders will not bear any costs of the Reorganizations, and not by the shareholders of the Target Funds (other than any portfolio transaction costs relating to any realignment of a Target Fund’s portfolio with that of the corresponding Acquiring Fund prior to and/or after the Reorganization);

•	No sales charge, CDSC, commission, redemption fee or other transactional fee will be charged as a result of the proposed Reorganizations;

•	The potential transaction costs relating to any realignment of the Target Funds’ portfolios as a result of the proposed Reorganizations; and

•	Possible alternatives to the Reorganizations, including the liquidation of the Target Funds.

After consideration of the factors noted above, together with other factors and information considered to be relevant, the Target Board, including all of the Independent Trustees, unanimously approved the Reorganizations, concluding that the Reorganizations are in the best interests of each Target Fund and that the interests of existing shareholders of each Target Fund would not be diluted as a result of a Reorganization. This determination was made on the basis of each Trustee’s business judgment after consideration of all of the factors taken as a whole with respect to each Target Fund and its shareholders, although individual Trustees may have placed different weight on various factors and assigned different degrees of materiality to various factors.

Material U.S. Federal Income Tax Consequences of the Reorganizations

The following is a general summary of the material anticipated U.S. federal income tax consequences of each Reorganization. The discussion is based upon the Code, Treasury regulations, court decisions, published positions of the IRS and other applicable authorities, all as in effect on the date hereof and all of which are subject to change or different interpretations (possibly with retroactive effect). The discussion is limited to U.S. persons that hold shares of a Target Fund as capital assets for U.S. federal income tax purposes. This summary does not address all of the U.S. federal income tax consequences that may be relevant to shareholders that are subject to special treatment under U.S. federal income tax laws. No assurance can be given that the IRS will not assert, or that a court will not sustain, a position contrary to any of the tax aspects described below. Shareholders are advised to consult their own tax advisers on the U.S. federal income tax consequences of the Reorganization, as well as the effects of state, local and non-U.S. tax laws.

It is a condition to the closing of each Reorganization that each Fund receive an opinion from Dechert LLP, tax counsel to the Acquiring Funds, dated as of the Closing Date, that the Reorganization will be a

“reorganization” within the meaning of Section 368(a) of the Code and that the Target Fund and the Acquiring Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code. As a “reorganization” within the meaning of Section 368(b) of the Code, the U.S. federal income tax consequences of each Reorganization can be summarized as follows:

•

No gain or loss will be recognized by the Target Fund or by the Acquiring Fund upon the transfer of all of the assets of the Target Fund to the Acquiring Fund solely in exchange for the shares of the Acquiring Fund and the assumption by the Acquiring Fund of certain liabilities (which exclude liabilities relating to any litigation) of the Target Fund or upon the distribution of the shares of the Acquiring Fund to shareholders of the Target Fund in exchange for such shareholders’ shares of the Target Fund in liquidation of the Target Fund, except for any gain or loss that may be required to be recognized solely as a result of the closing of the tax year of the Target Fund due to the Reorganization or as the result of any transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code.

•

No gain or loss will be recognized by a shareholder of the Target Fund who exchanges all of the shareholder’s shares of the Target Fund solely for the shares of the Acquiring Fund pursuant to the Reorganization.

•

The tax basis of the shares of the Acquiring Fund received by a shareholder of the Target Fund pursuant to the Reorganization (including any fractional share) will be the same as the tax basis of the shares of the Target Fund surrendered in exchange therefor.

•

The holding period of the shares of the Acquiring Fund received by a shareholder of the Target Fund pursuant to the Reorganization (including any fractional share) will include the holding period of the shares of the Target Fund surrendered in exchange therefor, provided such Target Fund shares are held as capital assets at the time of the Reorganization.

•

The Acquiring Fund’s tax basis in assets of the Target Fund received by the Acquiring Fund pursuant to the Reorganization will, in each instance, equal the tax basis of such assets in the hands of the Target Fund immediately prior to the Reorganization except for any adjustments that may be required to be made as a result of the closing of the tax year of the Target Fund due to the Reorganization or as a result of gain recognized on the transfer of certain assets of the Target Fund, and the Acquiring Fund’s holding period for such assets will, in each instance, include the period during which the assets were held by the Target Fund except for any assets which may be marked to market for U.S. federal income tax purposes on the termination of the Target Fund’s taxable year or on which gain was recognized upon the transfer to the Acquiring Fund.

•

No gain or loss will be recognized by the Acquiring Fund upon the transfer of all of the assets and liabilities of the Target Fund to the Acquiring Master Portfolio solely in exchange for the interests of Acquiring Master Portfolio.

•

The Acquiring Master Portfolio’s tax basis in assets of the Target Fund received by the Acquiring Master Portfolio pursuant to the Reorganization will, in each instance, equal the tax basis of such assets in the hands of the Target Fund immediately prior to the Reorganization except for any adjustments that may be required to be made as a result of the closing of the tax year of the Target Fund due to the Reorganization or as a result of gain recognized on the transfer of certain assets of the Target Fund, and the Acquiring Master Portfolio’s holding period for such assets will, in each instance, include the period during which the assets were held by the Target Fund except for any assets which may be marked to market for U.S. federal income tax purposes on the termination of the Target Fund’s taxable year or on which gain was recognized upon the transfer to the Acquiring Master Portfolio.

For each Reorganization, the opinion of Dechert LLP relating to the Reorganization will be based on U.S. federal income tax law in effect on the Closing Date. For each Reorganization, in rendering the opinion, Dechert LLP will also rely upon certain representations of the management of the Acquiring Fund and the Target

Fund and assume, among other things, that the Reorganization will be consummated in accordance with the operative documents. For each Reorganization, the opinion will not express an opinion on the tax effects to the Target Fund or the Acquiring Fund of marking to market certain categories of assets as of the closing of the taxable year of the Target Fund at the time of the Reorganization or as a result of the transfer of certain types of assets. An opinion of counsel is not binding on the IRS or any court.

Each Combined Fund intends to continue to be taxed under the rules applicable to regulated investment companies as defined in Section 851 of the Code, which are the same rules currently applicable to the Target Fund and its shareholders.

Prior to the Closing Date, each Target Fund will declare a distribution or distributions to its shareholders that, together with all previous distributions, will have the effect of distributing to its shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net realized capital gains, if any, through the Closing Date (after reduction for any capital loss carryforward).

A portion of the assets held by a Target Fund may be sold in connection with the Reorganization, if needed for purposes of the Target Fund’s distribution mentioned in the previous paragraph, and a portion of such assets may be required to be marked to market as a result of the termination of the Target Fund’s taxable year or as a result of the transfer of some of the assets in the Reorganization. The tax impact of any such sales (or deemed sales) will depend on the difference between the price at which such assets are sold (or deemed sold) and the Target Fund’s basis in such assets. Any capital gains recognized in these sales (or deemed sales) on a net basis will be distributed to the Target Fund shareholders as capital gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale (or deemed sale) and prior to or on the date of the Reorganization, and such distributions will be taxable to shareholders of the Target Fund in non-tax qualified accounts.

While the portfolio managers of each Acquiring Fund do not anticipate disposing of a material portion of the corresponding Target Fund’s holdings following the closing of the Reorganization, they do anticipate requesting the disposition of substantially all of the holdings of such Target Fund in preparation for the Reorganization. The purpose of these sales is to align the holdings in each Target Fund with that of the corresponding Acquiring Fund prior to the closing of the Reorganization. During this period, although each Target Fund will continue to follow its glidepath, it may deviate from its principal investment strategies of investing specifically in exchange-traded equity (including real estate investment trusts) and bond funds and money market funds to gain exposure to the underlying asset classes represented in the glidepath.

As of December 31, 2017, none of the Target Funds had any capital loss carryforwards.

Shareholders of a Target Fund may redeem their shares at any time prior to the closing of the Reorganization. Generally, such redemptions would be taxable transactions. Shareholders are advised to consult their own tax advisers on the U.S. federal income tax consequences of any such redemption, as well as the effects of state, local and non-U.S. tax laws.

Expenses of the Reorganization

BFA or its affiliates will pay each Acquiring Fund’s portion of the expenses incurred in connection with its respective Reorganization, which are described more fully below, other than legal fees associated with counsel to the trustees who are not “interested persons” (as defined in the 1940 Act) (“Independent Trustee Counsel Fees”) of its respective Acquiring Trust and any portfolio transaction costs relating to the realignment of the corresponding Target Fund’s portfolio after its respective Reorganization. The Independent Trustee Counsel Fees are allocated based on the Acquiring Fund’s net assets and are estimated to be $3,280 for Proposal 1a, $6,400 for Proposal 1b, $8,850 for Proposal 1c, $6,750 for Proposal 1d and $3,830 for Proposal 1e for the applicable Acquiring Fund and, with respect to each Acquiring Fund, will be borne indirectly by BFA or its affiliates due to the expense caps applicable to the Acquiring Fund. If the Reorganizations are not approved, however, BFA or its affiliates will directly bear the Independent Trustee Counsel Fees.

SFIMC or its affiliates will reimburse each Target Fund for the Target Fund’s portion of the expenses incurred in connection with its respective Reorganization (including auditor and legal fees of the Target Fund, solicitation fees and the costs of printing and mailing the Combined Prospectus/Proxy Statement), which are estimated to be $298,000 for Proposal 1a, $467,000 for Proposal 1b, $488,000 for Proposal 1c, $354,000 for Proposal 1d and $125,000 for Proposal 1e, other than any portfolio transaction costs relating to the realignment of the Target Fund’s portfolio prior to its respective Reorganization. SFIMC or its affiliates will reimburse a Target Fund for expenses related to the Reorganizations simultaneously with the accrual of such expense on the Target Fund’s financial statements. The simultaneous timing of the expense accrual and the reimbursement will prevent Target Fund shareholders from bearing these costs prior to reimbursement.

In addition, if the Reorganizations are approved, each Target Fund will pay for any portfolio transaction costs relating to the realignment of its portfolio with that of the corresponding Acquiring Fund in connection with the Reorganizations. Prior to the closing of its respective Reorganization, each Acquiring Fund anticipates requesting the disposition of substantially all of the corresponding Target Fund’s holdings.

SFIMC has estimated that the brokerage commission and other portfolio transaction costs relating to the realignment of each Target Fund’s portfolio prior to its respective Reorganization will be approximately: $159,492 or, based on shares outstanding as of December 31, 2017, $0.002 per share for LifePath Retirement Target Fund; $324,761 or, based on shares outstanding as of December 31, 2017, $0.002 per share for LifePath 2020 Target Fund; $537,040 or, based on shares outstanding as of December 31, 2017, $0.004 per share for LifePath 2030 Target Fund; $523,022 or, based on shares outstanding as of December 31, 2017, $0.005 per share for LifePath 2040 Target Fund; and $142,045 or, based on shares outstanding as of December 31, 2017, $0.004 per share for LifePath 2050 Target Fund.

The expenses of each Reorganization include, but are not limited to, costs and expenses (including legal fees) related to the preparation and distribution of materials to the Target Board, costs incurred in connection with the Target Board meetings and preparing the minutes of the Target Board meetings, obtaining an opinion of counsel as to certain tax matters, the preparation of each Reorganization Agreement and the N-14 registration statement, fees of the SEC and any state securities commission, transfer agency fees, auditing fees associated with each Target Fund’s financial statements, portfolio transfer taxes (if any), expenses relating to preparing, printing and mailing the Combined Prospectus/Proxy Statement and any other proxy materials to be used in connection with the meeting of shareholders to consider each Reorganization, expenses incurred in connection with the solicitation of proxies to be voted at that meeting, and any other legal and auditing fees in connection with the foregoing.

Agreement Among SFIMC, BAL and BFA

SFIMC, BAL and BFA have entered into a Framework Agreement (“Framework Agreement”) regarding the transfer and delivery by SFIMC to BAL and BFA, of certain books and records that SFIMC maintains for each Target Fund. The transfer and delivery of such books and records, and certain other obligations of the parties, is contingent upon shareholder approval of the Reorganizations, among other things. Assuming shareholder approval is obtained, and the other conditions in the Framework Agreement and in the Reorganization Agreements are met, shareholders of the Target Funds will become shareholders of the applicable Acquiring Fund.

Continuation of Shareholder Accounts and Plans; Share Certificates

Upon consummation of the Reorganizations, each Acquiring Fund directly or indirectly will establish a position for each Target Fund shareholder on the books of the corresponding Acquiring Fund containing the appropriate number of shares of such Acquiring Funds to be received in the applicable Reorganization. No certificates for shares of the Acquiring Funds will be issued in connection with the Reorganizations.

Legal Matters

Certain legal matters concerning the U.S. federal income tax consequences of the Reorganizations will be passed on by Dechert LLP, tax counsel to the Acquiring Funds. Certain legal matters of Delaware law concerning the issuance of shares of each Acquiring Fund will be passed on by Morris, Nichols, Arsht & Tunnell LLP which serves as Delaware counsel to each Acquiring Fund.

OTHER INFORMATION

Capitalization

The following tables set forth: (i) as of December 31, 2017, the unaudited capitalization of Class A, Class B, Legacy Class B, Premier, Class R-1, Class R-2, Class R-3 and Institutional Shares, as applicable, of the Target Funds; (ii) as of December 31, 2017, the unaudited capitalization of Investor A, Investor P and Institutional Shares, as applicable, of the Acquiring Funds; and (iii) the unaudited pro forma combined capitalization of Investor A, Investor P and Institutional Shares, as applicable, of the Combined Funds assuming the Reorganizations have been completed consistent with the Share Class Mapping. The capitalizations are likely to be different when the Reorganizations are scheduled to be completed as a result of daily share purchase and redemption activity.

In addition to the Share Class Mapping, the following tables anticipate that (i): an estimated 75% of the aggregate current Target Fund Class A, Class B, Legacy Class B and Premier Shares (to the extent applicable) held by investors that are 401(k) plans not held with Ascensus or trustee-directed 401(a) plans not governed by a custodial account agreement with State Farm Bank or that are taxable accounts will consent to having their accounts moved to the RBC brokerage platform and therefore receive Investor P Shares of the corresponding Acquiring Fund; and (ii) an estimated 25% of the aggregate current Target Fund shares of such share classes held by these types of investors will not consent to having their accounts moved to the RBC brokerage platform and will therefore receive Investor A Shares of the corresponding Acquiring Fund. The capitalization tables set forth below assume these estimated percentages. As noted above, BFA or its affiliates will pay the Acquiring Funds’ portion of the expenses incurred in connection with the Reorganizations, and although the Target Funds will pay for their portion of the expenses incurred in connection with the Reorganizations, SFIMC or its affiliates will reimburse the Target Funds for such expenses. In addition, although each Acquiring Fund will bear the Independent Trustee Counsel Fees of the Acquiring Trust, such Independent Trustee Counsel Fees are expected to be borne indirectly by BFA or its affiliates due to the expense caps applicable to the Acquiring Funds. Therefore, the costs of the Reorganizations are not reflected in the pro forma adjustments. The pro forma capitalization of each Combined Fund reflects adjustments due to transaction costs expected to be incurred by the corresponding Target Fund, but does not reflect the distribution of income and gains by the corresponding Target Fund prior to the Reorganization. The pro forma capitalization of LifePath 2050 Combined Fund also reflects adjustments due to redemptions by SFMAIC in the LifePath 2050 Target Fund. No material valuation adjustments are expected as a result of the Reorganization.

LifePath Retirement Target Fund and LifePath Retirement Acquiring Fund:

	LifePath Retirement Target Fund as of December 31, 2017
	Class A Shares	Class B Shares	Legacy Class B Shares	Premier Shares	Class R-1 Shares	Class R-2 Shares	Class R-3 Shares	Institutional Shares
Net Assets	$364,728,626	$6,027,201	$2,902,707	$728,003,873	$6,096,978	$27,074,102	$1,877,506	$108,558,610
Shares Outstanding	27,736,830	455,447	214,299	54,110,980	461,992	2,005,769	139,718	8,068,147
NAV per Share	$13.15	$13.23	$13.55	$13.45	$13.20	$13.50	$13.44	$13.46

	LifePath Retirement Acquiring Fund
	Investor A Shares			Investor P Shares
	As of December 31, 2017	Pro Forma Adjustments[1,2]	Combined Fund Pro Forma[1,2,3]	As of December 31, 2017[4]	Pro Forma Adjustments[2,5]	Combined Fund Pro Forma[2,3,5]
Net Assets	$89,719,504	$(7,223)	$146,052,131	$—	$(138,222)	$1,078,355,416
Shares Outstanding	7,323,688	378,349	11,922,047	—	7,259,442	88,024,749
NAV per Share	$12.25		$12.25	$12.25		$12.25

	LifePath Retirement Acquiring Fund
	Institutional Shares			Class K Shares[7]
	As of December 31, 2017	Pro Forma Adjustments[2,6]	Combined Fund Pro Forma[2,3,6]	As of December 31, 2017	Pro Forma Adjustments	Combined Fund Pro Forma
Net Assets	$72,929,224	$(14,047)	$183,351,293	$1,072,194,867	$—	$1,072,194,867
Shares Outstanding	5,947,607	797,402	14,952,874	87,492,675	—	87,492,675
NAV per Share	$12.26		$12.26	$12.25		$12.25

[1]

Assumes $56,339,850 of net assets (4,220,010 shares) of LifePath Retirement Target Fund Class A, Class B, Legacy Class B and Premier Shares are allocated to LifePath Retirement Acquiring Fund Investor A Shares according to the estimates described above.

[2]	Adjusted for transaction costs of $159,492.

[3]	Assumes the Reorganization had taken place on December 31, 2017.

[4]	Investor P Shares had not commenced operations as of December 31, 2017. The NAV per Share of Investor P Shares shown is that of Investor A Shares as of December 31, 2017.

[5]

Assumes $1,045,322,557 of net assets (78,297,546 shares) of LifePath Retirement Target Fund Class A, Class B, Legacy Class B and Premier Shares, and all Class R-1 and Class R-2 Shares, are allocated to LifePath Retirement Acquiring Fund Investor P Shares according to the estimates described above.

[6]	Assumes all LifePath Retirement Target Fund Class R-3 and Institutional Shares are allocated to LifePath Retirement Acquiring Fund Institutional Shares.

[7]	No Class K Shares will be issued in connection with the Reorganization.

LifePath 2020 Target Fund and LifePath 2020 Acquiring Fund:

	LifePath 2020 Target Fund as of December 31, 2017
	Class A Shares	Class B Shares	Legacy Class B Shares	Premier Shares	Class R-1 Shares	Class R-2 Shares	Class R-3 Shares	Institutional Shares
Net Assets	$821,969,218	$18,205,253	$8,493,895	$1,022,702,093	$17,209,565	$62,008,550	$3,232,942	$217,887,343
Shares Outstanding	54,903,902	1,221,641	564,065	68,696,515	1,155,433	4,164,854	215,946	14,521,691
NAV per Share	$14.97	$14.90	$15.06	$14.89	$14.89	$14.89	$14.97	$15.00

	LifePath 2020 Acquiring Fund
	Investor A Shares			Investor P Shares
	As of December 31, 2017	Pro Forma Adjustments[1,2]	Combined Fund Pro Forma[1,2,3]	As of December 31, 2017[4]	Pro Forma Adjustments[2,5]	Combined Fund Pro Forma[2,3,5]
Net Assets	$198,411,882	$(16,940)	$311,626,384	$—	$(274,914)	$1,837,082,219
Shares Outstanding	15,615,759	1,323,640	24,526,166	—	21,465,632	144,585,275
NAV per Share	$12.71		$12.71	$12.71		$12.71

	LifePath 2020 Acquiring Fund
	Institutional Shares			Class K Shares[7]
	As of December 31, 2017	Pro Forma Adjustments[2,6]	Combined Fund Pro Forma[2,3,6]	As of December 31, 2017	Pro Forma Adjustments	Combined Fund Pro Forma
Net Assets	$106,139,809	$(32,907)	$327,227,187	$2,103,132,958	$—	$2,103,132,958
Shares Outstanding	8,340,130	2,634,703	25,712,470	165,272,872	—	165,272,872
NAV per Share	$12.73		$12.73	$12.73		$12.73

[1]

Assumes $113,231,442 of net assets (7,586,767 shares) of LifePath 2020 Target Fund Class A, Class B, Legacy Class B and Premier Shares are allocated to LifePath 2020 Acquiring Fund Investor A Shares according to the estimates described above.

[2]	Adjusted for transaction costs of $324,761.

[3]	Assumes the Reorganization had taken place on December 31, 2017.

[4]	Investor P Shares had not commenced operations as of December 31, 2017. The NAV per Share of Investor P Shares shown is that of Investor A Shares as of December 31, 2017.

[5]

Assumes $1,757,882,881 of net assets (117,782,194 shares) of LifePath 2020 Target Fund Class A, Class B, Legacy Class B and Premier Shares, and all Class R-1 and Class R-2 Shares, are allocated to LifePath 2020 Acquiring Fund Investor P Shares according to the estimates described above.

[6]	Assumes all LifePath 2020 Target Fund Class R-3 and Institutional Shares are allocated to LifePath 2020 Acquiring Fund Institutional Shares.

[7]	No Class K Shares will be issued in connection with the Reorganization.

LifePath 2030 Target Fund and LifePath 2030 Acquiring Fund:

	LifePath 2030 Target Fund as of December 31, 2017
	Class A Shares	Class B Shares	Legacy Class B Shares	Premier Shares	Class R-1 Shares	Class R-2 Shares	Class R-3 Shares	Institutional Shares
Net Assets	$1,059,172,269	$26,527,604	$8,950,573	$964,820,947	$32,985,934	$80,154,489	$5,223,280	$296,022,796
Shares Outstanding	64,455,776	1,619,429	540,583	58,691,820	2,019,711	4,892,025	315,585	17,897,000
NAV per Share	$16.43	$16.38	$16.56	$16.44	$16.33	$16.38	$16.55	$16.54

	LifePath 2030 Acquiring Fund
	Investor A Shares			Investor P Shares
	As of December 31, 2017	Pro Forma Adjustments[1,2]	Combined Fund Pro Forma[1,2,3]	As of December 31, 2017[4]	Pro Forma Adjustments[2,5]	Combined Fund Pro Forma[2,3,5]
Net Assets	$284,679,202	$(18,974)	$372,010,776	$—	$(453,048)	$2,084,808,219
Shares Outstanding	20,904,449	1,098,092	27,317,346	—	26,186,248	153,090,787
NAV per Share	$13.62		$13.62	$13.62		$13.62

	LifePath 2030 Acquiring Fund
	Institutional Shares			Class K Shares[7]
	As of December 31, 2017	Pro Forma Adjustments[2,6]	Combined Fund Pro Forma[2,3,6]	As of December 31, 2017	Pro Forma Adjustments	Combined Fund Pro Forma
Net Assets	$137,119,963	$(65,018)	$438,301,020	$2,709,075,164	$—	$2,709,075,164
Shares Outstanding	10,064,384	3,893,626	32,170,595	199,036,300	—	199,036,300
NAV per Share	$13.62		$13.62	$13.61		$13.61

[1]

Assumes $87,350,548 of net assets (5,314,805 shares) of LifePath 2030 Target Fund Class A, Class B, Legacy Class B and Premier Shares are allocated to LifePath 2030 Acquiring Fund Investor A Shares according to the estimates described above.

[2]	Adjusted for transaction costs of $537,040.

[3]	Assumes the Reorganization had taken place on December 31, 2017.

[4]	Investor P Shares had not commenced operations as of December 31, 2017. The NAV per Share of Investor P Shares shown is that of Investor A Shares as of December 31, 2017.

[5]

Assumes $1,972,120,845 of net assets (119,992,803 shares) of LifePath 2030 Target Fund Class A, Class B, Legacy Class B and Premier Shares, and all Class R-1 and Class R-2 Shares, are allocated to LifePath 2030 Acquiring Fund Investor P Shares according to the estimates described above.

[6]	Assumes all LifePath 2030 Target Fund Class R-3 and Institutional Shares are allocated to LifePath 2030 Acquiring Fund Institutional Shares.

[7]	No Class K Shares will be issued in connection with the Reorganization.

LifePath 2040 Target Fund and LifePath 2040 Acquiring Fund:

	LifePath 2040 Target Fund as of December 31, 2017
	Class A Shares	Class B Shares	Legacy Class B Shares	Premier Shares	Class R-1 Shares	Class R-2 Shares	Class R-3 Shares	Institutional Shares
Net Assets	$914,354,020	$27,677,611	$8,963,698	$484,231,207	$26,732,170	$64,537,487	$7,812,154	$385,356,761
Shares Outstanding	51,653,648	1,568,123	500,601	27,238,350	1,516,619	3,649,289	432,320	21,564,788
NAV per Share	$17.70	$17.65	$17.91	$17.78	$17.63	$17.68	$18.07	$17.87

	LifePath 2040 Acquiring Fund
	Investor A Shares			Investor P Shares
	As of December 31, 2017	Pro Forma Adjustments[1,2]	Combined Fund Pro Forma[1,2,3]	As of December 31, 2017[4]	Pro Forma Adjustments[2,5]	Combined Fund Pro Forma[2,3,5]
Net Assets	$204,873,224	$(11,461)	$246,867,036	$—	$(405,156)	$1,484,085,763
Shares Outstanding	14,263,983	554,248	17,187,737	—	19,570,050	103,327,174
NAV per Share	$14.36		$14.36	$14.36		$14.36

	LifePath 2040 Acquiring Fund
	Institutional Shares			Class K Shares[7]
	As of December 31, 2017	Pro Forma Adjustments[2,6]	Combined Fund Pro Forma[2,3,6]	As of December 31, 2017	Pro Forma Adjustments	Combined Fund Pro Forma
Net Assets	$107,508,831	$(106,405)	$500,571,341	$2,021,823,804	$—	$2,021,823,804
Shares Outstanding	7,471,560	5,319,625	34,788,293	140,533,956	—	140,533,956
NAV per Share	$14.39		$14.39	$14.39		$14.39

[1]

Assumes $42,005,273 of net assets (2,369,506 shares) of LifePath 2040 Target Fund Class A, Class B, Legacy Class B and Premier Shares are allocated to LifePath 2040 Acquiring Fund Investor A Shares according to the estimates described above.

[2]	Adjusted for transaction costs of $523,022.

[3]	Assumes the Reorganization had taken place on December 31, 2017.

[4]	Investor P Shares had not commenced operations as of December 31, 2017. The NAV per Share of Investor P Shares shown is that of Investor A Shares as of December 31, 2017.

[5]

Assumes $1,393,221,263 of net assets (78,591,216 shares) of LifePath 2040 Target Fund Class A, Class B, Legacy Class B and Premier Shares, and all Class R-1 and Class R-2 Shares, are allocated to LifePath 2040 Acquiring Fund Investor P Shares according to the estimates described above.

[6]	Assumes all LifePath 2040 Target Fund Class R-3 and Institutional Shares are allocated to LifePath 2040 Acquiring Fund Institutional Shares.

[7]	No Class K Shares will be issued in connection with the Reorganization.

LifePath 2050 Target Fund and LifePath 2050 Acquiring Fund:

	LifePath 2050 Target Fund as of December 31, 2017
	Class A Shares	Premier Shares	Class R-1 Shares	Class R-2 Shares
Net Assets	$316,750,967	$118,753,204	$11,548,528	$20,727,836
Shares Outstanding	25,548,307	9,602,878	929,749	1,667,004
NAV per Share	$12.40	$12.37	$12.42	$12.43

	LifePath 2050 Acquiring Fund
	Investor A Shares			Investor P Shares
	As of December 31, 2017	Pro Forma Adjustments[1,2,3]	Combined Fund Pro Forma[1,2,3,4]	As of December 31, 2017[5]	Pro Forma Adjustments[2,3,6]	Combined Fund Pro Forma[2,3,4,6]
Net Assets	$95,477,183	$(43,997)	$109,423,221	$0	$(3,820,221)	$449,970,279
Shares Outstanding	6,383,402	(196,786)	7,315,805	—	(6,534,625)	30,084,124
NAV per Share	$14.96		$14.96	$14.96		$14.96

	LifePath 2050 Acquiring Fund
	Class K Shares[7]			Institutional Shares[7]
	As of December 31, 2017	Pro Forma Adjustments	Combined Fund Pro Forma	As of December 31, 2017	Pro Forma Adjustments	Combined Fund Pro Forma
Net Assets	$70,450,205	$—	$70,450,205	$1,086,095,749	$—	$1,086,095,749
Shares Outstanding	4,700,607	—	4,700,607	72,468,119	—	72,468,119
NAV per Share	$14.99		$14.99	$14.99		$14.99

[1]

Assumes $13,990,035 of net assets (1,129,189 shares) of LifePath 2050 Target Fund Class A and Premier Shares are allocated to LifePath 2050 Acquiring Fund Investor A Shares according to the estimates described above.

[2]	Adjusted for transaction costs of $142,045.

[3]	Assumes SFMAIC redeems its holdings of $3,722,173.

[4]	Assumes the Reorganization had taken place on December 31, 2017.

[5]	Investor P Shares had not commenced operations as of December 31, 2017. The NAV per Share of Investor P Shares shown is that of Investor A Shares as of December 31, 2017.

[6]

Assumes $421,514,136 of net assets (34,021,996 shares) of LifePath 2050 Target Fund Class A and Premier Shares, and all Class R-1 and Class R-2 Shares, are allocated to LifePath 2050 Acquiring Fund Investor P Shares according to the estimates described above.

[7]	No Class K or Institutional Shares will be issued in connection with the Reorganization.

Shareholder Information

As of the close of business on the Record Date, there were 89,071,624 shares of the LifePath Retirement Target Fund, 139,733,897 shares of the LifePath 2020 Target Fund, 146,257,997 shares of the LifePath 2030 Target Fund, 106,101,425 shares of the LifePath 2040 Target Fund and 37,310,440 shares of the LifePath 2050 Target Fund outstanding. As of such date, the Trustees and officers of the Target Trust as a group owned less than 1% of the outstanding shares of each of the Target Funds. As of such date, no person was known by the Target Funds to own beneficially or of record 5% or more of any class of shares of each of the Target Funds except as follows:

LifePath Retirement Target Fund

Name	Address	Class	% of Class
Lafferty Placement Services 401K	1980 Lewis Road South Wales, New York 14139-9795	Class R-1 Shares	6%
Larry M. Jacobs & Associates	328 East Gadsden Street Pensacola, Florida 32501-4087	Class R-1 Shares	5%
Kirby & Kirby	2614 Artesia Boulevard Redondo Beach, California 90278-3312	Class R-2 Shares	8%
Mosebach, Funt, Dayton & Duckworth	2045 Westgate Drive Bethlehem, Pennsylvania 18017-7476	Class R-3 Shares	31%
Dewayne Trichell State Farm Agent	202 North Walton Boulevard Bentonville, Arkansas 72712-5158	Class R-3 Shares	14%
Thomas & Muller Systems	80 Gravel Pike Red Hill, Pennsylvania 18076-1423	Class R-3 Shares	13%
Don M. Brown State Farm Agency	755 12th Street Fortuna, California 95540-2103	Class R-3 Shares	8%
MS Companies Retirement Plan	6610 North Shadeland Avenue Indianapolis, Indiana 46220-4392	Class R-3 Shares	5%

LifePath 2020 Target Fund

Name	Address	Class	% of Class
Mary M. Andrews	315 West Genesee Street Auburn, New York 13021-3148	Class R-3 Shares	12%
RSI 401K	543 Main Street Kiowa, Kansas 67070-1405	Class R-3 Shares	12%
Sun Construction & Design Services	1232 Boston Avenue Longmont, Colorado 80501-5810	Class R-3 Shares	9%
Suzette De Salvo	5217 Harlem Avenue Chicago, Illinois 60656-1803	Class R-3 Shares	8%
Jim Spachman Agency	2104 Crimson Lane Bloomington, Illinois 61704-2741	Class R-3 Shares	6%
Griffin Consulting Retirement Plan	803 Electra Lakeway, Texas 78734-4213	Class R-3 Shares	6%
Dewayne Trichell State Farm Agent	202 North Walton Boulevard Bentonville, Arkansas 72712-5158	Class R-3 Shares	5%
Deborah Bennett 401K	103 Draper Drive Rehoboth BCH, Delaware 19971-1920	Class R-3 Shares	5%

LifePath 2030 Target Fund

Name	Address	Class	% of Class
Greenspace Construction Services L	5910 Landerbrook Drive Cleveland, Ohio 44124-6500	Class R-3 Shares	15%
Alternative Home Care & Staffing	7759 Montgomery Road Cincinnati, Ohio 45236-4201	Class R-3 Shares	7%
Sun Construction & Design Services	1232 Boston Avenue Longmont, Colorado 80501-5810	Class R-3 Shares	6%
CAD Management Inc.	431 Eastgate Road Henderson, Nevada 89011-4014	Class R-3 Shares	5%
Gary Laforest	15616 North 10th Place Phoenix, Arizona 85022-3524	Class R-3 Shares	5%
Urgent Care/Dean Dentistry 401K	2404 US Highway 19 Holiday, Florida 34691-3943	Class R-3 Shares	5%

LifePath 2040 Target Fund

Name	Address	Class	% of Class
Jim Spachman Agency	2104 Crimson Lane Bloomington, Illinois 61704-2741	Class R-3 Shares	12%
Mulvaney Rehab Services, Ltd.	1007 South 42nd Street Mt. Vernon, Illinois 62864-6217	Class R-3 Shares	11%
MS Companies Retirement Plan	6610 North Shadeland Avenue Indianapolis, Indiana 46220-4392	Class R-3 Shares	11%

LifePath 2050 Target Fund

Name	Address	Class	% of Class
State Farm Mutual Automobile Insurance Co. Inc.	1 State Farm Plaza Bloomington, Illinois 61710-0001	Class R-1 Shares	11%
State Farm Mutual Automobile Insurance Co. Inc.	1 State Farm Plaza Bloomington, Illinois 61710-0001	Class R-2 Shares	6%

As of the Record Date, there were 108,522,876 shares of the LifePath Retirement Acquiring Fund, 202,594,872 shares of the LifePath 2020 Acquiring Fund, 257,595,900 shares of the LifePath 2030 Acquiring Fund, 99,920,260 shares of the LifePath 2040 Acquiring Fund and 185,417,263 shares of the LifePath 2050 Acquiring Fund outstanding. As of such date, the Trustees and officers of the Acquiring Trust as a group owned less than 1% of the outstanding shares of each of the Acquiring Funds. As of such date, no person was known by the Acquiring Funds to own beneficially or of record 5% or more of any class of shares of each of the Acquiring Funds except as follows:

LifePath Retirement Acquiring Fund

Name	Address	Class	% of Class
Taynik &Co.	1200 Crown Colony Drive Quincy, Massachusetts 02169-0938	Investor A Shares	13.98%
National Financial Services LLC	499 Washington Boulevard Jersey City, New Jersey 07310-2010	Investor A Shares	13.67%
Wells Fargo Bank N.A. Trustee	8515 East Orchard Road Greenwood Village, Colorado 80111	Investor A Shares	9.21%
John Hancock Trust Company LLC	690 Canton Street Westwood, Massachusetts 02090	Investor A Shares	6.62%
Charles Schwab & Co. Inc.	101 Montgomery Street San Francisco, California 94104-4122	Investor A Shares	6.42%
Great-West Trust	8515 East Orchard Road Greenwood Village, Colorado 80111	Investor A Shares	5.37%
FIIOC	100 Magellan Way (KW1C) Covington, Kentucky 41015-1987	Investor A Shares	5.07%
Fidelity Investments	100 Magellan Way (KW1C) Covington, Kentucky 41015-0000	Institutional Shares	28.03%
Merrill Lynch, Pierce, Fenner & Smith	4800 Deerlake Drive Jacksonville, Florida 32246-6484	Institutional Shares	12.81%
Ascensus Trust Company	P.O. Box 10758 Fargo, North Dakota 58106	Institutional Shares	5.86%
Taynik & Co.	1200 Crown Colony Drive Quincy, Massachusetts 02169-0938	Institutional Shares	5.86%
Vanguard Fiduciary Trust Company	P.O. Box 2600 Valley Forge, Pennsylvania 19482-2600	Institutional Shares	5.07%
National Financial Services LLC	499 Washington Boulevard Jersey City, New Jersey 07310	Class K Shares	34.03%
John Hancock Life	601 Congress Street Boston, Massachusetts 02210-2805	Class K Shares	8.95%

LifePath 2020 Acquiring Fund

Name	Address	Class	% of Class
Taynik &Co.	1200 Crown Colony Drive Quincy, Massachusetts 02169-0938	Investor A Shares	32.87%
John Hancock Trust Company LLC	690 Canton Street Westwood, Massachusetts 02090	Investor A Shares	11.15%
National Financial Services LLC	499 Washington Boulevard Jersey City, New Jersey 07310-2010	Investor A Shares	11.05%
Charles Schwab & Co. Inc.	101 Montgomery Street San Francisco, California 94104-4122	Investor A Shares	9.93%
Wells Fargo Bank N.A. Trustee	8515 East Orchard Road Greenwood Village, Colorado 80111	Investor A Shares	5.80%
Fidelity Investments	100 Magellan Way (KW1C) Covington, Kentucky 41015-0000	Institutional Shares	25.09%
Taynik & Co.	1200 Crown Colony Drive Quincy, Massachusetts 02169-0938	Institutional Shares	9.87%
TIAA	211 North Broadway St. Louis, Missouri 63102-2733	Institutional Shares	6.26%
Merrill Lynch, Pierce, Fenner & Smith	4800 Deerlake Drive Jacksonville, Florida 32246-6484	Institutional Shares	6.23%
FIIOC	100 Magellan Way (KW1C) Covington, Kentucky 41015-1987	Institutional Shares	5.35%
John Hancock Trust Company LLC	690 Canton Street Westwood, Massachusetts 02090	Institutional Shares	5.07%
National Financial Services LLC	499 Washington Boulevard Jersey City, New Jersey 07310	Class K Shares	36.57%
John Hancock Life	601 Congress Street Boston, Massachusetts 02210-2805	Class K Shares	7.27%

LifePath 2030 Acquiring Fund

Name	Address	Class	% of Class
Taynik &Co.	1200 Crown Colony Drive Quincy, Massachusetts 02169-0938	Investor A Shares	39.67%
National Financial Services LLC	499 Washington Boulevard Jersey City, New Jersey 07310-2010	Investor A Shares	10.60%
Charles Schwab & Co. Inc.	101 Montgomery Street San Francisco, California 94104-4122	Investor A Shares	10.16%
John Hancock Trust Company LLC	690 Canton Street Westwood, Massachusetts 02090	Investor A Shares	7.21%
Wells Fargo Bank N.A. Trustee	8515 East Orchard Road Greenwood Village, Colorado 80111	Investor A Shares	5.41%
Fidelity Investments	100 Magellan Way (KW1C) Covington, Kentucky 41015-0000	Institutional Shares	19.71%
Taynik & Co.	1200 Crown Colony Drive Quincy, Massachusetts 02169-0938	Institutional Shares	11.16%

Name	Address	Class	% of Class
Merrill Lynch, Pierce, Fenner & Smith	4800 Deerlake Drive Jacksonville, Florida 32246-6484	Institutional Shares	9.74%
TIAA	211 North Broadway St. Louis, Missouri 63102-2733	Institutional Shares	6.67%
FIIOC	100 Magellan Way (KW1C) Covington, Kentucky 41015-1987	Institutional Shares	5.45%
Vanguard Fiduciary Trust Company	P.O. Box 2600 Valley Forge, Pennsylvania 19482-2600	Institutional Shares	5.36%
National Financial Services LLC	499 Washington Boulevard Jersey City, New Jersey 07310	Class K Shares	32.90%
John Hancock Life	601 Congress Street Boston, Massachusetts 02210-2805	Class K Shares	10.08%

LifePath 2040 Acquiring Fund

Name	Address	Class	% of Class
Taynik &Co.	1200 Crown Colony Drive Quincy, Massachusetts 02169-0938	Investor A Shares	42.80%
Charles Schwab & Co. Inc.	101 Montgomery Street San Francisco, California 94104-4122	Investor A Shares	10.03%
National Financial Services LLC	499 Washington Boulevard Jersey City, New Jersey 07310-2010	Investor A Shares	9.53%
John Hancock Trust Company LLC	690 Canton Street Westwood, Massachusetts 02090	Investor A Shares	6.90%
Wells Fargo Bank N.A. Trustee	8515 East Orchard Road Greenwood Village, Colorado 80111	Investor A Shares	5.16%
Fidelity Investments	100 Magellan Way (KW1C) Covington, Kentucky 41015-0000	Institutional Shares	14.99%
Taynik & Co.	1200 Crown Colony Drive Quincy, Massachusetts 02169-0938	Institutional Shares	11.66%
TIAA	211 North Broadway St. Louis, Missouri 63102-2733	Institutional Shares	10.96%
Merrill Lynch, Pierce, Fenner & Smith	4800 Deerlake Drive Jacksonville, Florida 32246-6484	Institutional Shares	7.43%
FIIOC	100 Magellan Way (KW1C) Covington, Kentucky 41015-1987	Institutional Shares	6.11%
National Financial Services LLC	499 Washington Boulevard Jersey City, New Jersey 07310	Class K Shares	34.32%
John Hancock Life	601 Congress Street Boston, Massachusetts 02210-2805	Class K Shares	8.85%

LifePath 2050 Acquiring Fund

Name	Address	Class	% of Class
Taynik &Co.	1200 Crown Colony Drive Quincy, Massachusetts 02169-0938	Investor A Shares	40.57%
National Financial Services LLC	499 Washington Boulevard Jersey City, New Jersey 07310-2010	Investor A Shares	12.45%
Charles Schwab & Co. Inc.	101 Montgomery Street San Francisco, California 94104-4122	Investor A Shares	9.04%
John Hancock Trust Company LLC	690 Canton Street Westwood, Massachusetts 02090	Investor A Shares	6.54%
Wells Fargo Bank N.A. Trustee	8515 East Orchard Road Greenwood Village, Colorado 80111	Investor A Shares	5.66%
Fidelity Investments	100 Magellan Way (KW1C) Covington, Kentucky 41015-0000	Institutional Shares	12.61%
FIIOC	100 Magellan Way (KW1C) Covington, Kentucky 41015-1987	Institutional Shares	11.31%
FIIOC	100 Magellan Way (KW1C) Covington, Kentucky 41015-1987	Institutional Shares	11.05%
TIAA	211 North Broadway St. Louis, Missouri 63102-2733	Institutional Shares	8.41%
Taynik & Co.	1200 Crown Colony Drive Quincy, Massachusetts 02169-0938	Institutional Shares	7.40%
FIIOC	100 Magellan Way (KW1C) Covington, Kentucky 41015-1987	Institutional Shares	6.44%
National Financial Services LLC	499 Washington Boulevard Jersey City, New Jersey 07310	Class K Shares	36.21%
John Hancock Life	601 Congress Street Boston, Massachusetts 02210-2805	Class K Shares	8.63%
DCGT	711 High Street Des Moines, Iowa 50392	Class K Shares	5.06%

For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to “control” such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a Target Fund or an Acquiring Fund, or is identified as the holder of record of more than 25% of a Target Fund or an Acquiring Fund and has voting and/or investment powers, such shareholder may be presumed to control such Fund.

Shareholder Rights and Obligations

Each Target Fund is a series of the Target Trust, a statutory trust formed under the laws of the State of Delaware. Under the Target Trust’s organizational documents, each Target Fund is authorized to issue an unlimited number of shares of beneficial interest, with no par value.

Each Acquiring Fund is a series of the Acquiring Trust, a statutory trust formed under the laws of the State of Delaware. Under the Acquiring Trust’s organizational documents, each Acquiring Fund is authorized to issue an unlimited number of shares of beneficial interest, with no par value.

With respect to the Acquiring Funds, each Fund and the shares of the same class within such Fund have equal dividend, distribution, liquidation, and voting rights, and fractional shares have those rights proportionately. With respect to the Acquiring Funds, each Fund and class of shares within such Fund bears its own expenses related to its distribution of shares (and other expenses such as shareholder or administrative services), and has exclusive voting rights with respect to matters relating to the class’ account maintenance and/or distribution expenditures.

There are no preemptive rights in connection with shares of either the Target Funds or the Acquiring Funds. When issued in accordance with the provisions of their respective Prospectuses (and, in the case of shares of the Acquiring Fund, issued in connection with the Reorganization), all shares are fully paid and non-assessable.

Under the Target Trust’s organizational documents, shareholders are not entitled to appraisal rights and, except as otherwise determined by resolution of the trustees of the Target Trust in their sole discretion, have no exchange or conversion rights with respect to their shares.

Description of Delaware Statutory Trusts

The following description is based on relevant provisions of the Delaware Statutory Trust Act (the “Delaware Act”) and each Fund’s operative documents. This summary does not purport to be complete and we refer you to the Delaware Act and the relevant Fund’s operative documents.

A fund established as a series of a Delaware statutory trust, such as: (i) the Target Trust, of which each of the Target Funds is a series; (ii) the Acquiring Trust, of which each of the Acquiring Funds is a series; and (iii) MIP, of which each of the Acquiring Master Portfolios is a series, is governed both by the Delaware Act and the trust’s declaration of trust or similar instrument. For the Target Funds, it is the Target Trust’s Amended and Restated Declaration of Trust (the “Target Trust Declaration”) and Bylaws. For the Acquiring Funds, it is the Acquiring Trust’s Amended and Restated Agreement and Declaration of Trust, as amended, (the “Acquiring Trust Declaration”) and Amended and Restated Bylaws. For the Acquiring Master Portfolios, it is MIP’s Second Amended and Restated Agreement and Declaration of Trust, as amended, (the “MIP Declaration” and together with the Target Trust Declaration and the Acquiring Trust Declaration, the “Trust Declarations”) and Amended and Restated Bylaws. As is common for Delaware statutory trusts, internal governance matters of the Target Trust, the Acquiring Trust and MIP are generally a function of the terms of the respective Trust Declaration. The Target Trust, the Acquiring Trust and MIP have taken advantage of the flexibility of the Delaware Act, which generally defers to the terms of a Delaware statutory trust’s governing instrument with respect to internal affairs.

Each of the Target Trust, the Acquiring Trust and MIP is governed by the respective Trust Declaration, their respective bylaws and the Delaware Act.

Member Voting

Unless otherwise provided in a declaration of trust, the Delaware Act vests the management of a trust in a trustee. The Target Trust Declaration vests management of the Target Trust and each series thereof (including the Target Funds) in the Trustees of the Target Trust and provides that each Trustee shall have all powers necessary and desirable to carry out that responsibility, including those specifically set forth in the Target Trust Declaration. The Acquiring Trust Declaration vests management of the Acquiring Trust and each series thereof (including the Acquiring Funds) in the Trustees of the Acquiring Trust and provides that the Trustees shall have exclusive and absolute control over the trust property and over the business of the Acquiring Trust to the same extent as if the Trustees were the sole owners of the trust property and business in their own right, but with such powers of delegation as may be permitted by the Acquiring Trust Declaration. The MIP Declaration vests management of MIP and each series thereof (including the Acquiring Master Portfolios) in the Trustees of MIP and provides that the Trustees shall have all powers necessary or desirable to carry out the purposes of MIP, including, without limitation, the powers referred to the MIP Declaration.

Under the Target Trust Declaration, the Trustees may sell, convey, and transfer the assets of the Target Trust, or the assets belonging to any one or more series, to another trust, partnership, association or corporation organized under the laws of any state of the United States, or to the Target Trust to be held as assets belonging to another series of the Target Trust, in exchange for cash, shares or other securities (including, in the case of a transfer to another series of the Target Trust, shares corresponding to such other series) with such transfer either (i) being made subject to, or with the assumption by the transferee of, the liabilities belonging to each series the assets of which are so transferred, or (ii) not being made subject to, or not with the assumption of, such liabilities. Under the Acquiring Trust Declaration, the Trustees, in order to change the form of organization of the Acquiring Trust, may, without prior shareholder approval, (i) cause the Acquiring Trust to be merged into or consolidated with, or to sell all or substantially all of its assets to, another trust or company; (ii) cause a series of the Acquiring Trust to be merged into or consolidated with, or to sell all or substantially all of its assets to, another series of the Acquiring Trust or another series of another trust or company; (iii) cause the shares of a class of a series to be converted into another class of the same series; (iv) cause the shares of the Acquiring Trust or any series to be converted into beneficial interests in another business or statutory trust (or series thereof); (v) cause the shares of the Acquiring Trust or any series to be exchanged for shares in another trust or company under or pursuant to any state or federal statute to the extent permitted by law; or (vi) cause the Acquiring Trust to incorporate under the laws of State of Delaware. The MIP Declaration provides that the Trustees, subject to applicable law, may, without interestholder approval, sell and convey all or substantially all of the assets of MIP or any series to one or more trusts, partnerships, associations or corporations so long as the transferee is an investment company under the 1940 Act, or is a series thereof; any such sale shall be for such consideration as the Trustees, in their absolute discretion, deem adequate and may include the assignment of all outstanding obligations, taxes and other liabilities, accrued or contingent, of MIP or any series and may include shares of beneficial interest, stock or other ownership interest of the transferee or of a series thereof.

The 1940 Act requires a vote of shareholders on matters that Congress has determined might have a material effect on shareholders and their investments. For example, shareholder consent is required under the 1940 Act to approve new investment advisory agreements in many cases, an increase in an advisory fee or a Rule 12b-1 fee, changes to fundamental policies, the election of directors or trustees in certain circumstances, and the merger or reorganization of a fund in certain circumstances, particularly where the merger or consolidation involves an affiliated party.

Election and Removal of Trustees

The Target Trust Declaration provides that the number of Trustees which shall constitute the entire Target Board shall be not less than one (1) nor more than fifteen (15), which number may be increased or decreased by the Trustees, but shall never be less than the minimum number permitted by the Delaware Act. The Target Trust Declaration states that each Trustee shall hold office until the next meeting of shareholders called for the purpose of considering the election or re-election of such Trustee or of a successor to such Trustee, and until his or her successor is elected and qualified, and any Trustee who is appointed by the Trustees in the interim to fill a vacancy shall have the same remaining term as that of his or her predecessor, if any, or such term as the Trustees may determine. Any Trustee may resign or retire as a Trustee by an instrument in writing signed by such Trustee and delivered or mailed to an appropriate officer. In addition, any Trustee may be removed with or without cause at any time: (1) by written instrument signed by two-thirds (2/3) of the number of Trustees in office prior to such removal, specifying the date upon which such removal shall become effective, or (2) by the affirmative vote of shareholders holding not less than two-thirds (2/3) of shares outstanding, cast in person or by proxy at any meeting called for that purpose.

The Acquiring Trust Declaration provides that the number of Trustees shall be fixed from time to time by action of a majority of the Trustees, provided, however, that the number of Trustees shall in no event be more than fifteen (15) or less than three (3). The Acquiring Trust Declaration states that the Trustees shall hold office during the lifetime of the Acquiring Trust, and until its termination, except that: (a) any Trustee may resign his or her trust by written instrument signed by him or her and delivered to the Acquiring Trust, which shall take effect upon such delivery or upon such later date as is specified therein; (b) any Trustee may be removed at any time by a vote of at least two-thirds of the number of Trustees prior to such removal, specifying the date when such removal shall become effective; (c) any Trustee who requests in writing to be retired or who has died, becomes physically or mentally incapacitated by reason of disease or otherwise, or is otherwise unable to serve, may be retired by written instrument signed by a majority of the other Trustees, specifying the date of his or her retirement; and (d) a Trustee may be removed at any meeting of the shareholders of the Acquiring Trust by a vote of shareholders owning at least two-thirds of the outstanding shares. In addition, an appointment of a Trustee may be made by the Trustees then in office in anticipation of a vacancy to occur by reason of retirement, resignation or increase in number of Trustees effective at a later date, provided that said appointment shall become effective only at or after the effective date of said retirement, resignation or increase in number of Trustees.

The MIP Declaration provides that the number of Trustees shall be fixed from time to time by the Trustees and shall be not less than three. The Trustees shall hold office during the lifetime of MIP, and until its termination, except that: (i) any Trustee may resign his or her trust by written instrument signed by him or her and delivered to the Trust, which shall take effect upon such delivery or upon such later date as is specified therein; (ii) any Trustee may be removed at any time by vote of at least two-thirds of the number of Trustees prior to such removal, specifying the date when such removal shall become effective; (iii) any Trustee who requests in writing to be retired or who has died, becomes physically or mentally incapacitated by reason of disease or otherwise, or is otherwise unable to serve, may be retired by written instrument signed by a majority of the other Trustees, specifying the date of his or her retirement; and (iv) a Trustee may be removed at any meeting of the interestholders of MIP by vote of two-thirds of the outstanding interests entitled to vote thereon. An appointment of a Trustee may be made by the Trustees then in office in anticipation of a vacancy to occur by reason of retirement, resignation or increase in number of Trustees effective at a later date, provided that said appointment shall become effective only at or after the effective date of said retirement, resignation or increase in number of Trustees.

Issuance of Shares

Under the Target Trust Declaration, the Trustees are authorized to issue an unlimited number of shares. Shareholders are not entitled to any pre-emptive rights other than such rights, if any, the Trustees in their discretion may determine. Shareholders have no appraisal rights with respect to their shares and, except as otherwise determined by resolution of the Trustees in their sole discretion, shall have no exchange or conversion rights with respect to their shares.

The Acquiring Trust Declaration provides that the Trustees shall have the power to issue, sell, repurchase, redeem, retire, cancel, acquire, hold, resell, reissue, dispose of, and otherwise deal in shares and, subject to the provisions set forth in the Acquiring Trust Declaration, to apply to any such repurchase, redemption, retirement, cancellation, or acquisition of shares any funds or property of the Acquiring Trust, or the particular series of the Acquiring Trust, with respect to which such shares are issued. The number of shares of each series, and each class thereof, authorized under the Acquiring Trust Declaration is unlimited. Under the Acquiring Trust Declaration, shareholders shall have no preemptive or other right to subscribe to any additional shares or other securities issued by the Acquiring Trust or the Trustees, whether of the same or other series.

Under the MIP Declaration, the number of interests authorized shall be unlimited, provided that no series shall at any time have more than 100 interestholders. Under the MIP Declaration, interestholders shall have no preemptive or appraisal or other right to subscribe for any additional interests or other securities issued by MIP. In addition, interestholders shall have no right to demand payment for their interests or any other rights of dissenting shareholders in the event MIP participates in any transaction which would give rise to appraisal or dissenters’ rights by a shareholder of a corporation organized under the General Corporation Law of the State of Delaware, or otherwise. No action may be brought by an interestholder on behalf of MIP unless interestholders owning not less than 10 percent of then outstanding interests of MIP join in the bringing of such action. No action may be brought by an interestholder on behalf of any series of MIP unless interestholders owning not less than 10 percent of then outstanding interests of such series join in the bringing of such action.

Series

The Target Trust Declaration provides that the Trustees shall have exclusive power without the requirement of shareholder approval to establish and designate separate and distinct series of shares and with respect to any series of shares, to establish and designate separate and distinct classes of shares. The shares of the Target Trust shall be divided into one or more separate and distinct series or classes of a series as the Trustees shall from time to time establish and designate.

The Acquiring Trust Declaration provides that the Trustees shall have full power and authority, in their sole discretion, and without obtaining any prior authorization or vote of the shareholders of any series of the Acquiring Trust, to establish and designate and to change in any manner such series of shares or any classes of initial or additional series and to fix such preferences, voting powers, rights and privileges of such series or classes thereof as the Trustees may from time to time determine, to divide and combine the shares or any series or classes thereof into a greater or lesser number, to classify or reclassify any issued shares or any series or classes thereof into one or more series or classes of shares, or to take such other action with respect to the shares as the Trustees may deem desirable.

The MIP Declaration provides that the Trustees shall have full power and authority, subject to the provisions of the MIP Declaration and applicable provisions of Delaware law, to establish separate and distinct series with separately defined investment objectives and policies and separately defined investment purposes and to establish classes of such series having relative rights, powers and duties as the Trustees may provide consistent with applicable law; to allocate assets, liabilities, income and expenses of MIP to a particular series of interests or to apportion the same among two or more series, provided that any liabilities or expenses incurred by a particular series of interests shall be payable solely out of the assets of that series; and to the extent necessary or appropriate to give effect to the preferences and special or relative rights and privileges of any classes of interests, to allocate assets, liabilities, income and expenses of a series to a particular class of interests of that series or to apportion the same among two or more classes of interests of that series.

Amendments to the Trust Declarations

Except as otherwise specifically provided therein or as required by the 1940 Act or other applicable law, the Target Trust Declaration may be amended at any time by an instrument in writing signed by a majority of the Trustees then in office. No amendment of the Target Trust Declaration or repeal of any of its provisions shall limit or eliminate the limitation of liability provided to Trustees and officers thereunder with respect to any act or omission occurring prior to such amendment or repeal.

Except as specifically provided in the Acquiring Trust Declaration, the Trustees of the Acquiring Trust, without shareholder vote, may amend or otherwise supplement the Acquiring Trust Declaration by making an amendment, a trust instrument supplemental to the Acquiring Trust Declaration, or an amended and restated trust instrument. Shareholders have the right to vote (i) on any amendment which would affect their right to vote granted in certain provisions the Acquiring Trust Declaration, (ii) on any amendment to the section of the Acquiring Trust Declaration concerning amendments, (iii) on any amendment as may be required by law or by the Acquiring Trust’s registration statement filed with the SEC, and (iv) on any amendment submitted to the shareholders by the Trustees. Any amendment required or permitted to be submitted to shareholders which, as the Trustees determine, shall affect the shareholders of one or more series shall be authorized by vote of the shareholders of each series affected and no vote of shareholders of a series not affected shall be required. Notwithstanding anything else in the Acquiring Trust Declaration, any amendment thereto shall not limit the rights to indemnification or insurance provided therein with respect to action or omission of the Acquiring Trust Covered Persons (as defined below) prior to such amendment.

Except as specifically provided in the MIP Declaration, the Trustees of MIP may, without interestholder vote, amend or otherwise supplement the MIP Declaration by an instrument in writing signed by a majority of the Trustees; provided, however, the interestholders shall have the right to vote (a) on any amendment which would affect their right to vote granted in certain provisions of the MIP Declaration, (b) on any amendment to the section of the MIP Declaration concerning amendments, (c) on any amendment as may be required by the 1940 Act and (d) on any amendment submitted to them by the Trustees. Any amendment required or permitted to be submitted to the interestholders which, as the Trustees determine, shall affect the Interestholders of one or more series shall be authorized by vote of the interestholders of each series affected and no vote of interestholders of a series not affected shall be required.

Shareholder, Trustee and Officer Liability

The Target Trust Declaration provides that, in case any shareholder or former shareholder of the Target Trust shall be held to be personally liable solely by reason of being or having been a shareholder and not because of such shareholder’s acts or omissions or for some other reason, the shareholder or former shareholder shall be entitled out of the assets of the Target Trust to be held harmless from and indemnified against all loss and expense arising from such liability.

The Target Trust Declaration limits the liability to the Target Trust, or a series thereof, of a Trustee, officer, employee or agent of the Target Trust, including persons who serve at the request of the Target Trust as directors, trustees, officers, employees or agents of another organization in which the Target Trust has an interest as a shareholder, creditor or otherwise (the “Target Fund Covered Person”), by requiring the Target Trust to indemnify him against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof. However, no indemnification will be provided to a Target Fund Covered Person for any liability to the Target Trust or its shareholders arising out of a final adjudication by the court or other body before which the proceeding was brought that the Target Fund Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

The Target Trust Declaration further provides that the Trustees of the Target Trust are empowered to purchase and pay out of Target Trust property such insurance as they may deem necessary or appropriate for the conduct of the business, including, without limitation, insurance policies insuring the assets of the Target Trust and payment of distributions and principal on its portfolio investments, and insurance policies insuring the shareholders, Trustees, officers, employees, agents, consultants, investment advisers, managers, administrators, distributors, principal underwriters, or independent contractors, or any employee thereof (or any person connected therewith), of the Target Trust individually against all claims and liabilities of every nature arising by reason of holding, being or having held any such office or position, or by reason of any action alleged to have been taken or omitted by any such person in any such capacity, including any action taken or omitted that may be determined to constitute negligence, whether or not the Target Trust would have the power to indemnify such person against such liability.

The Acquiring Trust Declaration provides that, in case any shareholder or former shareholder of any series shall be held to be personally liable solely by reason of his or her being or having been a shareholder of such series and not because of his or her acts or omissions or for some other reason, the shareholder or former shareholder (or his or her heirs, executors, administrators, or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable series to be held harmless from and indemnified against all loss and expense arising from such liability. The Acquiring Trust, on behalf of the affected series, shall assume, upon request by the shareholder, the defense of any claim made against the shareholder for any act or obligation of the series and satisfy any judgment thereon from the assets of the series.

The Acquiring Trust Declaration states that, subject to the exceptions and limitations contained in this paragraph: (i) every person who is, or has been, a Trustee or officer of the Acquiring Trust (including any individual who serves at its request as director, officer, partner, trustee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a “Acquiring Trust Covered Person”) shall be indemnified by the Acquiring Trust, or by one or more series thereof if the claim arises from his or her conduct with respect to only such series (unless the series was terminated prior to any such liability or claim being known to the Trustees, in which case such obligation, to the extent not satisfied out of the assets of a series, shall be an obligation of the Acquiring

Trust), to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by such Acquiring Trust Covered Person in connection with any claim, action, suit, or proceeding in which such Acquiring Trust Covered Person becomes involved as a party or otherwise or is threatened to be involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by such Acquiring Trust Covered Person in the settlement thereof; and (ii) the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits, or proceedings (civil, criminal, regulatory or other, including investigations and appeals), actual or threatened, while in office or thereafter, and the words “liability” and “expenses” shall include, without limitation, attorney’s fees, costs, judgments, amounts paid in settlement, fines, penalties, and other liabilities. No indemnification shall be provided under the Acquiring Trust Declaration to an Acquiring Trust Covered Person: (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Acquiring Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the Acquiring Trust Covered Person’s office or (B) not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Acquiring Trust; or (ii) in the event of a settlement or other disposition not involving a final adjudication as provided in clause (i) above resulting in a payment by a Acquiring Trust Covered Person, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office: (A) by the court or other body approving the settlement or other disposition; (B) by at least a majority of those Trustees who neither are interested persons of the Acquiring Trust nor are parties to the matter based upon a review of readily-available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

The MIP Declaration provides that, in case any interestholder or former interestholder shall be held to be personally liable solely by reason of his being or having been an interestholder and not because of his acts or omissions or for some other reason, the interestholder or former interestholder (or his heirs, executors, administrators or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets of the particular series of interests of which he or she is or was an interestholder to be held harmless from and indemnified against all losses and expenses arising from such liability. Upon request, MIP shall cause its counsel to assume the defense of any claim which, if successful, would result in an obligation of MIP to indemnify the interestholder as aforesaid.

The MIP Declaration provides that, subject to the exceptions and limitations contained in in this paragraph: (i) every person who is, or has been, a Trustee or officer of MIP (including any individual who serves at its request as director, officer, partner, trustee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a “MIP Covered Person”) shall be indemnified by MIP, or by one or more series thereof if the claim arises from his or her conduct with respect to only such series (unless the series was terminated prior to any such liability or claim being known to the Trustees, in which case such obligation, to the extent not satisfied out of the assets of a series, shall be an obligation of MIP), to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by such MIP Covered Person in connection with any claim, action, suit, or proceeding in which such MIP Covered Person becomes involved as a party or otherwise or is threatened to be involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by such MIP Covered Person in the settlement thereof; and (ii) the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits, or proceedings (civil, criminal, regulatory or other, including investigations and appeals), actual or threatened, while in office or thereafter, and the words “liability” and “expenses” shall include, without limitation, attorney’s fees, costs, judgments, amounts paid in settlement, fines, penalties, and other liabilities. No indemnification shall be provided under the MIP Declaration to a MIP Covered Person: (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to MIP or its interestholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the MIP Covered Person’s office or (B) not to have acted in good faith in the reasonable belief that his or her action was in the best interest of MIP; or (ii) in the event of a settlement or other disposition not involving a final adjudication as provided in clause (i) above resulting in a payment by a MIP Covered Person, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office: (A) by the court or other body approving the settlement or other disposition; (B) by at least a majority of those Trustees who neither are interested persons of MIP nor are parties to the matter based upon a review of readily-available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily-available facts (as opposed to a full trial-type inquiry).

Derivative Actions

The Delaware Act permits a shareholder to bring a derivative action on behalf of a trust if the trustees refuse to do so, but that power can be restricted by such standards and restrictions as are set forth in the declaration of trust. Under the Target Trust Declaration, before a shareholder of a Target Fund can bring a derivative action, the Target Trust Declaration provides that no action may be brought by a shareholder on behalf of the Target Trust unless shareholders owning no less than a majority of the then outstanding shares, or series or class thereof, join in the bringing of such action. Before a shareholder of an Acquiring Fund can bring a derivative action, the Acquiring Trust Declaration requires that shareholders who collectively hold at least 10% of the outstanding shares of such Acquiring Fund join in the bringing of such action, unless a majority of the trustees of the Acquiring Board, or a majority of any committee established to consider the merits of such action, has a personal financial interest in the action at issue. Before an interestholder of an Acquiring Master Portfolio can bring a derivative action, the MIP Declaration requires that interestholders who collectively hold at least 10% of the outstanding interests of such Acquiring Master Portfolio join in the bringing of such action.

***

The foregoing is only a summary of certain rights of shareholders under the organizational documents governing the Target Funds, the Target Trust, the Acquiring Funds, the Acquiring Trust, the Acquiring Master Portfolios and MIP and under Delaware law, and is not a complete description of provisions contained in those sources. Shareholders should refer to the provisions of those documents and Delaware law directly for a more thorough description.

Shareholder Meetings

The Funds do not hold regular annual meetings of shareholders. Notwithstanding the special meeting to be held in connection with the proposed transaction, as a general matter, neither the Acquiring Funds nor the Target Funds intend to hold future regular annual or special meetings of its shareholders unless required by the Trust Declarations or the 1940 Act.

Since the Target Trust does not hold annual meetings of shareholders, the anticipated date of the next meeting cannot be provided, and no date can be given by which a proposal by a shareholder for consideration at such a meeting must be submitted. Any proposal submitted by a shareholder must be received by the Target Trust within a reasonable time prior to the next meeting of shareholders. If you want to submit a proposal for presentation at a meeting of shareholders, you should send the proposal to State Farm Investment Management Corp., Attn: Secretary, One State Farm Plaza, Bloomington, Illinois 61710-0001.

Solicitation of Proxies

Solicitations of proxies are being made on behalf of the Target Funds and the Target Board primarily by the mailing of the Notice of Special Meeting of Shareholders and this Combined Prospectus/Proxy Statement with its enclosures on or about August 15, 2018. The shareholders of the Target Funds whose shares are held by nominees such as brokers can vote their proxies by contacting their respective nominee.

The Target Funds have retained Computershare Fund Services, located at 2950 Express Drive South, Suite 210, Islandia, NY 11749, a professional proxy solicitation firm, to assist with the distribution of proxy materials and the solicitation and tabulation of proxies at an aggregate cost of approximately $814,000 payable by SFIMC and/or its respective affiliates. Representatives of BFA and its affiliates and other representatives of the Target Fund may also solicit proxies.

Questions about the Proposals should be directed to State Farm toll-free at (800) 447-4930.

VOTING INFORMATION AND REQUIREMENTS

General

This Combined Prospectus/Proxy Statement is furnished in connection with the proposed Reorganizations of each Target Fund with the corresponding Acquiring Fund (each, a “Proposal” and collectively, the “Proposals”) and the solicitation of proxies by and on behalf of the Target Board for use at the Special Meeting. The Special Meeting will be held on Friday, September 14, 2018 at 8:00 a.m. (Central time), at the offices of State Farm Investment Management Corp. at One State Farm Plaza, Bloomington, Illinois, 61710-0001, or at such later time as is made necessary by adjournment or postponement.

Each share of the Target Fund (including fractional shares) is entitled to one vote for each dollar of NAV represented by that share on all matters to which the holder of that share is entitled to vote. The tables below set forth the number of shares outstanding of each class of each Target Fund, the aggregate NAV of each such class and the corresponding number of votes to which each such class is entitled as of the Record Date:

Fund/Portfolio	Shares Outstanding	Aggregate Net Asset Value ($)/ Number of Votes
STATE FARM MUTUAL FUND TRUST
LifePath Retirement Target Fund
Class A Shares	26,258,225	342,407,265
Class B Shares	388,551	5,097,790
Legacy Class B Shares	165,955	2,228,780
Premier Shares	52,107,703	695,116,767
Class R-1 Shares	392,826	5,138,168
Class R-2 Shares	1,608,996	21,528,374
Class R-3 Shares	143,245	1,908,028
Institutional Shares	8,006,119	106,801,635
LifePath 2020 Target Fund
Class A Shares	52,426,849	779,587,253
Class B Shares	1,050,309	15,544,585
Legacy Class B Shares	469,943	7,025,654
Premier Shares	66,568,519	984,548,410
Class R-1 Shares	1,038,742	15,363,000
Class R-2 Shares	3,731,709	55,154,669
Class R-3 Shares	229,612	3,412,048
Institutional Shares	14,218,209	211,851,319

Fund/Portfolio	Shares Outstanding	Aggregate Net Asset Value ($)/ Number of Votes
LifePath 2030 Target Fund
Class A Shares	62,121,754	1,012,584,594
Class B Shares	1,425,647	23,166,778
Legacy Class B Shares	446,667	7,334,277
Premier Shares	57,747,155	941,856,100
Class R-1 Shares	1,913,408	30,997,218
Class R-2 Shares	4,356,852	70,798,853
Class R-3 Shares	329,571	5,408,261
Institutional Shares	17,916,940	294,016,998
LifePath 2040 Target Fund
Class A Shares	50,073,604	878,291,030
Class B Shares	1,408,637	24,637,074
Legacy Class B Shares	413,382	7,333,405
Premier Shares	27,344,017	481,801,589
Class R-1 Shares	1,420,617	24,803,987
Class R-2 Shares	3,449,983	60,443,713
Class R-3 Shares	445,501	7,974,485
Institutional Shares	21,545,679	381,358,519
LifePath 2050 Target Fund
Class A Shares	25,167,090	308,800,200
Premier Shares	9,721,846	119,092,620
Class R-1 Shares	845,195	10,387,456
Class R-2 Shares	1,576,307	19,388,586

Shareholder Approval—Quorum and Required Votes

Approval of each Reorganization Agreement, each of which provides for the Reorganization of a Target Fund with the corresponding Acquiring Fund, will require the affirmative vote of a majority of the outstanding voting shares of the applicable Target Fund entitled to vote thereon, as defined in the 1940 Act. The 1940 Act defines such vote as the lesser of (i) 67% or more of the total number of shares of all classes of a Target Fund present or represented by proxy at the Special Meeting, voting together as a single class, if holders of more than 50% of the outstanding shares of all classes, taken as a single class, are present or represented by proxy at the Special Meeting; or (ii) more than 50% of the total number of outstanding shares of all classes in a Target Fund, voting together as a single class. If a Reorganization is not approved by shareholders of the applicable Target Fund, such Reorganization may not occur, and the Target Board will consider other alternatives for the applicable Target Fund, which may include seeking a merger with a different fund, the liquidation of the applicable Target Fund or continuing current operations of such Target Fund. One or more Reorganizations may not be approved by shareholders of the applicable Target Fund(s). If a Reorganization is not approved by shareholders, the Target Board will consider other alternatives for such Target Fund(s), which may include seeking a merger with a different fund(s), the liquidation of such Target Fund(s) or continuing current operations of such Target Fund(s). None of the Reorganizations is contingent upon the approval of any other Reorganization. If a Reorganization does not occur as contemplated in this Combined Prospectus/Proxy Statement, SFIMC will promptly notify shareholders of the applicable Target Fund as to the status of the transaction. In such circumstances, the Target Board will examine alternatives to such Reorganization in light of the best interests of such Target Fund’s shareholders. Those Reorganizations that are approved will occur as contemplated in this Combined Prospectus/Proxy Statement.

The Target Board has fixed the close of business on May 25, 2018 as the Record Date for the determination of shareholders entitled to notice of, and to vote at, the Special Meeting.

If a proxy authorization (“Proxy”) is properly given in time for a vote at the Special Meeting (either by returning the paper proxy card or by submitting a Proxy by telephone or over the Internet), the shares of each Target Fund represented thereby will be voted at the Special Meeting in accordance with the shareholder’s instructions. The Proxy grants discretion to the persons named therein, as proxies, to take such further action as they may deem appropriate in connection with any other matter that may properly come before the Special Meeting, or any adjournments or postponements thereof.

With respect to each Target Fund, 30% of the outstanding shares of the Fund entitled to vote on a Proposal must be present in person or by proxy to have a quorum to conduct business at the Special Meeting, provided, however, that any lesser number shall be sufficient for matters upon which the shareholders vote at adjournments.

Adjourned meetings may be held within a reasonable time after the date set for the original meeting without the necessity of further notice.

All properly executed Proxies received prior to the Special Meeting or any adjournment or postponement thereof will be voted in accordance with the instructions marked thereon or otherwise as provided therein. Unless instructions to the contrary are marked, properly executed Proxies will be voted “FOR” the approval of the applicable Reorganization. Abstentions and broker non-votes (i.e., where a nominee such as a broker holding shares for beneficial owners may vote on certain matters pursuant to discretionary authority or instructions from beneficial owners, but with respect to one or more Proposals does not receive instructions from beneficial owners or does not exercise discretionary authority) will be counted as present for purposes of a quorum. Abstentions and broker non-votes will have the same effect as votes against a Reorganization.

Broker-dealer firms holding shares in “street name” for the benefit of their customers and clients will request the instructions of such customers and clients on how to vote their shares on the Reorganization before the Special Meeting. The NYSE has taken the position that broker-dealers that are members of the NYSE and that have not received instructions from a customer prior to the date specified in the broker-dealers’ request for voting instructions may not vote such customer’s shares on a Reorganization. A signed proxy card or other authorization by a beneficial owner of shares of a Target Fund that does not specify how the beneficial owner’s shares are to be voted on the proposed Reorganization may be deemed to be an instruction to vote such shares in favor of such Reorganization.

Manner of Voting

Each Target Fund’s shareholders may cast their vote via touchtone telephone or the Internet using the instructions provided on the enclosed proxy card, by returning the enclosed proxy card or by appearing in person at the Special Meeting. Any shareholder who has given a Proxy, whether in written form, by telephone or over the Internet, may revoke it at any time prior to its exercise by submitting a subsequent written, telephonic or electronic vote, by giving written notice of revocation to the Secretary of the Target Trust or by voting in person at the Special Meeting.

Voting via the Internet. You may vote by proxy via the Internet by following the instructions on the enclosed proxy card. Prior to logging on, you should read this Combined Prospectus/Proxy Statement and have your proxy card at hand.

Voting by Telephone. You may vote by proxy by calling the toll-free number found on the enclosed proxy card and following the automated touchtone voting directions. Prior to calling, you should read this Combined Prospectus/Proxy Statement and have your proxy card at hand.

Voting by Mail. If you received printed copies of this Combined Prospectus/Proxy Statement by mail, you may vote by proxy by filling out the enclosed proxy card and returning it in the postage paid envelope provided. Please note that if you sign and date the proxy card, but do not indicate how the shares should be voted, the shares will be voted “For” the approval of the applicable Proposal.

Voting in Person. If you wish to vote in person at the Special Meeting, please complete each proxy card and bring it to the Special Meeting.

A person submitting votes by telephone or Internet is deemed to represent that he or she is authorized to vote on behalf of all owners of the account, including spouses or other joint owners.

Additional Information. Shareholders voting their proxies by Internet or Telephone need not return their proxy card by mail.

The Target Funds believe that the procedures for authorizing the execution of a Proxy by telephone or Internet set forth above are reasonably designed to ensure that the identity of the shareholder casting the vote is accurately determined and that the voting instructions of the shareholder are accurately recorded.

You are requested to fill in, sign and return the enclosed proxy card promptly. No postage is necessary if mailed in the United States.

If you are a record holder of a Target Fund’s shares and plan to attend the Special Meeting in person, in order to gain admission you must show valid photographic identification, such as your driver’s license or passport.

Even if you plan to attend the Special Meeting in person, please promptly follow the enclosed instructions to submit voting instructions by telephone or via the Internet. Alternatively, you may submit voting instructions by marking, signing and dating each proxy card, and, if received by mail, returning it in the accompanying postage-paid return envelope.

For directions to the Special Meeting, please contact Computershare Fund Services, the firm assisting us in the solicitation of proxies, toll-free at (866) 209-6472.

August 15, 2018

APPENDIX I

FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

The Acquiring Funds and the Acquiring Master Portfolios:

Fundamental Investment Restrictions:

1.

Each Acquiring Fund may not purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of an Acquiring Fund’s investments in that industry would equal or exceed 25% of the current value of the Acquiring Fund’s total assets, provided that this restriction does not limit an Acquiring Fund’s: (i) investments in securities of other investment companies, (ii) investments in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or (iii) investments in repurchase agreements collateralized by U.S. government securities.

2.

Each Acquiring Fund may not purchase the securities of any single issuer if, as a result, with respect to 75% of an Acquiring Fund’s total assets, more than 5% of the value of its total assets would be invested in the securities of such issuer or the Acquiring Fund’s ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit an Acquiring Fund’s cash or cash items, investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies.

3.	Each Acquiring Fund may not borrow money or issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder.

4.

Each Acquiring Fund may not make loans to other parties, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder. For the purposes of this limitation, entering into repurchase agreements, lending securities and any debt securities are not deemed to be the making of loans.

5.

Each Acquiring Fund may not underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with an Acquiring Fund’s investment program may be deemed to be an underwriting; and provided further, that the purchase by the Acquiring Fund of securities issued by an open-end management investment company, or a series thereof, with substantially the same investment objective, policies and restrictions as the Acquiring Fund shall not constitute an underwriting for purposes of this paragraph.

6.

Each Acquiring Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Acquiring Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

7.

Each Acquiring Fund may not purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

With respect to paragraph (3) above, the 1940 Act currently allows an Acquiring Fund to borrow up to one-third of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. In addition, the Acquiring Funds have received an exemptive order from the SEC permitting them to borrow through an interfund lending program, subject to the conditions of the exemptive order. With respect to paragraph (4) above, the 1940 Act and regulatory interpretations currently limit the percentage of an Acquiring Fund’s securities that may be loaned to one-third of the value of its total assets.

Non-Fundamental Investment Restrictions:

Under its current non-fundamental investment restrictions:

1.

Each Acquiring Fund may not purchase securities of other investment companies, except to the extent permitted by the Investment Company Act. As a matter of policy, however, each Acquiring Fund will not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Section 12(d)(1)(F) or (G) (the “fund of funds” provisions) of the 1940 Act, at any time the Acquiring Fund has knowledge that its shares are purchased by another investment company investor in reliance on the provisions of subparagraph (G) of Section 12(d)(1).

2.

Each Acquiring Fund may not make short sales of securities or maintain a short position, except to the extent permitted by each Acquiring Fund’s Prospectus and Statement of Additional Information, as amended from time to time, and applicable law.

The Acquiring Master Portfolios have adopted fundamental and non-fundamental investment restrictions which are substantially identical to the fundamental and non-fundamental investment restrictions of the Acquiring Funds. The MIP Board has approved substantially identical changes to the Acquiring Master Portfolios’ non-fundamental investment restrictions as is described above with respect to the Acquiring Funds.

Notwithstanding any other investment policy or restriction (whether or not fundamental), each Acquiring Fund may and does invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and limitations as the Acquiring Fund. In addition, the underlying funds in which the Acquiring Funds may invest have adopted certain investment restrictions that may be different from those listed above, thereby permitting the Acquiring Funds to engage indirectly in investment strategies that are prohibited under the restrictions listed above. The investment restrictions of each underlying fund are set forth in its respective statement of additional information.

The Target Funds:

Fundamental Investment Restrictions:

1.

DIVERSIFICATION. No Target Fund will make any investment inconsistent with the Target Fund’s classification as a diversified company under the 1940 Act. This restriction does not apply to any Target Fund classified as a non-diversified company under the 1940 Act.

2.

INDUSTRY CONCENTRATION. The Target Funds will not invest 25% or more of their total assets (taken at market value at the time of each investment) in the securities of issuers primarily engaged in the same industry (excluding the U.S. Government or any of its agencies or instrumentalities).

3.

INTERESTS IN REAL ESTATE. No Target Fund will purchase real estate or any interest therein, except through the purchase of corporate or certain government securities (including securities secured by a mortgage or a leasehold interest or other interest in real estate). A security issued by a real estate or mortgage investment trust is not treated as an interest in real estate.

4.	UNDERWRITING. No Target Fund will underwrite securities of other issuers except insofar as the Target Trust may be deemed an underwriter under the 1933 Act in selling portfolio securities.

5.

BORROWING. No Target Fund will borrow money, except that, for temporary purposes: (a) a Target Fund may borrow from banks (as defined in the 1940 Act) or through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed), taken at market value at the time of the borrowing; (b) a Target Fund may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets (including the amount borrowed), taken at market value at the time of the borrowing; and (c) a Target Fund may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities.

6.

LENDING. No Target Fund will lend any security or make any other loan, except through: (a) the purchase of debt obligations in accordance with the Target Fund’s investment objective or objectives and policies; (b) repurchase agreements with banks, brokers, dealers, and other financial institutions; and (c) loans of securities as permitted by applicable law.

7.

COMMODITIES. No Target Fund will purchase or sell commodities or commodity contracts, except that a Target Fund may (a) enter into futures, options and options on futures, (b) forward contracts and (c) other financial transactions not requiring the delivery of physical commodities.

8.	SENIOR SECURITIES. No Target Fund will issue senior securities except to the extent the activities permitted in Fundamental Restrictions Nos. 5 and 7 may be deemed to give rise to a senior security.

9.

LIFEPATH FUNDS. Each of the Target Funds may, notwithstanding any other fundamental policy or restrictions, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and restrictions of such Target Fund.

For the purposes of the restrictions relating to industry concentration, the restrictions noted above in Fundamental Restriction No. 2 do not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

Non-Fundamental Investment Restrictions:

1.

FINANCIAL FUTURES CONTRACTS. No Target Fund may enter into a financial futures contract (by exercise of any option or otherwise) or acquire any options thereon, if, immediately thereafter, the total of the initial margin deposits required with respect to all open futures positions, at the time such positions were established, plus the sum of the premiums paid for all unexpired options on futures contracts would exceed 5% of the value of its total assets.

2.	MARGIN PURCHASES. No Target Fund may purchase any securities on margin except in connection with investments of certain Target Funds in futures contracts or options on futures contracts.

3.

PLEDGING ASSETS. No Target Fund may mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by such Target Fund except: (a) as may be necessary in connection with borrowings mentioned in fundamental restriction number 5 above, and then such mortgaging, pledging or hypothecating may not exceed 10% of the Target Fund’s total assets, taken at market value at the time thereof, or (b) in connection with investments of certain Target Funds in futures contracts or options on futures contracts.

4.

ILLIQUID SECURITIES AND REPURCHASE AGREEMENTS. No Target Fund may purchase securities or enter into a repurchase agreement if, as a result, more than 15% of its net assets would be invested in any combination of:

(i)	repurchase agreements not entitling the holder to payment of principal and interest within seven days, and

(ii)	securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

5.	INVESTMENTS IN OTHER INVESTMENT COMPANIES. Each Target Fund may invest in other investment companies in accordance with the restrictions imposed by the 1940 Act and the rules thereunder.

6.

FUND OF FUND INVESTMENTS. Any Target Fund of the Target Trust whose shares are acquired by another Target Fund of the Target Trust in accordance with to Section 12(d)(1)(G) of the 1940 Act shall not purchase securities of a registered open-end investment company or a registered unit investment trust in reliance on either Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

With respect to non-fundamental restriction #5 above, the 1940 Act and the rules thereunder provide that one investment company (the “acquiring fund”) may invest in shares of another investment company (the “acquired fund”) to the extent that:

•	The acquiring fund does not acquire more than 3% of the acquired fund’s outstanding voting securities,

•	The acquiring fund does not acquire securities issued by the acquired fund having an aggregate value greater than 5% of the value of the total assets of the acquiring fund, and

•

The acquiring fund cannot acquire securities issued by the acquired fund if that acquisition would result in the acquiring fund owning securities of the acquired fund and all other investment companies having an aggregate value greater than 10% of the value of the total assets of the acquiring fund.

The Target Funds invest in Target Fund Underlying Funds outside the normally applicable 3%, 5% and 10% limitations of Section 12(d)(1) limits of the 1940 Act because the Target Funds have signed a Participation Agreement with iShares Funds allowing the Target Funds to rely upon an exemptive order that the iShares Funds obtained from the SEC (the “iShares Order”). The iShares Order permits management investment companies, such as the Target Funds, to invest in the iShares Funds in excess of the 3%, 5% and 10% limitations if such investments are made in accordance with the conditions of the iShares Order. The investments by the Target Funds will be made in accordance with the conditions of the iShares Order.

APPENDIX II

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this [            ] day of [            ], 201[    ], by and between BlackRock Funds III, a registered investment company and a Delaware statutory trust (the “Acquiring Trust”), individually and with respect to [BlackRock LifePath® Index Retirement Fund/BlackRock LifePath® Index 2020 Fund/BlackRock LifePath® Index 2030 Fund/BlackRock LifePath® Index 2040 Fund/BlackRock LifePath® Index 2050 Fund], a separate series of the Acquiring Trust (the “Acquiring Fund”), State Farm Mutual Fund Trust, a registered investment company and a Delaware statutory trust (the “Selling Trust”), individually and with respect to [State Farm LifePath® Retirement Fund/State Farm LifePath® 2020 Fund/State Farm LifePath® 2030 Fund/State Farm LifePath® 2040 Fund/State Farm LifePath® 2050 Fund], a separate series of the Selling Trust (the “Target Fund”), and, solely for purposes of ARTICLE IX and XIII of this Agreement, BlackRock Fund Advisors (“BlackRock”) and solely for purposes of ARTICLES V, IX and XIII of this Agreement, State Farm Investment Management Corp. (“State Farm”).

This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”), and the Treasury Regulations promulgated thereunder. The reorganization will consist of: (i) the transfer and delivery of all of the assets of the Target Fund (referred to herein as the “assets of the Target Fund”) to the Acquiring Fund, in exchange for the assumption by the Acquiring Fund of all of the Target Fund’s Stated Liabilities” (as defined in paragraph 1.3) and newly-issued shares of the Acquiring Fund (“Acquiring Fund Shares”); (ii) the distribution, on or as soon as practicable after the Closing Date (as defined in paragraph 3.1), of the Acquiring Fund Shares to the shareholders of the Target Fund; and (iii) the termination, dissolution and complete liquidation of the Target Fund, all upon the terms and conditions set forth in this Agreement (the “Reorganization”).

WHEREAS, the Acquiring Fund is a separate series of the Acquiring Trust; the Target Fund is a separate series of the Selling Trust; the Acquiring Trust and the Selling Trust are open-end, registered management investment companies within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”); and the Target Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, each of the Acquiring Fund and the Target Fund is properly treated as a “regulated investment company” under Subchapter M of the Code (a “RIC”);

WHEREAS, the Acquiring Fund is authorized to issue the Acquiring Fund Shares;

WHEREAS, the Board of Trustees of the Acquiring Trust (the “BlackRock Board,” with the members of the BlackRock Board referred to individually as the “BlackRock Trustees”), including a majority of the BlackRock Trustees who are not “interested persons,” as defined by the 1940 Act, of the Acquiring Trust, on behalf of the Acquiring Fund, has determined that the Reorganization is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization; and

WHEREAS, the Board of Trustees of the Selling Trust (the “State Farm Board,” with the members of the State Farm Board referred to individually as the “State Farm Trustees”), including a majority of the State Farm Trustees who are not “interested persons,” as defined by the 1940 Act, of the Selling Trust, on behalf of the Target Fund, has determined that the Reorganization is in the best interests of the Target Fund and that the interests of the existing shareholders of the Target Fund will not be diluted as a result of the Reorganization.

NOW, THEREFORE, in consideration of the above recitals and premises and of the covenants and agreements hereinafter set forth and intending to be legally bound hereby, the parties hereto covenant and agree as follows:

ARTICLE I

TRANSFER OF SUBSTANTIALLY ALL OF THE ASSETS OF THE TARGET FUND IN EXCHANGE FOR ACQUIRING FUND SHARES AND THE ASSUMPTION OF TARGET FUND

STATED LIABILITIES; AND LIQUIDATION OF THE TARGET FUND

1.1. THE EXCHANGE. Subject to the requisite approval of the Target Fund Shareholders (as defined in paragraph 1.5) and the other terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Target Fund agrees to transfer all of the assets of the Target Fund described in paragraph 1.2 to the Acquiring Fund free and clear of all liens, encumbrances and claims whatsoever except those liens, encumbrances and claims as to which the Acquiring Fund has received notice and which have been taken into account in the net asset valuation of the Target Fund. In exchange, the Acquiring Fund agrees: (a) to deliver to the Target Fund the number of full and fractional shares of each class of the Acquiring Fund, determined by multiplying the outstanding shares of the corresponding class of Target Fund shares (as set forth below) by the ratio computed by dividing: (i) the net asset value of one Target Fund Share of such class, computed in the manner and as of the time and date set forth in paragraph 2.1, by (ii) the net asset value of one Acquiring Fund Share of the corresponding class computed in the manner and as of the time and date set forth in paragraph 2.2; and (b) to assume the Stated Liabilities of the Target Fund described in paragraph 1.3. Such transactions shall take place at the closing (the “Closing”) provided for in paragraph 3.1.

The classes of shares of the Acquiring Fund correspond to the classes of shares of the Target Fund as follows:

[Target Fund Share Class	Acquiring Fund Share Class
Class A Shares	Investor A or Investor P Shares
Class B Shares	Investor A or Investor P Shares
Legacy Class B Shares	Investor A or Investor P Shares
Premier Shares	Investor A or Investor P Shares
Class R-1 Shares	Investor P Shares
Class R-2 Shares	Investor P Shares
Class R-3 Shares	Institutional Shares
Institutional Shares	Institutional Shares][1]

[Target Fund Share Class	Acquiring Fund Share Class
Class A Shares	Investor A or Investor P Shares
Premier Shares	Investor A or Investor P Shares
Class R-1 Shares	Investor P Shares
Class R-2 Shares	Investor P Shares][2]

With respect to the Target Fund share classes which correspond to Investor A or Investor P share class of the Acquiring Fund, the type of account in which Target Fund shareholders hold their shares will determine whether such investors receive Investor A or Investor P Shares of the Acquiring Fund.

1.2. ASSETS TO BE ACQUIRED. The assets of the Target Fund to be acquired by the Acquiring Fund shall consist of all assets owned by the Selling Trust associated with the Target Fund, including, without limitation, all rights, cash, securities, commodities, interests in futures, forwards, swaps and other financial instruments, claims (whether absolute or contingent, known or unknown), receivables (including dividends, interest, principal, subscriptions and other receivables), goodwill and other intangible property, contractual rights and choses in action, all books and records belonging to the Selling Trust associated with the Target Fund, any deferred or prepaid expenses shown as an asset on the books of the Target Fund on the Closing Date, and all interests, rights, privileges and powers, other than cash in an amount necessary to pay dividends and distributions as provided in paragraph 7.8 (the “Assets”).

[1]	Applies only to BlackRock LifePath® Retirement Index Fund, BlackRock LifePath® 2020 Index Fund, BlackRock LifePath® 2030 Index Fund and BlackRock LifePath® 2040 Index Fund.
[2]	Applies only to BlackRock LifePath® 2050 Index Fund.

The Target Fund shall, ten (10) days prior to the Closing Date (or such other date as may be agreed to by the parties), furnish the Acquiring Fund with: (a) a list of the Target Fund’s portfolio securities and other investments; and (b) a list of the Target Fund’s “historic business assets,” which are defined for this purpose: as (i) those assets that were acquired by the Target Fund prior to the date of the approval of the Reorganization by the State Farm Board on behalf of the Target Fund; and (ii) those assets that were acquired subsequent to such board approval but in accordance with the Target Fund’s investment objectives and not with a view to, or in anticipation or as part of, the Reorganization. The Acquiring Fund shall, no later than three (3) days prior to the Closing Date, furnish the Target Fund with a list of the securities and other instruments, if any, on the Target Fund’s list referred to in subclauses (a) and (b) of this paragraph 1.2 that the Acquiring Fund would not be permitted to hold (i) under its investment objectives, policies and restrictions; (ii) under applicable law; or (iii) because the transfer of such investments would result in material operational or administrative difficulties (including relating to valuation matters) to the Acquiring Fund in connection with facilitating the orderly transition of the Target Fund’s Assets to the Acquiring Fund. If reasonably requested by the Acquiring Fund, the Target Fund shall dispose of securities and other instruments on such list of the Acquiring Fund’s before the Closing Date. In addition, if it is determined that the portfolios of the Target Fund and the Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Target Fund, if requested by the Acquiring Fund, shall dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date. After the Target Fund furnishes the Acquiring Fund with the lists described in subclauses (a) and (b) of this paragraph 1.2, the Target Fund shall not, without the prior approval of the Acquiring Fund, acquire any additional securities other than securities that the Acquiring Fund is permitted to purchase, pursuant to its investment objective and policies or otherwise (taking into consideration its own portfolio composition as of such date). Notwithstanding the foregoing, nothing herein shall require the Target Fund to dispose of or purchase any portfolio, securities or other investments, if, in the reasonable judgment of the State Farm Board, on behalf of the Target Fund, or its investment adviser, such acquisition or disposition would adversely affect the tax-free nature of the Reorganization for federal income tax purposes or would otherwise not be in the best interests of the Target Fund; and (B) nothing herein shall permit the Target Fund to dispose of or purchase any portfolio securities or other investments if, such acquisition or disposition would adversely affect the tax-free nature of the Reorganization for federal income tax purposes or would otherwise not be in the best interests of the Target Fund.

1.3. LIABILITIES TO BE ASSUMED. The Target Fund shall endeavor to identify and discharge, to the extent practicable, all of its liabilities and obligations, including all liabilities relating to operations, before the Closing Date. The Acquiring Fund shall assume only those accrued and unpaid liabilities of the Target Fund set forth in the Target Fund’s statement of assets and liabilities as of the Closing Date delivered by the Target Fund to the Acquiring Fund pursuant to paragraph 5.2, except for the Target Fund’s Excluded Liabilities (as defined below), if any, pursuant to this Agreement (the “Stated Liabilities”). If prior to the Closing Date, the Acquiring Trust identifies a Stated Liability that the Acquiring Trust and the Selling Trust, on behalf of the Target Fund, mutually agree should not be assumed by the Acquiring Trust, such Stated Liability shall be excluded from the definition of Stated Liabilities hereunder and shall be listed on a Schedule of Excluded Liabilities to be signed by the Acquiring Trust and the Selling Trust at the Closing (the “Excluded Liabilities”).

1.4. STATE FILINGS. Prior to the Closing Date, the Selling Trust shall make any filings with the State of Delaware that are required under the laws of the State of Delaware to be made by the Selling Trust or the Target Fund prior to the Closing Date.

1.5. LIQUIDATION AND DISTRIBUTION. On or as soon as practicable after the Closing Date, the Target Fund will distribute in complete liquidation of the Target Fund, pro rata to its shareholders of record, determined as of the close of business on the Valuation Date (as defined below) (the “Target Fund Shareholders”), all of the Acquiring Fund Shares received by the Target Fund in connection with the Reorganization. Upon completion of the distribution of all of the Acquiring Fund Shares in accordance with the prior sentence, the Target Fund shall thereupon proceed to dissolve and terminate as set forth in paragraph 1.9 below. Such distribution will be accomplished by the transfer on the books of the Acquiring Fund of Acquiring Fund Shares credited to the account of the Target Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund Shareholders, and representing the respective pro rata number of each class of Acquiring Fund Shares due Target Fund Shareholders holding the corresponding class of Target Fund shares. All issued and outstanding shares of the Target Fund shall, simultaneously with the liquidation, be cancelled on the books of the Target Fund and shall be null and void. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer.

1.6. OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares shall be shown on the books of the Acquiring Fund’s transfer agent.

1.7. TRANSFER TAXES. Any transfer taxes payable upon the issuance of the Acquiring Fund Shares in a name other than the registered holder of the Target Fund shares on the books and records of the Target Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.8. REPORTING RESPONSIBILITY. Any reporting responsibility of the Selling Trust, on behalf of the Target Fund, including, without limitation, the responsibility for filing of regulatory reports, tax returns (for tax periods ending on or prior to the Closing Date) or other documents with the Securities and Exchange Commission (the “SEC”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Target Fund, or the Selling Trust on behalf of the Target Fund. The Target Fund shall file such regulatory reports, tax returns or other documents on a timely basis (including any extension) up to and including the Closing Date and such later date on which the Target Fund’s existence is terminated.

1.9. TERMINATION AND DISSOLUTION. The Target Fund shall be terminated and dissolved promptly following all distributions made pursuant to paragraph 1.5 in accordance with the Selling Trust’s governing documents, the laws of the State of Delaware and the federal securities laws.

1.10. BOOKS AND RECORDS. Immediately after the Closing Date, the share transfer books relating to the Target Fund shall be closed and no transfer of shares shall thereafter be made on such books. All books and records of the Target Fund, including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder transferred to the Acquiring Fund, shall be made available to the Acquiring Fund from and after the Closing Date at the Acquiring Fund’s cost of producing such books and records until at least the date through which such books and records must be maintained under applicable law.

1.11. ACTION BY TRUSTS. The Selling Trust shall take all actions expressed herein as being the obligations of the Target Fund on behalf of the Target Fund, and the Acquiring Trust shall take all actions expressed herein as being the obligations of the Acquiring Fund on behalf of the Acquiring Fund.

ARTICLE II

VALUATION

2.1. VALUATION OF TARGET FUND SHARES. The net asset value per share of each class of the Target Fund shares shall be the net asset value per share for the class computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the business day prior to the Closing Date (the “Valuation Date”), after the declaration and payment of the dividends and/or other distributions pursuant to paragraph 7.8, in accordance with the Acquiring Fund’s valuation procedures.

2.2. VALUATION OF ACQUIRING FUND SHARES. The net asset value per share of each class of the Acquiring Fund Shares shall be the net asset value per share for that class computed on the Valuation Date, in accordance with the Acquiring Fund’s valuation procedures.

2.3. SHARES TO BE ISSUED. The number of shares of each class of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Target Fund’s assets to be acquired by the Acquiring Fund pursuant to this Agreement shall be determined in accordance with paragraph 1.1. All Acquiring Fund shares delivered to the Target Fund shall be delivered at net asset value without the imposition of a sales load, commission, transaction fee or other similar fee.

2.4. DIFFERENCES IN VALUATION PROCEDURES. The Selling Trust and the Acquiring Trust agree to use all commercially reasonable efforts to resolve prior to the Valuation Date any material pricing differences between the prices of portfolio securities determined in accordance with the Target Fund’s valuation procedures and those determined in accordance with the Acquiring Fund’s valuation procedures.

ARTICLE III

CLOSING AND CLOSING DATE

3.1. CLOSING DATE. Subject to the terms and conditions set forth herein, the Closing shall occur in the fourth quarter of 2018 or such other date as the parties may agree to in writing (the “Closing Date”). Unless otherwise provided, all acts taking place at the Closing shall be deemed to take place as of 8:00 a.m. on the Closing Date. The Closing shall be held at the offices of Sidley Austin LLP, 787 Seventh Avenue, New York, New York 10019, or at such other time and/or place as the parties may agree.

3.2. CUSTODIAN’S CERTIFICATE. The Target Fund shall instruct its custodian, [            ] (the “Custodian”), to deliver to the Acquiring Trust, on behalf of the Acquiring Fund, at the Closing a certificate of an authorized officer stating that: (a) the Assets have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Target Fund. The Target Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the Custodian to the custodian for the Acquiring Fund, [            ], for examination no later than five (5) business days preceding the Closing Date and shall be transferred and delivered by the Target Fund as of the Closing Date to the custodian for the Acquiring Fund for the account of the Acquiring Fund, duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof free and clear of all liens, encumbrances and claims whatsoever, in accordance with the custom of brokers. The Target Fund’s securities and instruments deposited with a securities depository (as defined in Rule 17f-4 under the 1940 Act) or other permitted counterparties or a futures commission merchant (as defined in Rule 17f-6 under the 1940 Act) shall be delivered as of the Closing Date by book entry in accordance with the customary practices of such depositories and futures commission merchants and the Custodian. The cash to be transferred by the Target Fund shall be transferred and delivered by the Target Fund as of the Closing Date for the account of the Acquiring Fund.

3.3. EFFECT OF SUSPENSION IN TRADING. In the event that, as of the Valuation Date, either: (a) the NYSE or another primary exchange on which the portfolio securities of the Acquiring Fund or the Target Fund are purchased or sold shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that, in the reasonable judgment of either an appropriate officer of the Acquiring Trust or an appropriate officer of the Selling Trust, accurate appraisal of the value of the net assets of the Acquiring Fund or of the Target Fund is impracticable, the Valuation Date and the Closing shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored or such other date as may be mutually agreed in writing by an authorized officer of each party.

3.4. TRANSFER AGENT’S CERTIFICATE. The Target Fund shall instruct its transfer agent, [            ] (the “Transfer Agent”), to deliver to the Acquiring Trust, on behalf of the Acquiring Fund, at the Closing a certificate of an authorized officer stating that its records contain the names, addresses, dividend reinvestment elections and tax withholding status of the Target Fund Shareholders as of the Valuation Date, and the class, number and percentage ownership (to four decimal places) of outstanding shares owned by each Target Fund Shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver, or instruct its transfer agent to issue and deliver, a confirmation evidencing Acquiring Fund Shares to be credited on the Closing Date to the Target Fund, or provide evidence reasonably satisfactory to the Target Fund that such Acquiring Fund Shares have been credited to the Target Fund Shareholders’ accounts on the books of the Acquiring Fund.

3.5. DELIVERY OF ADDITIONAL ITEMS. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, assumptions of liabilities, receipts and other documents, if any, as such other party or its counsel may reasonably request.

3.6. FAILURE TO DELIVER ASSETS. If the Target Fund is unable to make delivery pursuant to paragraph 3.2 hereof to the custodian for the Acquiring Fund of any of the Assets of the Target Fund for the reason that any of such Assets have not yet been delivered to it by the Target Fund’s broker, dealer or other counterparty, then, in lieu of such delivery, the Target Fund shall deliver, with respect to said Assets, executed copies of an agreement of assignment and due bills executed on behalf of said broker, dealer or other counterparty, together with such other documents as may be required by the Acquiring Fund or its custodian, including brokers’ confirmation slips.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1. REPRESENTATIONS OF THE SELLING TRUST ON ITS BEHALF AND ON BEHALF OF THE TARGET FUND.

The Selling Trust, individually and on behalf of the Target Fund, represents and warrants to the Acquiring Trust, on behalf of the Acquiring Fund, as follows:

(a) The Selling Trust is a statutory trust that is duly organized, validly existing and in good standing under the laws of the State of Delaware. The Target Fund is a legally designated, separate series of the Selling Trust. The Selling Trust is duly authorized to transact business in the State of Delaware and is qualified to do business in all jurisdictions in which it is required to be so qualified, except jurisdictions in which the failure to so qualify would not have a material adverse effect on the Target Fund. The Selling Trust, on behalf of the Target Fund, has all material federal, state and local authorizations necessary to own all of its properties and the Assets and to carry on its business as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on the Target Fund.

(b) The Selling Trust is registered as an open-end management investment company under the 1940 Act, and its registration with the SEC as an investment company under the 1940 Act, and the registration of each class of Target Fund shares under the Securities Act of 1933, as amended (the “1933 Act”), are in full force and effect, and no action or proceeding to revoke or suspend such registrations is pending, or, to the knowledge of the Selling Trust, threatened. The Selling Trust is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder with respect to the Target Fund.

(c) As of the date of this Agreement, the Selling Trust has provided the Acquiring Trust with such information relating to the Selling Trust and the Target Fund as is reasonably necessary for the Acquiring Trust to prepare a Registration Statement on Form N-14 , including a Combined Prospectus/Proxy Statement to be contained therein as so amended or supplemented (the “Registration Statement”) in compliance, in all material respects, with the requirements of the federal and state securities laws and the rules and regulations thereunder, and as of the effective date of the Registration Statement and at all times subsequent thereto up to and including the Closing Date, such information does not and shall not include, any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, except that no representations and warranties in this paragraph 4.1(c) apply to statements or omissions made in reliance upon and in conformity with written information concerning the Acquiring Trust and the Acquiring Fund furnished to the Selling Trust by the Acquiring Trust or the Acquiring Fund. Any written information regarding the Selling Trust and the Target Fund included in the Registration Statement or any other materials provided in connection with the Reorganization, as of the effective date of the Registration Statement and at all times subsequent thereto up to and including the Closing Date, does not and shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

(d) The Target Fund’s prospectus, statement of additional information and shareholder reports, in each case relating to the Target Fund, each to the extent included or incorporated by reference in the Registration Statement, are accurate and complete in all material respects and comply in all material respects with federal securities and other laws and regulations, and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances in which such statements were made, not misleading.

(e) Neither the Selling Trust nor the Target Fund is in violation of, and the execution, delivery and performance of this Agreement in accordance with its terms by the Selling Trust individually and on behalf of the Target Fund shall not result in the violation of, Delaware law or any provision of the Selling Trust’s charter documents, or of any material agreement, indenture, note, mortgage, instrument, contract, lease or other undertaking to which the Selling Trust (with respect to the Target Fund) or the Target Fund is a party or by which it is bound, nor shall the execution, delivery and performance of this Agreement by the Selling Trust on behalf of the Target Fund, result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which the Selling Trust or the Target Fund is a party or by which it is bound.

(f) There are no material contracts outstanding to which the Target Fund is a party, other than as disclosed in the currently effective registration statement for the Target Fund or in the Registration Statement. Neither the Selling Trust nor the Target Fund has any material contracts, agreements or other commitments that will not be terminated without liability to it before the Closing Date, other than liabilities, if any, to be discharged on or prior to the Closing Date or reflected as Stated Liabilities in the statement of assets and liabilities as provided in paragraph 5.2 hereof.

(g) No litigation, claims, actions, suits, proceedings or investigation of or before any court or governmental body is pending or to the Selling Trust’s knowledge threatened against the Target Fund or any of its properties or its assets which, if adversely determined, would materially and adversely affect the Selling Trust or the Target Fund’s financial condition, the conduct of its business or which would prevent or hinder the ability of the Target Fund to carry out the transactions contemplated by this Agreement. Neither the Selling Trust nor the Target Fund knows of any facts that might form the basis for the institution of such proceedings and neither is a party to nor subject to the provisions of any order, decree or judgment of any court, governmental body or regulatory agency that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(h) The audited financial statements of the Target Fund for the fiscal years ended December 31, 2016 and December 31, 2017, have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied and have been audited by [            ], and such statements (true and complete copies of which have been furnished to the Acquiring Fund) fairly, in all material respects, reflect the financial condition and the results of operations of the Target Fund as of such date and the results of operations and changes in net assets for the periods indicated, and there are no liabilities of the Target Fund whether actual or contingent and whether or not determined or determinable as of such date that are required to be disclosed but are not disclosed in such statements. No significant deficiency, material weakness, fraud, significant change or other factor that could significantly affect the internal controls of the Target Fund has been disclosed or is required to be disclosed in the Target Fund’s reports on Form N-CSR and, to the knowledge of the Selling Trust, no such disclosure will be required as of the Closing Date.

(i) There have been no changes in the financial position of the Target Fund as reflected in the audited financial statements of the Target Fund as of [            ], other than those occurring in the ordinary course of business consistent with past practice in connection with the purchase and sale of portfolio assets, the issuance and redemption of Target Fund shares and the payment of normal operating expenses, dividends and capital gains distributions. Since the date of the financial statements referred to in paragraph 4.1(h) above, there has been no material adverse change in the Target Fund’s financial condition, assets, liabilities or business, results of operations or the manner of conducting business of the Target Fund (other than changes occurring in the ordinary course of business). For the purposes of this paragraph 4.1(i), a decline in the net asset value of the Target Fund due to declines in the value of the Target Fund’s Assets, the discharge of the Target Fund’s liabilities or the redemption of Target Fund shares by Target Fund Shareholders shall not constitute a material adverse change.

(j) Since [            ] there has not been (i) any pending or to the knowledge of the Selling Trust threatened litigation, which has had or may have a material adverse effect on the business, results of operations, assets or financial condition of the Target Fund; (ii) any option to purchase or other right to acquire shares of the Target Fund issued or granted by or on behalf of the Target Fund to any person other than subscriptions to purchase shares at net asset value in accordance with the terms in the current prospectus for the Target Fund; (iii) any contract or agreement or amendment or termination of any contract or agreement entered into by or on behalf of the Target Fund, except as otherwise contemplated by this Agreement; (iv) any indebtedness incurred, other than in the ordinary course of business, by or on behalf of the Target Fund for borrowed money or any commitment to borrow money by or on behalf of the Target Fund; (v) any amendment of the Selling Trust’s organizational documents in a manner materially affecting the Target Fund; (vi) any grant or imposition of any lien, claim, charge or encumbrance (other than encumbrances arising in the ordinary course of business with respect to covered options) upon any asset of the Target Fund other than a lien for taxes not yet due and payable; and (vii) any agreement or commitment to do any of the foregoing.

(k) As of the date hereof and at the Closing Date, all federal and other tax returns and reports of the Target Fund required by law to be filed have or shall have been timely and duly filed by such applicable due dates (including any extensions) and are or shall be correct in all material respects, and all federal and other taxes required to be paid pursuant to such returns and reports have been paid. To the best of the Target Fund’s knowledge after reasonable investigation, no such return is currently under audit or examination, and no assessment or deficiency has been asserted with respect to any such returns. The Target Fund has not been informed in writing by any jurisdiction that the jurisdiction believes that the Target Fund was required to file any tax return that was not filed, and the Target Fund does not know of any basis upon which a jurisdiction could assert such a position. The Target Fund has not waived or extended any applicable statute of limitations relating to the assessment or collection of taxes.

(l) The Selling Trust has an unlimited number of authorized shares of beneficial interest of which, as of [            ], 201[            ], there were outstanding [            ] shares of the Target Fund, and no shares of the Target Fund were held in the treasury of the Selling Trust. All issued and outstanding shares of beneficial interest of the Target Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and applicable state securities laws and are, and on the Closing Date shall be, duly authorized and validly issued and outstanding, fully paid and nonassessable, and are not subject to preemptive or dissenter’s rights. All of the issued and outstanding shares of the Target Fund shall, at the Valuation Date, be held by the persons and in the amounts set forth in the records of the Transfer

Agent as provided in paragraph 3.4. The Target Fund has no outstanding options, warrants or other rights to subscribe for or purchase any of the Target Fund shares and has no outstanding securities convertible into any of the Target Fund shares.

(m) Except as otherwise disclosed to the Acquiring Fund, at the Closing Date, the Selling Trust, on behalf of the Target Fund, shall have good and marketable title to the Assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2, and full right, power and authority to sell, assign, transfer and deliver such Assets hereunder, free of any lien, encumbrance or other claim whatsoever, except those liens, encumbrances or claims as to which the Acquiring Fund has received notice and which have been taken into account in the net asset value of the Target Fund; and upon delivery of the Assets and the filing of any documents that may be required under Delaware state law the Acquiring Trust, on behalf of the Acquiring Fund, shall acquire good and marketable title to the Assets, subject to no restrictions on their full transfer, other than such restrictions as might arise under the 1933 Act, and other than as disclosed to and accepted in writing by the Acquiring Fund.

(n) Subject to the requisite approval of this Agreement by the Target Fund shareholders as of the shareholder meeting record date, the Selling Trust, individually and on behalf of the Target Fund, has the power to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement and consummation of the transactions contemplated herein have been duly authorized by all necessary action on the part of the State Farm Trustees, on behalf of the Target Fund. This Agreement constitutes a valid and binding obligation of the Selling Trust, enforceable in accordance with its terms and no other trust action or proceedings by the Target Fund are necessary to authorize this Agreement and the transactions contemplated herein, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(o) The information to be furnished by the Selling Trust and the Target Fund for use in no-action letters, applications for orders, registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory or self-regulatory authority that may be necessary in connection with the transactions contemplated herein is and shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

(p) The Target Fund has elected to qualify and has qualified as a RIC as of and since its first taxable year; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; qualifies and shall continue to qualify as a RIC under the Code for its taxable year through the Closing Date; and has satisfied the distribution requirements imposed by the Code for qualification as a RIC for each of its taxable years. The Target Fund has not taken any action, caused any action to be taken, failed to take any action, or caused any failure to take any action which action or failure could cause the Target Fund to fail to qualify as a RIC under the Code. The Target Fund does not and will not have any tax liability under the Code for any period ending on or before the Closing Date. The Target Fund has no earnings or profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply to the Target Fund. All dividends paid by the Target Fund at any time prior to the Closing Date have qualified or will qualify for the deduction for dividends paid as defined in Section 561 of the Code.

(q) Except for the Registration Statement and the requisite approval of this Agreement by the Target Fund Shareholders, no consent, approval, authorization or order under any federal or state law or of any court or governmental authority is required for the consummation by the Selling Trust, on behalf of the Target Fund, of the transactions contemplated herein. No consent of or notice to any third party or entity other than the Target Fund Shareholders as described in paragraph (r) or consents or notices required by the terms of any portfolio securities of a Target Fund that are being transferred is required for the consummation by the Selling Trust, on behalf of the Target Fund, of the transactions contemplated by this Agreement.

(r) The Trustees of the Selling Trust, on behalf of the Target Fund, will call a special meeting of Target Fund Shareholders to consider and act upon this Agreement (or transactions contemplated hereby) and to take all other appropriate action necessary to seek to obtain approval of the transactions contemplated herein. Such meeting shall comply with all applicable laws and regulations.

(s) Except where the shareholder of record is a dealer in securities required to register under the laws of the United States, the Target Fund, or its agents, (1) holds a valid Form W-8BEN, Certificate of Foreign Status of Beneficial Owner for United States Withholding and Reporting (Individuals), a valid Form W-8BEN-E, Certificate of Foreign Status of Beneficial Owner for United States Tax Withholding and Reporting (Entities) (or other appropriate series of Form W-8, as the case may be), or Form W-9, Request for Taxpayer Identification Number and Certification, for each Target Fund shareholder of record, which Form W-8 or Form W-9 can be associated with reportable payments made by the Target Fund to such shareholder, and/or (2) has otherwise timely instituted the appropriate nonresident alien or foreign corporation or backup withholding procedures with respect to such shareholder as provided by Sections 1441, 1442, 1471 and 3406 of the Code.

(t) Prior to the valuation of the Assets as of the Valuation Date, the Target Fund shall have declared a dividend, dividends or other distribution or distributions, with a record and ex-dividend date prior to the Valuation Date, which, together with all previous dividends and distributions, shall have the effect of distributing to the Target Fund Shareholders (i) all of the Target Fund’s investment company taxable income for all its taxable years ended prior to the Closing Date and substantially all of such investment company taxable income for the final taxable year ending with its complete liquidation (in each case determined without regard to any deductions for dividends paid); (ii) all of the Target Fund’s net capital gain recognized in all its taxable years ended prior to the Closing Date and substantially all of any such net capital gain recognized in such final taxable year (in each case after reduction for any capital loss carryover); and (iii) at least 90 percent of the excess, if any, of a Target Fund’s interest income excludable from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all its taxable years prior to the Closing Date and at least 90 percent of such net tax-exempt income for such final taxable year.

(u) There have been no miscalculations of the net asset value of the Target Fund or the net asset value per share of any class of shares of the Target Fund during the twelve-month period preceding the date hereof that have not been remedied in accordance with industry practice that, individually or in the aggregate, would have a material adverse effect on the Target Fund or its Assets, and all such calculations have been made in accordance with the applicable provisions of the 1940 Act.

(v) The Selling Trust has maintained, or caused to be maintained on its behalf, in all material respects, all books and records required of a registered investment company in compliance with the requirements of Section 31 of the 1940 Act and rules thereunder, and such books and records are true and correct in all material respects, and copies (electronic or otherwise) will be provided to the Acquiring Fund on or about the Closing Date.

(w) The Selling Trust has adopted and implemented written policies and procedures in accordance with Rule 38a-1 under the 1940 Act relating to the Target Fund.

(x) The Selling Trust and the Target Fund have adopted and implemented written policies and procedures related to insider trading and a code of ethics that complies with all applicable provisions of Section 17(j) of the 1940 Act and Rule 17j-1 thereunder.

(y) The Target Fund does not have any unamortized or unpaid organizational fees or expenses for which it does not expect to be reimbursed by its investment adviser or its affiliates;

(z) The Selling Trust represents that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than as contemplated by this Agreement.

4.2. REPRESENTATIONS OF THE ACQUIRING TRUST ON ITS BEHALF AND ON BEHALF OF THE ACQUIRING FUND. The Acquiring Trust, on behalf of the Acquiring Fund, represents and warrants to the Selling Trust, on behalf of the Target Fund, as follows:

(a) The Acquiring Trust is a statutory trust that is duly organized, validly existing and in good standing under the laws of the State of Delaware. The Acquiring Fund is a legally designated, separate series of the Acquiring Trust. The Acquiring Trust is duly authorized to transact business in the State of Delaware and is qualified to do business in all jurisdictions in which it is required to be so qualified, except jurisdictions in which the failure to so qualify would not have a material adverse effect on the Acquiring Trust. The Acquiring Trust, on behalf of the Acquiring Fund, has all material federal, state and local authorizations necessary to own all of its properties and the Assets and to carry on its business as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on the Acquiring Trust.

(b) The Acquiring Trust is registered as an open-end management investment company under the 1940 Act, and its registration with the SEC as an investment company under the 1940 Act, and the registration of each class of Acquiring Fund Shares under the 1933 Act, are in full force and effect and will be in full force and effect as of the Closing Date, and no action or proceeding to revoke or suspend such registrations is pending, or, to the knowledge of the Acquiring Trust, threatened. The Acquiring Trust is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder with respect to the Acquiring Fund.

(c) The Registration Statement, as of its effective date and at all times subsequent thereto up to and including the Closing Date, conforms and shall conform, as it relates to the Acquiring Trust and the Acquiring Fund, in all material respects to the requirements of the federal and state securities laws and the rules and regulations thereunder and does not and shall not include, as it relates to the Acquiring Trust and the Acquiring Fund, any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, except that no representations and warranties in this paragraph 4.2(c) apply to statements or omissions made in reliance upon and in conformity with written information concerning the Selling Trust and the Target Fund furnished to the Acquiring Trust by the Selling Trust or the Target Fund. Any written information furnished by the Acquiring Trust with respect to the Acquiring Trust and the Acquiring Fund for use in the Registration Statement or any other materials provided in connection with the Reorganization, as of the effective date of the Registration Statement and at all times subsequent thereto up to and including the Closing Date, does not and shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

(d) The Acquiring Fund’s prospectus, statement of additional information and shareholder reports, each to the extent included or incorporated by reference in the Registration Statement, are accurate and complete in all material respects and comply in all material respects with federal securities and other laws and regulations, and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances in which such statements were made, not misleading.

(e) Neither the Acquiring Trust nor the Acquiring Fund is in violation of, and the execution, delivery and performance of this Agreement in accordance with its terms by the Acquiring Trust, individually and on behalf of the Acquiring Fund, shall not result in the violation of Delaware law or any provision of the Acquiring Trust’s charter documents or of any material agreement, indenture, note, mortgage, instrument, contract, lease or other undertaking to which the Acquiring Trust (with respect to the Acquiring Fund) or the Acquiring Fund is a party or by which it is bound, nor shall the execution, delivery and performance of this Agreement by the Acquiring Trust on behalf of the Acquiring Fund, result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Trust or the Acquiring Fund is a party or by which it is bound.

(f) No litigation, claims, actions, suits, proceedings or investigations of or before any court or governmental body is pending or to the Acquiring Trust’s knowledge threatened against the Acquiring Fund or any of its properties or its assets which, if adversely determined, would materially and adversely affect the Acquiring Trust’s or the Acquiring Fund’s financial condition, the conduct of its business or which would prevent or hinder the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. Neither the Acquiring Trust nor the Acquiring Fund know of any facts that might form the basis for the institution of such proceedings and neither is a party to nor subject to the provisions of any order, decree or judgment of any court, governmental body or regulatory agency that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(g) The audited financial statements of the Acquiring Fund for the fiscal year ended [            ], 201[    ], have been prepared in accordance with GAAP consistently applied and have been audited by [            ], and such statements (true and complete copies of which have been furnished to the Target Fund) fairly, in all material respects, reflect the financial condition and the results of operations of the Acquiring Fund as of such date and the results of operations and changes in net assets for the periods indicated, and there are no liabilities of the Acquiring Fund whether actual or contingent and whether or not determined or determinable as of such date that are required to be disclosed but are not disclosed in such statements. No significant deficiency, material weakness, fraud, significant change or other factor that could significantly affect the internal controls of the Acquiring Fund has been disclosed or is required to be disclosed in the Acquiring Fund’s reports on Form N-CSR and, to the knowledge of the Acquiring Trust, no such disclosure will be required as of the Closing Date.

(h) There have been no changes in the financial position of the Acquiring Fund as reflected in the audited financial statements of the Acquiring Fund as of [            ], other than those occurring in the ordinary course of business consistent with past practice in connection with the purchase and sale of portfolio assets, the issuance and redemption of Acquiring Fund shares and the payment of normal operating expenses, dividends and capital gains distributions. Since the date of the financial statements referred to in paragraph 4.2(g) above, there has been no material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, results of operations or the manner of conducting business of the Acquiring Fund (other than changes occurring in the ordinary course of business). For the purposes of this paragraph 4.2(h), a decline in the net asset value of the Acquiring Fund due to declines in the value of Acquiring Fund’s assets, the discharge of Acquiring Fund’s liabilities or the redemption of Acquiring Fund shares by Acquiring Fund shareholders shall not constitute a material adverse change.

(i) Since [            ], there has not been (i) any pending or to the knowledge of the Acquiring Trust threatened litigation, which has had or may have a material adverse effect on the business, results of operations, assets or financial condition of the Acquiring Fund; (ii) any option to purchase or other right to acquire shares of the Acquiring Fund issued or granted by or on behalf of the Acquiring Fund to any person other than subscriptions to purchase shares at net asset value in accordance with the terms in the current prospectus for the Acquiring Fund; (iii) any contract or agreement or amendment or termination of any contract or agreement entered into by or on behalf of the Acquiring Fund, except as otherwise contemplated by this Agreement; (iv) any indebtedness incurred, other than in the ordinary course of business, by or on behalf of the Acquiring Fund for borrowed money or any commitment to borrow money by or on behalf of the Acquiring Fund; (v) any amendment of the Acquiring Fund’s organizational documents in a manner materially affecting the Acquiring Fund; (vi) any grant or imposition of any lien, claim, charge or encumbrance (other than encumbrances arising in the ordinary course of business with respect to covered options) upon any asset of the Acquiring Fund other than a lien for taxes not yet due and payable; and (vii) any agreement or commitment to do any of the foregoing.

(j) As of the date hereof and at the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to be filed have or shall have been timely and duly filed by such dates (including any extensions) and are or shall be correct in all material respects, and all federal and other taxes required to be paid pursuant to such returns and reports have been paid. To the best of the Acquiring Fund’s knowledge after reasonable investigation, no such return is currently under audit or examination, and no assessment or deficiency has been asserted with respect to any such returns. The Acquiring Fund has not been informed in writing by any jurisdiction that the jurisdiction believes that the Acquiring Fund was required to file any tax return that was not filed, and the Acquiring Fund does not know of any basis upon which a jurisdiction could assert such a position. The Acquiring Fund has not waived or extended any applicable statute of limitations relating to the assessment or collection of taxes.

(k) The Acquiring Trust has an unlimited number of authorized shares of beneficial interest, of which, as of [            ], 201[            ], there were outstanding [            ] shares of the Acquiring Fund, and no shares of the Acquiring Fund were held in the treasury of the Acquiring Trust. All issued and outstanding shares of beneficial interest of the Acquiring Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and applicable state securities laws and are, and on the Closing Date shall be, duly authorized and validly issued and outstanding, fully paid and nonassessable, and are not subject to preemptive or dissenter’s rights. The Acquiring Fund has no outstanding options, warrants or other rights to subscribe for or purchase any of the Acquiring Fund shares and has no outstanding securities convertible into any of the Acquiring Fund shares. The Acquiring Fund’s Shares will be, upon consummation of the Reorganization, duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Trust and will have been offered and sold in every state, territory and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and applicable state securities laws.

(l) At the Closing Date, the Acquiring Trust, on behalf of the Acquiring Fund, shall have good and marketable title to all of its assets and full right, power and authority to sell, assign, transfer and deliver such assets hereunder, free of any lien, encumbrance or other claim whatsoever, except those liens, encumbrances or claims as to which the Target Fund has received notice at or prior to the Closing Date and which have been taken into account in the net asset value of the Acquiring Fund.

(m) The Acquiring Trust, individually and on behalf of the Acquiring Fund, has the power to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement and consummation of the transactions contemplated herein have been duly authorized by all necessary action on the part of the BlackRock Board, on behalf of the Acquiring Fund. This Agreement constitutes a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms and no other trust action or proceedings by the Acquiring Fund are necessary to authorize this Agreement and the transactions contemplated herein, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(n) The Acquiring Fund Shares to be issued and delivered to the Target Fund for the account of the Target Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized. When so issued and delivered, the Acquiring Fund Shares will be duly and validly issued and will be fully paid and nonassessable.

(o) The information to be furnished by the Acquiring Trust for use in no-action letters, applications for orders, registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory or self-regulatory authority that may be necessary in connection with the transactions contemplated herein is and shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

(p) The Acquiring Fund has elected to qualify and has qualified as a RIC as of and since its first taxable year; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; qualifies and will continue to qualify as a RIC under the Code through the Closing Date and thereafter; and has satisfied the distribution requirements imposed by the Code for qualification as a RIC for each of its taxable years and expects to continue to satisfy them. The Acquiring Fund has no earnings and profits accumulated in any taxable year to which the provisions of Subchapter M of the Code (or the corresponding provisions of prior law) did not apply.

(q) Except for the Registration Statement effectiveness, no consent, approval, authorization or order under any federal or state law or of any court or governmental authority is required for the consummation by the Acquiring Trust, on behalf of the Acquiring Fund, of the transactions contemplated herein. No consent of or notice to any third party or entity other than the shareholders of the Target Fund is required for the consummation by the Acquiring Trust, on behalf of the Acquiring Fund, of the transactions contemplated by this Agreement.

(r) The Acquiring Trust has adopted and implemented written policies and procedures in accordance with Rule 38a-1 under the 1940 Act relating to the Acquiring Fund.

(s) The Acquiring Trust and the Acquiring Fund have adopted and implemented written policies and procedures related to insider trading and a code of ethics that complies with all applicable provisions of Section 17(j) of the 1940 Act and Rule 17j-1 thereunder.

(t) The Acquiring Fund does not have any unamortized or unpaid organizational fees or expenses for which it does not expect to be reimbursed by its investment adviser or its affiliates.

ARTICLE V

COVENANTS OF THE ACQUIRING TRUST/, ACQUIRING FUND,

SELLING TRUST AND THE TARGET FUND

5.1. OPERATION IN ORDINARY COURSE. Subject to paragraph 7.8, each of the Acquiring Fund and the Target Fund shall operate its business in the ordinary course of business between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends, shareholder purchases and redemptions and any other distributions that may be advisable. No party shall take any action that would, or would reasonably be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect. In order to facilitate the transfer of Assets at the Closing Date, BlackRock may request in writing that State Farm use commercially reasonable efforts, subject to State Farm’s fiduciary duty, to limit or cease portfolio trading on behalf of the Target Fund for a period of up to three business days prior to the Valuation Date. State Farm agrees that it will accommodate such requests to the extent such trading restrictions are consistent with the investment objectives, policies and strategies of the Target Fund and consistent with fulfilling its fiduciary obligations as an investment adviser. No party shall take any action that would, or would reasonably be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect.

5.2. STATEMENT OF ASSETS AND STATED LIABILITIES. The Target Fund shall prepare and deliver to the Acquiring Fund five (5) business days prior to the Closing Date a statement of the assets and Stated Liabilities of the Selling Trust associated with the Target Fund as of such date for review and agreement by the parties to determine that the assets and Stated Liabilities of the Selling Trust associated with the Target Fund are being correctly determined in accordance with the terms of this Agreement. The Target Fund shall deliver at the Closing (1) an updated statement of Assets and Stated Liabilities of the Selling Trust associated with the Target Fund and (2) a list of the Target Fund’s portfolio showing the tax costs of each of its assets by lot and the holding periods of such assets, each of (1) and (2) as of the Closing Date, and certified by the Treasurer of the Selling Trust.

5.3. ACCESS TO BOOKS AND RECORDS. Upon reasonable notice, the Target Fund shall make available to the Acquiring Fund’s officers and agents all books and records related to the assets and stated liabilities of the Target Fund to be acquired by the Acquiring Fund.

5.4. ADDITIONAL INFORMATION. The Selling Trust and the Target Fund shall assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund’s shares.

5.5. CONTRACT TERMINATION. The Selling Trust, on behalf of the Target Fund, shall terminate all agreements to which it is a party (other than this Agreement), effective as of the Closing Date without any liability not paid prior to the Closing Date other than as accrued as part of the Stated Liabilities, and the Acquiring Trust shall have received written assurances from the Selling Trust that no claims for damages (liquidated or otherwise) will arise as a result of such termination.

5.6. FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and the Target Fund shall take or cause to be taken all action and do or cause to be done all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date. In particular, each of the Selling Trust and the Target Fund covenants that it shall, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments and shall take or cause to be taken such further action as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund’s title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

5.7. STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty (60) days after the Closing Date, the Target Fund shall furnish to the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Target Fund for federal income tax purposes, as well as any capital loss carryovers and items that the Acquiring Fund will succeed to and take into account as a result of Section 381 of the Code, and which shall be certified by the Treasurer of the Selling Trust.

5.8. UNAUDITED FINANCIAL STATEMENTS. The Target Fund shall furnish to the Acquiring Fund within five (5) business days after the Closing Date, an unaudited statement of its assets and liabilities, portfolio of investments and the related statements of operations and changes in net assets as of and for the interim period ending on the Closing Date; such financial statements shall represent fairly the financial position of the Target Fund as of the date thereof and the portfolio of investments, the results of operations and changes in net assets indicated in conformity with GAAP applied on a consistent basis and such financial statements shall be certified by the Treasurer of the Selling Trust as complying with the requirements hereof.

5.9. PREPARATION OF REGISTRATION STATEMENT. The Acquiring Trust, on behalf of the Acquiring Fund, shall prepare and file with the SEC the Registration Statement relating to the Acquiring Fund Shares to be issued to shareholders of the Target Fund. At the time the Registration Statement becomes effective, at the time of the Target Fund Shareholder meeting and at the Closing Date, the Registration Statement shall be in compliance in all material respects with the 1933 Act, the Securities Exchange Act of 1934 and the 1940 Act, as applicable. Each party shall provide the materials and information necessary to prepare the Registration Statement, for inclusion therein, in connection with the meeting of the Target Fund Shareholders to consider the approval of this Agreement and the transactions contemplated herein, including in the case of the Target Fund any special interim financial information necessary for inclusion therein. If at any time prior to the Closing Date a party becomes aware of any untrue statement of material fact or omission to state a material fact required to be stated therein or necessary to make the statements made not misleading in light of the circumstances under which they were made, the party discovering the item shall notify the other parties and the parties shall cooperate in promptly preparing, filing and clearing the SEC and, if appropriate, distributing to shareholders appropriate disclosure with respect to the item.

5.10. TAX STATUS OF REORGANIZATION. The intention of the parties is that the transaction contemplated by this Agreement will qualify as a reorganization within the meaning of Section 368(a) of the Code. Neither the Acquiring Trust, the Acquiring Fund, the Selling Trust nor the Target Fund shall take any action or cause any action to be taken (including, without limitation, the filing of any tax return) that is inconsistent with such treatment or results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code. At or prior to the Closing Date, the Acquiring Fund, the Selling Trust

and Target Fund shall take such action, or cause such action to be taken, as is reasonably necessary to enable Dechert LLP, special United States federal income tax counsel to the Acquiring Fund, to render the tax opinion required herein (including, without limitation, each party’s execution of representations reasonably requested by and addressed to Dechert LLP).

5.11. REASONABLE BEST EFFORTS. Each of the Acquiring Fund, the Selling Trust and the Target Fund shall use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement.

5.13. AUTHORIZATIONS. The Acquiring Trust on behalf of the Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and any state blue sky or securities laws as it may deem appropriate in order to operate in the normal course of business after the Closing Date.

5.14. PROXY. The Selling Trust, on behalf of the Target Fund, agrees to mail to its respective shareholders of record entitled to vote at the special meeting of shareholders at which action is to be considered regarding this Agreement, in sufficient time to comply with requirements as to notice thereof, the Combined Prospectus/Proxy Statement contained in the Registration Statement, which complies in all material respects with the applicable provisions of Section 14(a) of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

ARTICLE VI

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SELLING TRUST ON BEHALF OF THE TARGET FUND

The obligations of the Selling Trust on behalf of the Target Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Trust and the Acquiring Fund of all the obligations to be performed by the Acquiring Trust and the Acquiring Fund pursuant to this Agreement on or before the Closing Date and, in addition, subject to the following conditions:

6.1. All representations, covenants and warranties of the Acquiring Trust, on behalf of itself and the Acquiring Fund, contained in this Agreement shall be true and correct as of the Closing Date. The Target Fund shall have received a certificate signed on behalf of the Acquiring Fund by an appropriate officer of the Acquiring Trust to that effect. The Target Fund shall have received certified copies of the resolutions adopted by the BlackRock Board approving this Agreement and the transactions contemplated herein.

6.2. The Acquiring Fund shall have performed in all material respects the obligations required to be performed by it hereunder at or prior to the Closing Date. The Target Fund shall have received a certificate signed on behalf of the Acquiring Fund by an appropriate officer of the Acquiring Trust to that effect.

6.3. This Agreement and the transactions contemplated thereby shall have been duly considered and approved by the BlackRock Board in accordance with the provisions of its charter documents and the requirements of the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Target Fund.

6.4. (i) No order, preliminary or permanent injunction or decree issued by any governmental authority of competent jurisdiction, or pending by any governmental authority of competent jurisdiction that has initiated a proceeding seeking such an order, injunction or decree, preventing the consummation of the Reorganization shall be in effect and (ii) no statute, rule or regulation shall have been enacted, entered or promulgated by any governmental authority which prohibits or makes illegal the consummation of the Reorganization.

6.5. The SEC shall not have issued an unfavorable report under Section 25(b) of the 1940 Act or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.

6.6. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties to this Agreement, no investigation or proceeding by the SEC for that purpose shall have been instituted or be pending, threatened or contemplated.

6.7. The Selling Trust shall have received on the Closing Date an opinion of [            ], dated as of the Closing Date, in a form reasonably satisfactory to the Selling Trust, covering the following points with such assumptions, exceptions and limitations as are customary in opinions of this sort:

(a) The Acquiring Trust is registered as an open-end management investment company under the 1940 Act and the Acquiring Fund is a series thereof.

(b) Neither the execution, delivery or performance by the Acquiring Trust of this Agreement nor the compliance by the Acquiring Trust with the terms and provisions hereof will violate any provision of any applicable federal law of the United States of America.

(c) To the best of our knowledge, no governmental approval, which has not been obtained and is not in full force and effect, is required to authorize, or is required in connection with, the execution or delivery of this Agreement by the Acquiring Trust, on behalf of itself and the Acquiring Fund, or the enforceability of this Agreement against the Acquiring Trust.

(d) Assuming that, (i) the Acquiring Trust and Selling Trust are validly existing, (ii) this Agreement is a valid, binding and enforceable obligation of the Selling Trust, on behalf of itself and the Target Fund, and (iii) this Agreement has been duly authorized, executed and delivered by the Acquiring Trust, on behalf of itself and the Acquiring Fund, and by the Selling Trust, on behalf of itself and the Target Fund, this Agreement is the valid and binding obligation of the Acquiring Trust, on behalf of itself and the Acquiring Fund, and enforceable against the Acquiring Trust and the Acquiring Fund in accordance with its terms under the applicable laws of the State of New York, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

In giving their opinion, [ ] may state that they are relying on the opinion of [ ] as to matters of Delaware law.

6.8. The Selling Trust shall have received on the Closing Date an opinion of [ ], as special Delaware counsel to the Acquiring Trust, dated as of the Closing Date, in a form reasonably satisfactory to the Selling Trust, covering the following points with such assumptions, exceptions and limitations as are customary in opinions of this sort:

(a) The Acquiring Trust is a statutory trust and is validly existing under the laws of the State of Delaware applicable to statutory trusts.

(b) The Acquiring Trust, on behalf of itself and the Acquiring Fund, has the power as a statutory trust to execute, deliver and perform all of its obligations under this Agreement under the Acquiring Trust’s agreement and declaration of trust and the laws of the State of Delaware applicable to statutory trusts. The execution and delivery of this Agreement and the consummation by the Acquiring Trust, on behalf of itself and the Acquiring Fund, of the transactions contemplated hereby have been duly authorized by all requisite action on the part of the Acquiring Trust, on behalf of itself and the Acquiring Fund, under its agreement and declaration of trust and the laws of the State of Delaware applicable to statutory trusts.

(c) This Agreement has been duly executed and delivered by the Acquiring Trust, on behalf of itself and the Acquiring Fund, under the Acquiring Trust’s agreement and declaration of trust and the laws of the State of Delaware applicable to statutory trusts.

(d) The execution and delivery by the Acquiring Trust, on behalf of itself and the Acquiring Fund, of this Agreement and the performance by the Acquiring Trust, on behalf of itself and the Acquiring Fund, of its obligations under this Agreement will not violate the charter documents of the Acquiring Trust.

(e) Neither the execution, delivery or performance by the Acquiring Trust, on behalf of itself and the Acquiring Fund, of this Agreement nor the compliance by the Acquiring Trust, on behalf of itself and the Acquiring Fund, with the terms and provisions hereof will violate any provision of any laws of the State of Delaware applicable to statutory trusts.

(f) To the best of our knowledge, no Delaware governmental approval, which has not been obtained and is not in full force and effect, is required to authorize, or is required in connection with, the execution or delivery of this Agreement by the Acquiring Trust, on behalf of itself and the Acquiring Fund, or the performance by the Acquiring Trust, on behalf of itself and the Acquiring Fund, of the respective obligations of each under the Agreement, except such as may be required under Delaware state securities laws about which we express no opinion.

(g) The Acquiring Fund Shares being issued pursuant to this Agreement have been duly authorized by the Acquiring Trust and upon issuance thereof in accordance with this Agreement, will be validly issued and fully paid.

6.9. The shareholders of the Target Fund have approved this Agreement in the manner specified in the Combined Prospectus/Proxy Statement included in the Registration Statement.

6.10. As of the Closing Date, there shall have been no material change in the investment objectives, policies and restrictions or any increase in the investment management fee rate or other fee rates that the Acquiring Fund is currently contractually obligated to pay for services provided to the Acquiring Fund from those described in the Registration Statement.

ARTICLE VII

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Acquiring Trust on behalf of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Selling Trust and the Target Fund of all the obligations to be performed by the Selling Trust and the Target Fund pursuant to this Agreement on or before the Closing Date and, in addition, shall be subject to the following conditions:

7.1. All representations, covenants and warranties of the Selling Trust, on behalf of itself and the Target Fund contained in this Agreement shall be true and correct as of the Closing Date. The Acquiring Fund shall have received a certificate signed on behalf of the Target Fund by an appropriate officer of the Selling Trust to that effect. The Acquiring Fund shall have received certified copies of the resolutions adopted by the State Farm Board approving this Agreement and the transactions contemplated herein.

7.2. The Target Fund shall have performed in all material respects the obligations required to be performed by it hereunder at or prior to the Closing Date. The Acquiring Fund shall have received a certificate signed on behalf of Target Fund by an appropriate officer of the Selling Trust to that effect.

7.3. This Agreement and the transactions contemplated hereby shall have been duly considered and approved by the State Farm Board and the requisite vote of the holders of the outstanding shares of the Target Fund in accordance with the provisions of its charter documents and the requirements of the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund.

7.4. (i) No order, preliminary or permanent injunction or decree issued by any governmental authority of competent jurisdiction, or pending by any governmental authority of competent jurisdiction that has initiated a proceeding seeking such an order, injunction or decree, preventing the consummation of the Reorganization shall be in effect and (ii) no statute, rule or regulation shall have been enacted, entered or promulgated by any governmental authority which prohibits or makes illegal the consummation of the Reorganization.

7.5. The SEC shall not have issued an unfavorable report under Section 25(b) of the 1940 Act or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.

7.6. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties to this Agreement, no investigation or proceeding by the SEC for that purpose shall have been instituted or be pending, threatened or contemplated.

7.7. The Target Fund shall have delivered to the Acquiring Fund (1) a statement as of the Closing Date of the assets and Stated Liabilities of the Selling Trust associated with the Target Fund, in accordance with paragraph 5.2, and (2) a list of the Target Fund’s portfolio showing the tax costs of each of its assets by lot and the holding periods of such assets, as of the Closing Date, certified by the Treasurer of the Selling Trust.

7.8. Except to the extent prohibited by Rule 19b-1 under the 1940 Act, prior to the valuation of the Assets on the Closing Date, the Target Fund shall have declared a dividend or dividends, with a record and ex-dividend date prior to the valuation of the Assets, which, together with all previous dividends, shall have the effect of distributing to the Target Fund Shareholders (i) all of the Target Fund’s investment company taxable income for all its taxable years ended prior to the Closing Date and substantially all of such investment company taxable income for the final taxable year ending with its complete liquidation (in each case determined without regard to any deductions for dividends paid); (ii) all of the Target Fund’s net capital gain recognized in all its taxable years ended prior to the Closing Date and substantially all of any such net capital gain recognized in such final taxable year (in each case after reduction for any capital loss carryover); and (iii) at least 90 percent of the excess, if any, of a Target Fund’s interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all its taxable years prior to the Closing Date and at least 90 percent of such net tax-exempt income for such final taxable year.

7.9. The Acquiring Trust shall have received on the Closing Date opinions from [            ] and [    ], dated as of the Closing Date, in forms reasonably satisfactory to the Acquiring Trust, covering the following points with such assumptions, exceptions and limitations as are customary in opinions of this sort:

(a) The Selling Trust is a statutory trust and is validly existing in good standing under the applicable laws of the State of Delaware.

(b) The Selling Trust is registered as an open-end management investment company under the 1940 Act and the Target Fund is a series thereof.

(c) The Selling Trust, on behalf of itself and the Target Fund, has the statutory trust power and authority to execute, deliver and perform all of its obligations under this Agreement under the applicable laws of the State of Delaware. The execution and delivery of this Agreement and the consummation by the Selling Trust, on behalf of itself and the Target Fund, of the transactions contemplated hereby have been duly authorized by all requisite action on the part of the Selling Trust, on behalf of itself and the Target Fund, under the applicable laws of the State of Delaware.

(d) This Agreement has been duly executed and delivered by the Selling Trust, on behalf of itself and the Target Fund, under the Selling Trust’s declaration of trust and the laws of the State of Delaware applicable to statutory trusts.

(e) Assuming that (i) the Selling Trust and the Acquiring Trust are validly existing, (ii) this Agreement is a valid, binding and enforceable obligation of the Acquiring Trust, on behalf of itself and the Acquiring Fund, and (iii) this Agreement has been duly authorized, executed and delivered by the Selling Trust, on behalf of itself and the Target Fund, and by the Acquiring Trust, on behalf of itself and the Acquiring Fund, this Agreement is the valid and binding obligation of the Selling Trust, on behalf of itself and the Target Fund, and enforceable against the Selling Trust and the Target Fund in accordance with its terms under the applicable laws of the State of New York, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(f) The execution and delivery by the Selling Trust, on behalf of itself and the Target Fund, of this Agreement and the performance by the Selling Trust, on behalf of itself and the Target Fund, of its obligations under this Agreement will not violate the charter documents of the Selling Trust.

(g) Neither the execution, delivery or performance by the Selling Trust, on behalf of itself and the Target Fund, of this Agreement nor the compliance by the Selling Trust, on behalf of itself and the Target Fund, with the terms and provisions hereof will violate any provision of any laws of the State of Delaware applicable to statutory trusts or any applicable federal law of the United States of America.

(h) To the best of our knowledge, no governmental approval, which has not been obtained and is not in full force and effect, is required to authorize, or is required in connection with, the execution or delivery of this Agreement by the Selling Trust, on behalf of itself and the Target Fund, or the enforceability of this Agreement against the Selling Trust or the Target Fund except such as may be required under Delaware state securities laws about which we express no opinion.

In giving their opinion, [            ] may state that they are relying on the opinion of [            ] as to matters of Delaware law.

7.10. The Selling Trust, on behalf of the Target Fund, shall have duly executed and delivered to the Acquiring Trust, on behalf of the Target Fund, such bills of sale, assignments, certificates and other instruments of transfer, including transfer instructions to the Custodian and instructions to the Acquiring Trust’s transfer agent as the Acquiring Trust may reasonably deem necessary or desirable to evidence the transfer to the Acquiring Fund by the Target Fund all of the right, title and interest of the Target Fund in and to the respective Assets of the Target Fund. In each case, the Assets of the Target Fund shall be accompanied by all necessary state stock transfer stamps or cash for the appropriate purchase price therefor.

7.11. The Acquiring Trust, on behalf of the Acquiring Fund, shall have received at the Closing: (i) a certificate of an authorized signatory of the Custodian stating that the Assets of the Target Fund have been delivered to the Acquiring Fund; (ii) a certificate of an authorized signatory from the custodian of the Acquiring Fund, stating that the Assets of the Target Fund have been received; (iii) a certificate of an authorized officer of the Transfer Agent confirming that the Transfer Agent on behalf of the Target Fund has delivered its records containing the names and addresses of the record holders of the Target Fund’s shares and the number and percentage of ownership of the Target Fund owned by each such holder as of the Valuation Date; (iv) a statement of the respective tax basis of all investments to be transferred by the Target Fund to the Acquiring Fund; and (v) the tax books and records of the Target Fund for purposes of preparing any tax returns required by law to be filed after the Closing Date.

7.12. As of the Closing Date, there shall have been no material change in the investment objectives, policies and restrictions or any increase in the investment management fee rate or other fee rates that the Target Fund is currently contractually obligated to pay for services provided to the Target Fund from those described in the Registration Statement.

7.13. As of the Closing Date, there shall be no foreign accounts invested in the Target Fund.

ARTICLE VIII

FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH OF THE ACQUIRING FUND AND THE TARGET FUND

If any of the conditions set forth below shall not have been satisfied on or before the Closing Date or shall not remain satisfied with respect to the Acquiring Fund or the Target Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1. The Acquiring Trust and the Selling Trust shall have received an opinion of Dechert LLP, special United States federal income tax counsel to the Acquiring Fund, dated on the Closing Date satisfactory to both parties substantially to the effect that, based on certain facts, assumptions and representations of the parties and the existing provisions of the Code, Treasury regulations promulgated thereunder, current administrative rules, and court decisions, for U.S. federal income tax purposes:

(a) The Reorganization will constitute a tax-free reorganization within the meaning of Section 368(a) of the Code and the Acquiring Fund and the Target Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

(b) Under Section 1032 of the Code, no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Target Fund solely in exchange for the assumption of the Stated Liabilities of the Target Fund and issuance of Acquiring Fund Shares;

(c) Under Sections 361 and 357(a) of the Code, no gain or loss will be recognized by the Target Fund upon the transfer of the assets of the Target Fund to the Acquiring Fund solely in exchange for the assumption by the Acquiring Fund of the Target Fund’s Stated Liabilities and the Acquiring Fund Shares or upon the distribution (whether actual or constructive) of Acquiring Fund Shares to Target Fund Shareholders in exchange for their Target Fund shares, except for any gain or loss that may be required to be recognized solely as a result of the close of the Target Fund’s taxable year due to the Reorganization or as a result of the transfer of any stock in a passive foreign investment company as defined in Section 1297(a) of the Code;

(d) Under Section 354 of the Code, no gain or loss will be recognized by any Target Fund Shareholder upon the exchange of its Target Fund shares solely for Acquiring Fund Shares;

(e) Under Section 358 of the Code, the aggregate tax basis of the Acquiring Fund Shares received by each Target Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Target Fund shares held by such Target Fund Shareholder immediately prior to the Reorganization. Under Section 1223(1) of the Code, the holding period of Acquiring Fund Shares received by each Target Fund Shareholder will include the period during which the Target Fund shares exchanged therefor were held by such shareholder, provided the Target Fund shares are held as capital assets at the time of the Reorganization;

(f) Under Section 362(b) of the Code, the tax basis of the assets of the Target Fund acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Target Fund immediately prior to the Reorganization, except for any assets which may be marked to market for U.S. federal income tax purposes on the termination of the Target Fund’s taxable year or on which gain was recognized upon the transfer to the Acquiring Fund. Under Section 1223(2) of the Code, the holding period of the assets of the Target Fund in the hands of the Target Fund will include the period during which those assets were held by the Selling Trust on behalf of the Target Fund (except to the extent that the investment activities of the Acquiring Fund reduce or eliminate such holding period and except for any assets on which gain is recognized on the transfer to the Acquiring Fund); and

(g) The Acquiring Fund will succeed to and take into account the items of the Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury Regulations thereunder, if applicable.

Such opinion shall be based on customary assumptions and such representations as Dechert LLP may reasonably request, and each of the Acquiring Trust, the Acquiring Fund, the Selling Trust and the Target Fund shall cooperate to make and certify the accuracy of such representations. Notwithstanding anything herein to the contrary, neither the Acquiring Trust, the Acquiring Fund, the Selling Trust nor the Target Fund may waive the condition set forth in this paragraph 8.1.

8.2. All of the conditions to the closing of the transactions contemplated by the Framework Agreement, dated as of [            ], between BlackRock and/or its affiliates and State Farm, and solely for the purposes of certain provisions therein, State Farm Mutual Fund Automobile Insurance Company (the “Framework Agreement”) shall be satisfied or waived.

ARTICLE IX

EXPENSES

Each of State Farm and its affiliates, and BlackRock and its affiliates, shall bear the direct and indirect expenses and the reasonable out-of-pocket costs incurred by the parties to this Agreement in connection with the Reorganization contemplated by the provisions of this Agreement, but not any transaction costs incurred pursuant to paragraph 1.2 hereof or any transaction costs incurred in connection with the sale of any of the Target Fund’s portfolio securities after the Closing Date. The expenses and out-of-pocket costs to be borne by each of State Farm and its affiliates and BlackRock and its affiliates include costs incurred by the parties hereto in connection with the preparation of the Registration Statement, the printing and mailing of the proxy statement and the solicitation of the related proxies for the Target Fund. Such expenses and costs will be allocated among BlackRock and State Farm as agreed to by them. Notwithstanding the foregoing, the Acquiring Fund will bear the legal fees associated with counsel to the trustees who are not “interested persons” (as defined in the 1940 Act) of the Acquiring Trust. If the Reorganization is not approved, however, BlackRock or its affiliates will directly bear such legal fees.

ARTICLE X

ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1. The Selling Trust, on behalf of the Target Fund, and the Acquiring Trust, on behalf of the Acquiring Fund, agree that no party has made to the other party any representation, warranty and/or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

10.2. The representations, warranties and covenants of the parties hereto set forth in this Agreement shall not survive the consummation of the transactions contemplated herein except that covenants to be performed after the Closing Date, shall continue in effect beyond the consummation of the transactions contemplated hereunder.

ARTICLE XI

TERMINATION

11.1. This Agreement may be terminated and the transactions contemplated hereby may be abandoned by resolution of the either the BlackRock Board or the State Farm Board, at any time prior to the Closing Date, if circumstances should develop that, in the opinion of that Board, make proceeding with the Agreement inadvisable with respect to the Acquiring Fund or the Target Fund, respectively. In addition, this Agreement may be terminated at any time prior to the Closing Date:

(a) by the written consent of each of the parties;

(b) by the Selling Trust (i) following a breach by the Acquiring Trust of any of its representations, warranties or covenants contained in this Agreement, provided that the Acquiring Trust shall have been given a period of 30 business days from the date of the occurrence of a breach of a covenant or agreement to cure such breach and shall have failed to do so (provided, that the Selling Trust is not then in material breach of the terms of this Agreement, and, provided further that no cure period shall be required for a breach that is not capable of being cured); or (ii) upon the occurrence of an event which has a material adverse effect upon the Acquiring Trust or the Acquiring Fund;

(c) by the Acquiring Trust (i) following a breach by the Selling Trust of any of its representations, warranties or covenants contained in this Agreement, provided that the Selling Trust shall have been given a period of 30 business days from the date of the occurrence of a breach of a covenant or agreement to cure such breach and shall have failed to do so (provided, that the Acquiring Trust is not then in material breach of the terms of this Agreement, and, provided further that no cure period shall be required for a breach that is not capable of being cured); or (ii) upon the occurrence of an event which has a material adverse effect upon the Selling Trust or the Target Fund;

(d) by either the Acquiring Trust or the Selling Trust if: (i) there shall be a final, non-appealable order of a federal or state court in effect preventing consummation of the transactions contemplated hereby; or (ii) there shall be any final action taken, or any statute, rule, regulation or order enacted, promulgated or issued or deemed applicable to the transactions contemplated hereby by any governmental entity which would make consummation of the transactions contemplated hereby illegal; or a material breach by the other of any representation, warranty or agreement contained herein to be performed at or before the Closing Date, if not cured within thirty (30) days;

(e) by either the Acquiring Trust or the Selling Trust if the Closing shall not have been consummated by [            ], 2018, provided the right to terminate this Agreement under this paragraph 11.1(e) shall not be available to any party whose failure to fulfill any material obligation under this Agreement has been the cause of, or resulted in, the failure of the Closing to occur on or before such date;

(f) by either the Acquiring Trust or the Selling Trust due to a condition herein expressed to be precedent to the obligations of the terminating party or both the parties has not been met if it reasonably appears that it will not or cannot be met; or

(g) by the termination of the Framework Agreement in accordance with its terms.

11.2. If a party terminates this Agreement in accordance with this Article XI, other than a termination under (b), (c), (d), (e) or (f) in connection with a willful default, there shall be no liability for damages on the part of any party or the trustees, directors or officers of such party. In the event of termination in connection with a willful default, all remedies at law or in equity of the party adversely affected shall survive. The parties agree that, in the event of any termination of this Agreement there shall be no liability, for damages or otherwise, on the part of the State Farm Trustees of the BlackRock Trustees, notwithstanding the first two sentences of this paragraph 11.2.

11.3. At any time prior to the Closing Date, any of the terms or conditions of this Agreement (except for paragraph 8.1) may be waived by either the Selling Trust or the Acquiring Trust, respectively (whichever is entitled to the benefit thereof). Such waiver shall be in writing and authorized by an officer of the waiving party. The failure of either party hereto to enforce at any time any of the provisions of this Agreement shall in no way be construed to be a waiver of any such provision, nor in any way to affect the validity of this Agreement or any part hereof or the right of either party thereafter to enforce each and every such provision. No waiver of any breach of this Agreement shall be held to be a waiver of any other or subsequent breach.

ARTICLE XII

AMENDMENTS

This Agreement may be amended, modified or supplemented by a written instrument in such manner as may be deemed necessary or advisable by both the authorized officers of the applicable parties; provided, however, that, following the meeting of the Target Fund Shareholders called by the Selling Trust pursuant to paragraph 4.1(r) of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Target Fund Shareholders under this Agreement to the detriment of such Target Fund Shareholders without their further approval.

ARTICLE XIII

PUBLICITY/CONFIDENTIALITY

13.1. Publicity. The parties shall cooperate on determining the manner in which any public announcements or similar publicity with respect to this Agreement or the transactions contemplated herein are made, provided that nothing herein shall prevent either party from making such public announcements as may be required by law, in which case the party issuing such statement or communication shall use all reasonable commercial efforts to advise the other party prior to such issuance.

13.2. Confidentiality. (a) The Selling Trust, the Acquiring Trust, State Farm and BlackRock (for purposes of this paragraph 13.2, the “Protected Persons”) will hold, and will cause their board members, officers, employees, representatives, agents and affiliates to hold, in strict confidence, and not disclose to any other person, and not use in any way except in connection with the transactions herein contemplated, without the prior written consent of the other Protected Persons, all confidential information obtained from the other Protected Persons in connection with the transactions contemplated by this Agreement, except such information may be disclosed: (i) to governmental or regulatory bodies, and, where necessary, to any other person in connection with the obtaining of consents or waivers as contemplated by this Agreement; (ii) if required by court order or decree or applicable law; (iii) if it is publicly available through no act or failure to act of such party; (iv) if it was already known to such party on a non-confidential basis on the date of receipt; (v) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (vi) if it is otherwise expressly provided for herein.

(b) In the event of a termination of this Agreement, the Selling Trust, the Acquiring Trust, State Farm and BlackRock agree that they along with their employees, representative agents and affiliates shall, and shall cause their affiliates to, except with the prior written consent of the other Protected Persons, keep secret and retain in strict confidence, and not use for the benefit of itself or themselves, nor disclose to any other persons, any and all confidential or proprietary information relating to the other Protected Persons and their related parties and affiliates, whether obtained through their due diligence investigation, this Agreement or otherwise, except such information may be disclosed: (i) if required by court order or decree or applicable law; (ii) if it is publicly available through no act or failure to act of such party; (iii) if it was already known to such party on a non-confidential basis on the date of receipt; (iv) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (v) if it is otherwise expressly provided for herein.

ARTICLE XIV

HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

14.1. The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3. This Agreement shall be governed by and construed in accordance with the laws of the State of New York without regard to its principles of conflicts of laws.

14.4. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.5. It is expressly agreed that the obligations of the Selling Trust, on behalf of itself and the Target Fund, hereunder shall not be binding upon any of the trustees, shareholders, nominees, officers, agents or employees of the Selling Trust personally, but shall bind only the property of the Selling Trust associated with the Target Fund, as provided in the charter documents of the Selling Trust. Moreover, no series of the Selling Trust other than the Target Fund shall be responsible for the obligations of the Selling Trust and the Target Fund hereunder, and all persons shall look only to the assets of the Target Fund to satisfy the obligations of the Selling Trust, on behalf of itself and the Target Fund, hereunder. The execution and delivery of this Agreement have been authorized by the State Farm Board with respect to the Selling Trust and the Target Fund and signed by authorized officers of the Selling Trust, acting as such. Neither the authorization by the State Farm Board nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Selling Trust associated with the Target Fund as provided in the Selling Trust’s charter documents.

14.6. It is expressly agreed that the obligations of the Acquiring Trust, on behalf of itself and the Acquiring Fund, hereunder shall not be binding upon any of the trustees, shareholders, nominees, officers, agents or employees of the Acquiring Trust personally, but shall bind only the property of the Acquiring Trust associated with the Acquiring Fund, as provided in the charter documents of the Acquiring Trust. Moreover, no series of the Acquiring Trust other than the Acquiring Fund shall be responsible for the obligations of the Acquiring Trust and the Acquiring Fund hereunder, and all persons shall look only to the assets of the Acquiring Fund to satisfy the obligations of the Acquiring Trust, on behalf of itself and the Acquiring Fund, hereunder. The execution and delivery of this Agreement have been authorized by the BlackRock Board with respect to the Acquiring Trust and the Acquiring Fund hereunder, and signed by authorized officers of the Acquiring Trust, acting as such. Neither the authorization by the BlackRock Board nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Acquiring Trust associated with the Acquiring Fund as provided in the Acquiring Trust’s charter documents.

ARTICLE XV

NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be deemed duly given if delivered by hand (including by FedEx or similar express courier) or transmitted by facsimile or three days after being mailed by prepaid registered or certified mail, return receipt requested, addressed to the applicable party: to the Acquiring Trust and Acquiring Fund, 40 East 52nd Street, New York, New York, 10022, Attention: Secretary, or to the Selling Trust or the Target Fund, State Farm Investment Management Corp., One State Farm Plaza, A-3, Bloomington, Illinois 61704 Attention: David Moore or to any other address that the Acquiring Fund, the Selling Trust or the Target Fund shall have last designated by notice to the other party.

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

BLACKROCK FUNDS III,

INDIVIDUALLY AND ON BEHALF OF ITS SERIES

[BLACKROCK LIFEPATH® INDEX

RETIREMENT FUND/BLACKROCK LIFEPATH®

INDEX 2020 FUND/BLACKROCK LIFEPATH®

INDEX 2030 FUND/BLACKROCK LIFEPATH®

INDEX 2040 FUND/BLACKROCK LIFEPATH®

INDEX 2050 FUND]

By:
Name
Title:

STATE FARM MUTUAL FUND,

INDIVIDUALLY AND ON BEHALF OF ITS SERIES

[STATE FARM LIFEPATH® RETIREMENT

FUND/STATE FARM LIFEPATH® 2020

FUND/STATE FARM LIFEPATH® 2030

FUND/STATE FARM LIFEPATH® 2040

FUND/STATE FARM LIFEPATH® 2050 FUND]

By:
Name
Title:

Solely with respect to ARTICLES IX and XIII BLACKROCK FUND ADVISORS

By:
Name
Title:

Solely with respect to ARTICLES V, IX and XIII STATE FARM INVESTMENT MANAGEMENT CORP.

By:
Name
Title:

STATE FARM MUTUAL FUND TRUST

State Farm LifePath® Retirement Fund

State Farm LifePath® 2020 Fund

State Farm LifePath® 2030 Fund

State Farm LifePath® 2040 Fund

State Farm LifePath® 2050 Fund

BLACKROCK FUNDS III

BlackRock LifePath® Retirement Fund

BlackRock LifePath® 2020 Fund

BlackRock LifePath® 2030 Fund

BlackRock LifePath® 2040 Fund

BlackRock LifePath® 2050 Fund

PART B

STATEMENT OF ADDITIONAL INFORMATION

The date of this Statement of Additional Information is August 15, 2018

This Statement of Additional Information (the “SAI”) relates to the proposed reorganizations (each, a “Reorganization” and collectively, the “Reorganizations”) of State Farm LifePath® Retirement Fund (the “LifePath Retirement Target Fund”), State Farm LifePath® 2020 Fund (the “LifePath 2020 Target Fund”), State Farm LifePath® 2030 Fund (the “LifePath 2030 Target Fund”), State Farm LifePath® 2040 Fund (the “LifePath 2040 Target Fund”) and State Farm LifePath® 2050 Fund (the “LifePath 2050 Target Fund” and together with the LifePath Retirement Target Fund, the LifePath 2020 Target Fund, the LifePath 2030 Target Fund and the LifePath 2040 Target Fund, the “Target Funds” and each, a “Target Fund”), each a series of State Farm Mutual Fund Trust (the “Target Trust”), a Delaware statutory trust, into BlackRock LifePath® Index Retirement Fund (the “LifePath Retirement Acquiring Fund”), BlackRock LifePath® Index 2020 Fund (the “LifePath 2020 Acquiring Fund”), BlackRock LifePath® Index 2030 Fund (the “LifePath 2030 Acquiring Fund”), BlackRock LifePath® Index 2040 Fund (the “LifePath 2040 Acquiring Fund”) and BlackRock LifePath® Index 2050 Fund (the “LifePath 2050 Acquiring Fund” and together with the LifePath Retirement Acquiring Fund, the LifePath 2020 Acquiring Fund, the LifePath 2030 Acquiring Fund and the LifePath 2040 Acquiring Fund, the “Acquiring Funds” and each, an “Acquiring Fund”), respectively, each a series of BlackRock Funds III (the “Acquiring Trust”), a Delaware statutory trust, each of which is a mutual fund advised by BlackRock Fund Advisors (“BFA”). Each Acquiring Fund and each Acquiring Master Portfolio, following completion of the Reorganizations (as defined below), may be referred to respectively as a “Combined Fund” or a “Combined Master Portfolio” in this SAI.

This SAI contains information that may be of interest to shareholders of each Target Fund relating to the applicable Reorganization, but which is not included in the Combined Prospectus/Proxy Statement dated August 15, 2018 (the “Combined Prospectus/Proxy Statement”).

As described in the Combined Prospectus/Proxy Statement, each Reorganization would involve (i) the transfer and delivery of all of the assets of the applicable Target Fund to the corresponding Acquiring Fund in exchange for the assumption by such Acquiring Fund of certain stated liabilities (which exclude liabilities relating to any litigation) of such Target Fund and newly-issued shares of such Acquiring Fund (“Acquiring Fund Shares”); (ii) the distribution of the Acquiring Fund Shares (including fractional shares) by the corresponding Target Fund to such Target Fund’s shareholders; and (iii) the termination, dissolution and liquidation of each Target Fund as a series of the Target Trust. Such assets will be transferred in-kind by such Acquiring Fund to the corresponding Acquiring Master Portfolio in exchange for interests in such Acquiring Master Portfolio.

One or more Reorganizations may not be approved by shareholders of the applicable Target Fund(s). If a Reorganization is not approved by shareholders, the Target Board will consider other alternatives for such Target Fund(s), which may include seeking a merger with a different fund(s), the liquidation of such Target Fund(s) or continuing current operations of such Target Fund(s). None of the Reorganizations is contingent upon the approval of any other Reorganization. If a Reorganization does not occur as contemplated in the Combined Prospectus/Proxy Statement, SFIMC will promptly notify shareholders of the applicable Target Fund as to the status of the transaction. In such circumstances, the Target Board will examine alternatives to such Reorganization in light of the best interests of such Target Fund’s shareholders. Those Reorganizations that are approved will occur as contemplated in the Combined Prospectus/Proxy Statement.

Each Acquiring Fund is a “feeder” fund that invests all of its assets in a corresponding “master” portfolio (each, an “Acquiring Master Portfolio”), each a series of Master Investment Portfolio (“MIP”), a Delaware statutory trust, with the same investment objective as the Acquiring Fund. LifePath Retirement Acquiring Fund invests all of its assets in LifePath® Index Retirement Master Portfolio (the “LifePath Retirement Acquiring Master Portfolio”). LifePath 2020 Acquiring Fund invests all of its assets in LifePath® Index 2020 Master Portfolio (the “LifePath 2020 Acquiring Master Portfolio”). LifePath 2030 Acquiring Fund invests all of its assets in LifePath® Index 2030 Master Portfolio (the “LifePath 2030 Acquiring Master Portfolio”). LifePath 2040 Acquiring Fund invests all of its assets in LifePath® Index 2040 Master Portfolio (the “LifePath 2040 Acquiring Master Portfolio”). LifePath 2050 Acquiring Fund invests all of its assets in LifePath® Index 2050 Master Portfolio (the “LifePath 2050 Acquiring Master Portfolio”).

For the Target Funds: Incorporates by reference the Statement of Additional Information included in the Registration Statement on Form N-1A of State Farm LifePath® Retirement Fund, State Farm LifePath® 2020 Fund, State Farm LifePath® 2030 Fund, State Farm LifePath® 2040 Fund and State Farm LifePath® 2050 Fund dated May 1, 2018, as supplemented (SEC Accession No. 0001193125-18-137244); and the Annual Report to Shareholders of State Farm LifePath® Retirement Fund, State Farm LifePath® 2020 Fund, State Farm LifePath® 2030 Fund, State Farm LifePath® 2040 Fund and State Farm LifePath® 2050 Fund for the fiscal year ended December 31, 2017, filed February 28, 2018 (SEC Accession No. 0001193125-18-062902), as filed with the Securities and Exchange Commission (the “SEC”).

For the Acquiring Funds: Incorporates by reference the Statement of Additional Information related to Investor A Shares and Institutional Shares included in the Registration Statement on Form N-1A of BlackRock LifePath® Index Retirement Fund, BlackRock LifePath® Index 2020 Fund, BlackRock LifePath® Index 2030 Fund, BlackRock LifePath® Index 2040 Fund and BlackRock LifePath® Index 2050 Fund dated April 30, 2018, as supplemented (SEC Accession No. 0001193125-18-143612); the Statement of Additional Information related to Investor P Shares included in the Registration Statement on Form N-1A of BlackRock LifePath® Index Retirement Fund, BlackRock LifePath® Index 2020 Fund, BlackRock LifePath® Index 2030 Fund, BlackRock LifePath® Index 2040 Fund and BlackRock LifePath® Index 2050 Fund dated July 6, 2018, as supplemented (SEC Accession No. 0001193125-18-213893); and the Annual Report to Shareholders of BlackRock LifePath® Index Retirement Fund, BlackRock LifePath® Index 2020 Fund, BlackRock LifePath® Index 2030 Fund, BlackRock LifePath® Index 2040 Fund and BlackRock LifePath® Index 2050 Fund for the fiscal year ended December 31, 2017, filed March 5, 2018 (SEC Accession No. 0001193125-18-070084), as filed with the SEC.

This SAI is not a prospectus, and should be read in conjunction with the Combined Prospectus/Proxy Statement. The Combined Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission, and is available upon request and without charge by writing to State Farm Mutual Funds, P.O. Box 219548, Kansas City, Missouri 64121 or by calling (800) 447-4930.

Capitalized terms used in this SAI and not otherwise defined herein have the meanings given them in the Combined Prospectus/Proxy Statement.

Financial Statements	S-4
Pro Forma Financial Statements (Unaudited)	S-4

FINANCIAL STATEMENTS

This SAI incorporates by reference (i) the Annual Report to Shareholders of State Farm LifePath® Retirement Fund, State Farm LifePath® 2020 Fund, State Farm LifePath® 2030 Fund, State Farm LifePath® 2040 Fund and State Farm LifePath® 2050 Fund for the fiscal year ended December 31, 2017, and (ii) the Annual Report to Shareholders of BlackRock LifePath® Index Retirement Fund, BlackRock LifePath® Index 2020 Fund, BlackRock LifePath® Index 2030 Fund, BlackRock LifePath® Index 2040 Fund and BlackRock LifePath® Index 2050 Fund for the fiscal year ended December 31, 2017, each of which have been filed with the SEC. Each of these reports contains historical financial information regarding the Funds, as applicable. The financial statements therein, and, in the case of the Annual Reports, the reports of independent registered public accountants therein, are incorporated herein by reference.

Pro forma financial statements of each of the Target Funds and each of the Acquiring Funds are provided on the following pages.

PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

The unaudited pro forma financial information set forth herein is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganizations had been consummated. The closing of the Reorganizations is contingent upon certain conditions being satisfied, including that shareholders of each Target Fund must approve the applicable Agreement and Plan of Reorganization (each, a “Reorganization Agreement”) between the applicable Target Fund and the corresponding Acquiring Fund. The proposal will result in the reorganizations (the “Reorganizations”) of each Target Fund into the corresponding Acquiring Fund. These pro forma numbers have been estimated in good faith based on information regarding each Fund as of December 31, 2017.

The unaudited pro forma information provided herein should be read in conjunction with the Annual Reports of the Target Funds and the Acquiring Funds, dated December 31, 2017, all of which are on file with the SEC and are available at no charge.

The unaudited pro forma information set forth below for the period ended December 31, 2017 is intended to present ratios and supplemental data as if the Reorganizations of each Target Funds into the corresponding Acquiring Fund had been consummated at January 1, 2017. Each Reorganization is intended to merge a Target Fund into the corresponding Acquiring Fund, a similar fund advised by BFA.

The expenses, expenses caps and waivers listed below were in effect during the periods January 1, 2017 to December 31, 2017.

Target Funds

The Target Trust, on behalf of the Target Funds, has entered into an investment advisory and management services agreement with SFIMC (the “Target Trust Management Agreement”).

Each Target Fund pays SFIMC an investment advisory and management services fee, accrued daily and paid monthly, which is based upon the aggregate average daily net assets of all the Target Funds as follows:

Average Daily Net Assets	Management Fee Rate
First $5 billion	0.28%
$5 billion to $15 billion	0.24%
Over $15 billion	0.21%

With respect to Class A, Class B, Premier, Legacy Class B and Institutional Shares of the Target Funds, SFIMC has agreed to reimburse each Target Fund, if and to the extent, such Target Fund’s total annual operating expenses exceed the following percentages of such Target Fund’s average net assets, assuming current net operating expenses of the share class of the Target Fund and assuming the exclusion of acquired fund fees and expenses reflected in the Combined Prospectus/Proxy Statement:

	Expense Reimbursement Threshold
Target Fund	Class A Shares	Class B Shares	Premier Shares	Legacy Class B Shares	Institutional Shares
LifePath Retirement Target Fund	0.86%	1.56%	0.76%	1.26%	0.61%
LifePath 2020 Target Fund	0.86%	1.56%	0.76%	1.26%	0.61%
LifePath 2030 Target Fund	0.86%	1.06%	0.76%	1.26%	0.61%
LifePath 2040 Target Fund	0.86%	1.06%	0.76%	1.26%	0.61%
LifePath 2050 Target Fund	0.86%	N/A	0.76%	N/A	N/A

With respect to Class R-1, Class R-2 and Class R-3 Shares of the Target Funds, SFIMC has agreed to reimburse each Target Fund, if and to the extent, such Target Fund’s total annual operating expenses exceed the following percentages of such Target Fund’s average net assets, assuming current net operating expenses of the share class of the Target Fund and assuming the exclusion of acquired fund fees and expenses reflected in the Combined Prospectus/Proxy Statement:

	Expense Reimbursement Threshold
Target Fund	Class R-1 Shares	Class R-2 Shares	Class R-3 Shares
LifePath Retirement Target Fund	1.18%	0.98%	0.68%
LifePath 2020 Target Fund	1.18%	0.98%	0.68%
LifePath 2030 Target Fund	1.18%	0.98%	0.68%
LifePath 2040 Target Fund	1.18%	0.98%	0.68%
LifePath 2050 Target Fund	1.18%	0.98%	N/A

With respect to all share classes of the Target Funds, SFIMC has agreed to reimburse the Target Funds, if, and to the extent, “other expenses” incurred by the Target Fund, exceed 0.10%.

Other expenses incurred by a Target Fund include all expenses incurred by the Target Fund other than: (i) the investment advisory and management services fees charged by SFIMC; (ii) 12b-1 distribution fees; (iii) acquired fund fees and expenses; and (iv) shareholder servicing fees charged to the Target Fund.

SFIMC may not discontinue this agreement to reimburse the Target Funds before April 30, 2019, without the consent of the Target Board.

SFIMC has engaged BFA as the investment sub-adviser to provide day-to-day portfolio management for each of the Target Funds.

Pursuant to a sub-advisory agreement between SFIMC and BFA (the “Target Trust Sub-Advisory Agreement”), SFIMC pays BFA for its services to each Target Fund at the rates shown in the tables below:

Average Daily Net Assets	Sub-Advisory Fee Rate
First $5 billion	0.03%
$5 billion to $15 billion	0.02%
Over $15 billion	0.01%

The assets of all of the Target Funds are aggregated for purposes of calculating the sub-advisory fee payable by SFIMC to BFA.

SFIMC provides both investment advisory and administration services to the Target Trust under the Target Trust Management Agreement, as is described more fully in the Target Trust Management Agreement. As described previously, the Target Funds pays SFIMC a management fee, computed daily and payable monthly, which is based on the Target Funds’ aggregated average daily net assets.

As discussed above, SFIMC has agreed to reimburse each Target Fund if, and to the extent, the Target Fund’s total annual operating expenses exceed specified percentages of the Target Fund’s average net assets, excluding acquired fund fees and expenses reflected in each of the Target Fund’s Prospectuses.

Acquiring Funds

Each of the Acquiring Funds is a “feeder” fund that invests all of its assets in its applicable Acquiring Master Portfolio. Accordingly, the Acquiring Funds do not invest directly in portfolio securities and do not require investment advisory services. All portfolio management occurs at the level of the Acquiring Master Portfolios. MIP, on behalf of each Acquiring Master Portfolio, has entered into an investment advisory agreement with BFA (the “MIP Management Agreement,” and together with the Target Trust Management Agreement, the “Management Agreements” and each, a “Management Agreement”) under which BFA serves as investment adviser to each Acquiring Master Portfolio and, along with certain affiliates, serves as investment adviser to the underlying funds in which each Acquiring Master Portfolio invests (the “Master Portfolio Underlying Funds”). For its services to each Acquiring Master Portfolio, BFA is entitled to receive an annual management fee of 0.05% of such Acquiring Master Portfolio’s average daily net assets.

BFA, along with certain affiliates, provides investment advisory services for the Master Portfolio Underlying Funds that differ from the investment advisory services it provides for the Acquiring Master Portfolios and receives investment advisory fees for such services to the Master Portfolio Underlying Funds that differ from the fees described herein with respect to the Acquiring Master Portfolios. In addition, BAL, along with certain affiliates, provides administration services to certain of the Master Portfolio Underlying Funds and, for those services, may receive administration fees from these Master Portfolio Underlying Funds.

BFA has voluntarily agreed to waive its management fees by the amount of investment advisory fees an Acquiring Master Portfolio pays to BFA indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”).

For the fiscal year ended December 31, 2017, each Master Portfolio listed below paid BFA management fees at the following management fee rates, net of applicable waivers:

Acquiring Master Portfolio	Management Fee Rate (Net of Applicable Waivers)
LifePath Retirement Acquiring Master Portfolio	0.04%
LifePath 2020 Acquiring Master Portfolio	0.04%
LifePath 2030 Acquiring Master Portfolio	0.04%
LifePath 2040 Acquiring Master Portfolio	0.03%
LifePath 2050 Acquiring Master Portfolio	0.02%

BFA, as each Acquiring Master Portfolio’s investment adviser, and BAL, as each Acquiring Fund’s administrator, have contractually agreed to cap net expenses (excluding: (i) interest, taxes, dividends tied to short sales, brokerage commissions and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the applicable Acquiring Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the applicable Acquiring Fund’s investments; and (iv) extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the applicable Acquiring Fund’s business (if any) of each share class of the applicable Acquiring Fund at the levels shown below. To achieve these expense caps, BFA and BAL have agreed to waive and/or reimburse fees or expenses if the applicable Acquiring Fund’s operating expenses exceed a certain limit.

BFA and BAL have contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses of each share class of each Acquiring Fund to the amounts noted in the table below.

	Contractual Caps[1] on Total Annual Fund Operating Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses)
	Contractual Caps Through April 30, 2019 or April 30, 2020[2]	Contractual Caps Through April 30, 2028 or April 30, 2029[2]
LifePath Retirement Acquiring Fund
Investor A	0.35%	1.35%
Investor P	0.35%	1.35%
Institutional	0.10%	1.10%
Class K3	0.05%	1.05%
LifePath 2020 Acquiring Fund
Investor A	0.35%	1.35%
Investor P	0.35%	1.35%
Institutional	0.10%	1.10%
Class K3	0.05%	1.05%
LifePath 2030 Acquiring Fund
Investor A	0.34%	1.34%
Investor P	0.34%	1.34%
Institutional	0.09%	1.09%
Class K3	0.04%	1.04%
LifePath 2040 Acquiring Fund
Investor A	0.33%	1.33%
Investor P	0.33%	1.33%
Institutional	0.08%	1.08%
Class K3	0.03%	1.03%
LifePath 2050 Acquiring Fund
Investor A	0.33%	1.35%
Investor P	0.33%	1.35%
Institutional[4]	0.08%	1.10%
Class K4	0.03%	1.05%

[1]	As a percentage of average daily net assets.

[2]

The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Acquiring Trust or by a vote of the majority of the outstanding voting securities of the applicable Acquiring Fund. The contractual caps are currently in effect through April 30, 2019 and April 30, 2028, respectively, for Investor A Shares, Institutional Shares and Class K Shares of each Acquiring Fund. The contractual caps are in place through April 30, 2020 and April 30, 2029 for Investor P Shares of each Acquiring Fund. Effective upon the closing of the Reorganization, these contractual agreements will be extended to April 30, 2021 and April 30, 2029, respectively, with respect to each Combined Fund.

[3]

Each of the LifePath Retirement Acquiring Fund, LifePath 2020 Acquiring Fund, LifePath 2030 Acquiring Fund and LifePath 2040 Acquiring Fund also offer Class K Shares. No Class K Shares of the LifePath Retirement Acquiring Fund, LifePath 2020 Acquiring Fund, LifePath 2030 Acquiring Fund and LifePath 2040 Acquiring Fund will be issued in the Reorganizations.

[4]

The LifePath 2050 Acquiring Fund also offers Institutional Shares and Class K Shares. No Institutional Shares or Class K Shares of the LifePath 2050 Acquiring Fund will be issued in the Reorganization.

The amount of the contractual waivers and/or reimbursements of fees and expenses made pursuant to the contractual caps on net expenses will be reduced by the amount of the affiliated money market fund waiver.

With respect to the contractual agreements to cap net expenses, if during an Acquiring Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver or reimbursement from BFA or BAL, as applicable, are less than the current expense limit for that share class, the share class is required to repay BFA or BAL up to the lesser of (a) the amount of fees waived or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either (x) the current expense limit of that share class or (y) the expense limit of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that: (i) the Acquiring Fund of which the share class is a part has more than $50 million in assets and (ii) BFA, BAL or an affiliate serves as the Acquiring Fund’s manager or administrator. This repayment applies only to the contractual caps on net expenses and does not apply to any voluntary waivers that may be in effect from time to time.

The Acquiring Trust has entered into an administration agreement with BAL (the “Acquiring Trust Administration Agreement”), pursuant to which BAL provides certain administration services to the Acquiring Funds. BAL receives for its services to each Acquiring Fund monthly compensation at the annual rate of 0.03% of the average daily net assets of the Acquiring Fund.

BAL serves as the administrator of the Acquiring Master Portfolios pursuant to an administration agreement with MIP (the “MIP Administration Agreement”). Under the MIP Administration Agreement, BAL is not entitled to receive compensation for providing administration services to each Acquiring Master Portfolio for so long as (i) BAL is entitled to receive compensation for providing administration services to a feeder fund (such as each Acquiring Fund) that invests substantially all of its assets in such Acquiring Master Portfolio, or (ii) BAL or an affiliate receives advisory fees from such Acquiring Master Portfolio. Consequently, BAL currently does not receive administration fees from the Acquiring Master Portfolios and does not expect to receive administration fees from the Acquiring Master Portfolios following the completion of the Reorganizations.

As discussed above, BFA, as each Acquiring Master Portfolio’s investment adviser, and BAL, as each Acquiring Fund’s administrator, have contractually agreed to cap net expenses by waiving and/or reimbursing fees or expenses if an Acquiring Fund’s operating expenses exceed a certain limit.

Other Service Providers

	Target Funds	Acquiring Funds
Distributor	State Farm VP Management Corp. One State Farm Plaza Bloomington, Illinois 61710-0001	BlackRock Investments, LLC 40 East 52nd Street New York, New York 10022
Custodian	State Street Bank and Trust Company 200 Clarendon Street Boston, Massachusetts 02116	State Street Bank and Trust Company One Lincoln Street Boston, Massachusetts 02111
Transfer Agent	State Farm Investment Management Corp. One State Farm Plaza Bloomington, Illinois 61710-0001	BNY Mellon Investment Servicing (US) Inc. 301 Bellevue Parkway Wilmington, Delaware 19809
Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP One North Wacker Chicago, Illinois 60606	PricewaterhouseCoopers LLP Two Commerce Square 2001 Market Street, Suite 1800 Philadelphia, Pennsylvania 19103
Accounting Services Provider	State Street Bank and Trust Company 200 Clarendon Street Boston, Massachusetts 02116	State Street Bank and Trust Company One Lincoln Street Boston, Massachusetts 02111
Fund Counsel	Stradley Ronon Stevens & Young, LLP 191 North Wacker Drive, Suite 1601 Chicago, Illinois 60606	Sidley Austin LLP 787 Seventh Avenue New York, New York 10019-6018

Combined Fund. Following the closing of the Reorganizations, each Acquiring Fund’s current service providers will serve the applicable Combined Fund.

Prior to the Reorganizations State Farm Mutual Automobile Insurance Company (“SFMAIC”) will redeem its holdings in the LifePath 2050 Target Fund. As of December 31, 2017, SFMAIC held 300,000 shares of the LifePath 2050 Target Fund. SFMAIC’s holdings comprise approximately 0.8% of the LifePath 2050 Target Fund’s assets as of the corresponding Acquiring Fund’s fiscal year end and will be redeemed prior to the Reorganizations.

The net assets of each Combined Fund reflect adjustments due to Target Fund share redemptions by SFMAIC and Target Fund transactional costs incurred with relation to the applicable Reorganization.

As of December 31, 2017, the net assets of (i) the LifePath Retirement Target Fund were $1,245,269,604 and (ii) the LifePath Retirement Acquiring Fund were $1,234,843,595. As of December 31, 2017, the net assets of the LifePath Retirement Combined Fund would have been $2,479,953,707 on a pro forma basis. The net assets of the Combined Fund reflect transaction costs of $159,492.

As of December 31, 2017, the net assets of (i) the LifePath 2020 Target Fund were $2,171,708,860 and (ii) the LifePath 2020 Acquiring Fund were $2,407,684,649. As of December 31, 2017, the net assets of the LifePath 2020 Combined Fund would have been $4,579,068,748 on a pro forma basis. The net assets of the Combined Fund reflect transaction costs of $324,761.

As of December 31, 2017, the net assets of (i) the LifePath 2030 Target Fund were $2,473,857,890 and (ii) the LifePath 2030 Acquiring Fund were $3,130,874,329. As of December 31, 2017, the net assets of the LifePath 2030 Combined Fund would have been $5,604,195,179 on a pro forma basis. The net assets of the Combined Fund reflect transaction costs of $537,040.

As of December 31, 2017, the net assets of (i) the LifePath 2040 Target Fund were $1,919,665,107 and (ii) the LifePath 2040 Acquiring Fund were $2,334,205,859. As of December 31, 2017, the net assets of the LifePath 2040 Combined Fund would have been $4,253,347,944 on a pro forma basis. The net assets of the Combined Fund reflect transaction costs of $523,022.

As of December 31, 2017, the net assets of (i) the LifePath 2050 Target Fund were $467,780,535 and (ii) the LifePath 2050 Acquiring Fund were $1,252,023,137. As of December 31, 2017, the net assets of the LifePath 2050 Combined Fund would have been $1,715,939,454 on a pro forma basis. The net assets of the Combined Fund reflect (i) SFMAIC redemptions of $3,722,173 and (ii) transaction costs of $142,045.

In the Reorganizations, the outstanding shares of each Target Fund will be exchanged for newly issued shares of the corresponding Acquiring Fund, with no par value per share (in each case, the “Acquiring Fund Shares”). The aggregate net asset value (“NAV”) immediately after the Reorganizations of your applicable Combined Fund shares will be the same as the aggregate NAV of your applicable Target Fund shares immediately prior to the Reorganization. However, the number of shares you receive will depend on the relative NAV of the shares of the applicable Target Fund and the corresponding Acquiring Fund as of the close of regular trading on the New York Stock Exchange on the business day immediately before the closing of the Reorganization (“Valuation Time”). Thus, if as of the Valuation Time the NAV of a share of an Acquiring Fund is lower than the NAV of the corresponding share class of the corresponding Target Fund, you will receive a greater number of shares of the Acquiring Fund in the Reorganization than you held in the Target Fund immediately prior to the Reorganizations. On the other hand, if the NAV of a share of an Acquiring Fund is higher than the NAV of the corresponding share class of the corresponding Target Fund, you will receive fewer shares of the Acquiring Fund in the Reorganization than you held in the Target Fund immediately prior to the Reorganizations.

The number of shares of each class assumed to be issued is equal to the NAV of the shares of a Target Fund, as of December 31, 2017, divided by the NAV per share of the corresponding class of shares of the corresponding Acquiring Fund as of December 31, 2017. The pro forma number of shares outstanding, by class impacted by the Reorganization, for each Acquiring Fund consists of the following at December 31, 2017.

LifePath Retirement Acquiring Fund

Class of Shares	Shares of Acquiring Fund Pre-Combination	Additional Shares Assumed Issued In Reorganization*	Total Outstanding Shares Post-Combination*,***,****
Institutional	5,947,607	9,005,267	14,952,874
Investor A	7,323,688	4,598,359	11,922,047
Investor P†	—	88,024,749	88,024,749

LifePath 2020 Acquiring Fund

Class of Shares	Shares of Acquiring Fund Pre-Combination	Additional Shares Assumed Issued In Reorganization*	Total Outstanding Shares Post-Combination*,***,****
Institutional	8,340,130	17,372,340	25,712,470
Investor A	15,615,759	8,910,407	24,526,166
Investor P†	—	144,565,119	144,565,119

LifePath 2030 Acquiring Fund

Class of Shares	Shares of Acquiring Fund Pre-Combination	Additional Shares Assumed Issued In Reorganization*	Total Outstanding Shares Post-Combination*,***,****
Institutional	10,064,384	22,106,211	32,170,595
Investor A	20,904,449	6,412,897	27,317,346
Investor P†	—	153,090,787	153,090,787

LifePath 2040 Acquiring Fund

Class of Shares	Shares of Acquiring Fund Pre-Combination	Additional Shares Assumed Issued In Reorganization*	Total Outstanding Shares Post-Combination*,***,****
Institutional	7,471,560	27,316,733	34,788,293
Investor A	14,263,983	2,923,754	17,187,737
Investor P†	—	103,327,174	103,327,174

LifePath 2050 Acquiring Fund

Class of Shares	Shares of Acquiring Fund Pre-Combination	Additional Shares Assumed Issued In Reorganization*	Total Outstanding Shares Post-Combination*,**,***,****
Investor A	6,383,402	932,403	7,315,805
Investor P†	—	30,084,124	30,084,124

*	Assumes Target Fund share allocations to Investor A Shares and Investor P Shares had taken place on December 31, 2017.

**	Assumes SFMAIC redeems its holdings.

***	Does not include the distribution of any applicable capital gains or undistributed net investment income.

****	Adjusted for transaction costs.

†	Investor P Shares had not commenced operations as of December 31, 2017.

On a pro forma basis for the twelve months ended December 31, 2017, the proposed Reorganizations would result in the following changes in investment advisory fees, administration fees, other operating expenses and waivers and reimbursements as follows:

LifePath Retirement Target Fund/LifePath Retirement Acquiring Fund

	Dollar Change	Basis Points
Investment advisory fees	$(2,686,892)	(0.12)%
Administration fees	$374,927	0.02%
Other operating expenses	$(2,107,205)	(0.10)%
Waivers and reimbursements	$(527,481)	(0.02)%

LifePath 2020 Target Fund/LifePath 2020 Acquiring Fund

	Dollar Change	Basis Points
Investment advisory fees	$(4,626,857)	(0.11)%
Administration fees	$645,629	0.02%
Other operating expenses	$(3,797,269)	(0.10)%
Waivers and reimbursements	$(1,021,912)	(0.02)%

LifePath 2030 Target Fund/LifePath 2030 Acquiring Fund

	Dollar Change	Basis Points
Investment advisory fees	$(5,092,348)	(0.10)%
Administration fees	$710,584	0.01%
Other operating expenses	$(4,420,382)	(0.10)%
Waivers and reimbursements	$(1,376,593)	(0.02)%

LifePath 2040 Target Fund/LifePath 2040 Acquiring Fund

	Dollar Change	Basis Points
Investment advisory fees	$(3,864,585)	(0.10)%
Administration fees	$539,263	0.01%
Other operating expenses	$(3,586,123)	(0.10)%
Waivers and reimbursements	$(1,207,955)	(0.03)%

LifePath 2050 Target Fund/LifePath 2050 Acquiring Fund

	Dollar Change	Basis Points
Investment advisory fees	$(933,692)	(0.07)%
Administration fees	$130,287	0.01%
Other operating expenses	$(1,136,240)	(0.08)%
Waivers and reimbursements	$(172,266)	(0.01)%

The following tables represent the total net annual portfolio operating expenses for each Target Fund and the corresponding Acquiring Fund, including such Acquiring Fund’s share of the corresponding Acquiring Master Portfolio’s allocated expenses, as of December 31, 2017, and each Combined Fund, as if each Reorganization was consummated, on January 1, 2017.

		Total Net Annual Portfolio Operating Expenses
LifePath Retirement Target Fund Shares	LifePath Retirement Acquiring Fund Shares Received	LifePath Retirement Target Fund	LifePath Retirement Acquiring Fund	LifePath Retirement Combined Fund Pro Forma
Class A Shares	Investor A or Investor P Shares	0.90%	0.41%	0.41%
Class B Shares	Investor A or Investor P Shares	1.60%	0.41%	0.41%
Legacy Class B Shares	Investor A or Investor P Shares	1.30%	0.41%	0.41%
Premier Shares	Investor A or Investor P Shares	0.80%	0.41%	0.41%
Class R-1 Shares	Investor P Shares	1.22%	0.41%	0.41%
Class R-2 Shares	Investor P Shares	1.02%	0.41%	0.41%
Institutional Shares	Institutional Shares	0.65%	0.16%	0.16%
Class R-3 Shares	Institutional Shares	0.72%	0.16%	0.16%

		Total Net Annual Portfolio Operating Expenses
LifePath 2020 Target Fund Shares	LifePath 2020 Acquiring Fund Shares Received	LifePath 2020 Target Fund	LifePath 2020 Acquiring Fund	LifePath 2020 Combined Fund Pro Forma
Class A Shares	Investor A or Investor P Shares	0.90%	0.41%	0.41%
Class B Shares	Investor A or Investor P Shares	1.60%	0.41%	0.41%
Legacy Class B Shares	Investor A or Investor P Shares	1.30%	0.41%	0.41%
Premier Shares	Investor A or Investor P Shares	0.80%	0.41%	0.41%
Class R-1 Shares	Investor P Shares	1.22%	0.41%	0.41%
Class R-2 Shares	Investor P Shares	1.02%	0.41%	0.41%
Institutional Shares	Institutional Shares	0.65%	0.16%	0.16%
Class R-3 Shares	Institutional Shares	0.72%	0.16%	0.16%

		Total Net Annual Portfolio Operating Expenses
LifePath 2030 Target Fund Shares	LifePath 2030 Acquiring Fund Shares Received	LifePath 2030 Target Fund	LifePath 2030 Acquiring Fund	LifePath 2030 Combined Fund Pro Forma
Class A Shares	Investor A or Investor P Shares	0.93%	0.41%	0.41%
Class B Shares	Investor A or Investor P Shares	1.13%	0.41%	0.41%
Legacy Class B Shares	Investor A or Investor P Shares	1.33%	0.41%	0.41%
Premier Shares	Investor A or Investor P Shares	0.83%	0.41%	0.41%
Class R-1 Shares	Investor P Shares	1.25%	0.41%	0.41%
Class R-2 Shares	Investor P Shares	1.05%	0.41%	0.41%
Institutional Shares	Institutional Shares	0.68%	0.16%	0.16%
Class R-3 Shares	Institutional Shares	0.75%	0.16%	0.16%

		Total Net Annual Portfolio Operating Expenses
LifePath 2040 Target Fund Shares	LifePath 2040 Acquiring Fund Shares Received	LifePath 2040 Target Fund	LifePath 2040 Acquiring Fund	LifePath 2040 Combined Fund Pro Forma
Class A Shares	Investor A or Investor P Shares	0.95%	0.41%	0.41%
Class B Shares	Investor A or Investor P Shares	1.15%	0.41%	0.41%
Legacy Class B Shares	Investor A or Investor P Shares	1.35%	0.41%	0.41%
Premier Shares	Investor A or Investor P Shares	0.85%	0.41%	0.41%
Class R-1 Shares	Investor P Shares	1.27%	0.41%	0.41%
Class R-2 Shares	Investor P Shares	1.07%	0.41%	0.41%
Institutional Shares	Institutional Shares	0.70%	0.16%	0.16%
Class R-3 Shares	Institutional Shares	0.77%	0.16%	0.16%

		Total Net Annual Portfolio Operating Expenses
LifePath 2050 Target Fund Shares	LifePath 2050 Acquiring Fund Shares Received	LifePath 2050 Target Fund	LifePath 2050 Acquiring Fund	LifePath 2050 Combined Fund Pro Forma
Class A Shares	Investor A or Investor P Shares	0.99%	0.41%	0.41%
Premier Shares	Investor A or Investor P Shares	0.89%	0.41%	0.41%
Class R-1 Shares	Investor P Shares	1.31%	0.41%	0.41%
Class R-2 Shares	Investor P Shares	1.11%	0.41%	0.41%

No significant accounting policies will change as a result of the proposed Reorganizations, specifically, policies regarding valuation and Subchapter M compliance. As of May 31, 2018, all the securities held by each Target Fund comply with the compliance guidelines and/or investment restrictions of the corresponding Acquiring Fund. While the portfolio managers of each Acquiring Fund do not anticipate disposing of a material portion of the corresponding Target Fund’s holdings following the closing of the Reorganization, they do anticipate requesting the disposition of substantially all of such Target Fund’s holdings in preparation for the Reorganization. The sale of these portfolio securities would increase the brokerage expenses and transaction costs incurred by the Target Funds.

The Reorganization is expected to be tax-free for U.S. federal income tax purposes. This means that no gain or loss will be recognized by a Target Fund or its shareholders for U.S. federal income tax purposes as a result of a Reorganization (except for any gain or loss that may be required to be recognized solely as a result of the close of the Target Funds’ taxable year due to the Reorganizations or as a result of the transfer of certain assets). The aggregate tax basis of the applicable Acquiring Fund Shares received by the shareholders of each Target Fund will be the same as the aggregate tax basis the shareholders of the corresponding Target Fund held in its shares of such Target Fund immediately before the Reorganization.

Accounting Survivor: Each Acquiring Fund is deemed to be the “accounting survivor” in connection with the applicable Reorganization.

Cost of Reorganization: BFA or its affiliates will pay each Acquiring Fund’s portion of the expenses incurred in connection with its respective Reorganization (including auditor and legal fees of the Acquiring Fund and the costs of preparing and filing the Combined Prospectus/Proxy Statement), other than legal fees associated with counsel to the trustees who are not “interested persons” (as defined in the 1940 Act) (“Independent Trustee Counsel Fees”) of its respective Acquiring Trust and any portfolio transaction costs relating to the realignment of the corresponding Target Fund’s portfolio after its respective Reorganization. The portion of each Acquiring Fund’s expenses incurred in connection with its respective Reorganization paid by BFA or its affiliates are estimated to be $108,776 for Proposal 1a, $108,776 for Proposal 1b, $108,776 for Proposal 1c, $108,776 for Proposal 1d and $108,776 for Proposal 1e. The Independent Trustee Counsel Fees are allocated based on the Acquiring Fund’s net assets and are estimated to be $3,280 for Proposal 1a, $6,400 for Proposal 1b, $8,850 for

Proposal 1c, $6,750 for Proposal 1d and $3,830 for Proposal 1e for the applicable Acquiring Fund and, with respect to each Acquiring Fund, will be borne indirectly by BFA or its affiliates due to the expense caps applicable to the Acquiring Fund. If the Reorganizations are not approved, however, BFA or its affiliates will directly bear the Independent Trustee Counsel Fees.

SFIMC or its affiliates will reimburse each Target Fund for the Target Fund’s portion of the expenses incurred in connection with its respective Reorganization (including auditor and legal fees of the Target Fund, solicitation fees and the costs of printing and mailing the Combined Prospectus/Proxy Statement), which are estimated to be $298,000 for Proposal 1a, $467,000 for Proposal 1b, $488,000 for Proposal 1c, $354,000 for Proposal 1d and $125,000 for Proposal 1e, other than any portfolio transaction costs relating to the realignment of the Target Fund’s portfolio prior to its respective Reorganization. SFIMC or its affiliates will reimburse a Target Fund for expenses related to the Reorganizations simultaneously with the accrual of such expense on the Target Fund’s financial statements. The simultaneous timing of the expense accrual and the reimbursement will prevent Target Fund shareholders from bearing these costs prior to reimbursement.

In addition, if the Reorganizations are approved, each Target Fund will pay for any portfolio transaction costs relating to the realignment of its portfolio with that of the corresponding Acquiring Fund in connection with the Reorganizations. Prior to the closing of its respective Reorganization, each Acquiring Fund anticipates requesting the disposition of substantially all of the corresponding Target Fund’s holdings.

SFIMC has estimated that the brokerage commission and other portfolio transaction costs relating to the realignment of each Target Fund’s portfolio prior to its respective Reorganization will be approximately:

LifePath Retirement Target Fund
$159,492 or, based on shares outstanding as of December 31, 2017, $0.002 per share.

LifePath 2020 Target Fund
$324,761 or, based on shares outstanding as of December 31, 2017, $0.002 per share.

LifePath 2030 Target Fund
$537,040 or, based on shares outstanding as of December 31, 2017, $0.004 per share.

LifePath 2040 Target Fund
$523,022 or, based on shares outstanding as of December 31, 2017, $0.005 per share.

LifePath 2050 Target Fund
$142,045 or, based on shares outstanding as of December 31, 2017, $0.004 per share.

The estimated costs in the table above do not include the impact of any realized gains.

Undistributed Net Investment Income, Undistributed Realized Gain and Capital Loss Carryforwards: If the Reorganizations are approved by shareholders, then substantially all of the undistributed net investment income and undistributed realized gain, if any, of each Target Fund is expected to be distributed to such Target Fund’s shareholders prior to the Closing Date (as defined in Appendix II). As of December 31, 2017, the amount of undistributed net investment income, realized capital gains and capital loss carryforwards for each Fund were as follows:

Undistributed Net Income

LifePath Retirement Target Fund	LifePath Retirement Acquiring Fund
$2,303,220	$—

LifePath 2020 Target Fund	LifePath 2020 Acquiring Fund
$799,134	$—

LifePath 2030 Target Fund	LifePath 2030 Acquiring Fund
$664,886	$5,357

LifePath 2040 Target Fund	LifePath 2040 Acquiring Fund
$418,089	$3,726

LifePath 2050 Target Fund	LifePath 2050 Acquiring Fund
$439,168	$3,769

Undistributed Realized Gains

LifePath Retirement Target Fund	LifePath Retirement Acquiring Fund
$107,714,089	$3,597

LifePath 2020 Target Fund	LifePath 2020 Acquiring Fund
$230,970,465	$312,274

LifePath 2030 Target Fund	LifePath 2030 Acquiring Fund
$363,302,640	$722,762

LifePath 2040 Target Fund	LifePath 2040 Acquiring Fund
$342,641,192	$641,683

LifePath 2050 Target Fund	LifePath 2050 Acquiring Fund
$85,669,197	$—

Capital Loss Carryforwards

LifePath Retirement Target Fund	LifePath Retirement Acquiring Fund
$—	$—

LifePath 2020 Target Fund	LifePath 2020 Acquiring Fund
$—	$—

LifePath 2030 Target Fund	LifePath 2030 Acquiring Fund
$—	$—

LifePath 2040 Target Fund	LifePath 2040 Acquiring Fund
$—	$—

LifePath 2050 Target Fund	LifePath 2050 Acquiring Fund
$—	$321,922

[FORM OF PROXY CARD]

STATE FARM LIFEPATH® RETIREMENT FUND, STATE FARM LIFEPATH® 2020 FUND, STATE FARM LIFEPATH® 2030 FUND,

STATE FARM LIFEPATH® 2040 FUND, STATE FARM LIFEPATH® 2050 FUND,

EACH A SERIES OF STATE FARM MUTUAL FUND TRUST

PROXY FOR SPECIAL MEETING OF SHAREHOLDERS TO BE HELD SEPTEMBER 14, 2018

The undersigned hereby appoints Joe R. Monk, Jr. and Paul J. Smith, and each of them with full powers of substitution, as proxies for the undersigned to represent and vote, as designated on the reverse side hereof, all of the shares of the applicable above-listed fund(s), each a series of State Farm Mutual Fund Trust, that the undersigned is entitled to vote at the Special Meeting of Shareholders of State Farm Mutual Fund Trust to be held at 8:00 a.m. Central Time, on September 14, 2018, at One State Farm Plaza, Bloomington, Illinois 61710 (the “Special Meeting”), or any adjournment(s) or postponement(s) thereof.

The shares to which this Proxy relates will be voted as specified. If no specification is made, such shares will be voted FOR the applicable proposal(s) set forth on this Proxy, and in the discretion of the proxies in accordance with their best judgment on any other business that may properly come before the Special Meeting.

The Board of Trustees of State Farm Mutual Fund Trust (the “Board”) believes that each reorganization is in the best interests of the applicable fund(s), and unanimously recommends that you vote “FOR” the applicable proposal(s).

IMPORTANT NOTICE

REGARDING THE AVAILABILITY OF PROXY MATERIALS

for the Special Meeting of Shareholders on September 14, 2018.

The Proxy Statement for this Special Meeting is available at:

https://www.proxy-direct.com/STA-29797

SFM_29797_061218

FUNDS	FUNDS	FUNDS
State Farm LifePath® Retirement Fund State Farm LifePath® 2040 Fund	State Farm LifePath® 2020 Fund State Farm LifePath® 2050 Fund	State Farm LifePath® 2030 Fund

VOTING OPTIONS

Read your proxy statement and have it at hand when voting.

VOTE ON THE INTERNET Log on to: www.proxy-direct.com or scan the QR code Follow the on-screen instructions available 24 hours	VOTE BY PHONE Call 1-800-337-3503 Follow the recorded instructions available 24 hours	VOTE BY MAIL Vote, sign and date this Proxy Card and return it in the postage-paid envelope.	VOTE IN PERSON Attend Shareholder Meeting One State Farm Plaza Bloomington, Illinois 61710 on September 14, 2018

THE BOARD RECOMMENDS THAT YOU VOTE “FOR” THE APPLICABLE PROPOSAL(S).	+
In their discretion, the proxy holders are authorized to vote upon such other matters as may properly come before the Special Meeting or any adjournment(s) or postponement(s) thereof.

Properly executed Proxies will be voted as specified. If no other specification is made, such shares will be voted “FOR” the applicable proposal(s).

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS SHOWN IN THIS EXAMPLE: ☒

A	Proposals

1a.	To approve an Agreement and Plan of Reorganization which provides for (i) the transfer and delivery of all of the assets of the LifePath Retirement Target Fund to the LifePath Retirement Acquiring Fund in exchange for the assumption by the LifePath Retirement Acquiring Fund of certain stated liabilities (which exclude liabilities relating to any litigation) of the LifePath Retirement Target Fund and newly-issued shares of the LifePath Retirement Acquiring Fund; (ii) the distribution of such shares (including fractional shares) of the LifePath Retirement Acquiring Fund by the LifePath Retirement Target Fund to its shareholders; and (iii) the termination, dissolution and liquidation of the LifePath Retirement Target Fund as a series of the Target Trust.

		FOR	AGAINST	ABSTAIN
	State Farm LifePath® Retirement Fund	☐	☐	☐

1b.	To approve an Agreement and Plan of Reorganization which provides for (i) the transfer and delivery of all of the assets of the LifePath 2020 Target Fund to the LifePath 2020 Acquiring Fund in exchange for the assumption by the LifePath 2020 Acquiring Fund of certain stated liabilities (which exclude liabilities relating to any litigation) of the LifePath 2020 Target Fund and newly-issued shares of the LifePath 2020 Acquiring Fund; (ii) the distribution of such shares (including fractional shares) of the LifePath 2020 Acquiring Fund by the LifePath 2020 Target Fund to its shareholders; and (iii) the termination, dissolution and liquidation of the LifePath 2020 Target Fund as a series of the Target Trust.

		FOR	AGAINST	ABSTAIN
	State Farm LifePath® 2020 Fund	☐	☐	☐

1c.	To approve an Agreement and Plan of Reorganization which provides for (i) the transfer and delivery of all of the assets of the LifePath 2030 Target Fund to the LifePath 2030 Acquiring Fund in exchange for the assumption by the LifePath 2030 Acquiring Fund of certain stated liabilities (which exclude liabilities relating to any litigation) of the LifePath 2030 Target Fund and newly-issued shares of the LifePath 2030 Acquiring Fund; (ii) the distribution of such shares (including fractional shares) of the LifePath 2030 Acquiring Fund by the LifePath 2030 Target Fund to its shareholders; and (iii) the termination, dissolution and liquidation of the LifePath 2030 Target Fund as a series of the Target Trust.

		FOR	AGAINST	ABSTAIN
	State Farm LifePath® 2030 Fund	☐	☐	☐

1d.	To approve an Agreement and Plan of Reorganization which provides for (i) the transfer and delivery of all of the assets of the LifePath 2040 Target Fund to the LifePath 2040 Acquiring Fund in exchange for the assumption by the LifePath 2040 Acquiring Fund of certain stated liabilities (which exclude liabilities relating to any litigation) of the LifePath 2040 Target Fund and newly-issued shares of the LifePath 2040 Acquiring Fund; (ii) the distribution of such shares (including fractional shares) of the LifePath 2040 Acquiring Fund by the LifePath 2040 Target Fund to its shareholders; and (iii) the termination, dissolution and liquidation of the LifePath 2040 Target Fund as a series of the Target Trust.

		FOR	AGAINST	ABSTAIN
	State Farm LifePath® 2040 Fund	☐	☐	☐

1e.	To approve an Agreement and Plan of Reorganization which provides for (i) the transfer and delivery of all of the assets of the LifePath 2050 Target Fund to the LifePath 2050 Acquiring Fund in exchange for the assumption by the LifePath 2050 Acquiring Fund of certain stated liabilities (which exclude liabilities relating to any litigation) of the LifePath 2050 Target Fund and newly-issued shares of the LifePath 2050 Acquiring Fund; (ii) the distribution of such shares (including fractional shares) of the LifePath 2050 Acquiring Fund by the LifePath 2050 Target Fund to its shareholders; and (iii) the termination, dissolution and liquidation of the LifePath 2050 Target Fund as a series of the Target Trust.

		FOR	AGAINST	ABSTAIN
	State Farm LifePath® 2050 Fund	☐	☐	☐

2.	To transact such other business as permitted by applicable law and as may properly be presented at the Special Meeting or any adjournment(s) or postponement(s) thereof.
B	Authorized Signatures — This section must be completed for your vote to be counted. — Sign and Date Below

Note:

Please sign exactly as your name(s) appear(s) on this proxy card, and date it. When shares are held jointly, each holder should sign. When signing as attorney, executor, administrator, trustee, guardian, officer of corporation or other entity or in another representative capacity, please give the full title under the signature.

Date (mm/dd/yyyy) — Please print date below	Signature 1 — Please keep signature within the box	Signature 2 — Please keep signature within the box
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